UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21295
JPMorgan Trust I
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Developed International Value Fund
Class A Shares/Ticker: JFEAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class A Shares)	$57	1.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFEAX-426
JPMorgan Developed International Value Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Developed International Value Fund
Class C Shares/Ticker: JIUCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class C Shares)	$83	1.53%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIUCX-426
JPMorgan Developed International Value Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Developed International Value Fund

Class I Shares/Ticker: JIESX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class I Shares)	$43	0.79%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIESX-426
JPMorgan Developed International Value Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Developed International Value Fund

Class L Shares/Ticker: JNUSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class L Shares)	$38	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNUSX-426
JPMorgan Developed International Value Fund - Class L

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Developed International Value Fund

Class R2 Shares/Ticker: JPVZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class R2 Shares)	$73	1.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPVZX-426
JPMorgan Developed International Value Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Developed International Value Fund

Class R5 Shares/Ticker: JPVRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class R5 Shares)	$37	0.68%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPVRX-426
JPMorgan Developed International Value Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Developed International Value Fund
Class R6 Shares/Ticker: JNVMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class R6 Shares)	$32	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNVMX-426
JPMorgan Developed International Value Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class A Shares/Ticker: JFAMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class A Shares)	$65	1.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFAMX-426
JPMorgan Emerging Markets Equity Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class C Shares/Ticker: JEMCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class C Shares)	$92	1.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMCX-426
JPMorgan Emerging Markets Equity Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class I Shares/Ticker: JEMSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class I Shares)	$52	0.94%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMSX-426
JPMorgan Emerging Markets Equity Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Emerging Markets Equity Fund

Class L Shares/Ticker: JMIEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class L Shares)	$46	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMIEX-426
JPMorgan Emerging Markets Equity Fund - Class L

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Emerging Markets Equity Fund

Class R2 Shares/Ticker: JHUJX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R2 Shares)	$82	1.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHUJX-426
JPMorgan Emerging Markets Equity Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Emerging Markets Equity Fund

Class R3 Shares/Ticker: JHURX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R3 Shares)	$68	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHURX-426
JPMorgan Emerging Markets Equity Fund - Class R3

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Emerging Markets Equity Fund

Class R4 Shares/Ticker: JHUKX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R4 Shares)	$54	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHUKX-426
JPMorgan Emerging Markets Equity Fund - Class R4

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Emerging Markets Equity Fund

Class R5 Shares/Ticker: JEMOX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R5 Shares)	$46	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMOX-426
JPMorgan Emerging Markets Equity Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Emerging Markets Equity Fund

Class R6 Shares/Ticker: JEMWX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R6 Shares)	$41	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMWX-426
JPMorgan Emerging Markets Equity Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Europe Dynamic Fund
Class A Shares/Ticker: VEUAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class A Shares)	$52	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$707,946
Total number of portfolio holdings	69
Portfolio turnover rate	49%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VEUAX-426
JPMorgan Europe Dynamic Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Europe Dynamic Fund
Class C Shares/Ticker: VEUCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class C Shares)	$73	1.40%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$707,946
Total number of portfolio holdings	69
Portfolio turnover rate	49%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VEUCX-426
JPMorgan Europe Dynamic Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Europe Dynamic Fund

Class I Shares/Ticker: JFESX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class I Shares)	$38	0.73%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$707,946
Total number of portfolio holdings	69
Portfolio turnover rate	49%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFESX-426
JPMorgan Europe Dynamic Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Europe Dynamic Fund

Class L Shares/Ticker: JFEIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class L Shares)	$35	0.66%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$707,946
Total number of portfolio holdings	69
Portfolio turnover rate	49%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFEIX-426
JPMorgan Europe Dynamic Fund - Class L

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Europe Dynamic Fund

Class R6 Shares/Ticker: VEUVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class R6 Shares)	$29	0.56%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$707,946
Total number of portfolio holdings	69
Portfolio turnover rate	49%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VEUVX-426
JPMorgan Europe Dynamic Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Global Allocation Fund

Class A Shares/Ticker: GAOAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class A Shares)	$50	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOAX-426
JPMorgan Global Allocation Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Global Allocation Fund
Class C Shares/Ticker: GAOCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class C Shares)	$75	1.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOCX-426
JPMorgan Global Allocation Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Global Allocation Fund
Class I Shares/Ticker: GAOSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class I Shares)	$37	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOSX-426
JPMorgan Global Allocation Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Global Allocation Fund
Class R2 Shares/Ticker: GAONX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R2 Shares)	$68	1.36%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAONX-426
JPMorgan Global Allocation Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Global Allocation Fund
Class R3 Shares/Ticker: GAOTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R3 Shares)	$56	1.11%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOTX-426
JPMorgan Global Allocation Fund - Class R3

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Global Allocation Fund
Class R4 Shares/Ticker: GAOFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R4 Shares)	$43	0.86%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOFX-426
JPMorgan Global Allocation Fund - Class R4

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Global Allocation Fund
Class R5 Shares/Ticker: GAORX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R5 Shares)	$35	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAORX-426
JPMorgan Global Allocation Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Global Allocation Fund
Class R6 Shares/Ticker: GAOZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R6 Shares)	$31	0.61%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOZX-426
JPMorgan Global Allocation Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Income Builder Fund

Class A Shares/Ticker: JNBAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class A Shares)	$36	0.71%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,737,025
Total number of portfolio holdings	2,788
Portfolio turnover rate	56%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBAX-426
JPMorgan Income Builder Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Income Builder Fund
Class C Shares/Ticker: JNBCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class C Shares)	$62	1.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,737,025
Total number of portfolio holdings	2,788
Portfolio turnover rate	56%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBCX-426
JPMorgan Income Builder Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Income Builder Fund
Class I Shares/Ticker: JNBSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class I Shares)	$29	0.56%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,737,025
Total number of portfolio holdings	2,788
Portfolio turnover rate	56%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBSX-426
JPMorgan Income Builder Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Income Builder Fund
Class R6 Shares/Ticker: JNBZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class R6 Shares)	$25	0.48%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,737,025
Total number of portfolio holdings	2,788
Portfolio turnover rate	56%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBZX-426
JPMorgan Income Builder Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan International Equity Fund

Class A Shares/Ticker: JSEAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class A Shares)	$49	0.95%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSEAX-426
JPMorgan International Equity Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan International Equity Fund
Class C Shares/Ticker: JIECX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class C Shares)	$74	1.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIECX-426
JPMorgan International Equity Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan International Equity Fund

Class I Shares/Ticker: VSIEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class I Shares)	$36	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VSIEX-426
JPMorgan International Equity Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan International Equity Fund

Class R2 Shares/Ticker: JIEZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class R2 Shares)	$64	1.25%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIEZX-426
JPMorgan International Equity Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan International Equity Fund

Class R5 Shares/Ticker: JIERX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class R5 Shares)	$31	0.60%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIERX-426
JPMorgan International Equity Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan International Equity Fund
Class R6 Shares/Ticker: JNEMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class R6 Shares)	$26	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNEMX-426
JPMorgan International Equity Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan International Focus Fund
Class A Shares/Ticker: IUAEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class A Shares)	$52	1.00%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUAEX-426
JPMorgan International Focus Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan International Focus Fund
Class C Shares/Ticker: IUCEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class C Shares)	$78	1.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUCEX-426
JPMorgan International Focus Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan International Focus Fund
Class I Shares/Ticker: IUESX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class I Shares)	$39	0.75%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUESX-426
JPMorgan International Focus Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan International Focus Fund
Class R2 Shares/Ticker: IUERX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class R2 Shares)	$67	1.30%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUERX-426
JPMorgan International Focus Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan International Focus Fund
Class R5 Shares/Ticker: IUEFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class R5 Shares)	$34	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUEFX-426
JPMorgan International Focus Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan International Focus Fund
Class R6 Shares/Ticker: IUENX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class R6 Shares)	$29	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUENX-426
JPMorgan International Focus Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Research Market Neutral Fund
Class A Shares/Ticker: JMNAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
JPMorgan Research Market Neutral Fund (Class A Shares)	$132	2.67%
*	This charge is annualized.
**	Includes dividend and interest expenses on short sales.

KEY FUND STATISTICS
Fund net assets (000's)	$329,355
Total number of portfolio holdings	315
Portfolio turnover rate	125	%*
*	Not annualized.
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMNAX-426
JPMorgan Research Market Neutral Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Research Market Neutral Fund
Class C Shares/Ticker: JMNCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
JPMorgan Research Market Neutral Fund (Class C Shares)	$157	3.19%
*	This charge is annualized.
**	Includes dividend and interest expenses on short sales.

KEY FUND STATISTICS
Fund net assets (000's)	$329,355
Total number of portfolio holdings	315
Portfolio turnover rate	125	%*
*	Not annualized.
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMNCX-426
JPMorgan Research Market Neutral Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Research Market Neutral Fund
Class I Shares/Ticker: JMNSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
JPMorgan Research Market Neutral Fund (Class I Shares)	$119	2.43%
*	This charge is annualized.
**	Includes dividend and interest expenses on short sales.

KEY FUND STATISTICS
Fund net assets (000's)	$329,355
Total number of portfolio holdings	315
Portfolio turnover rate	125	%*
*	Not annualized.
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMNSX-426
JPMorgan Research Market Neutral Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Tax Aware Real Return Fund
Class A Shares/Ticker: TXRAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class A Shares	$35	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$638,969
Total number of portfolio holdings	401
Portfolio turnover rate	16%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRAX-426
JPMorgan Tax Aware Real Return Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Tax Aware Real Return Fund
Class C Shares/Ticker: TXRCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class C Shares	$59	1.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$638,969
Total number of portfolio holdings	401
Portfolio turnover rate	16%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRCX-426
JPMorgan Tax Aware Real Return Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Tax Aware Real Return Fund

Class I Shares/Ticker: TXRIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class I Shares	$22	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$638,969
Total number of portfolio holdings	401
Portfolio turnover rate	16%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRIX-426
JPMorgan Tax Aware Real Return Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Tax Aware Real Return Fund
Class R6 Shares/Ticker: TXRRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class R6 Shares	$17	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$638,969
Total number of portfolio holdings	401
Portfolio turnover rate	16%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRRX-426
JPMorgan Tax Aware Real Return Fund - Class R6

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan International Equity Funds
April 30, 2026 (Unaudited)
JPMorgan Developed International Value Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.1%
Australia — 4.7%
Beach Energy Ltd. (a)	4,782	4,062
BHP Group Ltd.	1,575	62,359
Glencore plc	3,124	24,276
Metcash Ltd.	3,479	6,851
Perseus Mining Ltd.	2,103	8,428
QBE Insurance Group Ltd.	727	11,778
Rio Tinto plc	424	42,703
Ventia Services Group Pty. Ltd.	1,599	6,155
		166,612
Austria — 1.6%
BAWAG Group AG (b)	51	8,790
Erste Group Bank AG	128	14,128
OMV AG	111	7,857
Raiffeisen Bank International AG	101	5,496
Strabag SE	53	5,591
Telekom Austria AG	548	6,224
Vienna Insurance Group AG Wiener Versicherung Gruppe	116	8,758
		56,844
Belgium — 0.9%
Ageas SA	159	12,461
Bekaert SA	95	4,715
KBC Group NV	83	11,023
Umicore SA *	194	3,919
		32,118
China — 0.5%
BOC Hong Kong Holdings Ltd.	1,850	10,644
Yangzijiang Shipbuilding Holdings Ltd.	2,419	8,250
		18,894
Denmark — 1.2%
AL Sydbank	48	4,066
Carlsberg A/S, Class B	77	10,401
Danske Bank A/S	283	14,538
H Lundbeck A/S	548	3,685
ISS A/S	232	8,535
		41,225
Finland — 0.6%
Nordea Bank Abp	1,156	21,742
France — 8.2%
Alten SA	51	3,415
Amundi SA (b)	51	4,936
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
Arkema SA	47	3,394
AXA SA	684	32,968
Ayvens SA (b)	769	10,409
BNP Paribas SA	357	37,496
Canal+ SA	337	1,052
Capgemini SE	48	5,828
Cie Generale des Etablissements Michelin SCA (a)	340	12,332
Covivio SA, REIT	64	4,230
Credit Agricole SA	639	12,487
Eiffage SA	68	10,980
Engie SA	752	24,795
Forvia SE *	181	2,136
Orange SA	700	14,569
Rubis SCA	146	5,999
SCOR SE	232	8,661
Societe Generale SA	180	14,492
Sopra Steria Group	3	429
TotalEnergies SE	633	58,813
Valeo SE	220	2,765
Vallourec SACA	229	6,900
Vicat SACA	115	8,153
		287,239
Georgia — 0.1%
Lion Finance Group plc	24	3,674
Germany — 8.1%
Allianz SE (Registered)	134	61,174
Aroundtown SA *	1,961	5,669
Aumovio SE *	119	5,171
Bayer AG (Registered)	486	21,777
Continental AG *	111	8,410
Daimler Truck Holding AG	265	13,385
Deutsche Bank AG (Registered)	472	14,661
Deutsche Post AG	431	25,485
Deutsche Telekom AG (Registered)	867	28,015
Duerr AG	231	5,733
E.ON SE	441	9,778
Henkel AG & Co. KGaA (Preference)	194	14,081
JOST Werke SE (b)	55	3,361
LEG Immobilien SE	136	9,534
Mercedes-Benz Group AG	258	15,021
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	46	27,634
Talanx AG	64	8,355
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	1

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
TeamViewer SE * (b)	562	3,142
TUI AG	546	4,061
		284,447
Guatemala — 0.4%
Millicom International Cellular SA	146	12,357
Hong Kong — 2.7%
Cathay Pacific Airways Ltd.	5,650	8,398
CK Asset Holdings Ltd.	1,850	11,657
Hang Lung Properties Ltd.	7,413	8,715
Hongkong Land Holdings Ltd.	1,262	9,973
Hysan Development Co. Ltd.	3,107	7,789
Kerry Properties Ltd.	2,704	8,230
Sun Hung Kai Properties Ltd.	795	13,909
Swire Properties Ltd. (a)	2,692	8,592
WH Group Ltd. (b)	7,474	9,085
Wharf Real Estate Investment Co. Ltd.	3,236	10,134
		96,482
Indonesia — 0.2%
First Pacific Co. Ltd.	10,054	7,054
Ireland — 1.5%
AerCap Holdings NV	102	14,553
AIB Group plc	1,016	11,709
Bank of Ireland Group plc	510	10,044
Glanbia plc	228	5,290
Glenveagh Properties plc * (b)	1,892	4,687
Greencore Group plc	2,213	7,576
		53,859
Israel — 0.1%
Plus500 Ltd.	54	3,267
Italy — 4.7%
Azimut Holding SpA	174	7,382
Banco BPM SpA (a)	620	9,034
BPER Banca SpA	596	8,790
Danieli & C Officine Meccaniche SpA	68	3,851
doValue SpA * (b)	1,340	3,309
Enel SpA	2,872	33,531
Eni SpA	777	21,973
Intesa Sanpaolo SpA	5,139	34,918
Saipem SpA (a)	928	5,027
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
UniCredit SpA	333	25,756
Unipol Assicurazioni SpA	402	10,511
		164,082
Ivory Coast — 0.1%
Endeavour Mining plc	67	4,020
Japan — 21.2%
Aisin Corp.	485	7,688
ANA Holdings, Inc. (a)	439	7,289
Asahi Kasei Corp.	996	9,799
Astellas Pharma, Inc.	842	11,930
Central Japan Railway Co.	366	8,788
Chiyoda Corp. * (a)	1,058	6,868
Concordia Financial Group Ltd.	750	7,118
Credit Saison Co. Ltd.	269	7,440
Daiichi Life Group, Inc.	1,523	13,945
Daiwa Securities Group, Inc.	963	9,069
Electric Power Development Co. Ltd.	354	8,654
ENEOS Holdings, Inc.	1,429	11,999
Gunma Bank Ltd. (The)	319	4,367
Hakuhodo DY Holdings, Inc.	787	5,284
Hokuriku Electric Power Co.	748	4,163
Iida Group Holdings Co. Ltd.	408	5,778
Inpex Corp.	587	15,308
Ishihara Sangyo Kaisha Ltd.	271	5,226
Isuzu Motors Ltd.	303	4,176
Japan Petroleum Exploration Co. Ltd.	518	7,418
Kamigumi Co. Ltd.	255	8,421
Kanematsu Corp.	593	8,157
Kansai Paint Co. Ltd.	440	6,605
KDX Realty Investment Corp., REIT	8	8,456
Kioxia Holdings Corp. *	52	12,582
Kyocera Corp.	896	15,567
Kyoto Financial Group, Inc.	178	4,920
Kyushu Electric Power Co., Inc.	791	8,558
Marubeni Corp.	479	18,632
Mitsubishi UFJ Financial Group, Inc.	3,651	65,586
Mitsui Fudosan Co. Ltd.	781	8,560
Mitsui OSK Lines Ltd.	338	12,760
Mizuho Financial Group, Inc.	853	36,686
Modec, Inc.	90	7,425
MS&AD Insurance Group Holdings, Inc.	597	15,349
Muninova Holdings, Inc.	1,586	4,669
Nomura Holdings, Inc.	1,468	11,756
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Nomura Real Estate Holdings, Inc.	1,334	8,701
Open House Group Co. Ltd.	114	6,715
ORIX Corp.	485	16,330
Panasonic Holdings Corp.	1,141	23,342
Sankyo Co. Ltd.	377	4,456
SBI Holdings, Inc.	621	12,527
Shikoku Electric Power Co., Inc.	820	8,161
Shionogi & Co. Ltd.	446	9,011
Sompo Holdings, Inc.	334	12,445
Sumitomo Chemical Co. Ltd.	2,581	8,421
Sumitomo Corp.	435	16,163
Sumitomo Mitsui Financial Group, Inc.	1,231	43,465
Sumitomo Pharma Co. Ltd. *	404	4,465
Sumitomo Realty & Development Co. Ltd.	336	10,403
Sumitomo Rubber Industries Ltd.	203	2,631
Suzuki Motor Corp.	957	10,699
T&D Holdings, Inc.	257	6,229
TBS Holdings, Inc.	147	5,206
Tokai Rika Co. Ltd.	186	3,433
Tokio Marine Holdings, Inc.	295	13,524
Tokuyama Corp.	271	6,954
Tokyo Century Corp.	638	8,770
Tokyo Tatemono Co. Ltd.	351	8,077
Tokyu Fudosan Holdings Corp.	1,011	8,606
Toyo Tire Corp.	305	7,468
Toyoda Gosei Co. Ltd.	335	9,879
Toyota Boshoku Corp.	260	3,680
Toyota Motor Corp.	2,014	38,658
Tsubakimoto Chain Co.	137	2,055
UACJ Corp.	217	3,825
Yamato Kogyo Co. Ltd.	47	3,603
		744,898
Luxembourg — 0.4%
ArcelorMittal SA	249	14,431
Netherlands — 3.9%
ABN AMRO Bank NV, CVA (b)	296	10,303
Arcadis NV	79	3,376
ASR Nederland NV	160	12,164
Eurocommercial Properties NV, REIT	42	1,388
Flow Traders Ltd. *	149	4,786
Havas NV *	235	4,468
Heineken Holding NV	230	16,324
ING Groep NV	1,030	29,825
INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — continued
Koninklijke Ahold Delhaize NV	417	19,582
Koninklijke BAM Groep NV	395	4,341
Koninklijke Heijmans N.V., CVA *	87	8,835
NN Group NV	158	13,866
SBM Offshore NV	167	7,152
		136,410
Norway — 2.2%
Aker Solutions ASA (b)	1,992	9,063
DNB Bank ASA	472	14,295
DOF Group ASA	477	7,074
Equinor ASA	386	15,698
Norsk Hydro ASA	590	6,517
Odfjell Drilling Ltd.	578	6,198
Telenor ASA	725	11,943
Wallenius Wilhelmsen ASA	469	5,999
		76,787
Peru — 0.2%
Hochschild Mining plc	624	5,330
Portugal — 0.5%
Banco Comercial Portugues SA, Class R	5,250	5,612
Galp Energia SGPS SA	247	5,787
NOS SGPS SA *	755	4,985
		16,384
Singapore — 0.6%
Oversea-Chinese Banking Corp. Ltd.	1,215	20,960
South Africa — 0.5%
Anglo American plc	327	16,166
Spain — 5.0%
Banco Bilbao Vizcaya Argentaria SA	1,963	43,351
Banco de Sabadell SA	2,614	10,134
Banco Santander SA	4,943	60,321
CaixaBank SA	1,289	16,409
Endesa SA	230	10,313
Mapfre SA	1,884	9,222
Repsol SA	582	15,620
Tecnicas Reunidas SA *	138	5,705
Unicaja Banco SA (b)	1,289	4,186
		175,261
Sweden — 3.2%
AcadeMedia AB (b)	743	7,964
Ambea AB (b)	262	3,975
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	3

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Hoist Finance AB (b)	445	6,843
Husqvarna AB, Class B	1,623	7,819
Loomis AB	142	6,571
Modern Times Group MTG AB, Class B *	293	4,002
NCC AB, Class B	101	2,188
Securitas AB, Class B	632	10,599
Skandinaviska Enskilda Banken AB, Class A	548	10,853
SSAB AB, Class B	554	5,047
Svenska Handelsbanken AB, Class A (a)	730	10,371
Swedbank AB, Class A	378	13,347
Telefonaktiebolaget LM Ericsson, Class B	1,216	14,509
Telia Co. AB	1,728	9,033
		113,121
Switzerland — 3.4%
Aryzta AG *	66	5,243
Avolta AG	44	2,434
Clariant AG (Registered) *	639	6,584
Implenia AG (Registered)	45	3,545
Julius Baer Group Ltd. (a)	156	12,856
Nestle SA (Registered)	879	88,970
		119,632
United Kingdom — 12.4%
Balfour Beatty plc	783	8,697
Barclays plc	4,899	28,793
British American Tobacco plc	367	21,619
British Land Co. plc (The), REIT	559	2,960
CK Hutchison Holdings Ltd.	1,654	13,811
Currys plc	3,969	6,735
DCC plc	92	6,917
Derwent London plc, REIT	333	7,799
Drax Group plc	599	7,205
Entain plc	887	6,551
GSK plc	1,379	36,158
HSBC Holdings plc	5,477	100,779
IG Group Holdings plc	209	4,270
Imperial Brands plc	456	17,340
International Consolidated Airlines Group SA	1,499	7,582
Investec plc	998	8,540
ITV plc	4,491	4,887
Johnson Matthey plc	305	8,612
Keller Group plc	204	6,199
Kier Group plc	1,373	3,821
Lancashire Holdings Ltd.	994	7,761
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Land Securities Group plc, REIT	411	3,309
Lloyds Banking Group plc	16,571	22,525
Mitie Group plc	1,983	4,690
Morgan Sindall Group plc	53	3,357
NatWest Group plc	2,948	23,510
OSB Group plc	694	4,987
Paragon Banking Group plc	400	4,074
Premier Foods plc	2,353	6,331
Serco Group plc	1,095	4,193
Standard Chartered plc	575	14,632
Tesco plc	1,039	6,817
TP ICAP Group plc	934	4,018
Vodafone Group plc	9,398	14,954
		434,433
United States — 9.0%
BP plc	5,541	43,862
Buzzi SpA	177	9,664
Carnival plc	235	6,234
Novartis AG (Registered)	62	9,171
Roche Holding AG	234	95,244
Sanofi SA	369	34,552
Shell plc	1,812	82,400
Swiss Re AG (a)	143	23,002
Tenaris SA	328	10,480
		314,609
Total Common Stocks (Cost $2,814,960)		3,442,338
Short-Term Investments — 3.1%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (c) (d) (Cost $82,948)	82,940	82,957
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $24,080)	24,080	24,080
Total Short-Term Investments (Cost $107,028)		107,037
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	VALUE ($000)
Total Investments — 101.2% (Cost $2,921,988)	3,549,375
Liabilities in Excess of Other Assets — (1.2)%	(42,004)
NET ASSETS — 100.0%	3,507,371

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $23,288.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	24.3%
Insurance	8.7
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	6.4
Metals & Mining	5.7
Real Estate Management & Development	3.9
Food Products	3.7
Capital Markets	2.8
Diversified Telecommunication Services	2.1
Construction & Engineering	2.0
Automobiles	1.9
Automobile Components	1.8
Energy Equipment & Services	1.8
Electric Utilities	1.8
Chemicals	1.7
Trading Companies & Distributors	1.6
Machinery	1.3
Household Durables	1.1
Tobacco	1.1
Commercial Services & Supplies	1.1
Multi-Utilities	1.0
Financial Services	1.0
Others (each less than 1.0%)	11.8
Short-Term Investments	3.0
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	5

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.2%
Argentina — 2.3%
Vista Energy SAB de CV, ADR *	2,147	159,557
YPF SA, ADR *	2,110	95,310
		254,867
Brazil — 10.0%
Axia Energia SA	5,199	65,288
Axia Energia SA (Preference) *	1,367	16,343
Banco BTG Pactual SA	9,248	110,988
Embraer SA, ADR	1,844	115,610
Itau Unibanco Holding SA, ADR	12,462	108,421
MercadoLibre, Inc. *	82	147,804
NU Holdings Ltd., Class A *	12,911	186,953
Petroleo Brasileiro SA, ADR (a)	7,488	148,867
Telefonica Brasil SA	10,333	82,192
WEG SA	11,640	106,018
		1,088,484
China — 19.1%
Advanced Micro-Fabrication Equipment, Inc., Class A	1,591	88,406
Alibaba Group Holding Ltd., ADR	1,525	201,155
Atour Lifestyle Holdings Ltd., ADR	1,158	44,277
BYD Co. Ltd., Class A	4,118	62,491
Contemporary Amperex Technology Co. Ltd., Class A	2,549	163,691
Full Truck Alliance Co. Ltd., ADR	5,347	46,254
Fuyao Glass Industry Group Co. Ltd., Class A	7,331	63,462
H World Group Ltd., ADR (a)	1,540	79,504
Loncin Motor Co. Ltd., Class A	1,272	2,861
Midea Group Co. Ltd., Class A	8,064	95,927
Montage Technology Co. Ltd., Class A	4,702	120,795
Shenzhen Inovance Technology Co. Ltd., Class A	10,457	105,446
Sieyuan Electric Co. Ltd., Class A	4,015	115,010
Tencent Holdings Ltd.	6,123	371,870
Tencent Music Entertainment Group, ADR	3,867	35,458
Trip.com Group Ltd., ADR *	1,431	77,584
XCMG Construction Machinery Co. Ltd., Class A	44,519	65,060
Yum China Holdings, Inc.	2,009	97,350
Zhongji Innolight Co. Ltd., Class A	1,026	129,568
Zijin Mining Group Co. Ltd., Class H	25,830	119,954
		2,086,123
Greece — 0.3%
National Bank of Greece SA	2,039	32,317
Guatemala — 1.1%
Millicom International Cellular SA	1,470	124,765
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 2.8%
AIA Group Ltd.	16,234	178,229
Techtronic Industries Co. Ltd.	8,756	126,960
		305,189
Hungary — 0.8%
OTP Bank Nyrt.	684	91,698
India — 9.4%
Bajaj Finance Ltd.	16,311	162,016
Bharat Electronics Ltd.	13,483	61,552
Bharti Airtel Ltd.	5,443	108,795
Cholamandalam Investment and Finance Co. Ltd.	4,779	79,223
HDFC Asset Management Co. Ltd. (b)	5,581	160,138
Mahindra & Mahindra Ltd.	1,610	52,803
MakeMyTrip Ltd. * (a)	1,448	68,345
Max Healthcare Institute Ltd.	7,047	74,149
NTPC Ltd.	23,176	97,861
Polycab India Ltd.	821	70,542
Shriram Finance Ltd.	8,615	85,676
		1,021,100
Indonesia — 0.6%
Bank Central Asia Tbk. PT	183,425	62,188
Mexico — 1.7%
Grupo Financiero Banorte SAB de CV, Class O	9,001	98,093
Grupo Mexico SAB de CV	7,522	82,458
		180,551
Panama — 0.5%
Copa Holdings SA, Class A	516	59,644
Peru — 1.0%
Credicorp Ltd.	333	108,083
Portugal — 0.5%
Jeronimo Martins SGPS SA	2,208	53,018
Saudi Arabia — 0.5%
Al Rajhi Bank	2,806	51,450
Singapore — 0.9%
Grab Holdings Ltd., Class A *	14,137	54,002
Sea Ltd., ADR *	540	45,831
		99,833
South Africa — 1.0%
Capitec Bank Holdings Ltd.	399	103,583
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — 17.8%
Coupang, Inc. *	2,756	55,061
Hanwha Aerospace Co. Ltd.	298	284,735
Kia Corp.	595	61,403
Samsung Biologics Co. Ltd. * (b)	59	58,586
Samsung Electronics Co. Ltd.	3,735	562,470
SK hynix, Inc.	1,034	922,288
		1,944,543
Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA	8,464	186,903
Taiwan — 22.9%
Asia Vital Components Co. Ltd.	843	77,171
Chroma ATE, Inc.	1,233	84,251
Delta Electronics, Inc.	2,975	208,623
Elite Material Co. Ltd.	1,270	189,223
MediaTek, Inc.	819	68,389
MPI Corp.	888	142,581
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	998	395,383
Taiwan Semiconductor Manufacturing Co. Ltd.	19,100	1,325,958
		2,491,579
Turkey — 2.5%
Aselsan Elektronik Sanayi ve Ticaret A/S	19,507	181,640
BIM Birlesik Magazalar A/S	3,942	64,758
Turkiye Garanti Bankasi A/S	9,295	27,521
		273,919
United Arab Emirates — 1.8%
Abu Dhabi Islamic Bank PJSC	11,111	66,346
Emaar Properties PJSC	38,546	124,119
		190,465
United States — 1.0%
Monolithic Power Systems, Inc.	68	109,517
Total Common Stocks (Cost $6,107,510)		10,919,819
Short-Term Investments — 1.8%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (c) (d) (Cost $20,784)	20,781	20,785
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Common Stocks (Cost $6,107,510)		10,919,819
Investment of Cash Collateral from Securities Loaned — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $180,631)	180,631	180,631
Total Short-Term Investments (Cost $201,415)		201,416
Total Investments — 102.0% (Cost $6,308,925)		11,121,235
Liabilities in Excess of Other Assets — (2.0)%		(222,144)
NET ASSETS — 100.0%		10,899,091

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $177,380.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	7

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	28.5%
Banks	10.1
Aerospace & Defense	5.8
Technology Hardware, Storage & Peripherals	5.8
Electronic Equipment, Instruments & Components	4.3
Electrical Equipment	4.1
Broadline Retail	4.1
Oil, Gas & Consumable Fuels	3.6
Interactive Media & Services	3.4
Hotels, Restaurants & Leisure	3.3
Consumer Finance	2.9
Machinery	2.7
Capital Markets	2.4
Wireless Telecommunication Services	2.1
Metals & Mining	1.8
Automobiles	1.6
Insurance	1.6
Communications Equipment	1.2
Real Estate Management & Development	1.1
Consumer Staples Distribution & Retail	1.1
Others (each less than 1.0%)	6.7
Short-Term Investments	1.8
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan International Equity Funds	April 30, 2026

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 102.3%
Australia — 0.3%
Anglogold Ashanti plc	70	6,512
Brazil — 5.7%
Axia Energia SA	577	7,243
Axia Energia SA (Preference) *	122	1,465
B3 SA - Brasil Bolsa Balcao	1,806	6,590
Banco BTG Pactual SA	407	4,889
Banco Santander Brasil SA	283	1,665
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	180	1,206
Embraer SA	136	2,115
Gerdau SA (Preference)	220	1,007
Itau Unibanco Holding SA (Preference)	1,457	12,744
Itausa SA (Preference)	1,945	5,464
Localiza Rent a Car SA	38	359
MercadoLibre, Inc. *	1	1,547
Motiva Infraestrutura de Mobilidade SA	1,496	4,849
NU Holdings Ltd., Class A *	749	10,841
Petroleo Brasileiro SA (Preference)	2,218	22,109
Porto Seguro SA	297	2,999
Raia Drogasil SA	201	889
Telefonica Brasil SA	786	6,255
TIM SA, ADR	91	2,356
TOTVS SA	140	907
Vale SA, ADR	957	15,665
Vibra Energia SA	661	4,453
		117,617
Chile — 0.1%
Banco Santander Chile, ADR	95	3,046
China — 24.4%
3SBio, Inc. (a)	511	1,528
Advanced Micro-Fabrication Equipment, Inc., Class A	23	1,271
Airtac International Group	58	2,712
Alibaba Group Holding Ltd.	3,142	51,786
Anjoy Foods Group Co. Ltd., Class A	78	1,249
ANTA Sports Products Ltd.	681	7,132
BAIC BluePark New Energy Technology Co. Ltd., Class A *	903	944
Baidu, Inc., Class A *	156	2,460
Bank of China Ltd., Class H	10,169	6,603
Beijing Huafeng Test & Control Technology Co. Ltd., Class A *	54	2,782
BYD Co. Ltd., Class H	695	9,242
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51	926
China Coal Energy Co. Ltd., Class H	775	1,450
China Construction Bank Corp., Class H	20,515	23,158
China Hongqiao Group Ltd.	1,434	6,070
China International Capital Corp. Ltd., Class H (a)	1,099	2,869
China Life Insurance Co. Ltd., Class H	2,488	9,179
China Mengniu Dairy Co. Ltd.	429	955
China Merchants Bank Co. Ltd., Class A	76	424
China Merchants Bank Co. Ltd., Class H	1,499	9,076
China Minsheng Banking Corp. Ltd., Class H	4,236	1,933
China Nonferrous Mining Corp. Ltd.	911	1,584
China Pacific Insurance Group Co. Ltd., Class H	1,083	4,728
China Resources Land Ltd.	247	1,037
China Resources Mixc Lifestyle Services Ltd. (a)	502	3,029
China Shenhua Energy Co. Ltd., Class H	1,165	7,237
China Yangtze Power Co. Ltd., Class A	1,175	4,701
Chuangxin Industries Holdings Ltd.	539	1,566
CITIC Securities Co. Ltd., Class H	1,255	4,455
CMOC Group Ltd., Class H	2,550	5,831
Contemporary Amperex Technology Co. Ltd., Class A	156	10,020
COSCO SHIPPING Holdings Co. Ltd., Class A	2,223	4,606
ENN Energy Holdings Ltd.	625	4,904
Foshan Haitian Flavouring & Food Co. Ltd., Class A	721	4,086
Foxconn Industrial Internet Co. Ltd., Class A	600	5,576
Fuyao Glass Industry Group Co. Ltd., Class H (a)	506	3,844
Geely Automobile Holdings Ltd.	987	2,887
GF Securities Co. Ltd., Class A	727	2,266
Guangdong Haid Group Co. Ltd., Class A	304	2,225
H World Group Ltd.	1,034	5,336
Haidilao International Holding Ltd. (a)	2,937	5,417
Haier Smart Home Co. Ltd., Class H	775	2,190
Haitian International Holdings Ltd.	238	646
Hangzhou Tigermed Consulting Co. Ltd., Class A	125	1,021
Industrial & Commercial Bank of China Ltd., Class H	9,865	8,888
Innovent Biologics, Inc. * (a)	346	4,040
Jason Furniture Hangzhou Co. Ltd., Class A	410	1,743
JD Health International, Inc. * (a)	99	587
JD.com, Inc., Class A	267	4,043
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	484	3,831
Kunlun Energy Co. Ltd.	2,358	2,269
Kweichow Moutai Co. Ltd., Class A	23	4,705
Loncin Motor Co. Ltd., Class A	881	1,980
Meituan * (a)	585	6,295
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	9

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Midea Group Co. Ltd., Class A	370	4,402
MINISO Group Holding Ltd.	536	1,976
Montage Technology Co. Ltd., Class A	165	4,248
NAURA Technology Group Co. Ltd., Class A	21	1,642
NetEase, Inc.	467	10,921
New China Life Insurance Co. Ltd., Class H	148	970
Nongfu Spring Co. Ltd., Class H (a)	639	3,862
PDD Holdings, Inc., ADR *	109	10,895
PetroChina Co. Ltd., Class H	8,158	12,584
Pharmaron Beijing Co. Ltd., Class A	224	966
PICC Property & Casualty Co. Ltd., Class H	1,674	3,025
Ping An Insurance Group Co. of China Ltd., Class H	1,837	14,931
Pop Mart International Group Ltd. (a) (b)	20	399
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	39	825
Shenzhou International Group Holdings Ltd.	595	3,626
Sieyuan Electric Co. Ltd., Class A	81	2,326
Sungrow Power Supply Co. Ltd., Class A	146	2,980
Tencent Holdings Ltd.	1,239	75,261
Tencent Music Entertainment Group, ADR	95	868
Tianshan Aluminum Group Co. Ltd., Class A	1,075	2,645
Tingyi Cayman Islands Holding Corp.	2,341	3,612
Trip.com Group Ltd. *	99	5,349
Weichai Power Co. Ltd., Class H	1,632	8,113
WUS Printed Circuit Kunshan Co. Ltd., Class A	535	8,143
WuXi AppTec Co. Ltd., Class H (a)	353	6,209
Wuxi Biologics Cayman, Inc. * (a)	623	2,662
XCMG Construction Machinery Co. Ltd., Class A	1,686	2,463
Xiaomi Corp., Class B * (a)	2,656	9,965
Xtep International Holdings Ltd.	2,577	1,416
Yum China Holdings, Inc.	164	8,010
Zhuzhou CRRC Times Electric Co. Ltd., Class H	597	2,728
Zijin Mining Group Co. Ltd., Class H	2,484	11,536
ZTO Express Cayman, Inc.	240	6,086
		506,966
Colombia — 0.2%
Grupo Cibest SA, ADR	61	4,151
Greece — 1.1%
Eurobank SA	991	4,313
Hellenic Telecommunications Organization SA	205	4,373
National Bank of Greece SA	458	7,266
Piraeus Bank SA *	674	6,376
		22,328
INVESTMENTS	SHARES (000)	VALUE ($000)

Guatemala — 0.1%
Millicom International Cellular SA	35	2,955
Hong Kong — 0.2%
Prudential plc	127	1,917
Techtronic Industries Co. Ltd.	110	1,588
		3,505
Hungary — 0.6%
MOL Hungarian Oil & Gas plc	146	1,950
OTP Bank Nyrt.	83	11,141
		13,091
India — 11.8%
Apollo Hospitals Enterprise Ltd.	52	4,184
Ashok Leyland Ltd.	1,281	2,201
Axis Bank Ltd.	804	10,784
Bajaj Auto Ltd.	41	4,286
Bajaj Finance Ltd.	686	6,814
Bharat Electronics Ltd.	729	3,329
Bharat Petroleum Corp. Ltd.	739	2,353
Bharti Airtel Ltd.	461	9,215
Biocon Ltd.	158	602
Blue Star Ltd.	61	1,160
Britannia Industries Ltd.	47	2,864
CG Power & Industrial Solutions Ltd.	599	5,148
Cholamandalam Investment and Finance Co. Ltd.	209	3,461
Coal India Ltd.	279	1,419
Coforge Ltd.	101	1,283
Coromandel International Ltd.	32	661
Dr Reddy's Laboratories Ltd.	548	7,653
Embassy Office Parks, REIT	149	668
Eternal Ltd. *	1,066	2,797
Havells India Ltd.	209	2,735
HCL Technologies Ltd.	103	1,304
HDFC Asset Management Co. Ltd. (a)	48	1,390
HDFC Bank Ltd.	2,491	20,376
HDFC Life Insurance Co. Ltd. (a)	202	1,258
Hindalco Industries Ltd.	784	8,612
Hindustan Petroleum Corp. Ltd.	215	854
ICICI Bank Ltd.	1,267	17,002
ICICI Lombard General Insurance Co. Ltd. (a)	142	2,658
Indian Hotels Co. Ltd. (The)	759	5,110
Infosys Ltd., ADR (b)	853	10,632
Kotak Mahindra Bank Ltd.	1,724	7,002
Larsen & Toubro Ltd.	47	1,991
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Mahindra & Mahindra Ltd.	229	7,497
MakeMyTrip Ltd. *	6	286
Malco Energy Ltd. ‡ *	409	521
Marico Ltd.	235	1,921
Maruti Suzuki India Ltd.	36	5,037
Max Financial Services Ltd. *	118	1,976
National Aluminium Co. Ltd.	243	1,030
NTPC Ltd.	1,944	8,207
Oil & Natural Gas Corp. Ltd.	806	2,557
PB Fintech Ltd. *	62	1,091
Petronet LNG Ltd.	704	2,061
Polycab India Ltd.	60	5,154
Power Grid Corp. of India Ltd.	1,546	5,206
Reliance Industries Ltd.	1,344	20,384
SBI Life Insurance Co. Ltd. (a)	166	3,189
State Bank of India	76	862
Talwandi Sabo Power Ltd. ‡ *	409	521
Tata Consultancy Services Ltd.	228	5,977
Tata Motors Ltd. *	484	2,113
Tata Power Co. Ltd. (The)	434	2,042
Tata Steel Ltd.	2,725	6,093
Tube Investments of India Ltd.	118	3,663
UltraTech Cement Ltd.	8	1,001
Varun Beverages Ltd.	448	2,442
Vedanta Aluminium Metal Ltd. ‡ *	409	521
Vedanta Iron and Steel Ltd. ‡ *	409	521
Vedanta Ltd.	409	1,174
		244,853
Indonesia — 0.9%
Astra International Tbk. PT	6,128	2,123
Bank Central Asia Tbk. PT	18,911	6,412
Bank Rakyat Indonesia Persero Tbk. PT	18,188	3,146
Telkom Indonesia Persero Tbk. PT	22,899	3,746
United Tractors Tbk. PT	1,504	2,524
		17,951
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	14	1,197
Kuwait — 0.1%
Kuwait Finance House KSCP	530	1,361
Malaysia — 0.6%
Malayan Banking Bhd.	2,675	7,470
INVESTMENTS	SHARES (000)	VALUE ($000)

Malaysia — continued
Public Bank Bhd.	1,799	2,122
Telekom Malaysia Bhd.	1,541	2,905
		12,497
Mexico — 2.2%
America Movil SAB de CV	6,174	8,214
Arca Continental SAB de CV (b)	539	6,478
Cemex SAB de CV	5,424	6,663
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	152	4,630
Grupo Financiero Banorte SAB de CV, Class O	937	10,206
Grupo Mexico SAB de CV	361	3,958
Southern Copper Corp.	4	658
Wal-Mart de Mexico SAB de CV	1,765	5,582
		46,389
Panama — 0.1%
Copa Holdings SA, Class A	14	1,656
Peru — 0.4%
Credicorp Ltd.	29	9,261
Philippines — 0.1%
BDO Unibank, Inc.	978	1,828
Poland — 0.5%
KGHM Polska Miedz SA *	53	4,469
Powszechny Zaklad Ubezpieczen SA	331	5,819
		10,288
Qatar — 0.4%
Qatar National Bank QPSC	1,720	8,197
Russia — 0.0%
Gazprom PJSC ‡ *	4,581	— (c)
GMK Norilskiy Nickel PAO, ADR ‡ *	—	— (c)
GMK Norilskiy Nickel PAO ‡ *	4,097	— (c)
Magnitogorsk Iron & Steel Works PJSC ‡ *	3,146	— (c)
Novatek PJSC ‡ *	165	— (c)
Rosneft Oil Co. PJSC ‡ *	833	— (c)
Sberbank of Russia PJSC ‡ *	3,172	— (c)
Severstal PAO, GDR ‡ * (a)	329	— (c)
		— (c)
Saudi Arabia — 2.1%
Ades Holding Co.	278	1,460
Al Rajhi Bank	811	14,867
Etihad Etisalat Co.	278	4,833
Mouwasat Medical Services Co.	20	354
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	11

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Saudi Arabia — continued
SABIC Agri-Nutrients Co.	61	2,375
Saudi Arabian Oil Co. (a)	759	5,626
Saudi National Bank (The)	941	9,860
Saudi Telecom Co.	329	3,821
		43,196
Singapore — 0.0% ^
Sea Ltd., ADR *	5	436
South Africa — 3.3%
Absa Group Ltd. (b)	404	5,658
Bidvest Group Ltd.	243	3,411
Capitec Bank Holdings Ltd.	8	1,999
Clicks Group Ltd.	162	2,579
FirstRand Ltd.	1,172	6,216
Gold Fields Ltd.	216	9,131
Harmony Gold Mining Co. Ltd.	345	5,438
Impala Platinum Holdings Ltd.	120	1,687
MTN Group Ltd.	585	7,343
Naspers Ltd., Class N	90	4,868
Sanlam Ltd.	674	3,473
Sasol Ltd. *	280	3,890
Shoprite Holdings Ltd.	362	6,109
Sibanye Stillwater Ltd.	798	2,385
Valterra Platinum Ltd.	26	2,103
Woolworths Holdings Ltd.	536	1,679
		67,969
South Korea — 18.9%
APR Corp.	12	3,518
Celltrion, Inc.	6	873
Coupang, Inc. *	57	1,147
DB Insurance Co. Ltd.	15	1,750
Doosan Enerbility Co. Ltd. *	61	5,344
Hana Financial Group, Inc.	86	7,463
Hankook Tire & Technology Co. Ltd.	28	1,134
Hanmi Pharm Co. Ltd.	3	875
Hanwha Aerospace Co. Ltd.	9	8,550
HD Hyundai Co. Ltd.	25	5,395
HD Hyundai Electric Co. Ltd.	8	7,113
HD Hyundai Heavy Industries Co. Ltd.	3	1,170
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	22	6,817
Hugel, Inc. *	12	2,028
Hyosung Heavy Industries Corp.	3	7,931
Hyundai Glovis Co. Ltd.	30	4,630
INVESTMENTS	SHARES (000)	VALUE ($000)

South Korea — continued
Hyundai Mobis Co. Ltd.	23	6,710
Hyundai Motor Co.	24	8,590
Hyundai Rotem Co. Ltd.	7	1,308
JB Financial Group Co. Ltd.	124	2,284
JYP Entertainment Corp.	60	2,589
KakaoBank Corp.	145	2,395
KB Financial Group, Inc.	62	6,822
Kia Corp.	77	7,905
Korea Investment Holdings Co. Ltd.	8	1,377
KT Corp., ADR	101	2,158
LG Chem Ltd.	5	1,382
LG Corp.	31	2,097
LS Electric Co. Ltd.	14	2,604
POSCO Holdings, Inc.	17	5,208
Samsung Biologics Co. Ltd. * (a)	7	6,621
Samsung C&T Corp.	27	5,446
Samsung Electro-Mechanics Co. Ltd.	2	1,318
Samsung Electronics Co. Ltd.	969	145,929
Samsung Fire & Marine Insurance Co. Ltd.	9	2,901
Samsung SDI Co. Ltd. *	3	1,375
Shinhan Financial Group Co. Ltd.	132	8,957
SK hynix, Inc.	102	90,931
SK Square Co. Ltd. *	9	5,125
SK, Inc.	13	3,823
S-Oil Corp.	22	2,011
		393,604
Taiwan — 25.9%
Accton Technology Corp.	195	14,288
Advantech Co. Ltd.	470	5,373
ASE Technology Holding Co. Ltd.	906	14,202
Asia Vital Components Co. Ltd.	126	11,531
ASPEED Technology, Inc.	4	1,994
Bizlink Holding, Inc.	108	9,675
Cathay Financial Holding Co. Ltd.	3,318	8,099
CTBC Financial Holding Co. Ltd.	5,919	9,790
Delta Electronics, Inc.	479	33,625
Eclat Textile Co. Ltd.	77	813
Elite Material Co. Ltd.	121	18,012
eMemory Technology, Inc.	16	2,090
Eva Airways Corp.	940	995
Formosa Chemicals & Fibre Corp.	957	1,593
Fubon Financial Holding Co. Ltd.	691	1,969
Gold Circuit Electronics Ltd.	176	7,967
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Hon Hai Precision Industry Co. Ltd.	2,824	19,954
Lotes Co. Ltd.	43	3,662
MediaTek, Inc.	175	14,582
Nan Ya Plastics Corp.	1,006	2,887
Nien Made Enterprise Co. Ltd.	196	2,194
Quanta Computer, Inc.	1,010	10,069
Realtek Semiconductor Corp.	279	4,766
SinoPac Financial Holdings Co. Ltd.	916	898
Taiwan Mobile Co. Ltd.	862	3,033
Taiwan Semiconductor Manufacturing Co. Ltd.	4,368	303,213
Uni-President Enterprises Corp.	1,294	2,834
Vanguard International Semiconductor Corp.	440	2,045
Wistron Corp.	1,162	5,116
Wiwynn Corp.	70	10,532
Yuanta Financial Holding Co. Ltd.	4,820	7,986
Zhen Ding Technology Holding Ltd.	256	3,454
		539,241
Thailand — 1.2%
Bangkok Dusit Medical Services PCL, Class F	8,665	4,866
Bumrungrad Hospital PCL	709	3,931
Delta Electronics Thailand PCL, NVDR	283	2,770
Krung Thai Bank PCL	3,085	3,123
PTT Exploration & Production PCL	1,328	6,305
SCB X PCL, NVDR	773	3,108
		24,103
Turkey — 0.2%
BIM Birlesik Magazalar A/S	247	4,059
Turkiye Petrol Rafinerileri A/S	165	992
		5,051
United Arab Emirates — 0.7%
Abu Dhabi Islamic Bank PJSC	798	4,764
Americana Restaurants International plc - Foreign Co.	1,966	1,065
Emaar Properties PJSC	1,027	3,309
Emirates NBD Bank PJSC	188	1,483
Emirates Telecommunications Group Co. PJSC	1,003	5,081
		15,702
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — 0.1%
ExlService Holdings, Inc. *	17	539
Genpact Ltd.	40	1,401
		1,940
Total Common Stocks (Cost $1,270,831)		2,126,891
Short-Term Investments — 3.5%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (d) (e) (Cost $53,552)	53,541	53,552
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (d) (e)(Cost $19,056)	19,056	19,056
Total Short-Term Investments (Cost $72,608)		72,608
Total Investments — 105.8% (Cost $1,343,439)		2,199,499
Liabilities in Excess of Other Assets — (5.8)%		(120,819)
NET ASSETS — 100.0%		2,078,680

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	13

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $18,317.
(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan International Equity Funds	April 30, 2026

Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	20.2%
Banks	13.9
Technology Hardware, Storage & Peripherals	9.0
Electronic Equipment, Instruments & Components	4.8
Metals & Mining	4.8
Oil, Gas & Consumable Fuels	4.4
Broadline Retail	3.6
Interactive Media & Services	3.5
Insurance	3.3
Electrical Equipment	2.8
Automobiles	2.2
Hotels, Restaurants & Leisure	1.8
Wireless Telecommunication Services	1.7
Machinery	1.5
Diversified Telecommunication Services	1.3
Capital Markets	1.1
Industrial Conglomerates	1.0
Others (each less than 1.0%)	15.8
Short-Term Investments	3.3
Futures contracts outstanding as of April 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	648	06/19/2026	USD	51,902	743

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	15

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 92.7%
Australia — 2.0%
Rio Tinto plc	142	14,271
Austria — 0.7%
BAWAG Group AG (a)	30	5,203
Belgium — 1.2%
UCB SA * (b)	32	8,721
Denmark — 2.9%
Carlsberg A/S, Class B (b)	109	14,812
Novo Nordisk A/S, Class B	133	5,635
		20,447
France — 15.0%
Air Liquide SA	68	14,707
Arkema SA	117	8,537
Capgemini SE	48	5,795
Engie SA (b)	415	13,697
Gaztransport Et Technigaz SA	29	6,950
LVMH Moet Hennessy Louis Vuitton SE	8	4,436
Pernod Ricard SA (b)	110	8,179
Safran SA	47	15,007
Societe Generale SA	117	9,407
SPIE SA	197	11,430
Thales SA	29	7,849
		105,994
Germany — 13.1%
Allianz SE (Registered)	47	21,554
Bayer AG (Registered)	121	5,399
Bilfinger SE	51	5,922
Continental AG *	75	5,686
Deutsche Boerse AG	39	11,926
Evonik Industries AG	320	6,619
Friedrich Vorwerk Group SE	24	2,086
Nordex SE * (b)	165	9,412
RWE AG	137	9,964
Siemens Energy AG	66	13,922
		92,490
Italy — 5.3%
Coca-Cola HBC AG	144	8,380
Danieli & C Officine Meccaniche SpA	88	4,929
Maire SpA	285	5,282
UniCredit SpA	144	11,140
Unipol Assicurazioni SpA	307	8,029
		37,760
INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — 14.2%
ASM International NV	10	9,294
ASML Holding NV	25	36,617
ASR Nederland NV	128	9,677
Euronext NV (a)	65	10,920
ING Groep NV	490	14,183
Koninklijke Ahold Delhaize NV	328	15,424
SBM Offshore NV	103	4,415
		100,530
Norway — 1.0%
Kitron ASA	633	6,833
Spain — 4.1%
Banco Santander SA	1,667	20,348
Indra Sistemas SA (b)	148	8,509
		28,857
Sweden — 1.7%
Asmodee Group AB, Class B *	311	4,172
Telia Co. AB (b)	1,531	8,005
		12,177
Switzerland — 8.2%
Accelleron Industries AG	35	3,757
Cie Financiere Richemont SA (Registered)	60	11,442
Galderma Group AG	50	10,479
Nestle SA (Registered)	240	24,276
Temenos AG (Registered)	80	7,586
VAT Group AG (a)	—	462
		58,002
United Kingdom — 17.7%
Balfour Beatty plc	907	10,075
Barclays plc	2,401	14,112
Cranswick plc	102	7,490
Games Workshop Group plc	27	7,165
GSK plc	450	11,804
Halma plc	114	6,880
Keller Group plc	224	6,820
Mitie Group plc	2,339	5,530
NatWest Group plc	1,689	13,473
Next plc	48	8,428
Rolls-Royce Holdings plc	718	11,556
Sage Group plc (The)	679	8,099
SSE plc	377	13,485
		124,917
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 5.6%
InterContinental Hotels Group plc	22	3,129
Sanofi SA	167	15,663
Shell plc	464	21,077
		39,869
Total Common Stocks (Cost $505,711)		656,071
Short-Term Investments — 7.8%
Investment Companies — 4.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (c) (d) (Cost $31,870)	31,866	31,872
Investment of Cash Collateral from Securities Loaned — 3.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $23,457)	23,457	23,457
Total Short-Term Investments (Cost $55,327)		55,329
Total Investments — 100.5% (Cost $561,038)		711,400
Liabilities in Excess of Other Assets — (0.5)%		(3,454)
NET ASSETS — 100.0%		707,946

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $22,521.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.4%
Pharmaceuticals	8.1
Semiconductors & Semiconductor Equipment	6.5
Insurance	5.5
Aerospace & Defense	4.8
Food Products	4.5
Beverages	4.4
Oil, Gas & Consumable Fuels	4.2
Chemicals	4.2
Electrical Equipment	3.8
Commercial Services & Supplies	3.2
Capital Markets	3.2
Construction & Engineering	3.1
Textiles, Apparel & Luxury Goods	2.2
Software	2.2
Consumer Staples Distribution & Retail	2.2
IT Services	2.0
Metals & Mining	2.0
Electronic Equipment, Instruments & Components	1.9
Multi-Utilities	1.9
Electric Utilities	1.9
Leisure Products	1.6
Independent Power and Renewable Electricity Producers	1.4
Broadline Retail	1.2
Diversified Telecommunication Services	1.1
Others (each less than 1.0%)	2.7
Short-Term Investments	7.8
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	17

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	392	06/19/2026	EUR	26,896	440
FTSE 100 Index	107	06/19/2026	GBP	15,111	16
					456

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan International Equity Funds	April 30, 2026

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Australia — 5.4%
Commonwealth Bank of Australia	275	34,626
Glencore plc	3,873	30,101
Medibank Pvt Ltd.	10,048	34,165
Rio Tinto Ltd.	378	46,323
Rio Tinto plc	741	74,666
Telstra Group Ltd.	17,287	66,392
		286,273
Austria — 0.8%
Erste Group Bank AG	402	44,459
Belgium — 1.5%
KBC Group NV	389	51,760
UCB SA * (a)	100	27,289
		79,049
Denmark — 0.7%
Novonesis Novozymes B	607	37,288
Finland — 1.5%
Nordea Bank Abp	4,156	78,160
France — 10.0%
Air Liquide SA	353	75,927
Capgemini SE	277	33,697
Engie SA (a)	2,733	90,107
Legrand SA	610	109,257
Safran SA	363	116,602
TotalEnergies SE	1,092	101,506
		527,096
Germany — 9.9%
Allianz SE (Registered)	210	96,011
Continental AG *	331	25,035
Deutsche Telekom AG (Registered)	1,906	61,572
Infineon Technologies AG (a)	1,205	81,035
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	135	80,875
RWE AG	683	49,713
Siemens AG (Registered)	436	129,559
		523,800
Greece — 1.0%
National Bank of Greece SA	3,275	51,897
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 2.4%
AIA Group Ltd.	8,729	95,836
Hong Kong Exchanges & Clearing Ltd.	588	31,329
		127,165
Ireland — 0.6%
Kingspan Group plc	362	33,468
Italy — 2.6%
Ferrari NV (a)	73	25,332
Ryanair Holdings plc, ADR	738	40,345
UniCredit SpA	931	71,893
		137,570
Japan — 21.7%
Ajinomoto Co., Inc.	2,389	76,774
Asics Corp.	1,072	30,445
Hitachi Ltd.	2,259	71,823
Hoya Corp.	373	69,730
IHI Corp.	1,321	24,129
ITOCHU Corp.	5,413	67,088
Kao Corp.	1,186	44,192
Keyence Corp.	112	51,416
Kubota Corp.	1,958	31,966
Mitsubishi UFJ Financial Group, Inc.	6,365	114,332
Mitsui Fudosan Co. Ltd.	4,386	48,033
Nintendo Co. Ltd.	641	31,367
Obayashi Corp.	1,957	46,003
Sony Group Corp.	4,604	92,237
Sumitomo Electric Industries Ltd.	1,053	69,317
Sumitomo Realty & Development Co. Ltd.	904	28,027
Suzuki Motor Corp.	3,293	36,821
Tokio Marine Holdings, Inc.	1,355	62,064
Tokyo Electron Ltd.	328	96,597
Toyota Motor Corp.	2,717	52,162
		1,144,523
Netherlands — 5.2%
ASML Holding NV	122	176,459
Koninklijke Ahold Delhaize NV	862	40,494
Koninklijke KPN NV	10,443	55,842
		272,795
Singapore — 2.5%
DBS Group Holdings Ltd.	2,238	103,194
Sea Ltd., ADR *	307	26,105
		129,299
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	19

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — 3.9%
Banco Santander SA	7,705	94,013
Iberdrola SA	2,948	69,124
Industria de Diseno Textil SA (a)	686	41,030
		204,167
Sweden — 3.5%
Atlas Copco AB, Class A	3,948	75,869
Volvo AB, Class B	3,034	105,747
		181,616
Switzerland — 3.6%
Cie Financiere Richemont SA (Registered)	358	68,749
Lonza Group AG (Registered)	38	23,222
Nestle SA (Registered)	959	97,110
		189,081
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	138	54,846
United Kingdom — 13.2%
3i Group plc	1,062	36,915
AstraZeneca plc	653	123,914
BAE Systems plc	2,664	74,086
British American Tobacco plc	1,395	82,133
Compass Group plc	2,021	57,117
London Stock Exchange Group plc	375	48,649
NatWest Group plc	8,990	71,706
Next plc	207	36,556
RELX plc	1,167	42,676
SSE plc	1,198	42,903
Standard Chartered plc	3,032	77,214
		693,869
United States — 6.8%
InterContinental Hotels Group plc	274	39,241
Novartis AG (Registered)	643	94,950
Roche Holding AG	247	100,642
Shell plc	2,666	121,231
		356,064
Total Common Stocks (Cost $3,525,494)		5,152,485
Short-Term Investments — 3.0%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (b) (c) (Cost $114,615)	114,598	114,621
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Common Stocks (Cost $3,525,494)		5,152,485
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c)(Cost $45,570)	45,570	45,570
Total Short-Term Investments (Cost $160,185)		160,191
Total Investments — 100.8% (Cost $3,685,679)		5,312,676
Liabilities in Excess of Other Assets — (0.8)%		(41,091)
NET ASSETS — 100.0%		5,271,585

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $43,888.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan International Equity Funds	April 30, 2026

Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.9%
Semiconductors & Semiconductor Equipment	7.7
Insurance	6.9
Pharmaceuticals	6.5
Machinery	4.5
Oil, Gas & Consumable Fuels	4.2
Industrial Conglomerates	3.8
Aerospace & Defense	3.6
Diversified Telecommunication Services	3.5
Food Products	3.3
Metals & Mining	2.8
Capital Markets	2.2
Automobiles	2.2
Chemicals	2.1
Electric Utilities	2.1
Electrical Equipment	2.1
Textiles, Apparel & Luxury Goods	1.9
Hotels, Restaurants & Leisure	1.8
Automobile Components	1.8
Household Durables	1.7
Multi-Utilities	1.7
Tobacco	1.5
Real Estate Management & Development	1.4
Health Care Equipment & Supplies	1.3
Trading Companies & Distributors	1.3
Broadline Retail	1.2
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	8.0
Short-Term Investments	3.0
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	21

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Australia — 3.6%
Rio Tinto plc	355	35,752
Telstra Group Ltd.	5,539	21,272
		57,024
Belgium — 2.4%
KBC Group NV	215	28,584
UCB SA *	37	10,235
		38,819
Brazil — 2.3%
Itausa SA (Preference)	8,335	23,414
MercadoLibre, Inc. *	7	12,631
		36,045
Canada — 4.3%
Canadian Natural Resources Ltd.	302	14,400
Royal Bank of Canada	209	37,660
WSP Global, Inc.	97	16,107
		68,167
China — 7.4%
Alibaba Group Holding Ltd.	1,950	32,128
Midea Group Co. Ltd., Class H	1,418	16,384
Tencent Holdings Ltd.	628	38,140
XCMG Construction Machinery Co. Ltd., Class A	7,018	10,257
Zijin Mining Group Co. Ltd., Class H	4,448	20,656
		117,565
Denmark — 0.9%
Novonesis Novozymes B (a)	246	15,126
France — 9.4%
Air Liquide SA	137	29,440
Engie SA (a)	1,446	47,672
Legrand SA	183	32,841
Safran SA	125	39,939
		149,892
Germany — 8.5%
Deutsche Telekom AG (Registered)	716	23,120
Infineon Technologies AG (a)	461	30,974
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	58	35,019
Siemens AG (Registered)	157	46,534
		135,647
Greece — 1.1%
National Bank of Greece SA	1,074	17,024
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 1.5%
AIA Group Ltd.	2,126	23,341
India — 2.6%
Bajaj Finance Ltd.	1,647	16,361
HDFC Bank Ltd., ADR	1,012	25,703
		42,064
Italy — 1.5%
UniCredit SpA	312	24,135
Japan — 13.1%
Ajinomoto Co., Inc.	440	14,148
Asics Corp.	476	13,512
ITOCHU Corp.	1,746	21,635
Keyence Corp.	24	10,962
Mitsubishi UFJ Financial Group, Inc.	2,315	41,582
Obayashi Corp.	1,120	26,346
Sony Group Corp.	1,597	31,998
Sumitomo Electric Industries Ltd.	490	32,259
Tokio Marine Holdings, Inc.	361	16,533
		208,975
Netherlands — 2.7%
ASML Holding NV	30	43,434
Saudi Arabia — 1.1%
Al Rajhi Bank	992	18,179
Singapore — 2.3%
DBS Group Holdings Ltd.	797	36,765
South Korea — 6.5%
Hanwha Aerospace Co. Ltd.	26	25,307
Kia Corp.	255	26,287
SK hynix, Inc.	58	51,582
		103,176
Sweden — 2.7%
Atlas Copco AB, Class A	947	18,201
Volvo AB, Class B (a)	722	25,162
		43,363
Switzerland — 2.0%
Nestle SA (Registered)	323	32,720
Taiwan — 8.1%
Delta Electronics, Inc.	202	14,165
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140	55,418
Taiwan Semiconductor Manufacturing Co. Ltd.	849	58,939
		128,522
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — 7.0%
British American Tobacco plc	466	27,451
Compass Group plc	741	20,942
NatWest Group plc	2,420	19,300
RELX plc	652	23,857
Standard Chartered plc	780	19,855
		111,405
United States — 7.6%
Novartis AG (Registered)	174	25,661
Roche Holding AG	70	28,432
Shell plc	1,486	67,587
		121,680
Total Common Stocks (Cost $1,135,222)		1,573,068
Short-Term Investments — 1.7%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (b) (c) (Cost $9,637)	9,635	9,637
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c)(Cost $17,508)	17,508	17,508
Total Short-Term Investments (Cost $27,145)		27,145
Total Investments — 100.3% (Cost $1,162,367)		1,600,213
Liabilities in Excess of Other Assets — (0.3)%		(4,174)
NET ASSETS — 100.0%		1,596,039

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $17,046.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	18.3%
Semiconductors & Semiconductor Equipment	15.0
Oil, Gas & Consumable Fuels	5.1
Insurance	4.7
Aerospace & Defense	4.1
Pharmaceuticals	4.0
Metals & Mining	3.5
Machinery	3.3
Household Durables	3.0
Multi-Utilities	3.0
Food Products	2.9
Industrial Conglomerates	2.9
Broadline Retail	2.8
Chemicals	2.8
Diversified Telecommunication Services	2.8
Construction & Engineering	2.7
Interactive Media & Services	2.4
Electrical Equipment	2.1
Automobile Components	2.0
Tobacco	1.7
Automobiles	1.6
Electronic Equipment, Instruments & Components	1.6
Professional Services	1.5
Trading Companies & Distributors	1.4
Hotels, Restaurants & Leisure	1.3
Consumer Finance	1.0
Textiles, Apparel & Luxury Goods	0.8
Short-Term Investments	1.7
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	23

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$3,442,338	$10,919,819	$2,126,891
Investments in affiliates, at value	82,957	20,785	53,552
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	24,080	180,631	19,056
Cash	3,496	1,764	2,466
Foreign currency, at value	4,542	1,868	896
Deposits at broker for futures contracts	533	—	2,491
Receivables:
Due from custodian	3,863	—	—
Investment securities sold	127,909	40,188	699
Fund shares sold	7,722	5,043	138
Dividends from non-affiliates	17,161	8,894	2,718
Dividends from affiliates	685	73	82
Tax reclaims	4,824	106	17
Securities lending income (See Note 2.C.)	5	79	78
Variation margin on futures contracts	203	—	—
Total Assets	3,720,318	11,179,250	2,209,084
LIABILITIES:
Payables:
Investment securities purchased	184,334	18,627	—
Collateral received on securities loaned (See Note 2.C.)	24,080	180,631	19,056
Fund shares redeemed	1,810	42,577	103,208
Variation margin on futures contracts	—	—	42
Accrued liabilities:
Investment advisory fees	1,345	5,480	350
Administration fees	94	407	80
Distribution fees	131	93	—
Service fees	414	657	28
Custodian and accounting fees	23	170	379
Trustees’ and Chief Compliance Officer’s fees	3	— (a)	—
Deferred foreign capital gains tax	—	31,075	7,167
Other	713	442	94
Total Liabilities	212,947	280,159	130,404
Net Assets	$3,507,371	$10,899,091	$2,078,680

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$2,807,690	$5,711,845	$1,424,177
Total distributable earnings (loss)	699,681	5,187,246	654,503
Total Net Assets	$3,507,371	$10,899,091	$2,078,680
Net Assets:
Class A	$613,494	$412,028	$—
Class C	10,948	20,445	—
Class I	1,944,320	1,989,427	353,585
Class L	13,237	3,528,158	—
Class R2	1,423	587	—
Class R3	—	4,032	—
Class R4	—	2,519	—
Class R5	4,947	7,707	—
Class R6	919,002	4,934,188	1,725,095
Total	$3,507,371	$10,899,091	$2,078,680
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	28,403	8,488	—
Class C	524	440	—
Class I	87,092	39,946	14,264
Class L	596	70,315	—
Class R2	67	12	—
Class R3	—	84	—
Class R4	—	51	—
Class R5	224	154	—
Class R6	41,661	98,462	70,000
Net Asset Value (a):
Class A — Redemption price per share	$21.60	$48.54	$—
Class C — Offering price per share (b)	20.92	46.45	—
Class I — Offering and redemption price per share	22.32	49.80	24.79
Class L — Offering and redemption price per share	22.21	50.18	—
Class R2 — Offering and redemption price per share	21.17	47.77	—
Class R3 — Offering and redemption price per share	—	48.26	—
Class R4 — Offering and redemption price per share	—	49.60	—
Class R5 — Offering and redemption price per share	22.05	50.19	—
Class R6 — Offering and redemption price per share	22.06	50.11	24.64
Class A maximum sales charge	5.25%	5.25%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$22.80	$51.23	$—
Cost of investments in non-affiliates	$2,814,960	$6,107,510	$1,270,831
Cost of investments in affiliates	82,948	20,784	53,552
Cost of foreign currency	4,491	1,868	898
Investment securities on loan, at value (See Note 2.C.)	23,288	177,380	18,317
Cost of investment of cash collateral (See Note 2.C.)	24,080	180,631	19,056

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	25

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
ASSETS:
Investments in non-affiliates, at value	$656,071	$5,152,485	$1,573,068
Investments in affiliates, at value	31,872	114,621	9,637
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	23,457	45,570	17,508
Cash	125	350	298
Foreign currency, at value	256	58	5,885
Deposits at broker for futures contracts	2,671	—	—
Receivables:
Investment securities sold	18,968	14,707	19,808
Fund shares sold	322	30,478	416
Dividends from non-affiliates	1,937	24,852	7,194
Dividends from affiliates	118	222	23
Tax reclaims	2,377	7,246	1,715
Securities lending income (See Note 2.C.)	3	251	63
Variation margin on futures contracts	604	—	—
Total Assets	738,781	5,390,840	1,635,615
LIABILITIES:
Payables:
Investment securities purchased	5,521	58,354	19,359
Collateral received on securities loaned (See Note 2.C.)	23,457	45,570	17,508
Fund shares redeemed	176	12,905	1,706
Accrued liabilities:
Investment advisory fees	276	1,845	637
Administration fees	1	140	6
Distribution fees	29	115	102
Service fees	58	175	158
Custodian and accounting fees	29	85	36
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	—
Other	1,288	66	64
Total Liabilities	30,835	119,255	39,576
Net Assets	$707,946	$5,271,585	$1,596,039

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
NET ASSETS:
Paid-in-Capital	$528,204	$3,393,478	$1,047,614
Total distributable earnings (loss)	179,742	1,878,107	548,425
Total Net Assets	$707,946	$5,271,585	$1,596,039
Net Assets:
Class A	$125,167	$524,686	$468,818
Class C	5,327	9,866	7,647
Class I	231,042	549,891	493,647
Class L	9,145	—	—
Class R2	—	4,077	5,540
Class R5	—	2,443	1,996
Class R6	337,265	4,180,622	618,391
Total	$707,946	$5,271,585	$1,596,039
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,966	23,058	14,862
Class C	143	463	245
Class I	5,347	23,648	15,390
Class L	208	—	—
Class R2	—	178	178
Class R5	—	104	62
Class R6	7,738	179,337	19,281
Net Asset Value (a):
Class A — Redemption price per share	$42.20	$22.76	$31.54
Class C — Offering price per share (b)	37.14	21.31	31.21
Class I — Offering and redemption price per share	43.21	23.25	32.08
Class L — Offering and redemption price per share	43.99	—	—
Class R2 — Offering and redemption price per share	—	22.83	31.20
Class R5 — Offering and redemption price per share	—	23.42	32.07
Class R6 — Offering and redemption price per share	43.59	23.31	32.07
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$44.54	$24.02	$33.29
Cost of investments in non-affiliates	$505,711	$3,525,494	$1,135,222
Cost of investments in affiliates	31,870	114,615	9,637
Cost of foreign currency	256	58	5,883
Investment securities on loan, at value (See Note 2.C.)	22,521	43,888	17,046
Cost of investment of cash collateral (See Note 2.C.)	23,457	45,570	17,508

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	27

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited)
(Amounts in thousands)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$25	$10	$12
Interest income from affiliates	2	45	22
Dividend income from non-affiliates	60,484	75,735	19,316
Dividend income from affiliates	2,698	649	188
Income from securities lending (net) (See Note 2.C.)	25	124	462
Foreign taxes withheld (net)	(6,073)	(7,421)	(2,080)
Foreign withholding tax reclaims (See Note 2.J.)	7,771	—	—
Total investment income	64,932	69,142	17,920
EXPENSES:
Investment advisory fees	7,554	33,535	2,463
Administration fees	1,030	3,700	739
Distribution fees:
Class A	658	453	—
Class C	26	70	—
Class R2	3	1	—
Class R3	—	5	—
Service fees:
Class A	658	453	—
Class C	9	23	—
Class I	1,818	2,199	415
Class L	7	1,588	—
Class R2	1	1	—
Class R3	—	5	—
Class R4	—	3	—
Class R5	1	4	—
Custodian and accounting fees	159	1,792	693
Interest expense to affiliates	— (a)	161	159
Professional fees	811	79	97
Trustees’ and Chief Compliance Officer’s fees	17	23	14
Printing and mailing costs	55	296	42
Registration and filing fees	196	319	33
Transfer agency fees (See Note 2.H.)	37	86	12
Other	19	46	20
Total expenses	13,059	44,842	4,687
Less fees waived	(2,199)	(3,910)	(921)
Less expense reimbursements	(7)	(45)	—
Net expenses	10,853	40,887	3,766
Net investment income (loss)	54,079	28,255	14,154

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$89,183	$470,997 (a)	$155,693 (b)
Investments in affiliates	(30)	(7)	2
Futures contracts	922	—	256
Foreign currency transactions	(726)	(1,358)	(746)
Net realized gain (loss)	89,349	469,632	155,205
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	280,715	1,445,118 (c)	181,415 (d)
Investments in affiliates	14	1	—
Futures contracts	11	—	727
Foreign currency translations	325	482	(32)
Change in net unrealized appreciation/depreciation	281,065	1,445,601	182,110
Net realized/unrealized gains (losses)	370,414	1,915,233	337,315
Change in net assets resulting from operations	$424,493	$1,943,488	$351,469

(a)
Net of foreign capital gains tax of $(3,282).
(b)
Net of foreign capital gains tax of $(241).
(c)
Net of change in foreign capital gains tax of $4,436.
(d)
Net of change in foreign capital gains tax of $2,863.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	29

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$20	$15	$337
Interest income from affiliates	2	6	3
Dividend income from non-affiliates	8,282	81,067	24,051
Dividend income from affiliates	461	1,274	267
Income from securities lending (net) (See Note 2.C.)	10	283	73
Foreign taxes withheld (net)	(534)	(7,350)	(2,336)
Foreign withholding tax reclaims (See Note 2.J.)	—	6,499	1,603
Total investment income	8,241	81,794	23,998
EXPENSES:
Investment advisory fees	2,040	12,928	4,794
Administration fees	255	1,939	599
Distribution fees:
Class A	151	632	556
Class C	16	34	31
Class R2	—	9	14
Service fees:
Class A	151	632	556
Class C	5	11	10
Class I	271	732	641
Class L	5	—	—
Class R2	—	5	7
Class R5	—	2	1
Custodian and accounting fees	82	304	173
Interest expense to affiliates	1	56	21
Professional fees	49	86	51
Trustees’ and Chief Compliance Officer’s fees	13	17	14
Printing and mailing costs	17	124	58
Registration and filing fees	45	108	56
Transfer agency fees (See Note 2.H.)	13	36	20
Other	14	29	15
Total expenses	3,128	17,684	7,617
Less fees waived	(762)	(2,984)	(1,642)
Less expense reimbursements	(1)	(13)	—
Net expenses	2,365	14,687	5,975
Net investment income (loss)	5,876	67,107	18,023
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$48,422	$297,601	$127,714
Investments in affiliates	(7)	(30)	(4)
Futures contracts	(1,736)	(1,086)	—
Foreign currency transactions	(270)	(812)	(173)
Net realized gain (loss)	46,409	295,673	127,537
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	15,231	8,938	1,435
Investments in affiliates	— (a)	20	2
Futures contracts	(84)	—	—
Foreign currency translations	147	748	169
Change in net unrealized appreciation/depreciation	15,294	9,706	1,606
Net realized/unrealized gains (losses)	61,703	305,379	129,143
Change in net assets resulting from operations	$67,579	$372,486	$147,166

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$54,079	$39,623	$28,255	$72,654
Net realized gain (loss)	89,349	43,659	469,632	741,743
Change in net unrealized appreciation/depreciation	281,065	244,866	1,445,601	1,467,095
Change in net assets resulting from operations	424,493	328,148	1,943,488	2,281,492
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(12,994)	(10,205)	(3,405)	(3,578)
Class C	(126)	(44)	(106)	(110)
Class I	(33,300)	(3,818)	(21,075)	(18,410)
Class L	(356)	(349)	(41,448)	(14,912)
Class R2	(26)	(25)	(5)	(3)
Class R3	—	—	(21)	(159)
Class R4	—	—	(26)	(33)
Class R5	(57)	(14)	(82)	(208)
Class R6	(19,868)	(12,998)	(62,520)	(65,166)
Total distributions to shareholders	(66,727)	(27,453)	(128,688)	(102,579)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,238,636	972,392	(328,814)	274,993
NET ASSETS:
Change in net assets	1,596,402	1,273,087	1,485,986	2,453,906
Beginning of period	1,910,969	637,882	9,413,105	6,959,199
End of period	$3,507,371	$1,910,969	$10,899,091	$9,413,105
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,154	$50,801	$5,876	$14,579
Net realized gain (loss)	155,205	112,243	46,409	80,433
Change in net unrealized appreciation/depreciation	182,110	368,352	15,294	37,966
Change in net assets resulting from operations	351,469	531,396	67,579	132,978
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(3,976)	(2,716)
Class C	—	—	(132)	(37)
Class I	(11,304)	(5,501)	(7,475)	(4,264)
Class L	—	—	(315)	(299)
Class R6	(60,574)	(44,244)	(12,127)	(11,901)
Total distributions to shareholders	(71,878)	(49,745)	(24,025)	(19,217)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(185,709)	(683,375)	19,673	11,695
NET ASSETS:
Change in net assets	93,882	(201,724)	63,227	125,456
Beginning of period	1,984,798	2,186,522	644,719	519,263
End of period	$2,078,680	$1,984,798	$707,946	$644,719
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$67,107	$104,266	$18,023	$24,485
Net realized gain (loss)	295,673	303,097	127,537	154,775
Change in net unrealized appreciation/depreciation	9,706	500,475	1,606	138,256
Change in net assets resulting from operations	372,486	907,838	147,166	317,516
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(30,721)	(11,142)	(18,606)	(9,904)
Class C	(537)	(89)	(314)	(207)
Class I	(33,704)	(22,580)	(23,776)	(16,497)
Class R2	(218)	(78)	(240)	(87)
Class R5	(176)	(181)	(80)	(54)
Class R6	(271,826)	(99,448)	(29,015)	(17,439)
Total distributions to shareholders	(337,182)	(133,518)	(72,031)	(44,188)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(187,699)	362,851	(102,270)	(164,109)
NET ASSETS:
Change in net assets	(152,395)	1,137,171	(27,135)	109,219
Beginning of period	5,423,980	4,286,809	1,623,174	1,513,955
End of period	$5,271,585	$5,423,980	$1,596,039	$1,623,174
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$159,499	$142,988	$53,055	$46,783
Distributions reinvested	12,934	10,145	3,302	3,478
Cost of shares redeemed	(58,627)	(60,155)	(84,724)	(93,041)
Change in net assets resulting from Class A capital transactions	113,806	92,978	(28,367)	(42,780)
Class C
Proceeds from shares issued	7,454	2,720	2,943	931
Distributions reinvested	120	36	104	105
Cost of shares redeemed	(1,251)	(746)	(4,949)	(10,157)
Change in net assets resulting from Class C capital transactions	6,323	2,010	(1,902)	(9,121)
Class I
Proceeds from shares issued	1,145,778	812,556	236,715	263,809
Distributions reinvested	33,037	3,793	19,322	16,941
Cost of shares redeemed	(290,652)	(132,679)	(249,900)	(441,594)
Change in net assets resulting from Class I capital transactions	888,163	683,670	6,137	(160,844)
Class L
Proceeds from shares issued	1,179	3,801	419,519	1,696,258
Distributions reinvested	345	334	41,197	14,430
Cost of shares redeemed	(4,062)	(1,275)	(397,946)	(439,484)
Change in net assets resulting from Class L capital transactions	(2,538)	2,860	62,770	1,271,204
Class R2
Proceeds from shares issued	882	181	24	150
Distributions reinvested	26	25	5	3
Cost of shares redeemed	(589)	(85)	(162)	(162)
Change in net assets resulting from Class R2 capital transactions	319	121	(133)	(9)
Class R3
Proceeds from shares issued	—	—	326	2,351
Distributions reinvested	—	—	15	25
Cost of shares redeemed	—	—	(467)	(11,838)
Change in net assets resulting from Class R3 capital transactions	—	—	(126)	(9,462)
Class R4
Proceeds from shares issued	—	—	55	723
Distributions reinvested	—	—	26	33
Cost of shares redeemed	—	—	(358)	(1,727)
Change in net assets resulting from Class R4 capital transactions	—	—	(277)	(971)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$3,647	$1,038	$1,783	$2,654
Distributions reinvested	57	14	63	193
Cost of shares redeemed	(533)	(128)	(3,351)	(12,842)
Change in net assets resulting from Class R5 capital transactions	3,171	924	(1,505)	(9,995)
Class R6
Proceeds from shares issued	320,569	273,042	495,938	885,207
Distributions reinvested	19,841	12,975	57,503	59,219
Cost of shares redeemed	(111,018)	(96,188)	(918,852)	(1,707,455)
Change in net assets resulting from Class R6 capital transactions	229,392	189,829	(365,411)	(763,029)
Total change in net assets resulting from capital transactions	$1,238,636	$972,392	$(328,814)	$274,993
SHARE TRANSACTIONS:
Class A
Issued	7,693	8,472	1,220	1,397
Reinvested	662	746	84	118
Redeemed	(2,856)	(3,717)	(2,030)	(2,874)
Change in Class A Shares	5,499	5,501	(726)	(1,359)
Class C
Issued	363	160	69	26
Reinvested	7	3	3	4
Redeemed	(61)	(49)	(120)	(329)
Change in Class C Shares	309	114	(48)	(299)
Class I
Issued	53,872	46,388	5,420	7,912
Reinvested	1,638	271	481	560
Redeemed	(13,513)	(7,224)	(5,583)	(13,330)
Change in Class I Shares	41,997	39,435	318	(4,858)
Class L
Issued	55	229	9,683	47,244
Reinvested	17	24	1,018	473
Redeemed	(200)	(77)	(8,955)	(12,935)
Change in Class L Shares	(128)	176	1,746	34,782
Class R2
Issued	42	12	1	4
Reinvested	1	2	— (a)	— (a)
Redeemed	(29)	(6)	(4)	(5)
Change in Class R2 Shares	14	8	(3)	(1)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	9	77
Reinvested	—	—	— (a)	1
Redeemed	—	—	(11)	(430)
Change in Class R3 Shares	—	—	(2)	(352)
Class R4
Issued	—	—	2	24
Reinvested	—	—	1	1
Redeemed	—	—	(8)	(52)
Change in Class R4 Shares	—	—	(5)	(27)
Class R5
Issued	171	60	39	78
Reinvested	3	1	2	6
Redeemed	(25)	(7)	(75)	(385)
Change in Class R5 Shares	149	54	(34)	(301)
Class R6
Issued	15,152	16,065	11,125	26,539
Reinvested	996	938	1,424	1,945
Redeemed	(5,273)	(5,720)	(20,478)	(51,318)
Change in Class R6 Shares	10,875	11,283	(7,929)	(22,834)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$13,738	$35,566
Distributions reinvested	—	—	3,831	2,610
Cost of shares redeemed	—	—	(13,588)	(22,485)
Change in net assets resulting from Class A capital transactions	—	—	3,981	15,691
Class C
Proceeds from shares issued	—	—	2,303	2,885
Distributions reinvested	—	—	128	34
Cost of shares redeemed	—	—	(512)	(1,362)
Change in net assets resulting from Class C capital transactions	—	—	1,919	1,557
Class I
Proceeds from shares issued	26,974	90,838	33,039	79,594
Distributions reinvested	11,304	5,501	3,613	4,020
Cost of shares redeemed	(58,968)	(86,183)	(18,959)	(33,748)
Change in net assets resulting from Class I capital transactions	(20,690)	10,156	17,693	49,866
Class L
Proceeds from shares issued	—	—	112	2,288
Distributions reinvested	—	—	306	292
Cost of shares redeemed	—	—	(2,971)	(1,530)
Change in net assets resulting from Class L capital transactions	—	—	(2,553)	1,050
Class R6
Proceeds from shares issued	243,388	186,947	4,811	7,647
Distributions reinvested	59,957	43,825	12,127	11,901
Cost of shares redeemed	(468,364)	(924,303)	(18,305)	(76,017)
Change in net assets resulting from Class R6 capital transactions	(165,019)	(693,531)	(1,367)	(56,469)
Total change in net assets resulting from capital transactions	$(185,709)	$(683,375)	$19,673	$11,695
SHARE TRANSACTIONS:
Class A
Issued	—	—	330	980
Reinvested	—	—	96	88
Redeemed	—	—	(330)	(636)
Change in Class A Shares	—	—	96	432
Class C
Issued	—	—	62	90
Reinvested	—	—	4	1
Redeemed	—	—	(14)	(42)
Change in Class C Shares	—	—	52	49
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	1,199	4,945	776	2,159
Reinvested	552	337	88	133
Redeemed	(2,608)	(4,666)	(452)	(928)
Change in Class I Shares	(857)	616	412	1,364
Class L
Issued	—	—	3	61
Reinvested	—	—	7	10
Redeemed	—	—	(70)	(41)
Change in Class L Shares	—	—	(60)	30
Class R6
Issued	10,792	10,952	113	191
Reinvested	2,945	2,704	295	392
Redeemed	(20,693)	(50,288)	(425)	(2,096)
Change in Class R6 Shares	(6,956)	(36,632)	(17)	(1,513)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$41,689	$73,487	$34,297	$63,484
Distributions reinvested	30,628	11,100	18,533	9,862
Cost of shares redeemed	(50,325)	(73,747)	(37,514)	(74,770)
Change in net assets resulting from Class A capital transactions	21,992	10,840	15,316	(1,424)
Class C
Proceeds from shares issued	2,422	6,369	317	799
Distributions reinvested	537	87	312	206
Cost of shares redeemed	(1,523)	(3,042)	(1,988)	(3,788)
Change in net assets resulting from Class C capital transactions	1,436	3,414	(1,359)	(2,783)
Class I
Proceeds from shares issued	64,941	232,394	40,544	109,290
Distributions reinvested	33,658	22,560	20,973	14,993
Cost of shares redeemed	(299,531)	(394,325)	(132,875)	(262,848)
Change in net assets resulting from Class I capital transactions	(200,932)	(139,371)	(71,358)	(138,565)
Class R2
Proceeds from shares issued	513	1,304	791	3,699
Distributions reinvested	217	78	240	87
Cost of shares redeemed	(331)	(1,718)	(2,126)	(1,545)
Change in net assets resulting from Class R2 capital transactions	399	(336)	(1,095)	2,241
Class R5
Proceeds from shares issued	160	1,115	256	237
Distributions reinvested	176	181	80	54
Cost of shares redeemed	(3,204)	(3,217)	(183)	(565)
Change in net assets resulting from Class R5 capital transactions	(2,868)	(1,921)	153	(274)
Class R6
Proceeds from shares issued	510,685	1,069,155	31,679	67,338
Distributions reinvested	267,152	97,497	29,001	17,427
Cost of shares redeemed	(785,563)	(676,427)	(104,607)	(108,069)
Change in net assets resulting from Class R6 capital transactions	(7,726)	490,225	(43,927)	(23,304)
Total change in net assets resulting from capital transactions	$(187,699)	$362,851	$(102,270)	$(164,109)
SHARE TRANSACTIONS:
Class A
Issued	1,867	3,549	1,125	2,375
Reinvested	1,416	607	640	408
Redeemed	(2,254)	(3,614)	(1,237)	(2,829)
Change in Class A Shares	1,029	542	528	(46)
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
SHARE TRANSACTIONS: (continued)
Class C
Issued	115	318	10	29
Reinvested	26	5	11	9
Redeemed	(71)	(154)	(65)	(143)
Change in Class C Shares	70	169	(44)	(105)
Class I
Issued	2,855	11,214	1,317	4,054
Reinvested	1,525	1,213	712	611
Redeemed	(13,090)	(18,513)	(4,246)	(9,802)
Change in Class I Shares	(8,710)	(6,086)	(2,217)	(5,137)
Class R2
Issued	23	65	27	147
Reinvested	10	4	8	4
Redeemed	(15)	(83)	(69)	(58)
Change in Class R2 Shares	18	(14)	(34)	93
Class R5
Issued	6	52	8	8
Reinvested	8	10	3	2
Redeemed	(140)	(140)	(6)	(21)
Change in Class R5 Shares	(126)	(78)	5	(11)
Class R6
Issued	22,353	50,827	1,025	2,500
Reinvested	12,069	5,228	986	711
Redeemed	(34,690)	(32,488)	(3,311)	(3,903)
Change in Class R6 Shares	(268)	23,567	(1,300)	(692)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$18.72	$0.36 (f)	$3.07	$3.43	$(0.55)
Year Ended October 31, 2025	14.53	0.53 (g)	4.25	4.78	(0.59)
Year Ended October 31, 2024	12.37	0.48	2.33	2.81	(0.65)
Year Ended October 31, 2023	10.57	0.53 (h)	1.70	2.23	(0.43)
Year Ended October 31, 2022	13.46	0.44	(2.72)	(2.28)	(0.61)
Year Ended October 31, 2021	9.46	0.43 (i)	3.89	4.32	(0.32)
Class C
Six Months Ended April 30, 2026 (Unaudited)	18.17	0.36 (f)	2.91	3.27	(0.52)
Year Ended October 31, 2025	14.09	0.39 (g)	4.18	4.57	(0.49)
Year Ended October 31, 2024	11.99	0.39	2.27	2.66	(0.56)
Year Ended October 31, 2023	10.23	0.46 (h)	1.65	2.11	(0.35)
Year Ended October 31, 2022	13.02	0.35	(2.62)	(2.27)	(0.52)
Year Ended October 31, 2021	9.14	0.33 (i)	3.79	4.12	(0.24)
Class I
Six Months Ended April 30, 2026 (Unaudited)	19.36	0.43 (f)	3.12	3.55	(0.59)
Year Ended October 31, 2025	15.01	0.63 (g)	4.35	4.98	(0.63)
Year Ended October 31, 2024	12.76	0.54	2.39	2.93	(0.68)
Year Ended October 31, 2023	10.88	0.58 (h)	1.75	2.33	(0.45)
Year Ended October 31, 2022	13.84	0.49	(2.81)	(2.32)	(0.64)
Year Ended October 31, 2021	9.72	0.47 (i)	3.99	4.46	(0.34)
Class L
Six Months Ended April 30, 2026 (Unaudited)	19.25	0.38 (f)	3.17	3.55	(0.59)
Year Ended October 31, 2025	14.93	0.61 (g)	4.35	4.96	(0.64)
Year Ended October 31, 2024	12.69	0.55	2.38	2.93	(0.69)
Year Ended October 31, 2023	10.83	0.59 (h)	1.74	2.33	(0.47)
Year Ended October 31, 2022	13.78	0.49	(2.79)	(2.30)	(0.65)
Year Ended October 31, 2021	9.66	0.47 (i)	3.99	4.46	(0.34)
Class R2
Six Months Ended April 30, 2026 (Unaudited)	18.33	0.27 (f)	3.06	3.33	(0.49)
Year Ended October 31, 2025	14.24	0.48 (g)	4.15	4.63	(0.54)
Year Ended October 31, 2024	12.14	0.43	2.28	2.71	(0.61)
Year Ended October 31, 2023	10.37	0.48 (h)	1.68	2.16	(0.39)
Year Ended October 31, 2022	13.22	0.40	(2.68)	(2.28)	(0.57)
Year Ended October 31, 2021	9.29	0.39 (i)	3.82	4.21	(0.28)
Class R5
Six Months Ended April 30, 2026 (Unaudited)	19.13	0.46 (f)	3.06	3.52	(0.60)
Year Ended October 31, 2025	14.84	0.59 (g)	4.34	4.93	(0.64)
Year Ended October 31, 2024	12.62	0.55	2.34	2.89	(0.67)
Year Ended October 31, 2023	10.75	0.71 (h)	1.63	2.34	(0.47)
Year Ended October 31, 2022	13.67	0.52	(2.80)	(2.28)	(0.64)
Year Ended October 31, 2021	9.60	0.41 (i)	4.02	4.43	(0.36)
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$21.60	18.62%	$613,494	1.04%	3.51%(f)	1.22%	23%
18.72	34.40	428,883	0.99	3.26 (g)	1.20	29
14.53	23.40	252,963	1.00	3.42	1.22	50
12.37	21.38	201,868	0.99	4.29 (h)	1.26	34
10.57	(17.56)	160,039	0.98	3.71	1.23	26
13.46	46.20	187,774	1.00	3.39 (i)	1.24	33

20.92	18.30	10,948	1.53	3.63 (f)	1.73	23
18.17	33.74	3,902	1.49	2.40 (g)	1.77	29
14.09	22.77	1,424	1.50	2.90	1.80	50
11.99	20.89	1,631	1.49	3.83 (h)	1.80	34
10.23	(18.04)	1,791	1.49	3.01	1.76	26
13.02	45.54	3,923	1.50	2.70 (i)	1.77	33

22.32	18.69	1,944,320	0.79	4.04 (f)	0.97	23
19.36	34.77	872,877	0.74	3.55 (g)	0.94	29
15.01	23.71	84,963	0.75	3.70	0.97	50
12.76	21.77	42,728	0.74	4.52 (h)	1.01	34
10.88	(17.38)	29,816	0.73	4.00	0.98	26
13.84	46.51	39,188	0.75	3.58 (i)	0.99	33

22.21	18.79	13,237	0.70	3.68 (f)	0.82	23
19.25	34.82	13,925	0.64	3.60 (g)	0.79	29
14.93	23.85	8,176	0.65	3.83	0.82	50
12.69	21.83	6,205	0.65	4.65 (h)	0.86	34
10.83	(17.31)	5,451	0.63	4.04	0.83	26
13.78	46.77	7,042	0.66	3.66 (i)	0.84	33

21.17	18.45	1,423	1.35	2.72 (f)	1.54	23
18.33	33.96	970	1.29	3.01 (g)	1.54	29
14.24	22.98	637	1.30	3.16	1.59	50
12.14	21.16	511	1.29	3.98 (h)	1.60	34
10.37	(17.88)	454	1.28	3.41	1.58	26
13.22	45.84	514	1.30	3.14 (i)	1.59	33

22.05	18.76	4,947	0.68	4.36 (f)	0.81	23
19.13	34.91	1,436	0.64	3.40 (g)	0.79	29
14.84	23.66	312	0.64	3.79	0.82	50
12.62	22.09	49	0.65	5.63 (h)	0.86	34
10.75	(17.31)	29	0.63	4.23	0.83	26
13.67	46.74	67	0.65	3.24 (i)	0.85	33
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund (continued)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	$19.13	$0.42 (f)	$3.12	$3.54	$(0.61)
Year Ended October 31, 2025	14.84	0.62 (g)	4.32	4.94	(0.65)
Year Ended October 31, 2024	12.62	0.56	2.36	2.92	(0.70)
Year Ended October 31, 2023	10.77	0.60 (h)	1.73	2.33	(0.48)
Year Ended October 31, 2022	13.71	0.50	(2.77)	(2.27)	(0.67)
Year Ended October 31, 2021	9.62	0.49 (i)	3.97	4.46	(0.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.30, $0.30, $0.37, $0.32, $0.21, $0.40 and $0.36 for Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6,
respectively, and the net investment income (loss) ratios would have been 3.23%, 3.35%, 3.76%, 3.40%, 2.44%, 4.08% and 3.77% for Class A, Class C, Class I,
Class L, Class R2, Class R5 and Class R6, respectively.

(g)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.53, $0.39, $0.63, $0.61, $0.48, $0.59 and $0.62 for Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6,
respectively, and the net investment income (loss) ratios would have been 3.25%, 2.39%, 3.54%, 3.59%, 3.00%, 3.39% and 3.70% for Class A, Class C, Class I,
Class L, Class R2, Class R5 and Class R6, respectively.

(h)
Reflects income from foreign withholding tax reclaims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.46, $0.39, $0.51, $0.52, $0.41, $0.64 and $0.53 for Class A, Class C, Class I, Class L, Class R2, Class R5
and Class R6, respectively, and the net investment income (loss) ratios would have been 3.73%, 3.27%, 3.96%, 4.09%, 3.42%, 5.07% and 4.20% for Class A,
Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively.

(i)
Reflects income from foreign withholding tax reclaims, including related interest income, less IRS compliance fees. Without these proceeds, the net investment income (loss) per share would have been $0.38, $0.28, $0.42, $0.41, $0.34, $0.35 and $0.44 for Class A, Class C, Class I, Class L, Class R2, Class R5, and
Class R6,respectively, and the net investment income (loss) ratios would have been 3.00%, 2.26%, 3.19%, 3.23%, 2.72%, 2.80% and 3.44% for Class A, Class C,
Class I, Class L, Class R2, Class R5, and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$22.06	18.87%	$919,002	0.59%	4.05%(f)	0.72%	23%
19.13	34.96	588,976	0.54	3.71 (g)	0.70	29
14.84	23.95	289,407	0.55	3.93	0.72	50
12.62	21.99	206,267	0.54	4.76 (h)	0.76	34
10.77	(17.23)	160,297	0.52	4.19	0.72	26
13.71	46.99	158,191	0.55	3.83 (i)	0.73	33

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$40.61	$0.04	$8.31	$8.35	$(0.40)	$(0.02)	$(0.42)
Year Ended October 31, 2025	30.70	0.23	10.03	10.26	(0.35)	—	(0.35)
Year Ended October 31, 2024	26.20	0.29	4.57	4.86	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.85	0.15	2.23	2.38	(0.03)	—	(0.03)
Year Ended October 31, 2022	40.54	0.06	(15.42)	(15.36)	(0.07)	(1.26)	(1.33)
Year Ended October 31, 2021	36.44	(0.14)	4.24	4.10	—	—	—
Class C
Six Months Ended April 30, 2026 (Unaudited)	38.78	(0.06)	7.96	7.90	(0.21)	(0.02)	(0.23)
Year Ended October 31, 2025	29.28	0.07	9.58	9.65	(0.15)	—	(0.15)
Year Ended October 31, 2024	24.97	0.13	4.37	4.50	(0.19)	—	(0.19)
Year Ended October 31, 2023	22.82	—	2.15	2.15	—	—	—
Year Ended October 31, 2022	38.96	(0.10)	(14.78)	(14.88)	—	(1.26)	(1.26)
Year Ended October 31, 2021	35.20	(0.34)	4.10	3.76	—	—	—
Class I
Six Months Ended April 30, 2026 (Unaudited)	41.72	0.10	8.50	8.60	(0.50)	(0.02)	(0.52)
Year Ended October 31, 2025	31.53	0.32	10.29	10.61	(0.42)	—	(0.42)
Year Ended October 31, 2024	26.90	0.37	4.69	5.06	(0.43)	—	(0.43)
Year Ended October 31, 2023	24.48	0.22	2.30	2.52	(0.10)	—	(0.10)
Year Ended October 31, 2022	41.60	0.12	(15.81)	(15.69)	(0.17)	(1.26)	(1.43)
Year Ended October 31, 2021	37.34	(0.04)	4.34	4.30	(0.04)	—	(0.04)
Class L
Six Months Ended April 30, 2026 (Unaudited)	42.05	0.12	8.58	8.70	(0.55)	(0.02)	(0.57)
Year Ended October 31, 2025	31.78	0.27	10.46	10.73	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.11	0.40	4.73	5.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	24.70	0.26	2.30	2.56	(0.15)	—	(0.15)
Year Ended October 31, 2022	41.96	0.17	(15.95)	(15.78)	(0.22)	(1.26)	(1.48)
Year Ended October 31, 2021	37.64	0.01	4.37	4.38	(0.06)	—	(0.06)
Class R2
Six Months Ended April 30, 2026 (Unaudited)	39.96	(0.01)	8.17	8.16	(0.33)	(0.02)	(0.35)
Year Ended October 31, 2025	30.16	0.10	9.91	10.01	(0.21)	—	(0.21)
Year Ended October 31, 2024	25.76	0.19	4.50	4.69	(0.29)	—	(0.29)
Year Ended October 31, 2023	23.49	0.07	2.20	2.27	—	—	—
Year Ended October 31, 2022	39.99	(0.02)	(15.22)	(15.24)	—	(1.26)	(1.26)
Year Ended October 31, 2021	36.06	(0.26)	4.19	3.93	—	—	—
Class R3
Six Months Ended April 30, 2026 (Unaudited)	40.21	0.03	8.26	8.29	(0.22)	(0.02)	(0.24)
Year Ended October 31, 2025	30.41	0.21	9.94	10.15	(0.35)	—	(0.35)
Year Ended October 31, 2024	25.97	0.27	4.53	4.80	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.67	0.13	2.22	2.35	(0.05)	—	(0.05)
Year Ended October 31, 2022	40.30	0.06	(15.32)	(15.26)	(0.11)	(1.26)	(1.37)
Year Ended October 31, 2021	36.25	(0.15)	4.20	4.05	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$48.54	20.79%	$412,028	1.19%	0.20%	1.32%	16%
40.61	33.83	374,199	1.24	0.69	1.32	55
30.70	18.69	324,604	1.24	0.97	1.31	36
26.20	9.96	331,397	1.24	0.52	1.31	29
23.85	(39.06)	358,077	1.25	0.19	1.33	18
40.54	11.25	702,288	1.24	(0.33)	1.30	25

46.45	20.50	20,445	1.69	(0.29)	1.83	16
38.78	33.17	18,931	1.74	0.21	1.83	55
29.28	18.10	23,038	1.74	0.46	1.82	36
24.97	9.42	28,563	1.74	(0.01)	1.82	29
22.82	(39.36)	35,997	1.75	(0.35)	1.83	18
38.96	10.68	82,409	1.74	(0.83)	1.80	25

49.80	20.92	1,989,427	0.94	0.46	1.06	16
41.72	34.17	1,653,181	0.99	0.93	1.06	55
31.53	18.97	1,402,636	0.99	1.21	1.06	36
26.90	10.29	1,610,205	0.99	0.77	1.06	29
24.48	(38.92)	1,871,401	1.00	0.37	1.07	18
41.60	11.51	4,753,438	0.99	(0.09)	1.05	25

50.18	21.02	3,528,158	0.84	0.55	0.91	16
42.05	34.30	2,883,527	0.89	0.78	0.91	55
31.78	19.11	1,073,811	0.89	1.31	0.90	36
27.11	10.35	1,195,188	0.89	0.88	0.91	29
24.70	(38.84)	1,282,832	0.90	0.53	0.92	18
41.96	11.63	2,598,326	0.89	0.02	0.90	25

47.77	20.61	587	1.49	(0.05)	1.69	16
39.96	33.43	616	1.54	0.32	1.79	55
30.16	18.32	481	1.54	0.64	1.85	36
25.76	9.66	471	1.54	0.26	1.84	29
23.49	(39.24)	407	1.55	(0.07)	1.83	18
39.99	10.90	585	1.54	(0.63)	1.78	25

48.26	20.76	4,032	1.24	0.15	1.32	16
40.21	33.80	3,473	1.29	0.67	1.32	55
30.41	18.62	13,321	1.29	0.93	1.31	36
25.97	9.91	11,548	1.29	0.47	1.31	29
23.67	(39.08)	11,182	1.30	0.19	1.32	18
40.30	11.17	14,918	1.29	(0.36)	1.30	25
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund (continued)
Class R4
Six Months Ended April 30, 2026 (Unaudited)	$41.51	$0.09	$8.48	$8.57	$(0.46)	$(0.02)	$(0.48)
Year Ended October 31, 2025	31.37	0.32	10.22	10.54	(0.40)	—	(0.40)
Year Ended October 31, 2024	26.77	0.35	4.67	5.02	(0.42)	—	(0.42)
Year Ended October 31, 2023	24.39	0.21	2.28	2.49	(0.11)	—	(0.11)
Year Ended October 31, 2022	41.45	0.13	(15.77)	(15.64)	(0.16)	(1.26)	(1.42)
Year Ended October 31, 2021	37.20	(0.05)	4.32	4.27	(0.02)	—	(0.02)
Class R5
Six Months Ended April 30, 2026 (Unaudited)	42.03	0.11	8.58	8.69	(0.51)	(0.02)	(0.53)
Year Ended October 31, 2025	31.76	0.39	10.34	10.73	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.10	0.40	4.73	5.13	(0.47)	—	(0.47)
Year Ended October 31, 2023	24.69	0.26	2.31	2.57	(0.16)	—	(0.16)
Year Ended October 31, 2022	41.88	0.18	(15.96)	(15.78)	(0.15)	(1.26)	(1.41)
Year Ended October 31, 2021	37.56	0.01	4.36	4.37	(0.05)	—	(0.05)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	42.00	0.15	8.56	8.71	(0.58)	(0.02)	(0.60)
Year Ended October 31, 2025	31.75	0.39	10.35	10.74	(0.49)	—	(0.49)
Year Ended October 31, 2024	27.09	0.43	4.73	5.16	(0.50)	—	(0.50)
Year Ended October 31, 2023	24.69	0.28	2.31	2.59	(0.19)	—	(0.19)
Year Ended October 31, 2022	41.95	0.21	(15.95)	(15.74)	(0.26)	(1.26)	(1.52)
Year Ended October 31, 2021	37.61	0.05	4.37	4.42	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$49.60	20.91%	$2,519	0.99%	0.40%	1.07%	16%
41.51	34.09	2,359	1.04	0.97	1.07	55
31.37	18.91	2,642	1.04	1.17	1.07	36
26.77	10.21	2,516	1.04	0.73	1.07	29
24.39	(38.93)	2,485	1.05	0.43	1.08	18
41.45	11.48	3,810	1.04	(0.12)	1.06	25

50.19	20.99	7,707	0.84	0.52	0.92	16
42.03	34.33	7,914	0.89	1.19	0.92	55
31.76	19.10	15,537	0.89	1.32	0.92	36
27.10	10.37	13,585	0.89	0.90	0.92	29
24.69	(38.86)	12,712	0.90	0.55	0.93	18
41.88	11.64	20,676	0.89	0.02	0.91	25

50.11	21.07	4,934,188	0.74	0.66	0.81	16
42.00	34.43	4,468,905	0.79	1.15	0.81	55
31.75	19.22	4,103,129	0.79	1.41	0.81	36
27.09	10.46	3,887,241	0.79	0.98	0.81	29
24.69	(38.78)	3,579,903	0.80	0.67	0.82	18
41.95	11.75	5,659,334	0.79	0.11	0.80	25

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Six Months Ended April 30, 2026 (Unaudited)	$21.65	$0.15	$3.74	$3.89	$(0.75)	$—	$(0.75)
Year Ended October 31, 2025	17.15	0.42	4.45	4.87	(0.37)	—	(0.37)
Year Ended October 31, 2024	14.48	0.40	2.73	3.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	13.34	0.34	1.15	1.49	(0.35)	—	(0.35)
Year Ended October 31, 2022	20.87	0.48	(6.96)	(6.48)	(0.52)	(0.53)	(1.05)
Year Ended October 31, 2021	18.11	0.51	2.56	3.07	(0.31)	—	(0.31)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	21.54	0.16	3.71	3.87	(0.77)	—	(0.77)
Year Ended October 31, 2025	17.06	0.43	4.44	4.87	(0.39)	—	(0.39)
Year Ended October 31, 2024	14.41	0.41	2.72	3.13	(0.48)	—	(0.48)
Year Ended October 31, 2023	13.27	0.36	1.14	1.50	(0.36)	—	(0.36)
Year Ended October 31, 2022	20.77	0.45	(6.88)	(6.43)	(0.54)	(0.53)	(1.07)
Year Ended October 31, 2021	18.01	0.42	2.65	3.07	(0.31)	—	(0.31)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Interest expense is 0.02%
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan International Equity Funds	April 30, 2026

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.79	18.72%	$353,585	0.47%	1.34%	0.69%	23%
21.65	29.13	327,393	0.45	2.31	0.69	48
17.15	22.07	248,762	0.45	2.47	0.68	40
14.48	11.13	155,553	0.47 (f)	2.21	0.70	29
13.34	(32.53)	171,538	0.45	3.00	0.68	34
20.87	16.95	5,435	0.45	2.36	0.69	53

24.64	18.73	1,725,095	0.37	1.46	0.43	23
21.54	29.29	1,657,405	0.35	2.43	0.43	48
17.06	22.17	1,937,760	0.35	2.52	0.41	40
14.41	11.29	1,544,778	0.37 (f)	2.33	0.44	29
13.27	(32.48)	2,479,030	0.35	2.62	0.40	34
20.77	17.09	3,787,953	0.35	1.97	0.40	53

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$39.56	$0.29	$3.74	$4.03	$(1.39)
Year Ended October 31, 2025	32.56	0.77 (f)	7.36	8.13	(1.13)
Year Ended October 31, 2024	26.68	0.60	6.17	6.77	(0.89)
Year Ended October 31, 2023	23.70	0.49 (g)	2.69	3.18	(0.20)
Year Ended October 31, 2022	30.91	0.36	(6.95)	(6.59)	(0.62)
Year Ended October 31, 2021	21.64	0.40 (h)	9.14	9.54	(0.27)
Class C
Six Months Ended April 30, 2026 (Unaudited)	35.00	0.21	3.26	3.47	(1.33)
Year Ended October 31, 2025	28.86	0.52 (f)	6.54	7.06	(0.92)
Year Ended October 31, 2024	23.50	0.34	5.52	5.86	(0.50)
Year Ended October 31, 2023	20.85	0.33 (g)	2.36	2.69	(0.04)
Year Ended October 31, 2022	27.25	0.20	(6.13)	(5.93)	(0.47)
Year Ended October 31, 2021	19.10	0.22 (h)	8.08	8.30	(0.15)
Class I
Six Months Ended April 30, 2026 (Unaudited)	40.51	0.36	3.83	4.19	(1.49)
Year Ended October 31, 2025	33.32	0.90 (f)	7.50	8.40	(1.21)
Year Ended October 31, 2024	27.28	0.69	6.31	7.00	(0.96)
Year Ended October 31, 2023	24.20	0.58 (g)	2.74	3.32	(0.24)
Year Ended October 31, 2022	31.57	0.24	(6.88)	(6.64)	(0.73)
Year Ended October 31, 2021	22.10	0.47 (h)	9.33	9.80	(0.33)
Class L
Six Months Ended April 30, 2026 (Unaudited)	41.22	0.37	3.92	4.29	(1.52)
Year Ended October 31, 2025	33.88	0.96 (f)	7.63	8.59	(1.25)
Year Ended October 31, 2024	27.71	0.73	6.43	7.16	(0.99)
Year Ended October 31, 2023	24.54	0.75 (g)	2.64	3.39	(0.22)
Year Ended October 31, 2022	31.99	0.52	(7.22)	(6.70)	(0.75)
Year Ended October 31, 2021	22.38	0.54 (h)	9.44	9.98	(0.37)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	40.88	0.39	3.89	4.28	(1.57)
Year Ended October 31, 2025	33.62	0.98 (f)	7.56	8.54	(1.28)
Year Ended October 31, 2024	27.52	0.74	6.40	7.14	(1.04)
Year Ended October 31, 2023	24.44	0.66 (g)	2.75	3.41	(0.33)
Year Ended October 31, 2022	31.86	0.49	(7.13)	(6.64)	(0.78)
Year Ended October 31, 2021	22.29	0.55 (h)	9.41	9.96	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax reclaims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.67, $0.43, $0.80, $0.86 and $0.88 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.90%, 1.33%, 2.18%, 2.32% and 2.45% for Class A, Class C, Class I, Class L and Class R6, respectively.

(g)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.47, $0.31, $0.56, $0.73 and $0.64 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.69%, 1.28%, 1.98%, 2.54% and 2.24% for Class A, Class C, Class I, Class L and Class R6, respectively.

(h)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.38, $0.20, $0.45, $0.52 and $0.53 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.29%, 0.78%, 1.44%, 1.70% and 1.75% for Class A, Class C, Class I, Class L and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan International Equity Funds	April 30, 2026

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$42.20	10.40%	$125,167	0.99%	1.43%	1.25%	49%
39.56	26.13	113,516	1.24	2.18 (f)	1.25	102
32.56	25.78	79,387	1.24	1.89	1.29	95
26.68	13.44	68,564	1.24	1.76 (g)	1.26	102
23.70	(21.70)	64,573	1.25	1.37	1.28	75
30.91	44.30	88,315	1.24	1.37 (h)	1.26	92

37.14	10.12	5,327	1.40	1.15	1.67	49
35.00	25.51	3,177	1.73	1.61 (f)	1.80	102
28.86	25.16	1,233	1.74	1.24	1.85	95
23.50	12.89	2,224	1.74	1.35 (g)	1.79	102
20.85	(22.09)	5,096	1.75	0.82	1.78	75
27.25	43.56	11,313	1.74	0.86 (h)	1.77	92

43.21	10.55	231,042	0.73	1.71	0.98	49
40.51	26.44	199,904	0.98	2.46 (f)	0.99	102
33.32	26.09	118,987	0.99	2.14	1.02	95
27.28	13.74	98,625	0.99	2.05 (g)	1.00	102
24.20	(21.48)	83,608	0.98	0.81	1.00	75
31.57	44.61	443,053	0.98	1.52 (h)	0.99	92

43.99	10.61	9,145	0.66	1.72	0.86	49
41.22	26.61	11,066	0.84	2.60 (f)	0.85	102
33.88	26.25	8,051	0.88	2.23	0.88	95
27.71	13.86	7,155	0.84	2.61 (g)	0.85	102
24.54	(21.39)	15,568	0.85	1.87	0.86	75
31.99	44.88	86,054	0.84	1.78 (h)	0.85	92

43.59	10.69	337,265	0.56	1.86	0.75	49
40.88	26.73	317,056	0.73	2.73 (f)	0.74	102
33.62	26.39	311,605	0.76	2.29	0.77	95
27.52	14.00	322,107	0.74	2.31 (g)	0.75	102
24.44	(21.31)	370,736	0.75	1.81	0.76	75
31.86	45.01	445,783	0.74	1.83 (h)	0.75	92

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$22.61	$0.25 (f)	$1.28	$1.53	$(0.58)	$(0.80)	$(1.38)
Year Ended October 31, 2025	19.38	0.37 (g)	3.38	3.75	(0.52)	—	(0.52)
Year Ended October 31, 2024	16.54	0.34	2.87	3.21	(0.37)	—	(0.37)
Year Ended October 31, 2023	14.75	0.33 (h)	1.85	2.18	(0.39)	—	(0.39)
Year Ended October 31, 2022	21.63	0.31	(5.83)	(5.52)	(0.37)	(0.99)	(1.36)
Year Ended October 31, 2021	16.47	0.30 (i)	5.04	5.34	(0.18)	—	(0.18)
Class C
Six Months Ended April 30, 2026 (Unaudited)	21.26	0.19 (f)	1.19	1.38	(0.53)	(0.80)	(1.33)
Year Ended October 31, 2025	18.22	0.24 (g)	3.20	3.44	(0.40)	—	(0.40)
Year Ended October 31, 2024	15.54	0.23	2.71	2.94	(0.26)	—	(0.26)
Year Ended October 31, 2023	13.87	0.24 (h)	1.73	1.97	(0.30)	—	(0.30)
Year Ended October 31, 2022	20.41	0.20	(5.48)	(5.28)	(0.27)	(0.99)	(1.26)
Year Ended October 31, 2021	15.53	0.18 (i)	4.77	4.95	(0.07)	—	(0.07)
Class I
Six Months Ended April 30, 2026 (Unaudited)	23.07	0.27 (f)	1.31	1.58	(0.60)	(0.80)	(1.40)
Year Ended October 31, 2025	19.76	0.42 (g)	3.46	3.88	(0.57)	—	(0.57)
Year Ended October 31, 2024	16.86	0.39	2.93	3.32	(0.42)	—	(0.42)
Year Ended October 31, 2023	15.04	0.38 (h)	1.88	2.26	(0.44)	—	(0.44)
Year Ended October 31, 2022	22.02	0.38	(5.95)	(5.57)	(0.42)	(0.99)	(1.41)
Year Ended October 31, 2021	16.76	0.36 (i)	5.13	5.49	(0.23)	—	(0.23)
Class R2
Six Months Ended April 30, 2026 (Unaudited)	22.64	0.22 (f)	1.28	1.50	(0.51)	(0.80)	(1.31)
Year Ended October 31, 2025	19.40	0.32 (g)	3.38	3.70	(0.46)	—	(0.46)
Year Ended October 31, 2024	16.28	0.29	2.85	3.14	(0.02)	—	(0.02)
Year Ended October 31, 2023	14.53	0.38 (h)	1.71	2.09	(0.34)	—	(0.34)
Year Ended October 31, 2022	21.31	0.25	(5.74)	(5.49)	(0.30)	(0.99)	(1.29)
Year Ended October 31, 2021	16.31	0.23 (i)	4.99	5.22	(0.22)	—	(0.22)
Class R5
Six Months Ended April 30, 2026 (Unaudited)	23.23	0.26 (f)	1.35	1.61	(0.62)	(0.80)	(1.42)
Year Ended October 31, 2025	19.89	0.45 (g)	3.48	3.93	(0.59)	—	(0.59)
Year Ended October 31, 2024	16.96	0.42	2.94	3.36	(0.43)	—	(0.43)
Year Ended October 31, 2023	15.13	0.38 (h)	1.91	2.29	(0.46)	—	(0.46)
Year Ended October 31, 2022	22.14	0.38	(5.96)	(5.58)	(0.44)	(0.99)	(1.43)
Year Ended October 31, 2021	16.85	0.39 (i)	5.15	5.54	(0.25)	—	(0.25)
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$22.76	7.20%	$524,686	0.95%	2.28%(f)	1.11%	30%
22.61	20.00	498,099	0.95	1.79 (g)	1.11	44
19.38	19.61	416,325	0.95	1.75	1.11	39
16.54	14.88	351,211	0.95	1.91 (h)	1.11	45
14.75	(27.15)	304,284	0.95	1.76	1.11	31
21.63	32.56	433,033	0.95	1.47 (i)	1.11	35

21.31	6.91	9,866	1.45	1.83 (f)	1.62	30
21.26	19.42	8,356	1.45	1.24 (g)	1.63	44
18.22	19.04	4,084	1.45	1.25	1.63	39
15.54	14.24	4,792	1.45	1.45 (h)	1.63	45
13.87	(27.51)	6,191	1.45	1.23	1.64	31
20.41	31.94	10,899	1.45	0.91 (i)	1.62	35

23.25	7.31	549,891	0.70	2.37 (f)	0.85	30
23.07	20.32	746,644	0.70	1.99 (g)	0.86	44
19.76	19.89	759,786	0.70	1.99	0.86	39
16.86	15.09	735,195	0.70	2.14 (h)	0.86	45
15.04	(26.95)	513,812	0.70	2.16	0.86	31
22.02	32.94	584,191	0.70	1.71 (i)	0.86	35

22.83	7.04	4,077	1.25	1.99 (f)	1.37	30
22.64	19.62	3,627	1.25	1.54 (g)	1.36	44
19.40	19.30	3,371	1.25	1.49	1.62	39
16.28	14.46	2,888	1.25	2.26 (h)	1.51	45
14.53	(27.36)	16,764	1.25	1.46	1.46	31
21.31	32.18	24,598	1.25	1.13 (i)	1.47	35

23.42	7.37	2,443	0.60	2.32 (f)	0.71	30
23.23	20.46	5,329	0.60	2.15 (g)	0.71	44
19.89	20.02	6,102	0.60	2.11	0.71	39
16.96	15.20	6,539	0.60	2.13 (h)	0.71	45
15.13	(26.88)	8,328	0.60	2.13	0.71	31
22.14	33.04	10,463	0.60	1.85 (i)	0.71	35
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund (continued)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	$23.17	$0.30 (f)	$1.31	$1.61	$(0.67)	$(0.80)	$(1.47)
Year Ended October 31, 2025	19.85	0.47 (g)	3.46	3.93	(0.61)	—	(0.61)
Year Ended October 31, 2024	16.93	0.43	2.94	3.37	(0.45)	—	(0.45)
Year Ended October 31, 2023	15.10	0.41 (h)	1.89	2.30	(0.47)	—	(0.47)
Year Ended October 31, 2022	22.10	0.39	(5.94)	(5.55)	(0.46)	(0.99)	(1.45)
Year Ended October 31, 2021	16.81	0.42 (i)	5.13	5.55	(0.26)	—	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.22, $0.16, $0.24, $0.19, $0.23 and $0.27 for Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 2.16%, 1.71%, 2.25%, 1.87%, 2.20% and 2.55% for Class A, Class C, Class I, Class L, Class R2, Class R5 and
Class R6, respectively.

(g)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.35, $0.22, $0.40, $0.30, $0.43 and $0.45 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.71%, 1.16%, 1.91%, 1.46%, 2.07% and 2.16% for Class A, Class C, Class I, Class R2, Class R5 and Class R6,
respectively.

(h)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.32, $0.23, $0.37, $0.37, $0.37 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.85%, 1.39%, 2.08%, 2.20%, 2.07% and 2.29% for Class A, Class C, Class I, Cass R2, Class R5 and Class R6,
respectively.

(i)
Reflects income from foreign withholding tax reclaims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$23.31	7.41%	$4,180,622	0.50%	2.67%(f)	0.60%	30%
23.17	20.54	4,161,925	0.50	2.24 (g)	0.61	44
19.85	20.14	3,097,141	0.50	2.18	0.60	39
16.93	15.35	2,845,622	0.50	2.35 (h)	0.60	45
15.10	(26.81)	2,961,811	0.50	2.22	0.61	31
22.10	33.20	3,782,533	0.50	1.98 (i)	0.60	35

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Focus Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$30.20	$0.31 (f)	$2.32	$2.63	$(0.71)	$(0.58)	$(1.29)
Year Ended October 31, 2025	25.35	0.36	5.19	5.55	(0.70)	—	(0.70)
Year Ended October 31, 2024	21.73	0.37	3.69	4.06	(0.44)	—	(0.44)
Year Ended October 31, 2023	19.58	0.38	2.50	2.88	(0.73)	—	(0.73)
Year Ended October 31, 2022	27.55	0.41	(7.95)	(7.54)	(0.43)	—	(0.43)
Year Ended October 31, 2021	22.07	0.35 (g)	5.32	5.67	(0.19)	—	(0.19)
Class C
Six Months Ended April 30, 2026 (Unaudited)	29.79	0.22 (f)	2.32	2.54	(0.54)	(0.58)	(1.12)
Year Ended October 31, 2025	24.98	0.22	5.13	5.35	(0.54)	—	(0.54)
Year Ended October 31, 2024	21.36	0.24	3.63	3.87	(0.25)	—	(0.25)
Year Ended October 31, 2023	19.23	0.27	2.45	2.72	(0.59)	—	(0.59)
Year Ended October 31, 2022	27.06	0.29	(7.83)	(7.54)	(0.29)	—	(0.29)
Year Ended October 31, 2021	21.68	0.20 (g)	5.24	5.44	(0.06)	—	(0.06)
Class I
Six Months Ended April 30, 2026 (Unaudited)	30.72	0.33 (f)	2.38	2.71	(0.77)	(0.58)	(1.35)
Year Ended October 31, 2025	25.77	0.43	5.28	5.71	(0.76)	—	(0.76)
Year Ended October 31, 2024	22.08	0.44	3.74	4.18	(0.49)	—	(0.49)
Year Ended October 31, 2023	19.88	0.44	2.54	2.98	(0.78)	—	(0.78)
Year Ended October 31, 2022	27.95	0.47	(8.06)	(7.59)	(0.48)	—	(0.48)
Year Ended October 31, 2021	22.39	0.42 (g)	5.39	5.81	(0.25)	—	(0.25)
Class R2
Six Months Ended April 30, 2026 (Unaudited)	29.83	0.24 (f)	2.33	2.57	(0.62)	(0.58)	(1.20)
Year Ended October 31, 2025	25.10	0.29	5.11	5.40	(0.67)	—	(0.67)
Year Ended October 31, 2024	21.53	0.29	3.66	3.95	(0.38)	—	(0.38)
Year Ended October 31, 2023	19.40	0.31	2.49	2.80	(0.67)	—	(0.67)
Year Ended October 31, 2022	27.25	0.34	(7.89)	(7.55)	(0.30)	—	(0.30)
Year Ended October 31, 2021	21.85	0.27 (g)	5.26	5.53	(0.13)	—	(0.13)
Class R5
Six Months Ended April 30, 2026 (Unaudited)	30.72	0.38 (f)	2.35	2.73	(0.80)	(0.58)	(1.38)
Year Ended October 31, 2025	25.78	0.46	5.27	5.73	(0.79)	—	(0.79)
Year Ended October 31, 2024	22.07	0.46	3.75	4.21	(0.50)	—	(0.50)
Year Ended October 31, 2023	19.89	0.52	2.48	3.00	(0.82)	—	(0.82)
Year Ended October 31, 2022	27.96	0.49	(8.06)	(7.57)	(0.50)	—	(0.50)
Year Ended October 31, 2021	22.38	0.44 (g)	5.40	5.84	(0.26)	—	(0.26)
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$31.54	9.12%	$468,818	1.00%	2.09%(f)	1.23%	29%
30.20	22.58	432,931	1.00	1.34	1.23	55
25.35	18.81	364,538	1.00	1.47	1.22	45
21.73	14.82	300,017	1.00	1.69	1.21	36
19.58	(27.75)	237,262	1.00	1.75	1.24	30
27.55	25.74	337,503	1.00	1.31 (g)	1.21	32

31.21	8.86	7,647	1.50	1.47 (f)	1.77	29
29.79	21.97	8,608	1.50	0.84	1.77	55
24.98	18.22	9,848	1.50	0.96	1.76	45
21.36	14.24	12,146	1.50	1.22	1.74	36
19.23	(28.13)	14,034	1.50	1.26	1.76	30
27.06	25.11	24,272	1.50	0.77 (g)	1.72	32

32.08	9.26	493,647	0.75	2.19 (f)	0.97	29
30.72	22.90	540,777	0.75	1.58	0.97	55
25.77	19.09	586,039	0.75	1.73	0.97	45
22.08	15.12	540,456	0.75	1.93	0.97	36
19.88	(27.56)	433,591	0.75	1.99	0.99	30
27.95	26.04	832,039	0.75	1.54 (g)	0.96	32

31.20	8.98	5,540	1.30	1.62 (f)	1.49	29
29.83	22.19	6,321	1.30	1.10	1.50	55
25.10	18.46	2,988	1.30	1.14	1.54	45
21.53	14.50	1,311	1.30	1.39	1.51	36
19.40	(27.97)	1,477	1.30	1.46	1.53	30
27.25	25.35	2,078	1.30	1.00 (g)	1.48	32

32.07	9.34	1,996	0.65	2.46 (f)	0.90	29
30.72	22.99	1,762	0.65	1.70	0.92	55
25.78	19.24	1,749	0.65	1.80	0.91	45
22.07	15.21	1,837	0.65	2.28	0.88	36
19.89	(27.51)	1,961	0.65	2.06	0.91	30
27.96	26.19	3,172	0.65	1.61 (g)	0.87	32
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Focus Fund (continued)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	$30.74	$0.37 (f)	$2.37	$2.74	$(0.83)	$(0.58)	$(1.41)
Year Ended October 31, 2025	25.80	0.49	5.26	5.75	(0.81)	—	(0.81)
Year Ended October 31, 2024	22.10	0.49	3.74	4.23	(0.53)	—	(0.53)
Year Ended October 31, 2023	19.90	0.49	2.54	3.03	(0.83)	—	(0.83)
Year Ended October 31, 2022	27.98	0.39	(7.94)	(7.55)	(0.53)	—	(0.53)
Year Ended October 31, 2021	22.40	0.46 (g)	5.40	5.86	(0.28)	—	(0.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.28, $0.19, $0.30, $0.21, $0.35 and $0.34 for Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.99%, 1.37%, 2.09%, 1.52%, 2.36% and 2.35% for Class A, Class C, Class I, Class L, Class R2, Class R5 and
Class R6, respectively.

(g)
Reflects income from foreign withholding tax reclaims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$32.07	9.37%	$618,391	0.55%	2.45%(f)	0.73%	29%
30.74	23.11	632,775	0.55	1.79	0.72	55
25.80	19.34	548,793	0.55	1.91	0.72	45
22.10	15.38	489,620	0.55	2.12	0.71	36
19.90	(27.44)	406,456	0.55	1.55	0.72	30
27.98	26.28	2,721,224	0.55	1.68 (g)	0.71	32

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Developed International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund	Class I and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund	Class A, Class C, Class I, Class L and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Focus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Developed International Value Fund (“Developed International Value Fund”), JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”) and JPMorgan International Focus Fund (“International Focus Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.
Class L Shares of Developed International Value Fund, Emerging Markets Equity Fund and Europe Dynamic Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of Developed International Value Fund, Emerging Markets Equity Fund and Europe Dynamic Fund unless they meet certain requirements as described in the Funds' prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), acts as Adviser (the "Adviser") and Administrator (the "Administrator") to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

62	J.P. Morgan International Equity Funds	April 30, 2026

Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Developed International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$166,612	$—	$166,612
Austria	11,815	45,029	—	56,844
Belgium	—	32,118	—	32,118
China	—	18,894	—	18,894
Denmark	10,401	30,824	—	41,225
Finland	—	21,742	—	21,742
France	1,052	286,187	—	287,239

April 30, 2026	J.P. Morgan International Equity Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Developed International Value Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia	$3,674	$—	$—	$3,674
Germany	13,139	271,308	—	284,447
Guatemala	12,357	—	—	12,357
Hong Kong	17,677	78,805	—	96,482
Indonesia	—	7,054	—	7,054
Ireland	32,106	21,753	—	53,859
Israel	—	3,267	—	3,267
Italy	—	164,082	—	164,082
Ivory Coast	—	4,020	—	4,020
Japan	—	744,898	—	744,898
Luxembourg	—	14,431	—	14,431
Netherlands	24,368	112,042	—	136,410
Norway	46,794	29,993	—	76,787
Peru	—	5,330	—	5,330
Portugal	—	16,384	—	16,384
Singapore	—	20,960	—	20,960
South Africa	—	16,166	—	16,166
Spain	10,313	164,948	—	175,261
Sweden	40,576	72,545	—	113,121
Switzerland	—	119,632	—	119,632
United Kingdom	76,603	357,830	—	434,433
United States	—	314,609	—	314,609
Total Common Stocks	300,875	3,141,463	—	3,442,338
Short-Term Investments
Investment Companies	82,957	—	—	82,957
Investment of Cash Collateral from Securities Loaned	24,080	—	—	24,080
Total Short-Term Investments	107,037	—	—	107,037
Total Investments in Securities	$407,912	$3,141,463	$—	$3,549,375

Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$254,867	$—	$—	$254,867
Brazil	1,088,484	—	—	1,088,484
China	584,443	1,501,680	—	2,086,123
Greece	—	32,317	—	32,317
Guatemala	124,765	—	—	124,765
Hong Kong	—	305,189	—	305,189
Hungary	—	91,698	—	91,698
India	68,345	952,755	—	1,021,100
Indonesia	—	62,188	—	62,188
Mexico	180,551	—	—	180,551
Panama	59,644	—	—	59,644
Peru	108,083	—	—	108,083
Portugal	53,018	—	—	53,018

64	J.P. Morgan International Equity Funds	April 30, 2026

Emerging Markets Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Saudi Arabia	$—	$51,450	$—	$51,450
Singapore	99,833	—	—	99,833
South Africa	103,583	—	—	103,583
South Korea	339,796	1,604,747	—	1,944,543
Spain	—	186,903	—	186,903
Taiwan	395,383	2,096,196	—	2,491,579
Turkey	—	273,919	—	273,919
United Arab Emirates	—	190,465	—	190,465
United States	109,517	—	—	109,517
Total Common Stocks	3,570,312	7,349,507	—	10,919,819
Short-Term Investments
Investment Companies	20,785	—	—	20,785
Investment of Cash Collateral from Securities Loaned	180,631	—	—	180,631
Total Short-Term Investments	201,416	—	—	201,416
Total Investments in Securities	$3,771,728	$7,349,507	$—	$11,121,235

Emerging Markets Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$6,512	$—	$6,512
Brazil	117,617	—	—	117,617
Chile	3,046	—	—	3,046
China	33,848	473,118	—	506,966
Colombia	4,151	—	—	4,151
Greece	4,373	17,955	—	22,328
Guatemala	2,955	—	—	2,955
Hong Kong	—	3,505	—	3,505
Hungary	1,950	11,141	—	13,091
India	15,758	227,011	2,084	244,853
Indonesia	2,524	15,427	—	17,951
Kazakhstan	1,197	—	—	1,197
Kuwait	1,361	—	—	1,361
Malaysia	—	12,497	—	12,497
Mexico	46,389	—	—	46,389
Panama	1,656	—	—	1,656
Peru	9,261	—	—	9,261
Philippines	—	1,828	—	1,828
Poland	—	10,288	—	10,288
Qatar	8,197	—	—	8,197
Russia	—	—	— (a)	— (a)
Saudi Arabia	9,860	33,336	—	43,196
Singapore	436	—	—	436
South Africa	17,130	50,839	—	67,969
South Korea	18,274	375,330	—	393,604
Taiwan	3,846	535,395	—	539,241

April 30, 2026	J.P. Morgan International Equity Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Emerging Markets Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Thailand	$3,123	$20,980	$—	$24,103
Turkey	—	5,051	—	5,051
United Arab Emirates	7,629	8,073	—	15,702
United States	1,940	—	—	1,940
Total Common Stocks	316,521	1,808,286	2,084	2,126,891
Short-Term Investments
Investment Companies	53,552	—	—	53,552
Investment of Cash Collateral from Securities Loaned	19,056	—	—	19,056
Total Short-Term Investments	72,608	—	—	72,608
Total Investments in Securities	$389,129	$1,808,286	$2,084	$2,199,499
Appreciation in Other Financial Instruments
Futures Contracts	$743	$—	$—	$743

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the six months ended April 30, 2026.
Europe Dynamic Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$14,271	$—	$14,271
Austria	—	5,203	—	5,203
Belgium	—	8,721	—	8,721
Denmark	14,812	5,635	—	20,447
France	—	105,994	—	105,994
Germany	—	92,490	—	92,490
Italy	—	37,760	—	37,760
Netherlands	15,424	85,106	—	100,530
Norway	—	6,833	—	6,833
Spain	—	28,857	—	28,857
Sweden	12,177	—	—	12,177
Switzerland	—	58,002	—	58,002
United Kingdom	13,020	111,897	—	124,917
United States	—	39,869	—	39,869
Total Common Stocks	55,433	600,638	—	656,071
Short-Term Investments
Investment Companies	31,872	—	—	31,872
Investment of Cash Collateral from Securities Loaned	23,457	—	—	23,457
Total Short-Term Investments	55,329	—	—	55,329
Total Investments in Securities	$110,762	$600,638	$—	$711,400
Appreciation in Other Financial Instruments
Futures Contracts	$456	$—	$—	$456

66	J.P. Morgan International Equity Funds	April 30, 2026

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$286,273	$—	$286,273
Austria	—	44,459	—	44,459
Belgium	—	79,049	—	79,049
Denmark	—	37,288	—	37,288
Finland	—	78,160	—	78,160
France	—	527,096	—	527,096
Germany	—	523,800	—	523,800
Greece	—	51,897	—	51,897
Hong Kong	—	127,165	—	127,165
Ireland	—	33,468	—	33,468
Italy	40,345	97,225	—	137,570
Japan	44,192	1,100,331	—	1,144,523
Netherlands	40,494	232,301	—	272,795
Singapore	26,105	103,194	—	129,299
Spain	—	204,167	—	204,167
Sweden	—	181,616	—	181,616
Switzerland	—	189,081	—	189,081
Taiwan	54,846	—	—	54,846
United Kingdom	42,676	651,193	—	693,869
United States	—	356,064	—	356,064
Total Common Stocks	248,658	4,903,827	—	5,152,485
Short-Term Investments
Investment Companies	114,621	—	—	114,621
Investment of Cash Collateral from Securities Loaned	45,570	—	—	45,570
Total Short-Term Investments	160,191	—	—	160,191
Total Investments in Securities	$408,849	$4,903,827	$—	$5,312,676

International Focus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$57,024	$—	$57,024
Belgium	—	38,819	—	38,819
Brazil	36,045	—	—	36,045
Canada	68,167	—	—	68,167
China	—	117,565	—	117,565
Denmark	—	15,126	—	15,126
France	—	149,892	—	149,892
Germany	—	135,647	—	135,647
Greece	—	17,024	—	17,024
Hong Kong	—	23,341	—	23,341
India	25,703	16,361	—	42,064
Italy	—	24,135	—	24,135
Japan	—	208,975	—	208,975

April 30, 2026	J.P. Morgan International Equity Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
International Focus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$—	$43,434	$—	$43,434
Saudi Arabia	—	18,179	—	18,179
Singapore	—	36,765	—	36,765
South Korea	25,307	77,869	—	103,176
Sweden	—	43,363	—	43,363
Switzerland	—	32,720	—	32,720
Taiwan	55,418	73,104	—	128,522
United Kingdom	23,857	87,548	—	111,405
United States	—	121,680	—	121,680
Total Common Stocks	234,497	1,338,571	—	1,573,068
Short-Term Investments
Investment Companies	9,637	—	—	9,637
Investment of Cash Collateral from Securities Loaned	17,508	—	—	17,508
Total Short-Term Investments	27,145	—	—	27,145
Total Investments in Securities	$261,642	$1,338,571	$—	$1,600,213
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

68	J.P. Morgan International Equity Funds	April 30, 2026

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Developed International Value Fund	$23,288	$(23,288)	$—
Emerging Markets Equity Fund	177,380	(177,380)	—
Emerging Markets Research Enhanced Equity Fund	18,317	(18,317)	—
Europe Dynamic Fund	22,521	(22,521)	—
International Equity Fund	43,888	(43,888)	—
International Focus Fund	17,046	(17,046)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Developed International Value Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$68,350	$912,997	$898,374	$(30)	$14	$82,957	82,940	$2,698	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	9,405	163,555	148,880	—	—	24,080	24,080	364 *	—
Total	$77,755	$1,076,552	$1,047,254	$(30)	$14	$107,037		$3,062	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Equity Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$—	$959,488	$938,697	$(7)	$1	$20,785	20,781	$649	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	70,284	727,231	616,884	—	—	180,631	180,631	1,898 *	—
Total	$70,284	$1,686,719	$1,555,581	$(7)	$1	$201,416		$2,547	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

April 30, 2026	J.P. Morgan International Equity Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Research Enhanced Equity Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$—	$295,260	$241,710	$2	$—	$53,552	53,541	$188	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	14,532	50,082	45,558	—	—	19,056	19,056	285 *	—
Total	$14,532	$345,342	$287,268	$2	$—	$72,608		$473	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Europe Dynamic Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$14,862	$162,327	$145,310	$(7)	$— (c)	$31,872	31,866	$461	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	4,966	76,738	58,247	—	—	23,457	23,457	190 *	—
Total	$19,828	$239,065	$203,557	$(7)	$— (c)	$55,329		$651	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$141,338	$955,595	$982,302	$(30)	$20	$114,621	114,598	$1,274	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	36,487	347,093	338,010	—	—	45,570	45,570	613 *	—
Total	$177,825	$1,302,688	$1,320,312	$(30)	$20	$160,191		$1,887	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

70	J.P. Morgan International Equity Funds	April 30, 2026

International Focus Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$18,464	$211,479	$220,304	$(4)	$2	$9,637	9,635	$267	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	2,292	117,705	102,489	—	—	17,508	17,508	207 *	—
Total	$20,756	$329,184	$322,793	$(4)	$2	$27,145		$474	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— Developed International Value Fund, Emerging Markets Research Enhanced Equity Fund, Europe Dynamic Fund and International Equity Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

April 30, 2026	J.P. Morgan International Equity Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the six months ended April 30, 2026 (amounts in thousands, except for number of contracts):
	Developed International Value Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund
Futures Contracts:
Average Notional Balance Long	$57,842	$13,381	$21,254	$41,393
Average Notional Balance Short	—	—	(444)	—
Ending Notional Balance Long	—	51,902	42,007	—
The Funds' derivatives contracts held at April 30, 2026 are not accounted for as hedging instruments under GAAP.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended April 30, 2026, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Developed International Value Fund
Transfer agency fees	$10	$1	$18	$1	$— (a)	n/a	n/a	$— (a)	$7	$37
Emerging Markets Equity Fund
Transfer agency fees	13	2	17	8	— (a)	$— (a)	$— (a)	1	45	86
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a	6	n/a	n/a	n/a	n/a	n/a	6	12
Europe Dynamic Fund
Transfer agency fees	8	1	3	— (a)	n/a	n/a	n/a	n/a	1	13
International Equity Fund
Transfer agency fees	14	1	2	n/a	— (a)	n/a	n/a	— (a)	19	36
International Focus Fund
Transfer agency fees	8	2	3	n/a	— (a)	n/a	n/a	1	6	20

(a)	Amount rounds to less than one thousand.

72	J.P. Morgan International Equity Funds	April 30, 2026

I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court rulings in certain European countries, the tax authorities of each of these countries, recently paid Developed International Value Fund (France), International Equity Fund (France) and International Focus Fund (Finland and France) tax reclaims for prior tax withholding. These tax reclaim payments, including any related interest income, are included in Foreign withholding tax reclaims on the Statements of Operations.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Developed International Value Fund	0.55%
Emerging Markets Equity Fund	0.68
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.60
International Equity Fund	0.50
International Focus Fund	0.60
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended April 30, 2026, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.

April 30, 2026	J.P. Morgan International Equity Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that the following Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Developed International Value Fund	0.25%	0.75%	0.50%	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Focus Fund	0.25	0.75	0.50	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Developed International Value Fund	$53	$—
Emerging Markets Equity Fund	17	—
Europe Dynamic Fund	3	—
International Equity Fund	24	— (a)
International Focus Fund	19	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Developed International Value Fund	0.25%	0.25%	0.25%	0.10%	0.25%	n/a	n/a	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10	0.25	0.25%	0.25%	0.10
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
Europe Dynamic Fund	0.25	0.25	0.25	0.10	n/a	n/a	n/a	n/a
International Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Focus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

74	J.P. Morgan International Equity Funds	April 30, 2026

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Developed International Value Fund	1.00%	1.50%	0.75%	1.30%	n/a	n/a	0.65%	0.55%
Emerging Markets Equity Fund (1)	1.19	1.69	0.94	1.49	1.24%	0.99%	0.84	0.74
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.45	n/a	n/a	n/a	n/a	0.35
Europe Dynamic Fund (2)	1.00	1.50	0.75	n/a	n/a	n/a	n/a	0.55
International Equity Fund	0.95	1.45	0.70	1.25	n/a	n/a	0.60	0.50
International Focus Fund	1.00	1.50	0.75	1.30	n/a	n/a	0.65	0.55

(1)
Prior to November 1, 2025, the contractual expense limitations were 1.24%, 1.74%, 0.99%, 1.54%, 1.29%, 1.04%, 0.89% and 0.79% for Class A,
Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

(2)	Prior to November 1, 2025, the contractual expense limitations were 1.24%, 1.74%, 0.99% and 0.00% for Class A, Class C, Class I and Class R6 Shares, respectively.
Except as noted above, the expense limitation agreements were in effect for the six months ended April 30, 2026 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2027.
For the six months ended April 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Developed International Value Fund	$933	$622	$526	$2,081	$7
Emerging Markets Equity Fund	1,977	1,319	569	3,865	45
Emerging Markets Research Enhanced Equity Fund	396	264	254	914	—
Europe Dynamic Fund	390	252	97	739	1
International Equity Fund	1,568	1,046	290	2,904	13
International Focus Fund	828	552	246	1,626	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended April 30, 2026 were as follows:

Developed International Value Fund	$118
Emerging Markets Equity Fund	45
Emerging Markets Research Enhanced Equity Fund	7
Europe Dynamic Fund	23
International Equity Fund	80
International Focus Fund	16

April 30, 2026	J.P. Morgan International Equity Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended April 30, 2026, Emerging Markets Equity Fund and Europe Dynamic Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Developed International Value Fund	$1,833,933	$602,596
Emerging Markets Equity Fund	1,621,453	2,058,669
Emerging Markets Research Enhanced Equity Fund	453,039	702,645
Europe Dynamic Fund	323,025	355,396
International Equity Fund	1,521,878	1,951,359
International Focus Fund	464,541	623,957
During the six months ended April 30, 2026, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed International Value Fund	$2,921,988	$662,030	$34,643	$627,387
Emerging Markets Equity Fund	6,308,925	5,083,757	271,447	4,812,310
Emerging Markets Research Enhanced Equity Fund	1,343,439	942,018	85,215	856,803
Europe Dynamic Fund	561,038	160,233	9,415	150,818
International Equity Fund	3,685,679	1,731,162	104,165	1,626,997
International Focus Fund	1,162,367	465,364	27,518	437,846
At October 31, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Developed International Value Fund	$32,811	$—
Emerging Markets Research Enhanced Equity Fund	136,365	139,573
Europe Dynamic Fund	13,176	—

76	J.P. Morgan International Equity Funds	April 30, 2026

During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Developed International Value Fund	$27,776	$13,662
Emerging Markets Equity Fund	357,835	373,096
Emerging Markets Research Enhanced Equity Fund	7,667	78,796
Europe Dynamic Fund	72,584	—
International Equity Fund	25,309	82,363
International Focus Fund	110,706	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The following Funds had borrowings outstanding from another fund at April 30, 2026:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Equity Fund	$18,263	4.47%	18	$41
Emerging Markets Research Enhanced Equity Fund	40,517	4.43	27	135
International Equity Fund	43,868	4.41	10	55
International Focus Fund	28,046	4.38	4	14
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

April 30, 2026	J.P. Morgan International Equity Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
As of April 30, 2026, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Developed International Value Fund	—	— %	4	71.2%
Emerging Markets Equity Fund	—	—	3	56.5
Europe Dynamic Fund	3	43.3	1	17.3
International Equity Fund	—	—	2	41.1
International Focus Fund	1	12.4	2	53.9
As of April 30, 2026, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Research Enhanced Equity Fund	20.2%	21.9%	35.8%
Europe Dynamic Fund	45.0	—	—
International Equity Fund	—	24.2	—
International Focus Fund	17.1	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2026, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Developed International Value Fund	Emerging Markets Equity Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund	International Focus Fund
China	— %	19.1%	23.3%	— %	— %	— %
France	—	—	—	15.4	10.0	—
Germany	—	—	—	13.4	—	—
India	—	—	11.2	—	—	—
Japan	21.1	—	—	—	21.7	13.2
Netherlands	—	—	—	14.6	—	—
South Korea	—	17.8	18.1	—	—	—
Taiwan	—	22.8	24.7	—	—	—
United Kingdom	12.3	—	—	18.2	13.2	—
As of April 30, 2026, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

78	J.P. Morgan International Equity Funds	April 30, 2026

The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund each invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

April 30, 2026	J.P. Morgan International Equity Funds	79

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. April 2026.
SAN-INTEQ-426

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Semi-Annual Financial Statements
J.P. Morgan Funds
April 30, 2026 (Unaudited)
JPMorgan Global Allocation Fund
JPMorgan Income Builder Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 51.4%
Australia — 0.9%
ANZ Group Holdings Ltd.	36	969
APA Group	16	119
Aristocrat Leisure Ltd.	7	230
ASX Ltd.	2	103
BHP Group Ltd.	61	2,432
Brambles Ltd.	16	268
CAR Group Ltd.	5	84
Cochlear Ltd.	1	54
Coles Group Ltd.	16	259
Commonwealth Bank of Australia	20	2,550
Computershare Ltd.	6	138
CSL Ltd.	6	530
Evolution Mining Ltd.	25	217
Fortescue Ltd.	21	295
Glencore plc	121	938
Goodman Group, REIT	25	536
Insurance Australia Group Ltd.	29	156
Lottery Corp. Ltd. (The)	27	108
Lynas Rare Earths Ltd. * (a)	11	155
Macquarie Group Ltd.	4	753
Medibank Pvt Ltd.	33	113
National Australia Bank Ltd.	37	1,073
Northern Star Resources Ltd.	16	252
Origin Energy Ltd.	21	182
Pro Medicus Ltd.	1	68
Qantas Airways Ltd.	9	55
QBE Insurance Group Ltd.	18	295
REA Group Ltd. (a)	1	79
Rio Tinto Ltd.	5	550
Rio Tinto plc	73	7,346
Santos Ltd.	39	226
Scentre Group, REIT	63	170
SGH Ltd.	2	70
Sigma Healthcare Ltd.	63	127
Sonic Healthcare Ltd.	6	81
South32 Ltd.	54	161
Stockland, REIT	29	86
Suncorp Group Ltd.	13	163
Telstra Group Ltd.	48	183
Transurban Group	38	382
Vicinity Ltd., REIT	47	86
Washington H Soul Pattinson & Co. Ltd. (a)	4	126
Wesfarmers Ltd.	14	730
Westpac Banking Corp.	41	1,158
INVESTMENTS	SHARES (000)	VALUE ($000)

Australia — continued
WiseTech Global Ltd. (a)	2	77
Woodside Energy Group Ltd.	23	550
Woolworths Group Ltd.	15	367
		25,650
Austria — 0.0% ^
BAWAG Group AG (b)	1	160
Erste Group Bank AG	4	411
OMV AG	2	126
Raiffeisen Bank International AG	1	87
Verbund AG	1	62
		846
Belgium — 0.1%
Ageas SA	2	141
Anheuser-Busch InBev SA (a)	12	904
D'ieteren Group (a)	—	54
Elia Group SA/NV *	—	88
Financiere de Tubize SA *	—	55
Groupe Bruxelles Lambert NV	1	90
KBC Group NV	3	370
Lotus Bakeries NV (a)	—	60
Sofina SA	—	51
Syensqo SA (a)	1	58
UCB SA *	2	417
		2,288
Brazil — 0.7%
Axia Energia SA	134	1,687
Axia Energia SA (Preference) *	24	285
B3 SA - Brasil Bolsa Balcao	583	2,128
Banco do Brasil SA	184	825
Banco Santander Brasil SA	193	1,132
Itausa SA (Preference)	400	1,124
Localiza Rent a Car SA	130	1,216
MercadoLibre, Inc. *	1	1,031
Motiva Infraestrutura de Mobilidade SA	301	975
NU Holdings Ltd., Class A *	98	1,424
Petroleo Brasileiro SA (Preference)	438	4,364
Porto Seguro SA	69	700
Raia Drogasil SA	217	958
Telefonica Brasil SA	176	1,399
Wheaton Precious Metals Corp.	3	404
Yara International ASA	2	117
		19,769
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	1

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Canada — 0.0% ^
Shopify, Inc., Class A *	4	535
Chile — 0.0% ^
Antofagasta plc	5	231
China — 2.5%
Advanced Micro-Fabrication Equipment, Inc., Class A	21	1,189
Alibaba Group Holding Ltd.	411	6,774
ANTA Sports Products Ltd.	91	958
Baidu, Inc., Class A *	32	502
BOC Hong Kong Holdings Ltd.	45	259
BYD Co. Ltd., Class H	104	1,383
China Construction Bank Corp., Class H	2,831	3,196
China Hongqiao Group Ltd.	224	946
China International Capital Corp. Ltd., Class H (b)	392	1,022
China Merchants Bank Co. Ltd., Class A	275	1,541
China Minsheng Banking Corp. Ltd., Class H	1,478	675
China Shenhua Energy Co. Ltd., Class H	205	1,273
China Yangtze Power Co. Ltd., Class A	201	804
Chuangxin Industries Holdings Ltd.	143	416
Contemporary Amperex Technology Co. Ltd., Class A	42	2,723
ENN Energy Holdings Ltd.	92	717
Fuyao Glass Industry Group Co. Ltd., Class H (b)	127	963
H World Group Ltd.	281	1,451
Jason Furniture Hangzhou Co. Ltd., Class A	145	618
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	98	775
Kweichow Moutai Co. Ltd., Class A	5	1,055
Loncin Motor Co. Ltd., Class A	332	747
Midea Group Co. Ltd., Class A	76	905
Montage Technology Co. Ltd., Class A	28	717
Montage Technology Co. Ltd., Class H *	11	371
NetEase, Inc.	96	2,240
PetroChina Co. Ltd., Class H	1,538	2,372
Ping An Insurance Group Co. of China Ltd., Class H	465	3,776
Prosus NV (a)	16	766
Sieyuan Electric Co. Ltd., Class A	35	1,011
SITC International Holdings Co. Ltd.	16	67
Sungrow Power Supply Co. Ltd., Class A	34	692
Tencent Holdings Ltd.	200	12,122
Wharf Holdings Ltd. (The)	13	43
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
Wilmar International Ltd.	23	66
WUS Printed Circuit Kunshan Co. Ltd., Class A	64	976
WuXi AppTec Co. Ltd., Class A	87	1,405
XCMG Construction Machinery Co. Ltd., Class A	594	869
Xiaomi Corp., Class B * (b)	181	680
Yangzijiang Shipbuilding Holdings Ltd.	31	107
Yum China Holdings, Inc.	71	3,457
Yum China Holdings, Inc.	27	1,303
Zhongji Innolight Co. Ltd., Class A	7	884
Zijin Mining Group Co. Ltd., Class H	538	2,498
ZTO Express Cayman, Inc.	47	1,182
		68,496
Cyprus — 0.0% ^
Bank of Cyprus Holdings plc	68	742
Czech Republic — 0.0% ^
CSG NV * (a)	2	52
Denmark — 0.3%
Carlsberg A/S, Class B	1	154
Coloplast A/S, Class B (a)	2	94
Danske Bank A/S	8	416
Demant A/S * (a)	1	37
DSV A/S	3	608
Genmab A/S *	1	195
Novo Nordisk A/S, Class B	103	4,356
Novonesis Novozymes B	4	262
Orsted A/S * (b)	6	171
Pandora A/S	1	73
ROCKWOOL A/S, Class B	1	34
Tryg A/S	4	97
Vestas Wind Systems A/S	12	376
		6,873
Finland — 0.1%
Elisa OYJ	2	84
Fortum OYJ	6	137
Kesko OYJ, Class B (a)	3	81
Kone OYJ, Class B	4	262
Metso OYJ	8	139
Neste OYJ	5	177
Nokia OYJ	64	814
Nordea Bank Abp	38	703
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Finland — continued
Orion OYJ, Class B	1	107
Sampo OYJ, Class A	29	302
Stora Enso OYJ, Class R	7	78
UPM-Kymmene OYJ	6	191
Wartsila OYJ Abp	6	256
		3,331
France — 1.2%
Accor SA	2	112
Aeroports de Paris SA (a)	—	51
Air Liquide SA	7	1,508
Airbus SE	7	1,482
Alstom SA *	4	84
Amundi SA (b)	1	72
AXA SA	20	975
Ayvens SA (b)	4	58
BioMerieux	1	42
BNP Paribas SA	12	1,277
Bollore SE (a)	8	53
Bouygues SA	2	138
Bureau Veritas SA	4	126
Capgemini SE	2	225
Carrefour SA	7	142
Cie de Saint-Gobain SA	5	494
Cie Generale des Etablissements Michelin SCA (a)	8	286
Covivio SA, REIT	1	45
Credit Agricole SA	13	250
Danone SA	8	614
Dassault Aviation SA	—	83
Dassault Systemes SE	8	183
Eiffage SA	1	134
Engie SA	22	728
EssilorLuxottica SA	4	771
Gecina SA, REIT	1	47
Getlink SE (a)	4	82
Hermes International SCA	—	733
Ipsen SA	—	90
Kering SA	1	248
Klepierre SA, REIT	3	105
Legrand SA	3	569
L'Oreal SA	3	1,252
LVMH Moet Hennessy Louis Vuitton SE	9	4,917
Orange SA	23	469
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
Pernod Ricard SA	2	182
Publicis Groupe SA	3	259
Renault SA	2	82
Rexel SA	3	114
Safran SA	27	8,503
Sartorius Stedim Biotech	—	65
Societe Generale SA	8	672
Sodexo SA (a)	1	54
Thales SA	1	308
TotalEnergies SE	24	2,234
Unibail-Rodamco-Westfield, REIT	2	179
Veolia Environnement SA	8	323
Vinci SA	6	905
		32,325
Germany — 1.4%
adidas AG	2	358
Allianz SE (Registered)	5	2,102
BASF SE	11	693
Bayer AG (Registered)	12	533
Bayerische Motoren Werke AG	3	311
Bayerische Motoren Werke AG (Preference)	1	60
Beiersdorf AG	1	97
Brenntag SE	1	108
Commerzbank AG	9	367
Continental AG *	1	101
CTS Eventim AG & Co. KGaA	1	50
Daimler Truck Holding AG	5	280
Deutsche Bank AG (Registered)	22	682
Deutsche Boerse AG	23	6,959
Deutsche Lufthansa AG (Registered)	7	62
Deutsche Post AG	11	659
Deutsche Telekom AG (Registered)	44	1,438
Dr Ing hc F Porsche AG (Preference) (a) (b)	1	67
E.ON SE	27	602
Evonik Industries AG	3	64
Fresenius Medical Care AG	3	120
Fresenius SE & Co. KGaA	5	248
GEA Group AG	2	121
Hannover Rueck SE	1	221
Heidelberg Materials AG	2	357
Henkel AG & Co. KGaA	1	87
Henkel AG & Co. KGaA (Preference)	2	141
Hensoldt AG	1	69
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	3

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
HOCHTIEF AG	—	101
Infineon Technologies AG	16	1,063
Knorr-Bremse AG	1	102
LEG Immobilien SE	1	64
Mercedes-Benz Group AG	9	509
Merck KGaA	1	203
MTU Aero Engines AG	1	223
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	14	8,330
Nemetschek SE	1	51
Porsche Automobil Holding SE (Preference)	2	67
Rational AG	—	45
Rheinmetall AG	—	888
RWE AG	8	557
SAP SE	13	2,121
Sartorius AG (Preference)	—	81
Scout24 SE (b)	1	76
Siemens AG (Registered)	9	2,732
Siemens Energy AG	9	1,987
Siemens Healthineers AG (b)	4	168
Symrise AG	2	142
Talanx AG	1	102
Volkswagen AG (Preference)	2	253
Vonovia SE	9	249
Zalando SE * (a) (b)	3	67
		37,138
Greece — 0.1%
Piraeus Bank SA *	199	1,884
Guatemala — 0.1%
Millicom International Cellular SA	18	1,496
Hong Kong — 0.5%
AIA Group Ltd.	229	2,519
CK Asset Holdings Ltd.	23	147
CK Infrastructure Holdings Ltd.	8	63
CLP Holdings Ltd.	20	192
Futu Holdings Ltd., ADR	1	106
Henderson Land Development Co. Ltd.	18	71
HKT Trust & HKT Ltd.	46	75
Hong Kong & China Gas Co. Ltd.	135	125
Hong Kong Exchanges & Clearing Ltd.	121	6,466
Hongkong Land Holdings Ltd.	13	103
Link, REIT	32	160
MTR Corp. Ltd. (a)	19	81
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — continued
Power Assets Holdings Ltd.	17	140
Prudential plc	31	464
Sino Land Co. Ltd.	44	71
Sun Hung Kai Properties Ltd.	18	306
Swire Pacific Ltd., Class A	4	44
Techtronic Industries Co. Ltd.	82	1,189
WH Group Ltd. (b)	101	123
Wharf Real Estate Investment Co. Ltd.	20	63
		12,508
Hungary — 0.1%
OTP Bank Nyrt.	18	2,464
India — 1.0%
Axis Bank Ltd.	65	868
Axis Bank Ltd., GDR (b)	22	1,470
Bajaj Finance Ltd.	217	2,151
Blue Star Ltd.	33	621
CG Power & Industrial Solutions Ltd.	96	824
Coforge Ltd.	48	606
Dr Reddy's Laboratories Ltd., ADR	45	620
HDFC Bank Ltd., ADR	172	4,377
Hindalco Industries Ltd.	104	1,147
Indian Hotels Co. Ltd. (The)	104	701
Infosys Ltd., ADR (a)	81	1,015
Mahindra & Mahindra Ltd.	59	1,931
Max Financial Services Ltd. *	82	1,367
Max Healthcare Institute Ltd.	69	730
NTPC Ltd.	433	1,827
Reliance Industries Ltd., GDR (c)	58	3,494
SBI Life Insurance Co. Ltd. (b)	47	896
UltraTech Cement Ltd.	5	665
Varun Beverages Ltd.	214	1,164
		26,474
Indonesia — 0.1%
Bank Central Asia Tbk. PT	5,067	1,718
Jardine Matheson Holdings Ltd.	2	136
Telkom Indonesia Persero Tbk. PT	4,646	760
		2,614
Ireland — 0.1%
AerCap Holdings NV	16	2,248
AIB Group plc	26	298
Bank of Ireland Group plc	11	227
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ireland — continued
Kerry Group plc, Class A	2	165
Kingspan Group plc	2	171
		3,109
Israel — 0.1%
Azrieli Group Ltd.	1	82
Bank Hapoalim BM	15	406
Bank Leumi Le-Israel BM	18	454
Check Point Software Technologies Ltd. *	1	117
Elbit Systems Ltd.	—	280
ICL Group Ltd.	9	50
Israel Discount Bank Ltd., Class A	15	165
Mizrahi Tefahot Bank Ltd.	2	148
Nice Ltd. *	1	76
Nova Ltd. *	—	179
Phoenix Financial Ltd.	3	166
Teva Pharmaceutical Industries Ltd., ADR *	14	487
Tower Semiconductor Ltd. *	1	284
		2,894
Italy — 0.3%
Banca Mediolanum SpA	3	59
Banca Monte dei Paschi di Siena SpA (a)	24	255
Banco BPM SpA	14	200
BPER Banca SpA	19	279
Coca-Cola HBC AG	3	154
Davide Campari-Milano NV (a)	8	55
Enel SpA	98	1,149
Eni SpA	25	700
Ferrari NV	2	528
FinecoBank Banca Fineco SpA	7	184
Generali (a)	10	462
Intesa Sanpaolo SpA	169	1,145
Italgas SpA (a)	7	89
Leonardo SpA	5	306
Moncler SpA (a)	3	171
Poste Italiane SpA (a) (b)	6	147
Prysmian SpA	3	518
Recordati Industria Chimica e Farmaceutica SpA	1	81
Ryanair Holdings plc	10	267
Snam SpA	24	192
Telecom Italia SpA * (a)	139	110
Telecom Italia SpA *	73	67
Terna - Rete Elettrica Nazionale (a)	17	205
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
UniCredit SpA	17	1,311
Unipol Assicurazioni SpA	4	113
		8,747
Ivory Coast — 0.0% ^
Endeavour Mining plc	2	141
Japan — 2.9%
Advantest Corp.	9	1,736
Aeon Co. Ltd.	27	259
AGC, Inc.	2	86
Aisin Corp.	6	95
Ajinomoto Co., Inc.	11	354
ANA Holdings, Inc.	2	32
Asahi Group Holdings Ltd.	18	181
Asahi Kasei Corp.	16	154
Asics Corp.	8	239
Astellas Pharma, Inc.	22	310
Bandai Namco Holdings, Inc.	7	163
Bridgestone Corp.	14	287
Canon, Inc.	11	270
Capcom Co. Ltd.	4	89
Central Japan Railway Co.	9	223
Chiba Bank Ltd. (The)	7	94
Chubu Electric Power Co., Inc.	8	143
Chugai Pharmaceutical Co. Ltd.	8	432
Concordia Financial Group Ltd.	13	119
Dai Nippon Printing Co. Ltd.	5	91
Daifuku Co. Ltd.	4	171
Daiichi Life Group, Inc.	42	389
Daiichi Sankyo Co. Ltd.	22	354
Daikin Industries Ltd.	3	452
Daito Trust Construction Co. Ltd.	4	79
Daiwa House Industry Co. Ltd.	7	207
Daiwa Securities Group, Inc.	16	152
Denso Corp.	21	252
Disco Corp.	1	523
East Japan Railway Co.	12	255
Ebara Corp.	6	192
Eisai Co. Ltd.	3	96
ENEOS Holdings, Inc.	33	275
FANUC Corp.	11	499
Fast Retailing Co. Ltd.	2	1,083
Fuji Electric Co. Ltd.	2	143
FUJIFILM Holdings Corp.	14	248
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	5

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Fujikura Ltd.	18	694
Fujitsu Ltd.	21	428
Hankyu Hanshin Holdings, Inc.	3	84
Hikari Tsushin, Inc.	—	49
Hitachi Ltd.	55	1,762
Honda Motor Co. Ltd.	45	363
Hoya Corp.	4	766
Hulic Co. Ltd.	6	63
Ibiden Co. Ltd.	3	248
Idemitsu Kosan Co. Ltd.	9	80
IHI Corp.	12	226
Inpex Corp.	11	279
Isuzu Motors Ltd.	7	90
ITOCHU Corp.	72	891
Japan Airlines Co. Ltd.	2	27
Japan Exchange Group, Inc.	12	142
Japan Post Bank Co. Ltd.	22	371
Japan Post Holdings Co. Ltd.	22	250
Japan Post Insurance Co. Ltd.	7	64
Japan Tobacco, Inc.	14	540
JFE Holdings, Inc.	7	77
JX Advanced Metals Corp.	7	208
Kajima Corp.	5	199
Kansai Electric Power Co., Inc. (The)	12	184
Kao Corp.	6	205
Kawasaki Heavy Industries Ltd.	9	185
Kawasaki Kisen Kaisha Ltd.	4	70
KDDI Corp.	35	581
Keyence Corp.	14	6,421
Kikkoman Corp.	8	74
Kioxia Holdings Corp. *	2	556
Kirin Holdings Co. Ltd.	9	148
Komatsu Ltd.	12	492
Konami Group Corp.	1	144
Kubota Corp.	12	191
Kyocera Corp.	15	269
Kyowa Kirin Co. Ltd.	3	44
Lasertec Corp.	1	276
LY Corp.	33	88
M3, Inc.	5	51
Makita Corp.	3	100
Marubeni Corp.	17	666
MatsukiyoCocokara & Co.	4	58
MINEBEA MITSUMI, Inc.	4	88
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Mitsubishi Chemical Group Corp.	15	87
Mitsubishi Corp.	39	1,249
Mitsubishi Electric Corp.	23	923
Mitsubishi Estate Co. Ltd.	13	368
Mitsubishi HC Capital, Inc.	11	96
Mitsubishi Heavy Industries Ltd.	39	1,158
Mitsubishi UFJ Financial Group, Inc.	342	6,152
Mitsui & Co. Ltd.	30	1,123
Mitsui Fudosan Co. Ltd.	32	350
Mitsui OSK Lines Ltd.	4	159
Mizuho Financial Group, Inc.	30	1,294
MonotaRO Co. Ltd.	3	36
MS&AD Insurance Group Holdings, Inc.	16	401
Murata Manufacturing Co. Ltd.	20	670
NEC Corp.	16	418
Nexon Co. Ltd.	5	76
NIDEC Corp. *	10	156
Nintendo Co. Ltd.	13	655
Nippon Building Fund, Inc., REIT	—	79
Nippon Paint Holdings Co. Ltd.	12	73
Nippon Sanso Holdings Corp.	2	74
Nippon Steel Corp.	58	215
Nippon Yusen KK	5	180
Nissan Motor Co. Ltd. *	27	62
Nitori Holdings Co. Ltd.	5	69
Nitto Denko Corp.	8	156
Nomura Holdings, Inc.	36	292
Nomura Research Institute Ltd.	5	124
NTT, Inc.	361	352
Obayashi Corp.	8	181
Obic Co. Ltd.	4	104
Olympus Corp.	14	133
Oracle Corp.	1	28
Oriental Land Co. Ltd.	13	182
ORIX Corp.	14	475
Osaka Gas Co. Ltd.	4	155
Otsuka Corp.	3	52
Otsuka Holdings Co. Ltd.	5	386
Pan Pacific International Holdings Corp.	23	131
Panasonic Holdings Corp.	28	577
Rakuten Group, Inc. *	18	90
Recruit Holdings Co. Ltd.	17	788
Renesas Electronics Corp.	21	435
Resona Holdings, Inc.	25	314
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Ryohin Keikaku Co. Ltd.	6	141
Sanrio Co. Ltd.	11	64
SBI Holdings, Inc.	7	137
SCREEN Holdings Co. Ltd.	2	133
Secom Co. Ltd.	5	176
Seibu Holdings, Inc.	3	59
Sekisui Chemical Co. Ltd.	4	67
Sekisui House Ltd.	7	157
Seven & i Holdings Co. Ltd.	25	301
Shimadzu Corp.	3	67
Shimano, Inc.	1	94
Shimizu Corp.	6	118
Shin-Etsu Chemical Co. Ltd.	20	939
Shionogi & Co. Ltd.	9	184
Shiseido Co. Ltd.	5	98
SMC Corp.	1	344
SoftBank Corp.	348	490
SoftBank Group Corp.	45	1,534
Sompo Holdings, Inc.	11	398
Sony Financial Group, Inc.	73	66
Sony Group Corp.	187	3,743
Subaru Corp.	7	106
Sumitomo Corp.	13	491
Sumitomo Electric Industries Ltd.	9	566
Sumitomo Metal Mining Co. Ltd.	3	184
Sumitomo Mitsui Financial Group, Inc.	44	1,564
Sumitomo Mitsui Trust Group, Inc.	8	257
Sumitomo Realty & Development Co. Ltd.	7	229
Suntory Beverage & Food Ltd.	2	49
Suzuki Motor Corp.	19	212
Sysmex Corp.	6	54
T&D Holdings, Inc.	6	136
Taisei Corp.	2	195
Takeda Pharmaceutical Co. Ltd.	19	642
TDK Corp.	23	430
Terumo Corp.	16	205
TIS, Inc.	3	57
Toho Co. Ltd.	6	60
Tokio Marine Holdings, Inc.	74	3,389
Tokyo Electron Ltd.	5	1,591
Tokyo Gas Co. Ltd.	4	161
Tokyu Corp.	6	64
TOPPAN Holdings, Inc.	3	86
Toray Industries, Inc.	17	121
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Toyota Industries Corp. *	—	52
Toyota Motor Corp.	330	6,334
Toyota Tsusho Corp.	8	330
Tsuruha Holdings, Inc.	3	35
Unicharm Corp.	14	79
West Japan Railway Co.	5	90
Yamaha Motor Co. Ltd.	11	78
Yokogawa Electric Corp.	3	97
Zensho Holdings Co. Ltd.	1	66
ZOZO, Inc.	5	36
		77,953
Kazakhstan — 0.0% ^
Kaspi.KZ JSC, ADR	7	579
Luxembourg — 0.0% ^
ArcelorMittal SA	5	299
CVC Capital Partners plc (b)	3	39
Eurofins Scientific SE	1	100
		438
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	24	103
Sands China Ltd.	29	61
		164
Malaysia — 0.0% ^
Malayan Banking Bhd.	375	1,047
Mexico — 0.1%
Arca Continental SAB de CV	73	873
Fresnillo plc	3	118
Grupo Aeroportuario del Sureste SAB de CV, ADR	3	1,032
Regional SAB de CV	128	1,074
		3,097
Netherlands — 0.9%
ABN AMRO Bank NV, CVA (b)	7	246
Adyen NV * (a) (b)	—	344
Akzo Nobel NV (a)	2	121
Argenx SE *	1	588
ASM International NV	1	555
ASML Holding NV	9	13,621
ASR Nederland NV	2	144
BE Semiconductor Industries NV	1	259
Euronext NV (b)	1	157
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	7

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
EXOR NV	1	89
Heineken Holding NV	2	111
Heineken NV	4	271
ING Groep NV	35	1,023
Koninklijke Ahold Delhaize NV	11	506
Koninklijke KPN NV	46	248
Koninklijke Philips NV (a)	9	246
Magnum Ice Cream Co. NV (The) * (a)	6	86
Nebius Group NV * (a)	3	357
NN Group NV	3	278
NXP Semiconductors NV	11	3,220
Randstad NV	1	38
uniQure NV *	6	120
Universal Music Group NV (a)	13	279
Wolters Kluwer NV	3	220
		23,127
New Zealand — 0.0% ^
Auckland International Airport Ltd.	21	100
Contact Energy Ltd.	11	60
Fisher & Paykel Healthcare Corp. Ltd.	7	153
Infratil Ltd.	11	85
Meridian Energy Ltd.	16	53
Xero Ltd. * (a)	2	121
		572
Nigeria — 0.0% ^
Airtel Africa plc (b)	11	53
Norway — 0.1%
Aker BP ASA	4	149
DNB Bank ASA	11	325
Equinor ASA	9	378
Gjensidige Forsikring ASA	2	68
Kongsberg Gruppen ASA	5	178
Mowi ASA	6	127
Norsk Hydro ASA	17	185
Orkla ASA	9	105
Salmar ASA	1	49
Telenor ASA	7	123
		1,687
Peru — 0.0% ^
Intercorp Financial Services, Inc.	28	1,236
INVESTMENTS	SHARES (000)	VALUE ($000)

Poland — 0.0% ^
InPost SA *	3	54
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	90	96
EDP SA	38	207
Galp Energia SGPS SA	5	118
Jeronimo Martins SGPS SA	25	606
		1,027
Russia — 0.0%
Severstal PAO, GDR ‡ * (b)	58	— (d)
Saudi Arabia — 0.1%
Al Rajhi Bank	160	2,926
Singapore — 0.3%
CapitaLand Ascendas, REIT	48	95
CapitaLand Integrated Commercial Trust, REIT	74	137
CapitaLand Investment Ltd.	28	62
DBS Group Holdings Ltd.	126	5,792
Grab Holdings Ltd., Class A *	29	110
Keppel, REIT	2	1
Keppel Ltd.	18	151
Oversea-Chinese Banking Corp. Ltd.	41	707
Sea Ltd., ADR *	5	407
Sembcorp Industries Ltd.	11	57
Singapore Airlines Ltd.	19	95
Singapore Exchange Ltd.	10	178
Singapore Technologies Engineering Ltd.	19	160
Singapore Telecommunications Ltd.	90	326
STMicroelectronics NV (a)	8	446
United Overseas Bank Ltd.	15	430
		9,154
South Africa — 0.3%
Absa Group Ltd. (a)	97	1,363
Anglo American plc	13	670
Capitec Bank Holdings Ltd.	4	1,027
Gold Fields Ltd.	48	2,016
Gold Fields Ltd., ADR	30	1,263
MTN Group Ltd.	89	1,117
Sanlam Ltd.	129	664
Woolworths Holdings Ltd.	235	737
		8,857
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — 1.9%
APR Corp.	5	1,406
Coupang, Inc. *	30	605
DB Insurance Co. Ltd.	7	764
Delivery Hero SE * (b)	2	57
Hana Financial Group, Inc.	16	1,371
HD Hyundai Electric Co. Ltd.	1	1,245
Hugel, Inc. *	2	423
Hyundai Glovis Co. Ltd.	5	833
JB Financial Group Co. Ltd.	47	876
JYP Entertainment Corp.	12	512
KakaoBank Corp.	43	704
Kia Corp.	26	2,646
Korea Aerospace Industries Ltd.	13	1,495
KT Corp.	12	482
KT Corp., ADR	57	1,224
LigaChem Biosciences, Inc. *	3	370
Samsung Biologics Co. Ltd. * (b)	1	654
Samsung Electronics Co. Ltd.	147	22,103
SK hynix, Inc.	14	12,810
		50,580
Spain — 0.4%
Acciona SA	—	87
ACS Actividades de Construccion y Servicios SA	2	309
Aena SME SA (b)	9	248
Amadeus IT Group SA	5	314
Banco Bilbao Vizcaya Argentaria SA	69	1,525
Banco de Sabadell SA	61	236
Banco Santander SA	178	2,169
Bankinter SA	8	136
CaixaBank SA	47	595
Cellnex Telecom SA (b)	6	195
EDP Renovaveis SA * (a)	4	64
Endesa SA	4	172
Grifols SA	4	38
Iberdrola SA	78	1,825
Indra Sistemas SA	1	55
Industria de Diseno Textil SA	13	790
Mapfre SA	11	54
Naturgy Energy Group SA	3	101
Redeia Corp. SA (a)	5	86
INVESTMENTS	SHARES (000)	VALUE ($000)

Spain — continued
Repsol SA	14	367
Telefonica SA	44	201
		9,567
Sweden — 0.5%
AddTech AB, Class B (a)	3	115
Alfa Laval AB (a)	4	211
Assa Abloy AB, Class B (a)	12	467
Atlas Copco AB, Class A	32	625
Atlas Copco AB, Class B	19	322
Beijer Ref AB	5	70
Boliden AB	3	181
Epiroc AB, Class A	8	230
Epiroc AB, Class B	5	118
EQT AB (a)	6	195
Essity AB, Class B	7	193
Evolution AB (b)	2	113
Fastighets AB Balder, Class B *	9	52
H & M Hennes & Mauritz AB, Class B (a)	6	107
Hexagon AB, Class B (a)	25	274
Holmen AB, Class B	1	29
Industrivarden AB, Class A	1	70
Industrivarden AB, Class C	2	99
Indutrade AB	3	71
Investment AB Latour, Class B (a)	2	41
Investor AB, Class B	22	895
L E Lundbergforetagen AB, Class B (a)	1	53
Lifco AB, Class B (a)	3	89
Nibe Industrier AB, Class B (a)	18	83
Saab AB, Class B	4	235
Sagax AB, Class B (a)	3	53
Sandvik AB (a)	13	543
Securitas AB, Class B (a)	6	100
Skandinaviska Enskilda Banken AB, Class A	18	363
Skanska AB, Class B	4	111
SKF AB, Class B (a)	4	104
Svenska Cellulosa AB SCA, Class B (a)	7	84
Svenska Handelsbanken AB, Class A (a)	18	251
Swedbank AB, Class A	10	363
Swedish Orphan Biovitrum AB *	2	112
Tele2 AB, Class B	7	136
Telefonaktiebolaget LM Ericsson, Class B	34	404
Telia Co. AB	29	149
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	9

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Trelleborg AB, Class B (a)	2	101
Volvo AB, Class B	175	6,092
		13,904
Switzerland — 0.6%
ABB Ltd. (Registered)	19	1,918
Avolta AG	1	59
Banque Cantonale Vaudoise (Registered) (a)	—	57
Barry Callebaut AG (Registered)	—	64
Belimo Holding AG (Registered)	—	109
BKW AG	—	51
Chocoladefabriken Lindt & Spruengli AG	—	135
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	129
Cie Financiere Richemont SA (Registered)	7	1,248
DSM-Firmenich AG	2	156
EMS-Chemie Holding AG (Registered)	—	73
Galderma Group AG	2	468
Geberit AG (Registered)	1	277
Givaudan SA (Registered)	—	399
Helvetia Baloise Holding AG *	1	264
Julius Baer Group Ltd.	3	205
Kuehne + Nagel International AG (Registered)	1	137
Logitech International SA (Registered)	2	182
Lonza Group AG (Registered)	1	523
Nestle SA (Registered)	31	3,156
Partners Group Holding AG	—	299
Sandoz Group AG	5	406
Schindler Holding AG	1	172
Schindler Holding AG (Registered)	—	95
SGS SA (Registered)	2	217
Sika AG (Registered)	2	340
Sonova Holding AG (Registered)	1	134
Straumann Holding AG (Registered) (a)	1	147
Swatch Group AG (The) (a)	—	81
Swiss Life Holding AG (Registered)	—	405
Swiss Prime Site AG (Registered)	1	168
Swisscom AG (Registered)	—	265
UBS Group AG (Registered)	39	1,700
VAT Group AG (b)	—	246
Zurich Insurance Group AG	2	1,235
		15,520
INVESTMENTS	SHARES (000)	VALUE ($000)

Taiwan — 2.8%
Accton Technology Corp.	24	1,758
ASE Technology Holding Co. Ltd.	151	2,367
CTBC Financial Holding Co. Ltd.	1,080	1,786
Delta Electronics, Inc.	78	5,470
Elite Material Co. Ltd.	21	3,129
Formosa Chemicals & Fibre Corp.	607	1,010
Lotes Co. Ltd.	23	1,917
MediaTek, Inc.	12	1,002
Realtek Semiconductor Corp.	71	1,212
Taiwan Mobile Co. Ltd.	209	735
Taiwan Semiconductor Manufacturing Co. Ltd.	592	41,081
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26	10,521
Wiwynn Corp.	15	2,282
Zhen Ding Technology Holding Ltd.	129	1,741
		76,011
Thailand — 0.1%
Fabrinet *	2	1,264
PTT Global Chemical PCL	628	764
		2,028
Turkey — 0.0% ^
BIM Birlesik Magazalar A/S	54	881
United Arab Emirates — 0.1%
ADNOC Drilling Co. PJSC	361	556
Aldar Properties PJSC	428	900
Americana Restaurants International plc - Foreign Co.	1,162	634
NMC Health plc ‡ *	3	— (d)
		2,090
United Kingdom — 1.2%
3i Group plc	12	418
Admiral Group plc	3	145
Associated British Foods plc	4	97
AstraZeneca plc	19	3,560
Autotrader Group plc (b)	10	69
Aviva plc	37	314
BAE Systems plc	36	1,010
Barclays plc	167	984
Barratt Redrow plc	16	56
British American Tobacco plc	26	1,552
BT Group plc	72	213
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Bunzl plc	4	129
Centrica plc	56	163
CK Hutchison Holdings Ltd.	32	271
Coca-Cola Europacific Partners plc	2	238
Compass Group plc	21	581
Diageo plc	27	545
Entain plc	7	54
GSK plc	49	1,293
Halma plc	5	276
HSBC Holdings plc	208	3,823
Imperial Brands plc	9	346
Informa plc	16	168
International Consolidated Airlines Group SA	14	72
Intertek Group plc	2	120
J Sainsbury plc	21	93
JD Sports Fashion plc	30	28
Kingfisher plc	21	81
Land Securities Group plc, REIT	9	69
Legal & General Group plc	69	237
Lloyds Banking Group plc	712	968
London Stock Exchange Group plc	6	719
M&G plc	28	114
Marks & Spencer Group plc	25	112
Melrose Industries plc	15	99
National Grid plc	60	1,076
NatWest Group plc	391	3,123
Next plc	1	248
Pearson plc	7	102
Reckitt Benckiser Group plc	8	497
RELX plc	22	803
Rentokil Initial plc	31	206
Rolls-Royce Holdings plc	102	1,635
Sage Group plc (The)	12	138
Schroders plc	9	69
Segro plc, REIT	16	147
Severn Trent plc	3	146
Smith & Nephew plc	10	151
Smiths Group plc	4	133
Spirax Group plc	1	87
SSE plc	15	523
Standard Chartered plc	23	591
Standard Life plc	8	88
TechnipFMC plc	27	2,020
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Tesco plc	77	507
Unilever plc	26	1,539
United Utilities Group plc	8	164
Verisure plc *	3	39
Vodafone Group plc	227	361
Whitbread plc	2	62
Wise plc, Class A *	8	115
		33,587
United States — 29.5%
3M Co.	31	4,471
AbbVie, Inc.	46	9,810
Accenture plc, Class A	14	2,524
Advanced Micro Devices, Inc. *	4	1,498
Aegon Ltd.	15	126
Alaska Air Group, Inc. *	6	236
Albemarle Corp.	11	2,203
Alcon AG (a)	6	451
Alnylam Pharmaceuticals, Inc. *	5	1,490
Alphabet, Inc., Class A	30	11,576
Alphabet, Inc., Class C	60	22,961
Amazon.com, Inc. *	153	40,609
American Express Co.	18	5,767
American Homes 4 Rent, Class A, REIT	14	459
American Tower Corp., REIT	18	3,204
AMETEK, Inc.	9	2,201
Amphenol Corp., Class A	33	4,839
Amrize Ltd. *	10	541
Analog Devices, Inc.	2	757
Andersen Group, Inc., Class A *	5	173
Aon plc, Class A	9	2,791
AP Moller - Maersk A/S, Class A	—	82
AP Moller - Maersk A/S, Class B (a)	—	114
Apple, Inc.	117	31,655
AppLovin Corp., Class A *	3	1,417
Arch Capital Group Ltd. *	3	311
Arthur J Gallagher & Co.	12	2,525
AT&T, Inc.	227	5,937
AutoZone, Inc. *	2	7,119
AvalonBay Communities, Inc., REIT	15	2,703
Baker Hughes Co., Class A	59	4,089
Ball Corp.	14	855
Bank of America Corp.	165	8,843
Berkshire Hathaway, Inc., Class B *	15	7,187
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	11

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Best Buy Co., Inc.	7	399
Biogen, Inc. *	2	398
BJ's Wholesale Club Holdings, Inc. *	13	1,254
Booking Holdings, Inc.	19	3,277
Booz Allen Hamilton Holding Corp., Class A	15	1,191
Boston Scientific Corp. *	29	1,645
BP plc	190	1,508
Bristol-Myers Squibb Co.	112	6,756
Broadcom, Inc.	69	28,931
Burlington Stores, Inc. *	6	1,777
Buzzi SpA (a)	1	51
BWX Technologies, Inc.	9	1,913
Capital One Financial Corp.	11	2,119
Carlisle Cos., Inc.	1	298
Carlyle Group, Inc. (The)	15	769
Carnival Corp.	39	1,025
Carvana Co., Class A *	3	1,106
Casey's General Stores, Inc.	2	1,903
CBRE Group, Inc., Class A *	11	1,576
CDW Corp.	4	510
Celanese Corp., Class A	4	281
Cencora, Inc.	11	3,268
Charles Schwab Corp. (The)	89	8,120
Charter Communications, Inc., Class A *	4	697
Chemours Co. (The)	39	1,062
Chevron Corp.	4	838
Chubb Ltd.	2	521
Ciena Corp. *	4	2,247
Cigna Group (The)	3	981
Cisco Systems, Inc.	6	504
Cloudflare, Inc., Class A *	3	677
CME Group, Inc.	16	4,719
Columbia Sportswear Co.	7	457
Comfort Systems USA, Inc.	2	2,952
ConocoPhillips	9	1,153
Corning, Inc.	11	1,854
Corpay, Inc. *	4	1,286
Crowdstrike Holdings, Inc., Class A *	3	1,274
Darden Restaurants, Inc.	1	295
Deere & Co.	3	1,633
DigitalOcean Holdings, Inc. * (a)	13	1,218
Dominion Energy, Inc.	42	2,695
DoorDash, Inc., Class A *	10	1,660
Dover Corp.	28	6,281
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
EastGroup Properties, Inc., REIT	1	189
Eaton Corp. plc	6	2,723
Edwards Lifesciences Corp. *	17	1,430
Elevance Health, Inc.	5	1,736
elf Beauty, Inc. *	7	436
Eli Lilly & Co.	4	3,465
Emerson Electric Co.	17	2,381
EOG Resources, Inc.	19	2,652
EQT Corp.	49	2,955
Equinix, Inc., REIT	—	423
EquipmentShare.com, Inc., Class A * (a)	44	918
Experian plc	11	406
Exxon Mobil Corp.	60	9,227
FedEx Corp.	2	777
Ferrovial SE	6	427
Fidelity National Information Services, Inc.	82	3,809
Fifth Third Bancorp	77	3,907
First Citizens BancShares, Inc., Class A	—	423
Flowserve Corp.	36	2,667
Ford Motor Co.	33	393
Fox Corp., Class A	16	1,008
Gap, Inc. (The)	57	1,391
Garmin Ltd.	5	1,195
Gates Industrial Corp. plc *	90	2,306
GE HealthCare Technologies, Inc.	50	3,048
General Dynamics Corp.	2	746
Genpact Ltd.	18	635
Gilead Sciences, Inc.	12	1,571
GoDaddy, Inc., Class A *	3	261
Goldman Sachs Group, Inc. (The)	3	2,562
Haleon plc	108	498
Hayward Holdings, Inc. *	30	452
HCA Healthcare, Inc.	1	326
Healthpeak Properties, Inc., REIT	26	426
Henry Schein, Inc. *	7	544
Hewlett Packard Enterprise Co.	95	2,723
Hilton Worldwide Holdings, Inc.	5	1,738
Holcim AG	6	574
Honeywell International, Inc.	4	779
Host Hotels & Resorts, Inc., REIT	8	170
Howmet Aerospace, Inc.	8	1,855
HubSpot, Inc. *	6	1,252
Humana, Inc.	5	1,100
Huntington Bancshares, Inc.	66	1,102
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Incora Intermediate LLC ‡ *	—	5
Insmed, Inc. *	16	2,227
Intel Corp. *	12	1,128
Interactive Brokers Group, Inc., Class A	20	1,574
Intercontinental Exchange, Inc.	4	684
InterContinental Hotels Group plc	2	249
Intuit, Inc.	3	1,261
Intuitive Surgical, Inc. *	3	1,441
Ionis Pharmaceuticals, Inc. *	5	384
IQVIA Holdings, Inc. *	17	2,681
ITT, Inc.	12	2,573
Jabil, Inc.	2	690
James Hardie Industries plc, ADR * (a)	29	617
JB Hunt Transport Services, Inc.	3	640
Johnson & Johnson	45	10,272
Keurig Dr Pepper, Inc.	8	232
Kinder Morgan, Inc.	11	356
Kinsale Capital Group, Inc.	1	356
Kontoor Brands, Inc.	25	1,834
Labcorp Holdings, Inc.	9	2,314
Live Nation Entertainment, Inc. *	6	899
Loews Corp.	6	674
Lowe's Cos., Inc.	35	8,343
LyondellBasell Industries NV, Class A	4	335
M&T Bank Corp.	4	950
Marathon Petroleum Corp.	3	848
Marriott International, Inc., Class A	9	3,224
Marsh & McLennan Cos., Inc.	3	435
Martin Marietta Materials, Inc.	1	426
Mastercard, Inc., Class A	36	18,108
McDonald's Corp.	30	8,939
Medtronic plc	22	1,775
Merck & Co., Inc.	19	2,063
Meta Platforms, Inc., Class A	45	27,661
Mettler-Toledo International, Inc. *	1	686
MGIC Investment Corp.	20	538
Micron Technology, Inc.	15	7,534
Microsoft Corp.	74	30,214
Mid-America Apartment Communities, Inc., REIT	12	1,602
Middleby Corp. (The) *	3	486
Mohawk Industries, Inc. *	3	336
Monday.com Ltd. *	1	34
Mondelez International, Inc., Class A	48	2,921
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Moran Foods Backstop Equity ‡ *	2,995	—
Morgan Stanley	27	5,099
Murphy USA, Inc.	1	379
MYT Holding LLC ‡ *	23	6
Natera, Inc. *	8	1,583
Netflix, Inc. *	44	4,088
Neurocrine Biosciences, Inc. *	16	2,093
Nexstar Media Group, Inc.	4	748
NextEra Energy, Inc.	124	12,140
NIKE, Inc., Class B	3	131
NMG Parent LLC, Escrow ‡ * (a)	1	—
Novartis AG (Registered)	23	3,399
Nuvalent, Inc., Class A *	8	757
NVIDIA Corp.	328	65,403
Omnicom Group, Inc.	7	546
ON Semiconductor Corp. *	26	2,597
Oracle Corp.	10	1,556
Packaging Corp. of America	3	582
Palo Alto Networks, Inc. *	11	1,926
Paylocity Holding Corp. *	2	244
PepsiCo, Inc.	28	4,418
Performance Food Group Co. *	53	4,765
PG&E Corp.	48	806
Philip Morris International, Inc.	23	3,835
Post Holdings, Inc. *	6	659
PPG Industries, Inc.	13	1,452
Procter & Gamble Co. (The)	4	622
Progressive Corp. (The)	5	1,001
Public Service Enterprise Group, Inc.	3	275
Public Storage, REIT	2	600
QIAGEN NV	3	85
Quanta Services, Inc.	5	3,420
Range Resources Corp.	11	483
Raymond James Financial, Inc.	3	541
Rayonier, Inc., REIT	15	318
Regency Centers Corp., REIT	9	713
Regeneron Pharmaceuticals, Inc.	3	2,244
Regions Financial Corp.	15	424
Robinhood Markets, Inc., Class A *	15	1,107
Roche Holding AG	—	162
Roche Holding AG	8	3,464
Rocket Cos., Inc., Class A *	52	760
Roper Technologies, Inc.	3	1,070
Royal Caribbean Cruises Ltd.	4	1,040
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	13

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
RTX Corp.	25	4,384
Ryder System, Inc.	6	1,627
Sanofi SA	13	1,243
SBA Communications Corp., REIT	2	472
Schneider Electric SE	7	2,111
ServiceNow, Inc. *	20	1,764
Shell plc	267	12,126
Silgan Holdings, Inc.	11	457
Skyworks Solutions, Inc.	7	491
Smurfit Westrock plc	12	454
Snowflake, Inc., Class A *	8	1,122
Somnigroup International, Inc.	8	580
Southern Co. (The)	36	3,504
Southwest Airlines Co.	67	2,533
Spotify Technology SA *	4	1,661
State Street Corp.	8	1,261
Stellantis NV * (a)	24	179
Stryker Corp.	16	4,999
Sunbelt Rentals Holdings, Inc.	5	379
Swiss Re AG	4	582
Take-Two Interactive Software, Inc. *	9	1,868
TD SYNNEX Corp.	10	2,321
Teledyne Technologies, Inc. *	2	1,448
Tenaris SA	5	145
Teradyne, Inc.	6	2,099
Tesla, Inc. *	24	9,051
Texas Instruments, Inc.	6	1,683
Thermo Fisher Scientific, Inc.	3	1,370
Timken Co. (The)	4	424
TJX Cos., Inc. (The)	17	2,634
Toast, Inc., Class A *	68	1,943
Trane Technologies plc	25	12,262
TransUnion	8	561
Travelers Cos., Inc. (The)	2	744
Truist Financial Corp.	16	821
Twilio, Inc., Class A *	7	1,060
UDR, Inc., REIT	16	581
Ulta Beauty, Inc. *	3	1,608
Union Pacific Corp.	3	836
United Rentals, Inc.	4	3,981
UnitedHealth Group, Inc.	24	9,062
Universal Display Corp.	3	221
US Bancorp	120	6,812
Valero Energy Corp.	3	668
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Ventas, Inc., REIT	26	2,310
VeraDermics, Inc. *	4	367
Vertex Pharmaceuticals, Inc. *	3	1,236
Walmart, Inc.	60	7,950
Walt Disney Co. (The)	85	8,788
Warner Music Group Corp., Class A	10	293
Wells Fargo & Co.	128	10,496
Western Digital Corp.	9	4,122
Williams Cos., Inc. (The)	33	2,503
WillScot Holdings Corp.	35	801
Xcel Energy, Inc.	10	865
Yum! Brands, Inc.	23	3,633
		803,795
Total Common Stocks (Cost $938,028)		1,400,541
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 17.1%
Australia — 0.1%
Goodman Australia Finance Pty. Ltd. REIT, 4.25%, 5/3/2030 (b)	EUR390	468
Goodman US Finance Seven LLC REIT, 5.25%, 4/28/2036 (c)	939	925
Scentre Group Trust 1 REIT, 3.75%, 3/23/2027 (c)	200	199
Transurban Finance Co. Pty. Ltd. 4.92%, 3/24/2036 (c)	324	316
		1,908
Austria — 0.0% ^
Benteler International Austria GmbH 7.25%, 6/15/2031 (b)	EUR230	286
Canada — 0.8%
Bank of Montreal 0.05%, 6/8/2029 (b)	EUR5,059	5,422
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (c)	605	568
11.00%, 9/30/2028 (c)	392	408
Element Fleet Management Corp. 5.64%, 3/13/2027 (c)	250	252
Enbridge, Inc.
(3-MONTH CME TERM SOFR + 3.68%), 5.50%, 7/15/2077 (e)	450	449
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 7.38%, 1/15/2083 (e)	1,100	1,127
National Bank of Canada (SOFR + 0.79%), 4.95%, 2/1/2028 (e)	250	251
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (b)	GBP2,544	3,459
1.10%, 10/19/2027 (c)	CAD773	552
4.25%, 4/25/2028 (c)	1,513	1,520
0.10%, 5/19/2028 (b)	EUR2,955	3,278
0.05%, 11/25/2030 (b)	EUR2,896	2,965
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	150	150
3.19%, 2/16/2029 (b)	EUR1,300	1,533
TransCanada PipeLines Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (e)	194	195
		22,129
Denmark — 0.1%
Danske Bank A/S (EUR Swap Annual 1 Year + 1.35%), 4.50%, 11/9/2028 (b) (e)	EUR2,000	2,394
France — 0.4%
Alstom SA 0.13%, 7/27/2027 (b)	EUR200	226
BNP Paribas SA (SOFR + 1.68%), 5.09%, 5/9/2031 (c) (e)	1,700	1,716
BPCE SFH SA 3.38%, 3/13/2029 (b)	EUR1,900	2,250
Electricite de France SA (EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (b) (e) (f) (g)	EUR400	458
Engie SA 3.63%, 3/6/2031 (b)	EUR1,900	2,247
Forvia SE 5.63%, 6/15/2030 (b)	EUR225	271
Societe Generale SA
(EURIBOR 3 Month + 1.50%), 4.75%, 9/28/2029 (b) (e)	EUR900	1,090
(EURIBOR 3 Month + 1.80%), 4.25%, 12/6/2030 (b) (e)	EUR1,000	1,200
TotalEnergies SE Series NC12, (EUR Swap Annual 5 Year + 2.51%), 2.13%, 7/25/2032 (b) (e) (f) (g)	EUR700	715
		10,173
Germany — 0.6%
Commerzbank AG (EURIBOR 3 Month + 2.40%), 5.13%, 1/18/2030 (b) (e)	EUR1,900	2,326
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Germany — continued
Deutsche Bank AG
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	2,450	2,421
(EURIBOR 3 Month + 1.25%), 3.38%, 2/13/2031 (b) (e)	EUR900	1,044
IHO Verwaltungs GmbH 6.75% (Cash), 11/15/2029 (b) (h)	EUR220	270
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (c)	250	252
Traton Finance Luxembourg SA
3.75%, 3/27/2030 (b)	EUR2,100	2,468
3.75%, 1/14/2031 (b)	EUR400	469
Volkswagen Bank GmbH 2.75%, 6/19/2028 (b)	EUR3,500	4,055
Volkswagen Leasing GmbH 0.63%, 7/19/2029 (b)	EUR1,280	1,377
Vonovia SE 1.00%, 7/9/2030 (b)	EUR1,200	1,272
ZF Europe Finance BV 7.00%, 6/12/2030 (b)	EUR200	245
		16,199
Hong Kong — 0.0% ^
Melco Resorts Finance Ltd. 6.50%, 9/24/2033 (c)	200	198
Ireland — 0.2%
AerCap Ireland Capital DAC 4.75%, 1/15/2033	380	372
AIB Group plc
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (b) (e)	EUR2,000	2,410
(EURIBOR ICE Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (b) (e) (f) (g) (i)	EUR400	499
Avolon Holdings Funding Ltd. 3.25%, 2/15/2027 (c)	2,350	2,323
		5,604
Italy — 0.5%
Banca Monte dei Paschi di Siena SpA 3.50%, 4/23/2029 (b)	EUR2,150	2,550
Banco BPM SpA 4.63%, 11/29/2027 (b)	EUR2,000	2,399
Credito Emiliano SpA 3.25%, 4/18/2029 (b)	EUR2,000	2,355
Enel SpA (EURIBOR ICE Swap Rate 5 Year + 3.48%), 6.38%, 4/16/2028 (b) (e) (f) (g)	EUR300	368
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	15

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
Intesa Sanpaolo SpA
5.13%, 8/29/2031 (b)	EUR1,066	1,347
(EURIBOR ICE Swap Rate 5 Year + 4.04%), 6.38%, 5/26/2033 (b) (e) (f) (g) (i)	EUR400	485
UniCredit SpA
(EURIBOR 3 Month + 1.60%), 4.45%, 2/16/2029 (b) (e)	EUR3,595	4,302
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 12/3/2031 (b) (e) (f) (g) (i)	EUR600	740
		14,546
Luxembourg — 0.0% ^
Maxam Prill SARL 6.00%, 7/15/2030 (b)	EUR245	290
Netherlands — 0.1%
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD3,120	2,204
Portugal — 0.2%
Banco Santander Totta SA 3.25%, 2/15/2031 (b)	EUR3,600	4,248
Saudi Arabia — 0.0% ^
Greensaif Pipelines Bidco Sarl 5.85%, 2/23/2036 (b)	780	798
Spain — 0.4%
Banco de Sabadell SA
(EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.25%, 9/13/2030 (b) (e)	EUR1,000	1,203
(EUR Swap Annual 5 Year + 4.28%), 6.50%, 5/20/2031 (b) (e) (f) (g) (i)	EUR400	487
Bankinter SA 0.88%, 7/8/2026 (b)	EUR2,300	2,692
CaixaBank SA (EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (b) (e)	EUR3,200	3,889
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 5 Year + 1.36%), 3.75%, 8/5/2031 (b) (e) (f) (g)	EUR800	916
Telefonica Europe BV (EURIBOR ICE Swap Rate 8 Year + 3.61%), 6.75%, 6/7/2031 (b) (e) (f) (g)	EUR800	1,015
		10,202
Switzerland — 0.4%
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (b)	EUR2,108	2,131
Tyco Electronics Group SA 0.00%, 2/16/2029	EUR1,225	1,315
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Switzerland — continued
UBS Group AG (SOFR + 1.06%), 4.40%, 9/23/2031 (c) (e)	548	538
UBS Switzerland AG 3.30%, 3/5/2029 (b)	EUR7,070	8,347
		12,331
Trinidad And Tobago — 0.0% ^
Trinidad Generation UnLtd 7.75%, 6/16/2033 (c)	200	211
United Kingdom — 0.6%
Avianca Midco 2 plc 9.00%, 12/1/2028 (a) (c)	1,096	1,067
Barclays plc
(SOFR + 1.49%), 5.67%, 3/12/2028 (e)	250	252
(EUR Swap Annual 1 Year + 1.26%), 0.58%, 8/9/2029 (b) (e)	EUR1,678	1,854
(EURIBOR ICE Swap Rate 1 Year + 2.05%), 4.51%, 1/31/2033 (b) (e)	EUR457	554
Cadent Finance plc 0.63%, 3/19/2030 (b)	EUR2,325	2,445
HSBC Holdings plc (SOFR + 1.29%), 5.29%, 11/19/2030 (e)	310	316
INEOS Quattro Finance 2 plc 8.50%, 3/15/2029 (b)	EUR225	257
NatWest Group plc (EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (b) (e)	EUR1,896	2,094
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.47%, 1/11/2028 (e)	250	246
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (e)	2,284	2,266
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (c) (e)	250	254
Synthomer plc 7.38%, 5/2/2029 (b)	EUR230	198
TSB Bank plc
3.32%, 3/5/2029 (b)	EUR1,490	1,757
2.70%, 2/18/2030 (b)	EUR1,300	1,500
		15,060
United States — 12.7%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (c)	989	1,019
Accendra Health, Inc. 6.63%, 4/1/2030 (c)	697	375
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (c)	825	737
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Acrisure LLC
4.25%, 2/15/2029 (c)	1,171	1,118
7.50%, 11/6/2030 (c)	333	338
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (c)	1,021	1,039
Advance Auto Parts, Inc. 7.00%, 8/1/2030 (a) (c)	1,305	1,346
Aethon United BR LP 7.50%, 10/1/2029 (c)	1,300	1,358
Albertsons Cos., Inc. 3.50%, 3/15/2029 (c)	767	731
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (c)	492	478
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (c)	1,477	1,494
7.00%, 1/15/2031 (c)	933	952
Allied Universal Holdco LLC
4.63%, 6/1/2028 (c)	1,342	1,323
6.88%, 6/15/2030 (c)	1,183	1,217
7.88%, 2/15/2031 (c)	170	178
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (c)	906	860
Alumina Pty. Ltd. 6.13%, 3/15/2030 (c)	794	812
American Airlines, Inc. 5.75%, 4/20/2029 (c)	1,222	1,223
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (a)	1,120	1,088
American Express Co. (SOFR + 0.87%), 4.46%, 2/10/2032 (e)	3,440	3,404
American Honda Finance Corp. (SOFR + 0.87%), 4.52%, 7/9/2027 (e)	67	67
AmWINS Group, Inc.
6.38%, 2/15/2029 (c)	1,524	1,542
4.88%, 6/30/2029 (c)	147	142
Antero Midstream Partners LP 5.38%, 6/15/2029 (c)	1,170	1,169
Antero Resources Corp. 5.38%, 3/1/2030 (c)	1,900	1,911
Anywhere Real Estate Group LLC 7.00%, 4/15/2030 (c)	1,469	1,470
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	1,164	1,127
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (c)	1,534	1,519
APLD ComputeCo LLC 9.25%, 12/15/2030 (c)	1,454	1,563
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Arbor Realty SR, Inc. REIT, 7.88%, 7/15/2030 (c)	155	146
Ardagh Group SA 9.50%, 12/1/2030 (a) (c)	1,443	1,530
Ardagh Metal Packaging Finance USA LLC 3.25%, 9/1/2028 (c)	1,188	1,136
Aretec Group, Inc. 10.00%, 8/15/2030 (c)	1,099	1,164
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (c)	1,061	1,109
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (c)	1,205	1,173
Athene Global Funding
5.62%, 5/8/2026 (c)	78	78
2.88%, 7/21/2028 (b)	EUR2,014	2,315
Avantor Funding, Inc. 3.88%, 11/1/2029 (c)	772	734
Avient Corp. 7.13%, 8/1/2030 (c)	1,187	1,209
Avis Budget Car Rental LLC
5.38%, 3/1/2029 (a) (c)	447	434
8.25%, 1/15/2030 (c)	319	328
Axon Enterprise, Inc. 6.13%, 3/15/2030 (c)	1,315	1,345
B&G Foods, Inc. 8.00%, 9/15/2028 (c)	1,212	1,201
Ball Corp. 6.00%, 6/15/2029	54	55
Bank of America Corp.
(EURIBOR 3 Month + 0.95%), 1.10%, 5/24/2032 (b) (e)	EUR630	656
(SOFR + 1.13%), 5.05%, 2/6/2037 (e)	2,323	2,287
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	1,429	1,475
Beacon Mobility Corp. 7.25%, 8/1/2030 (c)	180	187
Black Pearl Compute LLC 6.13%, 2/15/2031 (c)	1,486	1,508
Block, Inc. 5.63%, 8/15/2030 (c)	1,431	1,432
Brandywine Operating Partnership LP REIT, 8.88%, 4/12/2029	981	1,027
Buckeye Partners LP 6.88%, 7/1/2029 (c)	1,384	1,429
Bunge Finance Europe BV 1.00%, 9/24/2028 (b)	EUR2,350	2,614
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a) (c)	1,578	1,523
7.00%, 2/15/2030 (c)	1,165	1,183
California Resources Corp. 8.25%, 6/15/2029 (c)	723	754
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	17

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Capstone Borrower, Inc. 8.00%, 6/15/2030 (c)	133	128
Carnival Corp. 5.13%, 5/1/2029 (c)	1,486	1,482
CCO Holdings LLC
6.38%, 9/1/2029 (c)	1,466	1,469
7.38%, 3/1/2031 (a) (c)	872	883
Celanese US Holdings LLC
6.85%, 11/15/2028 (j)	879	919
6.50%, 4/15/2030	1,501	1,535
7.05%, 11/15/2030 (j)	578	620
7.00%, 2/15/2031	438	456
Centene Corp. 2.45%, 7/15/2028	594	561
Century Communities, Inc. 3.88%, 8/15/2029 (c)	1,067	1,010
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (c)	1,088	1,059
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	1,473	1,529
Charter Communications Operating LLC
2.80%, 4/1/2031	813	728
6.65%, 2/1/2034	50	52
6.38%, 10/23/2035	2,250	2,273
Chemours Co. (The)
5.75%, 11/15/2028 (c)	802	800
4.63%, 11/15/2029 (c)	325	312
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (c)	78	78
Chord Energy Corp. 6.00%, 10/1/2030 (c)	1,075	1,096
Churchill Downs, Inc. 5.75%, 4/1/2030 (c)	720	718
Cinemark USA, Inc. 5.25%, 7/15/2028 (c)	756	753
Cipher Compute LLC 7.13%, 11/15/2030 (c)	1,484	1,538
Citigroup, Inc.
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	2,805	2,795
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	1,950	1,752
Clarios Global LP
6.75%, 5/15/2028 (c)	1,647	1,676
6.75%, 2/15/2030 (c)	34	35
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	1,186	1,145
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/2030 (c)	1,261	1,313
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
7.13%, 2/15/2031 (c)	706	734
Cleveland-Cliffs, Inc.
6.88%, 11/1/2029 (c)	1,592	1,622
6.75%, 4/15/2030 (c)	115	113
Cloud Software Group, Inc.
6.50%, 3/31/2029 (c)	3,610	3,515
9.00%, 9/30/2029 (c)	1,597	1,568
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (c)	11	11
6.88%, 1/15/2030 (c)	439	429
8.75%, 4/15/2030 (c)	1,493	1,355
Coherent Corp. 5.00%, 12/15/2029 (c)	552	546
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	1,345	1,290
Community Health Systems, Inc. 5.25%, 5/15/2030 (c)	1,607	1,517
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	1,110	1,159
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	983	983
5.88%, 1/15/2030 (c)	362	351
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (c)	1,159	1,114
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (e)	2	2
CoreCivic, Inc. 8.25%, 4/15/2029	999	1,041
CoreWeave, Inc.
9.25%, 6/1/2030 (a) (c)	1,763	1,785
9.00%, 2/1/2031 (a) (c)	1,027	1,020
CP Atlas Buyer, Inc. 9.75%, 7/15/2030 (a) (c)	970	902
Credit Acceptance Corp.
9.25%, 12/15/2028 (c)	78	81
6.63%, 3/15/2030 (a) (c)	1,316	1,312
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (c)	1,160	1,140
Crown Americas LLC 5.25%, 4/1/2030	96	96
CSC Holdings LLC
11.25%, 5/15/2028 (c)	294	239
11.75%, 1/31/2029 (c)	1,560	1,117
CVR Energy, Inc. 7.50%, 2/15/2031 (c)	1,114	1,128
CVR Partners LP 6.13%, 6/15/2028 (c)	852	851
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Darling Ingredients, Inc. 6.00%, 6/15/2030 (c)	1,297	1,308
Delek Logistics Partners LP 8.63%, 3/15/2029 (c)	1,366	1,425
Directv Financing LLC
5.88%, 8/15/2027 (c)	1,525	1,526
8.88%, 2/1/2030 (c)	2,346	2,386
10.00%, 2/15/2031 (c)	650	676
Discovery Communications LLC
3.95%, 3/20/2028	501	493
4.13%, 5/15/2029	851	830
3.63%, 5/15/2030	1,820	1,711
Discovery Global Holdings, Inc.
3.76%, 3/15/2027	109	108
4.05%, 3/15/2029	85	83
4.30%, 1/17/2030	EUR888	1,033
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (c)	2,400	2,372
EchoStar Corp. 10.75%, 11/30/2029	1,366	1,483
Edged Compute LLC 7.50%, 4/30/2031 (c)	1,560	1,530
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (e)	445	457
Elastic NV 4.13%, 7/15/2029 (c)	1,009	958
EMRLD Borrower LP 6.63%, 12/15/2030 (c)	973	996
Encore Capital Group, Inc. 9.25%, 4/1/2029 (c)	1,199	1,253
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (e)	450	462
Entegris, Inc. 5.95%, 6/15/2030 (c)	755	764
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	1,351	1,401
Esab Corp. 6.25%, 4/15/2029 (c)	1,076	1,090
Excelerate Energy LP 8.00%, 5/15/2030 (c)	538	571
Ferrellgas LP 5.88%, 4/1/2029 (c)	1,208	1,179
Fertitta Entertainment LLC 4.63%, 1/15/2029 (c)	907	883
First Student Bidco, Inc. 4.00%, 7/31/2029 (c)	165	158
FirstCash, Inc. 5.63%, 1/1/2030 (c)	1,047	1,042
Fiserv Funding ULC 2.88%, 6/15/2028	EUR1,865	2,164
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Flash Compute LLC 7.25%, 12/31/2030 (c)	810	826
Ford Motor Credit Co. LLC 5.75%, 4/6/2033	377	374
Freedom Mortgage Corp.
6.63%, 1/15/2027 (c)	1,207	1,206
12.25%, 10/1/2030 (c)	94	102
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (c)	464	481
FS KKR Capital Corp.
3.13%, 10/12/2028 (a)	788	738
6.88%, 8/15/2029	1,537	1,532
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (c)	1,074	1,074
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	1,178	1,111
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	1,468	1,474
Genesis Energy LP 8.25%, 1/15/2029	1,391	1,446
Genting New York LLC 7.25%, 10/1/2029 (c)	1,048	1,064
GEO Group, Inc. (The) 10.25%, 4/15/2031	49	53
Getty Images, Inc. 10.50%, 11/15/2030 (c)	1,224	1,085
GFL Environmental, Inc. 4.38%, 8/15/2029 (c)	1,558	1,524
Goldman Sachs Group, Inc. (The) 0.88%, 1/21/2030 (b)	EUR2,455	2,637
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	329	316
Gray Media, Inc. 10.50%, 7/15/2029 (c)	1,394	1,480
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	1,064	1,036
HCA, Inc. 4.70%, 5/15/2031	1,190	1,184
Herc Holdings, Inc.
6.63%, 6/15/2029 (c)	1,118	1,146
7.00%, 6/15/2030 (c)	1,181	1,229
Hertz Corp. (The) 12.63%, 7/15/2029 (c)	1,300	1,226
Hess Midstream Operations LP 6.50%, 6/1/2029 (c)	545	558
Hilcorp Energy I LP 5.75%, 2/1/2029 (c)	1,035	1,034
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (c)	312	316
Hilton Grand Vacations Borrower LLC 5.00%, 6/1/2029 (c)	532	515
HLF Financing SARL LLC 4.88%, 6/1/2029 (c)	811	763
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	19

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
HUB International Ltd. 7.25%, 6/15/2030 (c)	2,437	2,521
Hyundai Capital America 4.30%, 9/24/2027 (c)	71	71
Icahn Enterprises LP
4.38%, 2/1/2029	927	813
10.00%, 11/15/2029 (c)	770	777
9.00%, 6/15/2030	62	60
ICITII 6.00%, 1/31/2033 ‡ (c)	10	4
ION Platform Finance US, Inc.
8.75%, 5/1/2029 (c)	53	49
9.50%, 5/30/2029 (c)	1,371	1,282
Iron Mountain, Inc. REIT, 7.00%, 2/15/2029 (c)	1,064	1,087
ITT Holdings LLC 6.50%, 8/1/2029 (c)	1,509	1,488
Jane Street Group 4.50%, 11/15/2029 (c)	1,188	1,154
KeHE Distributors LLC 9.00%, 2/15/2029 (c)	1,265	1,322
Kennedy-Wilson, Inc. 4.75%, 2/1/2030	398	392
Kinetik Holdings LP
6.63%, 12/15/2028 (c)	1,790	1,826
5.88%, 6/15/2030 (c)	78	78
LABL, Inc. 5.88%, 11/1/2028 (c) (k)	820	353
LifePoint Health, Inc. 9.88%, 8/15/2030 (c)	458	486
Lithia Motors, Inc. 3.88%, 6/1/2029 (c)	1,192	1,142
Madison IAQ LLC 4.13%, 6/30/2028 (c)	619	610
Magnera Corp. 4.75%, 11/15/2029 (a) (c)	1,100	1,008
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (c)	1,519	1,536
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	1,270	1,260
Medline Borrower LP 5.25%, 10/1/2029 (c)	1,963	1,954
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (c)	2,712	2,711
Meta Platforms, Inc.
4.55%, 5/15/2031	1,439	1,439
4.60%, 11/15/2032	1,338	1,322
MGM Resorts International
4.75%, 10/15/2028	559	554
6.13%, 9/15/2029	32	32
Millrose Properties, Inc. REIT, 6.38%, 8/1/2030 (c)	788	798
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
MIWD Holdco II LLC 5.50%, 2/1/2030 (a) (c)	1,122	1,035
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030 (c)	1,119	1,165
11.88%, 4/15/2031 (c)	504	541
Molina Healthcare, Inc. 6.50%, 2/15/2031 (c)	1,254	1,276
Morgan Stanley (SOFR + 1.18%), 5.07%, 1/30/2037 (e)	849	831
Morgan Stanley Bank NA (SOFR + 0.93%), 4.97%, 7/14/2028 (e)	250	251
Nabors Industries, Inc. 9.13%, 1/31/2030 (c)	1,077	1,131
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (c)	1,428	1,494
Navient Corp.
5.50%, 3/15/2029	1,452	1,396
9.38%, 7/25/2030	97	101
NCL Corp. Ltd.
7.75%, 2/15/2029 (c)	892	931
5.88%, 1/15/2031 (c)	942	917
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	1,386	1,475
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (c)	2,106	2,130
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (c)	1,051	1,042
Newell Brands, Inc.
8.50%, 6/1/2028 (c)	1,216	1,271
6.63%, 9/15/2029	469	469
6.38%, 5/15/2030 (a)	270	264
NextEra Energy Capital Holdings, Inc. 3.62%, 2/10/2034	EUR251	290
NGL Energy Operating LLC 8.13%, 2/15/2029 (c)	1,211	1,255
Nissan Motor Acceptance Co. LLC
2.75%, 3/9/2028 (c)	555	526
7.05%, 9/15/2028 (c)	247	253
6.13%, 9/30/2030 (c)	1,065	1,049
Noble Finance II LLC 8.00%, 4/15/2030 (c)	1,440	1,498
Novelis Corp. 6.88%, 1/30/2030 (c)	1,136	1,165
NRG Energy, Inc. 5.75%, 7/15/2029 (c)	1,203	1,202
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (c)	200	195
OneMain Finance Corp.
3.50%, 1/15/2027	1,761	1,738
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.63%, 5/15/2029	540	549
OneSky Flight LLC 8.88%, 12/15/2029 (c)	1,036	1,094
Oracle Corp.
5.70%, 2/4/2036	496	476
6.70%, 2/4/2056	1,248	1,150
Pagaya US Holdings Co. LLC 8.88%, 8/1/2030 (a) (c)	521	404
Park Intermediate Holdings LLC REIT, 5.88%, 10/1/2028 (c)	699	697
Park River Holdings, Inc. 8.00%, 3/15/2031 (c)	1,243	1,250
PBF Holding Co. LLC
6.00%, 2/15/2028	592	591
9.88%, 3/15/2030 (c)	905	972
7.88%, 9/15/2030 (c)	33	34
PennyMac Financial Services, Inc.
4.25%, 2/15/2029 (c)	137	131
7.88%, 12/15/2029 (c)	95	99
Penske Automotive Group, Inc. 3.75%, 6/15/2029	1,050	1,007
Performance Food Group, Inc. 4.25%, 8/1/2029 (c)	901	874
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (c)	1,113	1,124
PG&E Corp. 5.00%, 7/1/2028	1,064	1,059
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (c)	214	216
Phinia, Inc. 6.75%, 4/15/2029 (c)	1,028	1,052
PRA Group, Inc. 8.88%, 1/31/2030 (c)	474	490
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	1,488	1,543
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (c)	863	864
4.38%, 4/30/2029 (c)	155	151
Rand Parent LLC 8.50%, 2/15/2030 (c)	1,187	1,233
Realty Income Corp. REIT, 4.88%, 7/6/2030	EUR1,600	1,969
Reworld Holding Corp. 4.88%, 12/1/2029 (c)	1,165	1,113
Rithm Capital Corp. REIT, 8.00%, 4/1/2029 (c)	1,011	1,016
RLJ Lodging Trust LP REIT, 3.75%, 7/1/2026 (c)	999	997
ROBLOX Corp. 3.88%, 5/1/2030 (c)	1,408	1,334
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Rocket Cos., Inc.
6.50%, 8/1/2029 (c)	650	662
6.13%, 8/1/2030 (c)	17	17
Rocket Mortgage LLC 2.88%, 10/15/2026 (c)	1,751	1,735
Rocket Software, Inc. 9.00%, 11/28/2028 (c)	1,213	1,207
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	1,374	1,418
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	250	251
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (c)	853	876
Sabre GLBL, Inc. 11.13%, 7/15/2030 (c)	930	800
SBA Communications Corp. REIT, 3.13%, 2/1/2029	1,630	1,569
Scientific Games Holdings LP 6.63%, 3/1/2030 (c)	1,198	1,011
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (c)	801	759
Sirius XM Radio LLC 4.00%, 7/15/2028 (c)	1,905	1,850
SLM Corp. 3.13%, 11/2/2026	1,057	1,044
SM Energy Co.
6.75%, 8/1/2029 (c)	932	956
8.63%, 11/1/2030 (c)	670	709
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	939	919
Sotheby's 8.25%, 4/15/2031 (c)	1,087	1,056
Southern Power Co.
1.85%, 6/20/2026	EUR150	176
Series B, 4.90%, 10/1/2035	370	358
Stagwell Global LLC 5.63%, 8/15/2029 (c)	1,462	1,391
Staples, Inc. 10.75%, 9/1/2029 (c)	1,996	1,908
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	1,130	1,093
Star Parent, Inc. 9.00%, 10/1/2030 (c)	1,317	1,380
Starwood Property Trust, Inc.
REIT, 7.25%, 4/1/2029 (c)	1,504	1,559
REIT, 6.50%, 7/1/2030 (c)	332	340
Stellantis Financial Services US Corp. 5.40%, 9/15/2030 (c)	471	465
StoneX Group, Inc. 7.88%, 3/1/2031 (c)	326	343
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	174	160
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	21

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Sunoco LP
7.00%, 9/15/2028 (c)	2,148	2,199
4.50%, 4/30/2030	161	156
4.63%, 5/1/2030 (c)	472	459
5.63%, 3/15/2031 (c)	782	785
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (c)	3,093	3,035
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (c)	262	275
Talos Production, Inc. 9.38%, 2/1/2031 (c)	55	59
Tenet Healthcare Corp. 6.13%, 10/1/2028	2,386	2,392
Tenneco, Inc. 8.00%, 11/17/2028 (c)	1,789	1,810
Tidewater, Inc. 9.13%, 7/15/2030 (c)	1,061	1,142
Time Warner Cable LLC 5.50%, 9/1/2041	2,650	2,285
TKC Holdings, Inc. 8.50%, 8/15/2030 (c)	1,413	1,446
Toyota Motor Credit Corp. 4.05%, 9/5/2028	47	47
TransDigm, Inc.
6.75%, 8/15/2028 (c)	850	861
4.63%, 1/15/2029	3,633	3,585
6.38%, 3/1/2029 (c)	251	256
Travel + Leisure Co.
6.63%, 7/31/2026 (c)	1,061	1,061
4.50%, 12/1/2029 (c)	27	26
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	1,089	1,118
UKG, Inc. 6.88%, 2/1/2031 (c)	1,555	1,514
United Airlines Holdings, Inc.
4.88%, 3/1/2029	1,344	1,324
5.38%, 3/1/2031 (a)	647	638
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (c)	1,052	1,048
5.50%, 4/15/2029 (c)	12	11
Uniti Group LP REIT, 4.75%, 4/15/2028 (c)	626	624
Univision Communications, Inc.
4.50%, 5/1/2029 (c)	1,576	1,504
7.38%, 6/30/2030 (c)	1,277	1,276
US Acute Care Solutions LLC 9.75%, 5/15/2029 (c)	1,128	1,066
US Bancorp (SOFR + 1.88%), 6.79%, 10/26/2027 (e)	250	253
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
US Foods, Inc.
6.88%, 9/15/2028 (c)	295	301
4.75%, 2/15/2029 (c)	625	618
USA Compression Partners LP 7.13%, 3/15/2029 (c)	1,310	1,354
UWM Holdings LLC 6.63%, 2/1/2030 (c)	1,199	1,151
Vail Resorts, Inc. 5.63%, 7/15/2030 (c)	228	227
Valaris Ltd. 8.38%, 4/30/2030 (c)	1,201	1,252
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (c)	349	343
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (c)	638	611
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	320	327
9.50%, 2/1/2029 (c)	1,592	1,737
7.00%, 1/15/2030 (a) (c)	1,723	1,772
Venture Global Plaquemines LNG LLC 6.13%, 12/15/2030 (c)	1,452	1,497
Veritiv Operating Co. 10.50%, 11/30/2030 (c)	1,342	1,414
Versant Media Group, Inc. 7.25%, 1/30/2031 (c)	1,327	1,378
Vertiv Group Corp. 4.13%, 11/15/2028 (c)	176	174
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (c)	1,111	1,070
VoltaGrid LLC 7.38%, 11/1/2030 (c)	1,497	1,554
VT Topco, Inc. 8.50%, 8/15/2030 (a) (c)	298	305
Wayfair LLC
7.25%, 10/31/2029 (c)	1,439	1,475
7.75%, 9/15/2030 (c)	182	189
WBI Operating LLC 6.25%, 10/15/2030 (c)	1,243	1,260
Wells Fargo & Co. (EURIBOR 3 Month + 0.73%), 2.77%, 7/23/2029 (b) (e)	EUR2,038	2,364
WESCO Distribution, Inc. 7.25%, 6/15/2028 (c)	1,209	1,212
Whirlpool Corp. 6.13%, 6/15/2030	1,127	1,105
William Carter Co. (The) 7.38%, 2/15/2031 (c)	707	727
Williams Scotsman, Inc.
4.63%, 8/15/2028 (c)	1,342	1,328
6.63%, 6/15/2029 (c)	54	55
6.63%, 4/15/2030 (c)	13	13
Windsor Holdings III LLC 8.50%, 6/15/2030 (c)	907	947
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
WPC Eurobond BV REIT, 1.35%, 4/15/2028	EUR2,350	2,655
WULF Compute LLC 7.75%, 10/15/2030 (c)	1,451	1,525
Wynn Resorts Finance LLC 7.13%, 2/15/2031 (c)	84	89
XPLR Infrastructure Operating Partners LP
7.25%, 1/15/2029 (a) (c)	1,219	1,268
8.38%, 1/15/2031 (c)	467	499
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	819	534
		346,346
Total Corporate Bonds (Cost $459,610)		465,127
Foreign Government Securities — 12.1%
Australia — 0.3%
New South Wales Treasury Corp. 4.75%, 2/20/2035 (b)	AUD5,585	3,803
Treasury Corp. of Victoria 2.25%, 9/15/2033 (b)	AUD6,715	3,895
		7,698
Belgium — 0.2%
Dexia SA 0.25%, 12/10/2026 (b)	GBP4,200	5,579
Brazil — 0.2%
Federative Republic of Brazil 10.00%, 1/1/2033	BRL3,486	594
Notas do Tesouro Nacional
10.00%, 1/1/2029	BRL16,868	3,150
10.00%, 1/1/2031	BRL11,055	1,962
10.00%, 1/1/2035	BRL5,050	835
		6,541
Canada — 1.4%
Province of Alberta 2.90%, 12/1/2028	CAD410	300
Province of British Columbia 2.95%, 6/18/2050	CAD505	276
Province of Ontario
0.01%, 11/25/2030 (b)	EUR5,800	5,934
3.80%, 12/2/2034	CAD21,944	16,109
Province of Quebec 4.00%, 9/1/2035	CAD21,435	15,806
		38,425
China — 0.2%
People's Republic of China
2.11%, 8/25/2034	CNY7,040	1,062
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

China — continued
2.04%, 11/25/2034	CNY4,030	605
1.83%, 8/25/2035	CNY5,290	778
1.98%, 4/25/2045	CNY4,520	635
3.12%, 10/25/2052	CNY3,120	529
2.15%, 8/25/2055	CNY5,570	791
		4,400
Colombia — 0.2%
Republic of Colombia
11.00%, 8/22/2029	COP3,188,000	803
7.75%, 9/18/2030	COP3,332,300	729
7.00%, 3/26/2031	COP2,568,900	537
7.00%, 6/30/2032	COP5,060,700	1,003
13.25%, 2/9/2033	COP1,786,400	473
11.75%, 1/24/2035	COP2,879,400	710
		4,255
Czech Republic — 0.3%
Czech Republic
4.50%, 11/11/2032	CZK113,550	5,423
2.00%, 10/13/2033	CZK60,720	2,423
3.50%, 5/30/2035	CZK10	—
		7,846
Ecuador — 0.0% ^
Republic of Ecuador
8.75%, 1/29/2034 (c)	402	410
9.25%, 1/29/2039 (c)	200	207
		617
El Salvador — 0.0% ^
Republic of El Salvador 7.65%, 6/15/2035 (b)	267	274
France — 0.0% ^
French Republic 2.70%, 2/25/2031 (b)	EUR5	6
Germany — 2.6%
Bundesobligation 2.20%, 10/10/2030 (b)	EUR5,180	5,950
Bundesrepublik Deutschland
2.60%, 8/15/2035 (b)	EUR13,150	14,936
2.90%, 2/15/2036 (b)	EUR7,085	8,225
2.90%, 8/15/2056 (b)	EUR4,083	4,233
Bundesschatzanweisungen
2.20%, 3/11/2027 (b)	EUR20,060	23,481
2.00%, 12/16/2027 (b)	EUR12,690	14,745
		71,570
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	23

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ghana — 0.0% ^
Republic of Ghana 5.00%, 7/3/2035 (b) (j)	550	504
Hungary — 0.2%
Hungary Government Bond
2.13%, 9/22/2031 (c)	1,158	1,004
4.75%, 11/24/2032	HUF828,220	2,495
1.75%, 6/5/2035 (b)	EUR300	289
7.00%, 10/24/2035	HUF336,920	1,162
		4,950
India — 0.3%
Republic of India
7.02%, 6/18/2031	INR375,600	3,972
7.10%, 4/8/2034	INR262,610	2,778
7.30%, 6/19/2053	INR127,960	1,298
		8,048
Indonesia — 0.4%
Republic of Indonesia
6.50%, 2/15/2031	IDR53,960,000	3,088
6.38%, 4/15/2032	IDR29,028,000	1,648
7.00%, 2/15/2033	IDR5,993,000	351
6.63%, 2/15/2034	IDR77,224,000	4,414
7.50%, 6/15/2035	IDR16,011,000	966
6.75%, 7/15/2035	IDR15,520,000	889
		11,356
Italy — 0.7%
Buoni Poliennali del Tesoro
3.65%, 8/1/2035 (b)	EUR5,648	6,568
4.30%, 10/1/2054 (b)	EUR11,070	12,484
		19,052
Ivory Coast — 0.0% ^
Republic of Cote d'Ivoire 6.75%, 2/25/2041 (c)	492	453
Japan — 0.9%
Japan Bank for International Cooperation 1.63%, 1/20/2027	96	94
Japan Government Bond
1.50%, 6/20/2035	JPY122,550	724
1.50%, 9/20/2043	JPY3,543,850	17,391
2.30%, 12/20/2054	JPY430,000	2,057
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Japan — continued
1.40%, 3/20/2055	JPY296,250	1,123
2.40%, 3/20/2055	JPY848,900	4,152
		25,541
Malaysia — 0.3%
Malaysia Government Bond
2.63%, 4/15/2031	MYR16,570	4,033
3.83%, 7/5/2034	MYR7,285	1,864
4.18%, 5/16/2044	MYR2,516	650
4.74%, 3/15/2046	MYR3,636	1,007
		7,554
Mexico — 1.0%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	400	403
Mex Bonos Desarr Fix Rt
8.50%, 3/1/2029	MXN40,182	2,319
7.75%, 5/29/2031	MXN259,170	14,266
7.50%, 5/26/2033	MXN128,410	6,767
8.00%, 2/21/2036	MXN31,600	1,665
7.75%, 11/13/2042	MXN22,990	1,105
United Mexican States 2.66%, 5/24/2031	1,110	988
		27,513
Peru — 0.1%
Bonos de la Tesoreria
5.40%, 8/12/2034	PEN5,431	1,497
6.85%, 8/12/2035 (b)	PEN1,305	388
5.35%, 8/12/2040	PEN4,719	1,143
		3,028
Philippines — 0.0% ^
Republic of Philippines
6.75%, 9/15/2032	PHP17,710	286
6.38%, 4/28/2035	PHP27,710	433
		719
Poland — 0.3%
Republic of Poland
4.50%, 7/25/2030	PLN2,178	587
1.25%, 10/25/2030	PLN6,139	1,436
1.75%, 4/25/2032	PLN8,055	1,810
6.00%, 10/25/2033	PLN1,894	537
5.00%, 10/25/2035	PLN15,132	3,949
		8,319
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Romania — 0.2%
Romania Government Bond
6.30%, 4/25/2029	RON9,415	2,103
6.85%, 7/29/2030	RON495	111
3.65%, 9/24/2031	RON2,085	400
6.70%, 2/25/2032	RON7,880	1,730
		4,344
South Africa — 0.2%
Republic of South Africa
8.88%, 2/28/2035	ZAR3,648	220
8.50%, 1/31/2037	ZAR20,567	1,187
9.00%, 1/31/2040	ZAR23,824	1,398
10.13%, 3/31/2042	ZAR8,080	513
8.75%, 1/31/2044	ZAR21,360	1,209
5.75%, 9/30/2049	1,105	893
		5,420
Spain — 0.3%
Bonos and Obligaciones del Estado 4.00%, 10/31/2054 (b)	EUR6,670	7,633
Thailand — 0.2%
Kingdom of Thailand
3.40%, 6/17/2036	THB54,080	1,832
3.30%, 6/17/2038	THB40,405	1,334
2.70%, 6/17/2040	THB13,700	424
2.00%, 6/17/2042	THB46,357	1,263
		4,853
United Kingdom — 1.6%
United Kingdom of Great Britain and Northern Ireland
4.13%, 3/7/2031 (b)	GBP22,790	30,470
4.50%, 3/7/2035 (b)	GBP6,037	7,950
4.38%, 7/31/2054 (b)	GBP3,925	4,345
		42,765
Total Foreign Government Securities (Cost $335,855)		329,263
	SHARES (000)
Investment Companies — 5.5%
United States — 5.5%
JPMorgan Income Fund, Class R6 Shares (l)	12,206	104,118
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
JPMorgan Small Cap Equity Fund, Class R6 Shares (l)	931	44,853
Total Investment Companies (Cost $147,580)		148,971
Exchange-Traded Funds — 3.5%
United States — 3.5%
JPMorgan Income ETF (l)(Cost $95,792)	2,095	96,677
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 3.5%
U.S. Treasury Bonds
1.25%, 5/15/2050	1,040	488
4.75%, 5/15/2055	2,910	2,798
4.75%, 8/15/2055	849	816
U.S. Treasury Notes
4.13%, 1/31/2027 (m)	74,908	75,116
3.38%, 9/15/2027	200	199
3.38%, 2/29/2028	8,267	8,195
3.63%, 10/31/2030	6,550	6,448
4.25%, 8/15/2035	1,225	1,214
Total U.S. Treasury Obligations (Cost $95,579)		95,274
	SHARES (000)
Closed End Funds — 0.5%
Canada — 0.5%
Sprott Physical Gold Trust *(Cost $13,643)	374	13,107
	PRINCIPAL AMOUNT ($000)
Asset-Backed Securities — 0.4%
United States — 0.4%
American Credit Acceptance Receivables Trust
Series 2026-1, Class C, 4.55%, 1/12/2033 (c)	865	860
Series 2026-1, Class D, 5.10%, 1/12/2033 (c)	784	779
Aqua Finance Issuer Trust Series 2025-B, Class A, 4.79%, 5/17/2051 (c)	578	579
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	25

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C, 4.44%, 11/17/2031	364	361
Series 2026-1, Class D, 4.99%, 11/17/2031	442	439
Exeter Automobile Receivables Trust
Series 2026-1A, Class C, 4.40%, 5/17/2032	348	344
Series 2026-1A, Class D, 5.00%, 5/17/2032	691	684
GS Mortgage-Backed Securities Trust Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (c) (j)	275	272
Lendmark Funding Trust Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	1,407	1,408
Oportun Issuance Trust Series 2026-A, Class A, 4.32%, 1/9/2034 (c)	937	931
Progress Residential Trust Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (c)	1,295	1,223
RCKT Mortgage Trust
Series 2025-CES11, Class A1A, 4.97%, 11/25/2055 (c) (j)	830	827
Series 2025-CES12, Class A1A, 5.03%, 11/25/2055 (c) (j)	695	693
Santander Drive Auto Receivables Trust Series 2025-3, Class C, 4.68%, 9/15/2031	313	313
Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class A, 4.72%, 4/20/2044 (c)	160	160
Total Asset-Backed Securities (Cost $9,896)		9,873
Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
CHL Mortgage Pass-Through Trust Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 4.37%, 4/25/2036 (n)	—	—
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (c) (j)	243	236
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.14%, 1/25/2047 (n)	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 5.19%, 11/25/2035 (n)	—	—
LHOME Mortgage Trust Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (c) (j)	830	823
New Residential Mortgage Loan Trust Series 2026-NQM1, Class A1, 4.82%, 11/25/2065 (c) (n)	917	910
OBX Trust Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (c) (j)	1,145	1,139
Total Collateralized Mortgage Obligations (Cost $3,126)		3,108
	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.1%
Call Options Purchased — 0.1%
United States — 0.1%
Invesco S&P 500 Equal Weight ETF
6/18/2026 at USD 205.00, American Style
Notional Amount: USD 135,491
Counterparty: Exchange-Traded *(Cost $3,990)	6,660	2,631
	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Supranational — 0.1%
Asian Development Bank, 3.40%, 9/10/2027 (b)(Cost $2,208)	AUD3,030	2,136
Commercial Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (n)	107	101
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (n)	156	145
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (c) (n)	177	180
Total Commercial Mortgage-Backed Securities (Cost $440)		426
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.0% ‡ (o) ^
United States — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2026 (k) (n)	14	—
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.83% (PIK)), 19.49%, 6/30/2026 (e) (h)	31	30
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR), 11.02%, 12/29/2028 (e)	1,125	240
(3-MONTH CME TERM SOFR), 11.02%, 12/29/2028 (e)	269	— (d)
Total Loan Assignments (Cost $1,414)		270
Short-Term Investments — 6.5%
Commercial Paper — 0.1%
Danske Bank A/S, 4.20%, 3/19/2027 (c) (p)	250	241
Federation des Caisses Desjardins du Quebec, 3.86%, 3/2/2027 (c) (p)	250	242
Nutrien Ltd., 4.05%, 5/28/2026 (c) (p)	250	249
Royal Bank of Canada, 4.20%, 3/24/2027 (c) (p)	250	241
RWE AG, 4.60%, 4/20/2027 (c) (p)	250	239
Svenska Handelsbanken AB, 4.08%, 4/13/2027 (c) (p)	250	241
Total Commercial Paper (Cost $1,453)		1,453
	SHARES (000)
Investment Companies — 4.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (l) (q) (Cost $126,522)	126,507	126,532
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (l) (q) (Cost $31,163)	31,163	31,163
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.6%
U.S. Treasury Bills, 3.62%, 6/23/2026 (p) (Cost $17,169)	17,260	17,168
Total Short-Term Investments (Cost $176,307)		176,316
Total Investments — 100.8% (Cost $2,283,468)		2,743,720
Liabilities in Excess of Other Assets — (0.8)%		(22,202)
NET ASSETS — 100.0%		2,721,518

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CME	Chicago Mercantile Exchange
CNY	China Yuan
COP	Colombian Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
CZK	Czech Republic Koruna
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GDR	Global Depositary Receipt
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PLN	Polish Zloty
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	27

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
RON	Romanian Leu
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
THB	Thai Baht
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $28,917.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of April 30, 2026.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of April 30, 2026.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
April 30, 2026 is $2,211 or 0.08% of the Fund’s net
assets as of April 30, 2026.

(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of April 30, 2026.

(k)	Defaulted security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of April 30, 2026.

(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	The rate shown is the effective yield as of April 30, 2026.
(q)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	12.0%
Semiconductors & Semiconductor Equipment	7.6
Banks	7.4
Fixed Income	7.3
U.S. Treasury Notes	3.3
Oil, Gas & Consumable Fuels	3.3
Interactive Media & Services	2.9
Capital Markets	2.7
Technology Hardware, Storage & Peripherals	2.3
Software	2.1
Broadline Retail	2.0
Insurance	2.0
Hotels, Restaurants & Leisure	1.9
Financial Services	1.8
Pharmaceuticals	1.8
U.S. Equity	1.6
Specialty Retail	1.5
Machinery	1.4
Electronic Equipment, Instruments & Components	1.3
Electric Utilities	1.3
Media	1.3
Health Care Providers & Services	1.2
Diversified Telecommunication Services	1.2
Aerospace & Defense	1.2
Consumer Finance	1.2
Metals & Mining	1.1
Automobiles	1.0
Others (each less than 1.0%)	17.9
Short-Term Investments	6.4
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Funds	April 30, 2026

Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, can be found in financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of April 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	35	06/08/2026	EUR	4,741	(5)
Euro-BTP	136	06/08/2026	EUR	18,669	(201)
Euro-Bund	280	06/08/2026	EUR	41,166	(159)
Euro-OAT	192	06/08/2026	EUR	26,849	(538)
Euro-Schatz	131	06/08/2026	EUR	16,258	(30)
Short-Term Euro-BTP	90	06/08/2026	EUR	11,197	(66)
TOPIX Index	337	06/11/2026	JPY	80,238	2,797
Japan 10 Year Bond Mini	373	06/12/2026	JPY	30,854	(260)
Australia 10 Year Bond	228	06/15/2026	AUD	17,574	(244)
Foreign Exchange JPY/USD	535	06/15/2026	USD	42,864	356
Japan 10 Year Bond	243	06/15/2026	JPY	201,021	(1,337)
Foreign Exchange CAD/USD	510	06/16/2026	USD	37,618	(45)
Korea 10 Year Bond	185	06/16/2026	KRW	13,582	(125)
S&P / TSX 60 Index	206	06/18/2026	CAD	60,149	3,071
S&P 500 E-Mini Equal Weight Index	347	06/18/2026	USD	57,349	1,772
S&P 500 E-Mini Index	828	06/18/2026	USD	299,695	19,809
S&P E-Mini Communication Services Index	256	06/18/2026	USD	39,165	(257)
U.S. Treasury 10 Year Ultra Note	1,084	06/18/2026	USD	122,339	(2,328)
U.S. Treasury Long Bond	5	06/18/2026	USD	564	(4)
XAE Energy Index	450	06/18/2026	USD	56,484	1,715
XAF Financial Index	36	06/18/2026	USD	5,807	329
XAI E-Mini Industrial Select Sector	150	06/18/2026	USD	26,524	1,594
Xak Technology Equity Index	151	06/18/2026	USD	48,728	4,691
XAV Health Care Index	53	06/18/2026	USD	7,843	(93)
Canada 5 Year Bond	57	06/19/2026	CAD	4,740	(82)
FTSE 100 Index	168	06/19/2026	GBP	23,726	(268)
MSCI EAFE Index	31	06/19/2026	USD	4,718	167
Long Gilt	881	06/26/2026	GBP	103,806	(5,622)
U.S. Treasury 5 Year Note	960	06/30/2026	USD	103,530	(1,921)
					22,716
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	29

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bund	(1,209)	06/08/2026	EUR	(177,751)	2,919
Euro-Buxl 30 Year Bond	(12)	06/08/2026	EUR	(1,532)	37
Australia 10 Year Bond	(1,087)	06/15/2026	AUD	(83,786)	1,181
DJ US Real Estate Index	(884)	06/18/2026	USD	(34,450)	(785)
Russell 2000 E-Mini Index	(311)	06/18/2026	USD	(43,655)	(4,776)
SPI 200 Index	(529)	06/18/2026	AUD	(83,702)	(663)
U.S. Treasury 10 Year Note	(979)	06/18/2026	USD	(108,271)	717
U.S. Treasury 10 Year Ultra Note	(28)	06/18/2026	USD	(3,160)	18
U.S. Treasury Ultra Bond	(68)	06/18/2026	USD	(7,816)	333
XAB Materials Equity Index	(189)	06/18/2026	USD	(20,731)	(1,359)
XAP Consumer Staples Index	(426)	06/18/2026	USD	(36,329)	(76)
XAU Utilities Index	(355)	06/18/2026	USD	(33,704)	(312)
XAY Consumer Discretionary Index	(109)	06/18/2026	USD	(26,184)	(2,140)
Canada 10 Year Bond	(783)	06/19/2026	CAD	(68,711)	432
EURO STOXX 50 Index	(1,119)	06/19/2026	EUR	(76,776)	(3,829)
MSCI Emerging Markets Index	(491)	06/19/2026	USD	(39,327)	53
U.S. Treasury 2 Year Note	(123)	06/30/2026	USD	(25,476)	72
U.S. Treasury 5 Year Note	(210)	06/30/2026	USD	(22,647)	255
					(7,923)
					14,793

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Republic Won
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Funds	April 30, 2026

Forward foreign currency exchange contracts outstanding as of April 30, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	1,431	USD	1,003	Goldman Sachs International	6/2/2026	27
AUD	7,699	USD	5,459	Merrill Lynch International	6/2/2026	80
CAD	545	EUR	341	Goldman Sachs International	6/2/2026	1
CAD	821	SEK	5,496	Citibank, NA	6/2/2026	9
CAD	812	USD	596	Citibank, NA	6/2/2026	3
EUR	712	USD	833	Goldman Sachs International	6/2/2026	4
EUR	2,031	USD	2,381	Morgan Stanley	6/2/2026	6
GBP	444	EUR	508	Goldman Sachs International	6/2/2026	6
GBP	66	USD	90	HSBC Bank, NA	6/2/2026	1
HUF	2,596,144	USD	8,239	Morgan Stanley	6/2/2026	113
ILS	6,470	USD	2,140	Goldman Sachs International	6/2/2026	55
JPY	47,313	EUR	253	BNP Paribas	6/2/2026	6
JPY	8,852,586	USD	55,879	BNP Paribas	6/2/2026	815
NOK	11,661	USD	1,235	Morgan Stanley	6/2/2026	24
NZD	506	EUR	253	BNP Paribas	6/2/2026	2
NZD	503	EUR	252	Citibank, NA	6/2/2026	1
NZD	23,677	USD	13,959	Barclays Bank plc	6/2/2026	42
NZD	2,037	USD	1,191	HSBC Bank, NA	6/2/2026	14
USD	1,134	EUR	964	Barclays Bank plc	6/2/2026	1
USD	3,596	EUR	3,052	Citibank, NA	6/2/2026	9
USD	7,093	HUF	2,189,769	Citibank, NA	6/2/2026	48
USD	2,547	MXN	44,066	Goldman Sachs International	6/2/2026	31
USD	598	SEK	5,460	Citibank, NA	6/2/2026	6
USD	1,421	SGD	1,802	Goldman Sachs International	6/2/2026	2
AUD	188	USD	135	Barclays Bank plc	6/22/2026	— (a)
AUD	826	USD	581	Morgan Stanley	6/22/2026	13
AUD	1,127	USD	793	Standard Chartered Bank	6/22/2026	17
BRL	3,156	USD	602	BNP Paribas**	6/22/2026	26
BRL	9,641	USD	1,799	Standard Chartered Bank**	6/22/2026	124
CLP	120,641	USD	132	Barclays Bank plc**	6/22/2026	2
CLP	954,043	USD	1,043	BNP Paribas**	6/22/2026	17
CLP	187,899	USD	204	State Street Corp.**	6/22/2026	5
CNY	36,971	USD	5,392	Merrill Lynch International**	6/22/2026	20
COP	788,683	USD	210	Barclays Bank plc**	6/22/2026	4
COP	3,692,511	USD	983	BNP Paribas**	6/22/2026	21
COP	2,834,559	USD	759	Citibank, NA**	6/22/2026	11
CZK	2,635	USD	126	Barclays Bank plc	6/22/2026	1
CZK	57,575	USD	2,706	Morgan Stanley	6/22/2026	68
EUR	114	RON	584	Barclays Bank plc	6/22/2026	2
EUR	914	USD	1,072	BNP Paribas	6/22/2026	3
EUR	702	USD	809	Morgan Stanley	6/22/2026	18
EUR	456	USD	527	Standard Chartered Bank	6/22/2026	9
GBP	733	USD	989	Barclays Bank plc	6/22/2026	10
GBP	99	USD	135	Standard Chartered Bank	6/22/2026	1
HUF	88,879	EUR	225	Barclays Bank plc	6/22/2026	22
HUF	43,114	EUR	113	Standard Chartered Bank	6/22/2026	6
HUF	634,955	USD	1,850	HSBC Bank, NA	6/22/2026	191
INR	39,196	USD	409	BNP Paribas**	6/22/2026	1
KRW	399,121	USD	269	Barclays Bank plc**	6/22/2026	2
KRW	700,371	USD	476	BNP Paribas**	6/22/2026	— (a)
KRW	470,861	USD	316	HSBC Bank (Hong Kong)**	6/22/2026	4
MXN	11,637	USD	655	Barclays Bank plc	6/22/2026	9
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	31

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
MXN	4,169	USD	232	Goldman Sachs International	6/22/2026	6
MXN	52,036	USD	2,898	Morgan Stanley	6/22/2026	68
MXN	13,963	USD	780	Standard Chartered Bank	6/22/2026	15
PLN	768	USD	208	Goldman Sachs International	6/22/2026	4
PLN	1,954	USD	539	HSBC Bank, NA	6/22/2026	— (a)
PLN	11,296	USD	3,031	Morgan Stanley	6/22/2026	85
RON	3,527	USD	790	Goldman Sachs International	6/22/2026	4
RON	4,343	USD	977	HSBC Bank, NA	6/22/2026	— (a)
SGD	167	USD	131	Merrill Lynch International	6/22/2026	1
USD	286	COP	1,040,086	Goldman Sachs International**	6/22/2026	3
USD	265	CZK	5,465	BNP Paribas	6/22/2026	2
USD	160	CZK	3,299	Citibank, NA	6/22/2026	1
USD	321	CZK	6,613	Goldman Sachs International	6/22/2026	3
USD	588	CZK	12,111	Morgan Stanley	6/22/2026	4
USD	907	IDR	15,539,608	BNP Paribas**	6/22/2026	10
USD	154	IDR	2,609,158	Citibank, NA**	6/22/2026	3
USD	656	IDR	11,239,119	State Street Corp.**	6/22/2026	8
USD	529	INR	49,050	Barclays Bank plc**	6/22/2026	16
USD	130	INR	12,167	BNP Paribas**	6/22/2026	3
USD	159	INR	14,813	Standard Chartered Bank**	6/22/2026	4
USD	273	KRW	401,017	Barclays Bank plc**	6/22/2026	— (a)
USD	189	MXN	3,288	Barclays Bank plc	6/22/2026	1
USD	405	MXN	7,063	State Street Corp.	6/22/2026	3
USD	890	PEN	3,074	BNP Paribas**	6/22/2026	16
USD	481	PEN	1,635	Standard Chartered Bank**	6/22/2026	16
USD	271	PHP	16,278	BNP Paribas**	6/22/2026	6
USD	1,010	PHP	60,660	HSBC Bank (Hong Kong)**	6/22/2026	24
USD	447	PLN	1,619	Morgan Stanley	6/22/2026	— (a)
USD	175	RON	774	Goldman Sachs International	6/22/2026	1
USD	132	THB	4,253	Barclays Bank plc	6/22/2026	1
USD	272	THB	8,710	HSBC Bank, NA	6/22/2026	4
USD	268	THB	8,697	Standard Chartered Bank	6/22/2026	1
USD	404	ZAR	6,673	Merrill Lynch International	6/22/2026	5
USD	631	ZAR	10,380	Morgan Stanley	6/22/2026	10
ZAR	6,051	USD	359	Morgan Stanley	6/22/2026	3
Total unrealized appreciation						2,244
CHF	325	JPY	65,413	BNP Paribas	6/2/2026	(1)
CHF	325	JPY	65,422	Citibank, NA	6/2/2026	(2)
CHF	2,249	USD	2,895	BNP Paribas	6/2/2026	(7)
CHF	229	USD	295	Goldman Sachs International	6/2/2026	(1)
CZK	37,993	USD	1,838	Goldman Sachs International	6/2/2026	(9)
DKK	14,500	USD	2,292	HSBC Bank, NA	6/2/2026	(11)
EUR	755	CHF	694	BNP Paribas	6/2/2026	(3)
EUR	309	HUF	117,586	Goldman Sachs International	6/2/2026	(15)
EUR	27,449	USD	32,437	BNP Paribas	6/2/2026	(176)
EUR	376	USD	444	HSBC Bank, NA	6/2/2026	(2)
PLN	630	USD	175	Goldman Sachs International	6/2/2026	(1)
RON	5,877	USD	1,357	Barclays Bank plc	6/2/2026	(32)
SEK	68,075	USD	7,442	Citibank, NA	6/2/2026	(57)
THB	126,415	USD	3,950	Citibank, NA	6/2/2026	(62)
USD	825	AUD	1,172	BNP Paribas	6/2/2026	(18)
USD	1,414	AUD	1,992	Goldman Sachs International	6/2/2026	(20)
USD	4,676	CAD	6,420	BNP Paribas	6/2/2026	(56)
USD	596	CAD	814	Citibank, NA	6/2/2026	(3)
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Funds	April 30, 2026

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	298	CHF	233	BNP Paribas	6/2/2026	(1)
USD	528	CHF	415	Citibank, NA	6/2/2026	(5)
USD	6,019	EUR	5,139	BNP Paribas	6/2/2026	(21)
USD	674	EUR	574	Morgan Stanley	6/2/2026	(1)
USD	110	GBP	81	Barclays Bank plc	6/2/2026	(1)
USD	596	GBP	441	Citibank, NA	6/2/2026	(5)
USD	893	GBP	660	Goldman Sachs International	6/2/2026	(4)
USD	9,587	GBP	7,084	HSBC Bank, NA	6/2/2026	(52)
USD	96	GBP	71	Morgan Stanley	6/2/2026	(1)
USD	589	JPY	92,455	Goldman Sachs International	6/2/2026	(3)
USD	236	JPY	37,046	HSBC Bank, NA	6/2/2026	(2)
USD	335	MXN	5,881	Citibank, NA	6/2/2026	(1)
USD	587	NZD	997	BNP Paribas	6/2/2026	(2)
USD	1,586	NZD	2,709	Citibank, NA	6/2/2026	(16)
USD	1,039	SEK	9,661	Citibank, NA	6/2/2026	(9)
AUD	189	USD	136	Barclays Bank plc	6/22/2026	— (a)
CLP	121,079	USD	137	Barclays Bank plc**	6/22/2026	(2)
CNY	5,537	USD	816	BNP Paribas**	6/22/2026	(5)
EUR	113	HUF	44,040	BNP Paribas	6/22/2026	(9)
HUF	83,663	EUR	229	BNP Paribas	6/22/2026	(1)
IDR	4,469,164	USD	262	Barclays Bank plc**	6/22/2026	(5)
IDR	20,334,051	USD	1,199	Standard Chartered Bank**	6/22/2026	(26)
INR	48,774	USD	518	BNP Paribas**	6/22/2026	(7)
INR	12,096	USD	128	Merrill Lynch International**	6/22/2026	(1)
KRW	395,038	USD	269	Standard Chartered Bank**	6/22/2026	(1)
MXN	3,097	USD	178	HSBC Bank, NA	6/22/2026	(1)
MXN	3,090	USD	177	Morgan Stanley	6/22/2026	— (a)
MXN	2,329	USD	134	Standard Chartered Bank	6/22/2026	(1)
MYR	7,088	USD	1,802	BNP Paribas**	6/22/2026	(15)
PEN	795	USD	226	BNP Paribas**	6/22/2026	— (a)
PEN	1,357	USD	394	Standard Chartered Bank**	6/22/2026	(9)
PHP	16,240	USD	270	Merrill Lynch International**	6/22/2026	(6)
PHP	15,726	USD	264	Standard Chartered Bank**	6/22/2026	(9)
PLN	1,548	USD	431	Morgan Stanley	6/22/2026	(4)
RON	593	USD	136	Barclays Bank plc	6/22/2026	(2)
RON	6,162	USD	1,391	Goldman Sachs International	6/22/2026	(4)
RON	3,923	USD	885	HSBC Bank, NA	6/22/2026	(2)
RON	1,232	USD	279	Merrill Lynch International	6/22/2026	(2)
SGD	515	USD	407	Barclays Bank plc	6/22/2026	(1)
THB	17,078	USD	535	Barclays Bank plc	6/22/2026	(9)
THB	126,382	USD	3,929	HSBC Bank, NA	6/22/2026	(37)
USD	654	AUD	942	Barclays Bank plc	6/22/2026	(23)
USD	468	AUD	669	BNP Paribas	6/22/2026	(14)
USD	112	AUD	161	Standard Chartered Bank	6/22/2026	(4)
USD	261	AUD	371	State Street Corp.	6/22/2026	(5)
USD	1,479	BRL	7,525	BNP Paribas**	6/22/2026	(21)
USD	602	BRL	3,177	Citibank, NA**	6/22/2026	(31)
USD	1,503	BRL	7,751	Goldman Sachs International**	6/22/2026	(43)
USD	261	CLP	242,327	Barclays Bank plc**	6/22/2026	(8)
USD	788	CNY	5,414	BNP Paribas**	6/22/2026	(6)
USD	563	CNY	3,852	HSBC Bank, NA**	6/22/2026	(1)
USD	256	COP	951,912	BNP Paribas**	6/22/2026	(2)
USD	443	COP	1,665,185	Goldman Sachs International**	6/22/2026	(9)
USD	3,281	COP	12,226,397	Standard Chartered Bank**	6/22/2026	(42)
USD	292	CZK	6,155	Barclays Bank plc	6/22/2026	(4)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	33

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	317	CZK	6,707	HSBC Bank, NA	6/22/2026	(7)
USD	2,778	CZK	58,568	Morgan Stanley	6/22/2026	(42)
USD	529	EUR	456	Barclays Bank plc	6/22/2026	(8)
USD	795	EUR	685	BNP Paribas	6/22/2026	(11)
USD	405	GBP	301	Barclays Bank plc	6/22/2026	(4)
USD	131	GBP	99	BNP Paribas	6/22/2026	(3)
USD	553	GBP	417	HSBC Bank, NA	6/22/2026	(14)
USD	483	HUF	165,779	BNP Paribas	6/22/2026	(49)
USD	380	HUF	130,982	HSBC Bank, NA	6/22/2026	(41)
USD	1,004	HUF	331,249	Morgan Stanley	6/22/2026	(61)
USD	396	IDR	6,889,503	Barclays Bank plc**	6/22/2026	(1)
USD	317	KRW	475,722	BNP Paribas**	6/22/2026	(6)
USD	258	KRW	390,177	Merrill Lynch International**	6/22/2026	(7)
USD	262	MXN	4,714	Barclays Bank plc	6/22/2026	(7)
USD	5,544	MXN	100,113	Morgan Stanley	6/22/2026	(163)
USD	511	MXN	9,282	Standard Chartered Bank	6/22/2026	(19)
USD	531	MYR	2,135	BNP Paribas**	6/22/2026	(8)
USD	133	PEN	470	BNP Paribas**	6/22/2026	(1)
USD	133	PEN	470	Standard Chartered Bank**	6/22/2026	(1)
USD	862	PLN	3,155	Morgan Stanley	6/22/2026	(8)
USD	4,422	RON	19,776	BNP Paribas	6/22/2026	(30)
USD	1,088	SGD	1,385	HSBC Bank, NA	6/22/2026	(3)
USD	267	THB	8,676	Barclays Bank plc	6/22/2026	— (a)
USD	390	THB	12,780	BNP Paribas	6/22/2026	(4)
USD	1,401	ZAR	23,743	Goldman Sachs International	6/22/2026	(19)
USD	350	ZAR	5,957	HSBC Bank, NA	6/22/2026	(6)
USD	83	ZAR	1,424	Morgan Stanley	6/22/2026	(2)
ZAR	35,303	USD	2,135	BNP Paribas	6/22/2026	(24)
ZAR	2,356	USD	141	HSBC Bank, NA	6/22/2026	(1)
Total unrealized depreciation						(1,522)
Net unrealized appreciation						722

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Funds	April 30, 2026

NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	35

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 33.2%
Australia — 0.5%
AGL Energy Ltd.	321	2,223
Anglogold Ashanti plc	26	2,464
Atlas Arteria Ltd.	161	559
Bendigo & Adelaide Bank Ltd.	149	1,150
BHP Group Ltd.	35	1,395
BlueScope Steel Ltd.	7	155
Dexus, REIT	57	258
Endeavour Group Ltd. (a)	167	404
Fortescue Ltd.	33	480
Glencore plc	502	3,902
JB Hi-Fi Ltd.	3	162
Magellan Financial Group Ltd. (a)	75	555
Metcash Ltd.	329	648
New Hope Corp. Ltd.	105	413
Origin Energy Ltd.	32	281
Perpetual Ltd.	10	123
Region Group, REIT	94	158
Rio Tinto Ltd.	109	13,329
Rio Tinto plc	111	11,134
Sonic Healthcare Ltd.	128	1,835
TPG Telecom Ltd.	56	168
Treasury Wine Estates Ltd. (a)	70	219
Woodside Energy Group Ltd.	55	1,316
Woolworths Group Ltd.	75	1,865
Yancoal Australia Ltd.	21	114
		45,310
Austria — 0.1%
BAWAG Group AG (b)	9	1,615
Erste Group Bank AG	22	2,412
OMV AG	45	3,191
Raiffeisen Bank International AG	26	1,419
Strabag SE	8	798
		9,435
Belgium — 0.0% ^
Ageas SA	24	1,909
KBC Group NV	12	1,650
Umicore SA *	43	858
		4,417
Brazil — 0.5%
Axia Energia SA	393	4,930
Axia Energia SA (Preference) *	103	1,234
B3 SA - Brasil Bolsa Balcao	1,380	5,037
INVESTMENTS	SHARES (000)	VALUE ($000)

Brazil — continued
Banco do Brasil SA	506	2,272
Itau Unibanco Holding SA (Preference)	600	5,246
Petroleo Brasileiro SA (Preference)	937	9,339
TIM SA	1,018	5,303
Vale SA	400	6,574
		39,935
Canada — 1.0%
Agnico Eagle Mines Ltd.	8	1,407
Bank of Nova Scotia (The)	63	4,928
Barrick Mining Corp.	107	4,210
BCE, Inc.	173	4,117
Canadian Natural Resources Ltd.	104	4,980
Canadian Tire Corp. Ltd., Class A	24	3,271
Emera, Inc.	2	119
Enbridge, Inc.	92	5,109
Fortis, Inc.	87	4,979
Great-West Lifeco, Inc.	84	4,478
Hydro One Ltd. (b)	9	387
Keyera Corp.	35	1,352
Lundin Gold, Inc.	24	1,642
Magna International, Inc.	87	5,548
Nutrien Ltd.	67	5,118
Open Text Corp.	46	1,040
Pembina Pipeline Corp.	105	4,896
Power Corp. of Canada	56	3,135
Quebecor, Inc., Class B	22	908
Restaurant Brands International, Inc.	62	4,970
Sun Life Financial, Inc.	60	4,300
Suncor Energy, Inc.	77	5,271
TELUS Corp.	339	4,239
Tourmaline Oil Corp.	89	4,319
		84,723
Chile — 0.0% ^
Banco Santander Chile, ADR	12	393
China — 1.3%
Alibaba Group Holding Ltd.	316	5,204
ANTA Sports Products Ltd.	383	4,019
China Merchants Bank Co. Ltd., Class H	903	5,465
China Yangtze Power Co. Ltd., Class A	625	2,498
Contemporary Amperex Technology Co. Ltd., Class A	101	6,505
Fuyao Glass Industry Group Co. Ltd., Class A	161	1,391
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Fuyao Glass Industry Group Co. Ltd., Class H (b)	589	4,477
H World Group Ltd., ADR	129	6,645
Haier Smart Home Co. Ltd., Class H	1,675	4,732
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	545	2,192
Kweichow Moutai Co. Ltd., Class A	27	5,473
Lenovo Group Ltd.	4,208	6,328
Midea Group Co. Ltd., Class A	438	5,212
NetEase, Inc.	409	9,568
PetroChina Co. Ltd., Class H	6,358	9,808
Ping An Insurance Group Co. of China Ltd., Class H	925	7,517
Shenzhou International Group Holdings Ltd.	808	4,928
SITC International Holdings Co. Ltd.	32	134
Tencent Holdings Ltd.	289	17,530
Tingyi Cayman Islands Holding Corp.	1,218	1,879
Wilmar International Ltd.	163	464
		111,969
Denmark — 0.3%
AL Sydbank	15	1,302
Carlsberg A/S, Class B	14	1,835
Danske Bank A/S	314	16,166
Novo Nordisk A/S, Class B	115	4,886
		24,189
Finland — 0.3%
Fortum OYJ	92	2,302
Kone OYJ, Class B	41	2,583
Mandatum OYJ	135	1,080
Nordea Bank Abp	757	14,230
Nordea Bank Abp	247	4,634
Orion OYJ, Class B	17	1,386
Tieto OYJ	75	1,678
UPM-Kymmene OYJ	26	790
Wartsila OYJ Abp	41	1,737
		30,420
France — 1.6%
Altice France SA ‡ *	3	57
Amundi SA (a) (b)	15	1,439
Arkema SA	20	1,482
AXA SA	101	4,888
Ayvens SA (b)	129	1,744
Bouygues SA	14	824
Capgemini SE	18	2,139
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
Carrefour SA	127	2,530
Cie Generale des Etablissements Michelin SCA (a)	49	1,765
Covivio SA, REIT	31	2,076
Credit Agricole SA	35	685
Danone SA	4	341
Eiffage SA	12	1,977
Engie SA	948	31,255
FDJ UNITED	15	400
Gaztransport Et Technigaz SA	5	1,157
Gecina SA, REIT	6	519
Klepierre SA, REIT	139	5,629
L'Oreal SA	8	3,540
LVMH Moet Hennessy Louis Vuitton SE	5	2,684
Orange SA	199	4,134
Pernod Ricard SA	18	1,295
Rubis SCA	42	1,720
Safran SA	95	30,553
Societe Generale SA	36	2,911
Sopra Steria Group	1	91
TotalEnergies SE	188	17,507
Unibail-Rodamco-Westfield, REIT	15	1,871
Vallourec SACA	47	1,422
Veolia Environnement SA	60	2,514
Vinci SA	29	4,364
		135,513
Germany — 1.2%
Allianz SE (Registered)	46	20,939
BASF SE	32	2,079
Bilfinger SE	7	759
Commerzbank AG	59	2,443
Continental AG *	27	2,044
Daimler Truck Holding AG	45	2,281
Deutsche Post AG	51	3,019
Deutsche Telekom AG (Registered)	154	4,981
DWS Group GmbH & Co. KGaA (b)	14	976
E.ON SE	382	8,482
Evonik Industries AG	18	367
Freenet AG	54	1,719
HOCHTIEF AG	4	2,084
Mercedes-Benz Group AG	111	6,470
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	43	25,873
RWE AG	50	3,617
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	37

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Siemens AG (Registered)	34	9,987
Siemens Energy AG	13	2,690
Vonovia SE	76	2,052
		102,862
Greece — 0.1%
National Bank of Greece SA	487	7,718
Guatemala — 0.0% ^
Millicom International Cellular SA	37	3,109
Hong Kong — 0.3%
Cathay Pacific Airways Ltd.	433	644
Hang Lung Properties Ltd.	913	1,073
Henderson Land Development Co. Ltd.	99	391
Hong Kong & China Gas Co. Ltd.	768	711
Hong Kong Exchanges & Clearing Ltd.	182	9,694
Hysan Development Co. Ltd.	124	311
Link, REIT	49	245
Man Wah Holdings Ltd.	315	172
Orient Overseas International Ltd.	96	1,667
PCCW Ltd.	657	508
Power Assets Holdings Ltd.	284	2,351
Prudential plc	182	2,750
Swire Properties Ltd.	106	338
VTech Holdings Ltd.	95	733
WH Group Ltd. (b)	278	337
Yue Yuen Industrial Holdings Ltd.	492	914
		22,839
India — 0.2%
Bajaj Auto Ltd.	31	3,334
HDFC Bank Ltd., ADR	30	772
HDFC Bank Ltd.	801	6,548
Infosys Ltd., ADR	27	333
Maruti Suzuki India Ltd.	11	1,535
Power Grid Corp. of India Ltd.	1,416	4,768
Tata Consultancy Services Ltd.	51	1,348
		18,638
Indonesia — 0.2%
Bank Central Asia Tbk. PT	8,567	2,905
Bank Rakyat Indonesia Persero Tbk. PT	26,198	4,532
Telkom Indonesia Persero Tbk. PT	35,263	5,768
		13,205
INVESTMENTS	SHARES (000)	VALUE ($000)

Iraq — 0.0% ^
United Energy Group Ltd.	3,740	229
Ireland — 0.1%
AIB Group plc	200	2,307
Bank of Ireland Group plc	96	1,887
Cairn Homes plc	637	1,630
		5,824
Israel — 0.0% ^
Amot Investments Ltd.	27	186
Delek Group Ltd.	3	1,071
Plus500 Ltd.	26	1,535
		2,792
Italy — 0.8%
Azimut Holding SpA	32	1,374
Banca Generali SpA	22	1,413
Banca Mediolanum SpA	190	4,153
Banca Monte dei Paschi di Siena SpA	465	4,956
Banco BPM SpA (a)	122	1,780
BPER Banca SpA	157	2,310
Enel SpA	780	9,104
Eni SpA	77	2,169
FinecoBank Banca Fineco SpA	57	1,412
Generali	60	2,703
Intesa Sanpaolo SpA	1,256	8,535
Lottomatica Group Spa	58	1,710
Maire SpA	131	2,417
Poste Italiane SpA (a) (b)	68	1,817
Ryanair Holdings plc	383	10,058
Snam SpA	198	1,561
Technogym SpA (b)	112	2,643
UniCredit SpA	61	4,709
Unipol Assicurazioni SpA	71	1,861
		66,685
Ivory Coast — 0.0% ^
Endeavour Mining plc	51	3,054
Japan — 1.3%
Activia Properties, Inc., REIT	—	368
AEON REIT Investment Corp., REIT	1	491
Aozora Bank Ltd.	129	2,081
Astellas Pharma, Inc.	13	183
Canon, Inc.	86	2,212
Chubu Electric Power Co., Inc.	31	540
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Chugoku Electric Power Co., Inc. (The)	137	788
Cosmo Energy Holdings Co. Ltd.	26	657
Dai Nippon Printing Co. Ltd.	43	807
Daiichi Life Group, Inc.	109	1,002
Daiwa House REIT Investment Corp., REIT	—	314
DIC Corp.	12	266
Electric Power Development Co. Ltd.	82	2,009
FANUC Corp.	47	2,098
Frontier Real Estate Investment Corp., REIT	1	369
GLP J-REIT, REIT	—	375
Honda Motor Co. Ltd.	34	273
Idemitsu Kosan Co. Ltd.	240	2,054
Industrial & Infrastructure Fund Investment Corp., REIT	1	811
Inpex Corp.	6	154
Invincible Investment Corp., REIT	2	762
Isuzu Motors Ltd.	9	131
Itoham Yonekyu Holdings, Inc.	9	283
Japan Exchange Group, Inc.	395	4,710
Japan Metropolitan Fund Invest, REIT	3	2,045
Japan Post Holdings Co. Ltd.	89	1,033
Japan Tobacco, Inc.	47	1,740
JFE Holdings, Inc.	106	1,161
KDX Realty Investment Corp., REIT	1	774
Kirin Holdings Co. Ltd.	83	1,315
Kobe Steel Ltd.	141	1,739
Kyoto Financial Group, Inc.	21	594
Kyushu Electric Power Co., Inc.	44	471
Kyushu Railway Co.	75	1,733
Lixil Corp.	43	447
Mitsubishi Chemical Group Corp.	175	1,024
Mitsubishi UFJ Financial Group, Inc.	606	10,884
Mitsui Fudosan Logistics Park, Inc., REIT	—	261
Nippon Shokubai Co. Ltd.	51	701
Nippon Yusen KK	13	467
Niterra Co. Ltd.	6	303
NOK Corp.	20	352
Nomura Holdings, Inc.	96	767
Ono Pharmaceutical Co. Ltd.	17	250
Oracle Corp.	2	94
Pola Orbis Holdings, Inc.	53	437
Seiko Epson Corp.	56	757
Sekisui House REIT, Inc., REIT	1	647
Shin-Etsu Chemical Co. Ltd.	154	7,081
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
SoftBank Corp.	2,746	3,865
Sony Group Corp.	454	9,092
Sumitomo Electric Industries Ltd.	180	11,844
Sumitomo Rubber Industries Ltd.	31	401
Suzuki Motor Corp.	514	5,744
Takeda Pharmaceutical Co. Ltd.	92	3,083
Tokio Marine Holdings, Inc.	172	7,868
Toyo Tire Corp.	29	706
Toyota Motor Corp.	332	6,377
United Urban Investment Corp., REIT	1	1,237
Yamaha Motor Co. Ltd.	27	190
		111,222
Luxembourg — 0.1%
ArcelorMittal SA	49	2,839
Ardagh Holdings SA ‡ * (a) (c)	354	2,572
		5,411
Mexico — 0.2%
Arca Continental SAB de CV	221	2,658
Grupo Financiero Banorte SAB de CV, Class O	644	7,016
Grupo Mexico SAB de CV	331	3,624
Southern Copper Corp.	8	1,458
Wal-Mart de Mexico SAB de CV	1,018	3,219
		17,975
Netherlands — 1.0%
ABN AMRO Bank NV, CVA (b)	14	475
ASML Holding NV	23	32,575
ASR Nederland NV	32	2,433
BE Semiconductor Industries NV	12	3,427
ING Groep NV	127	3,685
Koninklijke Ahold Delhaize NV	76	3,593
Koninklijke BAM Groep NV	218	2,403
Koninklijke Heijmans N.V., CVA *	30	2,995
Koninklijke KPN NV	1,745	9,331
NN Group NV	27	2,376
NXP Semiconductors NV	74	21,780
Randstad NV (a)	32	935
SBM Offshore NV	31	1,325
		87,333
New Zealand — 0.0% ^
Spark New Zealand Ltd.	442	543
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	39

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Norway — 0.3%
Aker BP ASA	84	3,274
Aker Solutions ASA (b)	330	1,504
DNB Bank ASA	68	2,065
DOF Group ASA	85	1,261
Equinor ASA	152	6,187
Frontline plc	34	1,224
Gjensidige Forsikring ASA	38	1,063
Norsk Hydro ASA	334	3,690
Orkla ASA	65	800
Salmar ASA	12	737
Telenor ASA	337	5,543
Var Energi ASA	337	1,714
Wallenius Wilhelmsen ASA	84	1,072
		30,134
Peru — 0.0% ^
Credicorp Ltd.	4	1,362
Poland — 0.0% ^
Erste Bank Polska SA	2	410
Powszechny Zaklad Ubezpieczen SA	88	1,543
		1,953
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	1,440	1,539
NOS SGPS SA *	360	2,380
		3,919
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC ‡ *	2,552	— (d)
Severstal PAO, GDR ‡ * (b)	142	— (d)
		— (d)
Saudi Arabia — 0.2%
Al Rajhi Bank	171	3,133
Saudi Arabian Oil Co. (b)	669	4,961
Saudi National Bank (The)	545	5,712
		13,806
Singapore — 0.3%
CapitaLand Ascendas, REIT	780	1,533
DBS Group Holdings Ltd.	452	20,857
NetLink NBN Trust (b)	166	131
Singapore Telecommunications Ltd.	845	3,060
Venture Corp. Ltd.	80	1,024
		26,605
INVESTMENTS	SHARES (000)	VALUE ($000)

South Africa — 0.2%
FirstRand Ltd.	490	2,600
Gold Fields Ltd., ADR	136	5,763
Gold Fields Ltd.	155	6,589
Nedbank Group Ltd.	163	2,599
Shoprite Holdings Ltd.	43	725
Vodacom Group Ltd.	193	1,635
		19,911
South Korea — 0.8%
Cheil Worldwide, Inc.	9	120
DB Insurance Co. Ltd.	25	2,885
Hana Financial Group, Inc.	83	7,212
Kia Corp.	71	7,334
KT&G Corp.	6	770
LG Uplus Corp.	36	382
Samsung Electronics Co. Ltd.	200	30,115
Samsung Electronics Co. Ltd. (Preference)	97	10,479
Samsung Fire & Marine Insurance Co. Ltd.	16	4,911
Shinhan Financial Group Co. Ltd.	100	6,762
Woori Financial Group, Inc.	21	481
		71,451
Spain — 0.5%
ACS Actividades de Construccion y Servicios SA	19	2,717
Banco Bilbao Vizcaya Argentaria SA	254	5,605
Banco de Sabadell SA	333	1,293
Banco Santander SA	590	7,201
Bankinter SA	59	987
CaixaBank SA	243	3,097
Enagas SA	55	1,101
Endesa SA	169	7,556
Iberdrola SA	224	5,252
Industria de Diseno Textil SA	51	3,072
Logista Integral SA	50	1,956
Mapfre SA	280	1,369
Naturgy Energy Group SA	58	1,822
Unicaja Banco SA (b)	359	1,164
		44,192
Sweden — 0.6%
NCC AB, Class B	81	1,747
Skandinaviska Enskilda Banken AB, Class A (a)	95	1,884
SSAB AB, Class B	270	2,457
Svenska Handelsbanken AB, Class A (a)	135	1,918
Swedbank AB, Class A	55	1,936
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Tele2 AB, Class B	323	6,633
Telefonaktiebolaget LM Ericsson, Class B	227	2,710
Telia Co. AB	549	2,868
Volvo AB, Class B (a)	771	26,884
		49,037
Switzerland — 0.3%
ABB Ltd. (Registered)	64	6,441
Clariant AG (Registered) *	99	1,026
Nestle SA (Registered)	113	11,411
Temenos AG (Registered)	9	839
UBS Group AG (Registered) (a)	104	4,616
Zurich Insurance Group AG	5	3,415
		27,748
Taiwan — 1.7%
Advantech Co. Ltd.	283	3,234
ASE Technology Holding Co. Ltd.	861	13,490
MediaTek, Inc.	109	9,132
Quanta Computer, Inc.	1,050	10,468
Realtek Semiconductor Corp.	382	6,522
Taiwan Semiconductor Manufacturing Co. Ltd.	1,503	104,355
Vanguard International Semiconductor Corp.	502	2,333
Wistron Corp.	663	2,919
		152,453
Thailand — 0.1%
SCB X PCL	1,115	4,485
United Arab Emirates — 0.0% ^
Emaar Properties PJSC	980	3,154
United Kingdom — 1.9%
AstraZeneca plc	89	16,898
Balfour Beatty plc	228	2,534
Barclays plc	586	3,447
Barratt Redrow plc	454	1,546
British American Tobacco plc	82	4,830
British Land Co. plc (The), REIT	385	2,037
Centrica plc	891	2,603
Drax Group plc	151	1,813
Dunelm Group plc	100	1,028
Games Workshop Group plc	4	1,120
GSK plc	347	9,090
HSBC Holdings plc	656	12,068
IG Group Holdings plc	42	852
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Imperial Brands plc	6	231
International Consolidated Airlines Group SA	363	1,835
Investec plc	166	1,419
ITV plc	1,422	1,547
J Sainsbury plc	569	2,547
Johnson Matthey plc	70	1,967
Kingfisher plc	273	1,072
Lancashire Holdings Ltd.	153	1,196
Land Securities Group plc, REIT	365	2,936
Lloyds Banking Group plc	2,979	4,049
M&G plc	619	2,543
Man Group plc	505	1,744
Mitie Group plc	1,015	2,402
Morgan Sindall Group plc	32	2,062
National Grid plc	794	14,205
NatWest Group plc	1,738	13,866
Next plc	12	2,081
Persimmon plc	62	897
Reckitt Benckiser Group plc	3	218
RELX plc	576	21,016
Rolls-Royce Holdings plc	272	4,371
Sage Group plc (The)	62	746
SSE plc	122	4,378
Standard Life plc	86	888
Telecom Plus plc	73	1,160
Tesco plc	1,015	6,656
TP ICAP Group plc	335	1,444
Unilever plc	47	2,720
Vodafone Group plc	4,988	7,937
		169,999
United States — 15.2%
3M Co.	69	10,081
AbbVie, Inc.	120	25,261
Accenture plc, Class A	52	9,240
Alliant Energy Corp.	35	2,573
Alphabet, Inc., Class A	44	16,910
Altria Group, Inc.	70	5,112
Amcor plc	21	796
American Electric Power Co., Inc.	39	5,305
American Tower Corp., REIT	6	1,055
Amgen, Inc.	14	4,901
Amphenol Corp., Class A	110	16,204
Analog Devices, Inc.	50	19,961
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	41

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Archer-Daniels-Midland Co.	70	5,195
Ares Management Corp., Class A	40	4,671
AT&T, Inc.	633	16,536
AvalonBay Communities, Inc., REIT	11	2,009
Avery Dennison Corp.	21	3,388
Baker Hughes Co., Class A	263	18,357
Bank of America Corp.	416	22,218
Becton Dickinson & Co.	15	2,255
Best Buy Co., Inc.	68	4,088
Blackstone, Inc.	12	1,560
BP plc	638	5,052
Bristol-Myers Squibb Co.	288	17,464
Broadcom, Inc.	166	69,314
Chevron Corp.	88	17,021
Cisco Systems, Inc.	61	5,603
Clear Channel Outdoor Holdings, Inc. *	287	689
CME Group, Inc.	59	16,988
Coca-Cola Co. (The)	146	11,534
Comcast Corp., Class A	152	4,097
Consolidated Edison, Inc.	38	4,226
Constellation Brands, Inc., Class A	29	4,595
Crown Castle, Inc., REIT	53	4,741
Cummins, Inc.	9	6,150
Darden Restaurants, Inc.	21	4,182
Digital Realty Trust, Inc., REIT	19	3,850
Dominion Energy, Inc.	71	4,584
Dow, Inc.	122	4,923
DTE Energy Co.	29	4,353
Duke Energy Corp.	36	4,637
Eaton Corp. plc	29	12,404
Edison International	69	4,810
Emerson Electric Co.	100	14,024
Endo GUC Trust ‡ *	377	217
EOG Resources, Inc.	97	13,685
Equity Residential, REIT	73	4,797
Evergy, Inc.	61	5,023
Eversource Energy	62	4,391
Exelon Corp.	94	4,327
Expedia Group, Inc.	28	6,928
Extra Space Storage, Inc., REIT	33	4,746
Exxon Mobil Corp.	58	8,976
Fastenal Co.	94	4,228
Fidelity National Information Services, Inc.	306	14,258
Ford Motor Co.	376	4,548
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
General Dynamics Corp.	3	1,033
General Mills, Inc.	117	4,135
Genuine Parts Co.	8	876
Gilead Sciences, Inc.	86	11,205
Goldman Sachs Group, Inc. (The)	7	6,122
GQG Partners, Inc., CHDI (a)	375	443
Gulfport Energy Corp. *	7	1,445
Haleon plc	1,055	4,870
Hershey Co. (The)	22	4,085
Hewlett Packard Enterprise Co.	188	5,405
HP, Inc.	226	4,714
iHeartMedia, Inc., Class A *	122	729
Incora Intermediate LLC ‡ *	40	457
Incora Top Holdco LLC ‡ * (a)	2	48
International Business Machines Corp.	15	3,552
International Flavors & Fragrances, Inc.	48	3,352
International Paper Co.	118	3,588
Intuit, Inc.	13	5,129
Invitation Homes, Inc., REIT	175	5,025
Iron Mountain, Inc., REIT	38	4,745
Johnson & Johnson	104	23,892
Keenova, Class A	66	5,929
Keenova Therapeutics Plc, Class B	39	3,546
Kenvue, Inc.	252	4,414
Keurig Dr Pepper, Inc.	165	4,847
KeyCorp	226	4,987
Kimberly-Clark Corp.	45	4,429
Kimco Realty Corp., REIT	197	4,650
Kinder Morgan, Inc.	151	4,969
Kraft Heinz Co. (The)	193	4,371
Lam Research Corp.	46	11,981
Lockheed Martin Corp.	8	3,999
Lowe's Cos., Inc.	113	26,992
LyondellBasell Industries NV, Class A	54	4,037
Mastercard, Inc., Class A	47	23,427
McCormick & Co., Inc. (Non-Voting)	86	4,373
McDonald's Corp.	64	18,697
Medtronic plc	138	11,167
Merck & Co., Inc.	145	15,863
Meta Platforms, Inc., Class A	16	9,508
Microchip Technology, Inc.	10	944
Micron Technology, Inc.	13	6,770
Microsoft Corp.	158	64,394
Mid-America Apartment Communities, Inc., REIT	36	4,590
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Mondelez International, Inc., Class A	177	10,898
Moran Foods Backstop Equity ‡ *	23,005,766	23
Morgan Stanley	125	23,888
Motorola Solutions, Inc.	10	4,591
MYT Holding LLC ‡ *	1,342	335
National CineMedia, Inc.	107	363
Neiman Marcus Group, Inc. ‡ *	4	2
NetApp, Inc.	31	3,470
New Evhc Physical Equity *	6	125
NextEra Energy, Inc.	325	31,817
NMG Parent LLC, Escrow ‡ * (a)	41	21
Novartis AG (Registered)	136	20,028
Omnicom Group, Inc.	207	15,848
ONEOK, Inc.	55	5,042
PACCAR, Inc.	69	8,257
Par Health, Class A	66	266
Par Health, Inc., Class B	39	159
Paychex, Inc.	5	439
PepsiCo, Inc.	105	16,652
Pfizer, Inc.	159	4,234
Philip Morris International, Inc.	27	4,381
Phillips 66	18	3,177
PPL Corp.	34	1,257
Procter & Gamble Co. (The)	45	6,643
Progressive Corp. (The)	22	4,418
Prudential Financial, Inc.	44	4,359
Public Storage, REIT	16	4,850
QIAGEN NV	5	188
Realty Income Corp., REIT	71	4,562
Regions Financial Corp.	192	5,487
Roche Holding AG	28	11,436
RTX Corp.	26	4,520
Sanofi SA	150	14,027
Seagate Technology Holdings plc	13	8,733
Sempra	45	4,289
Shell plc	493	22,404
Simon Property Group, Inc., REIT	24	4,935
Smurfit Westrock plc	23	881
Southern Co. (The)	47	4,593
Stellantis NV * (a)	330	2,419
Sun Communities, Inc., REIT	34	4,404
Sysco Corp.	3	231
T. Rowe Price Group, Inc.	48	4,954
Target Corp.	42	5,429
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Tenaris SA	46	1,462
Texas Instruments, Inc.	22	6,256
T-Mobile US, Inc.	21	4,067
Trane Technologies plc	62	30,626
TransDigm Group, Inc.	4	4,349
Truist Financial Corp.	95	4,894
Tyson Foods, Inc., Class A	73	4,661
Ubiquiti, Inc.	5	5,559
United Parcel Service, Inc., Class B	47	5,129
UnitedHealth Group, Inc.	35	13,033
US Bancorp	193	10,918
Venator Materials plc ‡ *	4	33
Ventas, Inc., REIT	153	13,471
Verizon Communications, Inc.	326	15,635
VICI Properties, Inc., REIT, Class A	476	13,890
Walt Disney Co. (The)	181	18,750
WEC Energy Group, Inc.	36	4,304
Wells Fargo & Co.	147	12,068
Weyerhaeuser Co., REIT	108	2,655
Williams Cos., Inc. (The)	70	5,319
WP Carey, Inc., REIT	65	4,775
Xcel Energy, Inc.	56	4,636
Yum! Brands, Inc.	126	20,064
		1,328,364
Total Common Stocks (Cost $2,088,800)		2,904,316
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 31.1%
Angola — 0.1%
Sonangol Finance Ltd. 10.00%, 1/29/2031 (c)	3,530	3,618
Argentina — 0.0% ^
YPF SA 8.25%, 1/17/2034 (a) (c)	1,000	1,045
Australia — 0.0% ^
Glencore Funding LLC
2.50%, 9/1/2030 (c)	40	36
2.63%, 9/23/2031 (c)	1,229	1,100
Scentre Group Trust 1, REIT 3.75%, 3/23/2027 (c)	250	248
		1,384
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	43

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Austria — 0.0% ^
ams-OSRAM AG 12.25%, 3/30/2029 (c)	3,316	3,541
Bahrain — 0.0% ^
Bapco Energies BSC Closed 7.50%, 10/25/2027 (b)	1,400	1,411
Brazil — 0.1%
Axia Energia SA 6.50%, 1/11/2035 (a) (c)	900	913
Braskem Netherlands Finance BV
7.25%, 2/13/2033 (c)	1,287	740
8.00%, 10/15/2034 (a) (c)	975	570
Caixa Economica Federal 5.63%, 5/13/2030 (c)	1,570	1,592
FS Luxembourg SARL
8.88%, 2/12/2031 (c)	415	427
8.88%, 2/12/2031 (b)	700	720
8.63%, 6/25/2033 (c)	1,720	1,677
LD Celulose International GmbH 7.95%, 1/26/2032 (c)	1,000	1,042
Petrobras Global Finance BV 6.85%, 6/5/2115	300	285
Vale Overseas Ltd.
3.75%, 7/8/2030	12	11
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (c) (e)	1,260	1,267
Yinson Bergenia Production BV 8.50%, 1/31/2045 (c)	1,338	1,431
Yinson Boronia Production BV 8.95%, 7/31/2042 (c)	1,397	1,548
		12,223
Canada — 1.6%
1011778 BC ULC
3.88%, 1/15/2028 (c)	1,938	1,902
3.50%, 2/15/2029 (c)	897	864
4.00%, 10/15/2030 (c)	2,774	2,639
ATS Corp. 4.13%, 12/15/2028 (a) (c)	1,162	1,135
Bank of Montreal
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (e)	350	350
5.72%, 9/25/2028	23	24
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (e) (f)	4,575	4,820
Bank of Nova Scotia (The)
5.65%, 2/1/2034	886	925
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (e) (f)	1,130	1,111
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (e) (f)	4,250	4,462
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.88%, 10/27/2085 (e) (f)	1,425	1,442
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (c)	1,425	1,339
5.25%, 1/30/2030 (c)	4,333	2,821
5.25%, 2/15/2031 (c)	3,270	1,946
Bombardier, Inc.
7.50%, 2/1/2029 (c)	260	270
8.75%, 11/15/2030 (c)	1,515	1,609
7.25%, 7/1/2031 (c)	4,496	4,731
7.00%, 6/1/2032 (c)	1,597	1,667
6.75%, 6/15/2033 (c)	1,118	1,166
Canadian Imperial Bank of Commerce
(SOFRINDX + 0.60%), 4.24%, 9/8/2028 (e)	247	246
5.26%, 4/8/2029	1,257	1,286
Element Fleet Management Corp. 5.64%, 3/13/2027 (c)	250	252
Emera US Finance LP 2.64%, 6/15/2031	16	14
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (e)	7,618	7,623
Enbridge, Inc.
4.50%, 2/15/2031	405	401
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (e)	1,924	1,929
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (e)	10,157	10,216
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (e)	4,061	4,400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (e)	575	655
Federation des Caisses Desjardins du Quebec
5.70%, 3/14/2028 (c)	266	272
5.25%, 4/26/2029 (a) (c)	1,252	1,279
Garda World Security Corp.
7.75%, 2/15/2028 (c)	1,565	1,593
6.50%, 1/15/2031 (c)	1,578	1,612
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
8.38%, 11/15/2032 (c)	1,344	1,387
National Bank of Canada (SOFR + 0.80%), 4.95%, 2/1/2028 (e)	250	251
Northriver Midstream Finance LP 6.75%, 7/15/2032 (c)	1,254	1,284
NOVA Chemicals Corp.
5.25%, 6/1/2027 (c)	5,405	5,403
8.50%, 11/15/2028 (c)	2,819	2,923
9.00%, 2/15/2030 (c)	5,874	6,195
RB Global Holdings, Inc.
6.75%, 3/15/2028 (c)	766	776
7.75%, 3/15/2031 (c)	1,494	1,551
Rogers Communications, Inc.
3.80%, 3/15/2032	790	738
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (c) (e)	4,421	4,396
Royal Bank of Canada
5.20%, 7/20/2026	177	177
(SOFRINDX + 0.46%), 4.15%, 8/3/2026 (e)	457	457
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	970	973
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (e) (f)	5,406	5,617
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.82%), 6.75%, 8/24/2085 (e) (f)	2,670	2,717
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.50%, 11/24/2085 (e) (f)	4,049	3,991
Superior Plus LP 4.50%, 3/15/2029 (c)	1,639	1,589
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	261	260
4.99%, 4/5/2029	854	867
4.46%, 6/8/2032	1,093	1,076
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (e) (f)	5,676	5,904
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.35%, 10/31/2085 (e) (f)	7,189	7,237
TransCanada PipeLines Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (e)	709	712
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (e)	778	784
Transcanada Trust
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (e)	2,598	2,602
(3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (e)	7,546	7,509
Wrangler Holdco Corp. 6.63%, 4/1/2032 (c)	2,147	2,215
		136,592
Colombia — 0.1%
Ecopetrol SA
7.75%, 2/1/2032	1,330	1,363
8.88%, 1/13/2033	600	644
8.38%, 1/19/2036	1,469	1,523
7.38%, 9/18/2043	412	384
5.88%, 5/28/2045	350	269
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (b)	941	872
Grupo Nutresa SA
9.00%, 5/12/2035 (c)	900	1,004
9.00%, 5/12/2035 (b)	1,000	1,116
		7,175
Denmark — 0.0% ^
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (c) (e)	274	281
El Salvador — 0.0% ^
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 1/24/2033 (c)	288	306
Finland — 0.1%
Nordea Bank Abp
1.50%, 9/30/2026 (c)	578	572
5.38%, 9/22/2027 (c)	330	335
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (c) (e) (f) (g) (h)	2,680	2,706
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.75%, 11/10/2033 (c) (e) (f) (g) (h)	3,436	3,501
		7,114
France — 0.7%
Altice France SA
9.50%, 11/1/2029 (c)	2,325	2,373
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	45

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
6.88%, 10/15/2030 (c)	285	280
6.50%, 4/15/2032 (c)	2,926	2,878
6.88%, 7/15/2032 (c)	2,256	2,219
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (c) (e) (f) (g) (h)	4,121	4,343
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (c) (e) (f) (g) (h)	11,268	11,819
(SOFR + 1.59%), 5.50%, 5/20/2030 (c) (e)	880	901
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.88%, 12/15/2033 (c) (e) (f) (g) (h)	2,295	2,279
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 7.20%, 4/17/2036 (c) (e) (f) (g) (h)	3,000	3,018
BPCE SA (SOFR + 1.98%), 6.61%, 10/19/2027 (c) (e)	518	523
Credit Agricole SA
4.13%, 1/10/2027 (c)	482	482
5.13%, 3/11/2027 (c)	476	480
5.30%, 7/12/2028 (c)	357	363
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (c) (e) (f) (g) (h)	9,970	10,069
(SOFR + 1.74%), 5.86%, 1/9/2036 (c) (e)	620	639
Forvia SE 6.75%, 9/15/2033 (a) (c)	766	768
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (c) (e) (f) (g) (h)	5,786	6,102
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (c) (e)	1,091	1,077
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (c) (e)	897	903
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (c) (e) (f) (g) (h)	3,320	3,504
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (c) (e) (f) (g) (h)	5,432	5,213
		60,233
Georgia — 0.0% ^
Georgian Railway JSC 4.00%, 6/17/2028 (b)	700	673
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Germany — 0.1%
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.23%), 6.50%, 10/30/2034 (c) (e) (f) (g) (h)	1,400	1,401
BMW US Capital LLC 4.60%, 8/13/2027 (c)	250	251
Commerzbank AG (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.32%), 7.50%, 10/9/2030 (b) (e) (f) (g) (h)	1,400	1,461
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (i)	878	1,006
IHO Verwaltungs GmbH
7.75% (Cash), 11/15/2030 (c) (j)	1,816	1,871
8.00% (Cash), 11/15/2032 (c) (j)	722	747
7.38% (Cash), 5/15/2033 (c) (j)	509	518
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (c)	250	252
		7,507
Ireland — 0.0% ^
AerCap Ireland Capital DAC
6.45%, 4/15/2027	499	508
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (e)	1,247	1,291
		1,799
Italy — 0.1%
Fibercop SpA
Series 2033, 6.38%, 11/15/2033 (c)	856	855
6.00%, 9/30/2034 (c)	4,028	3,863
7.72%, 6/4/2038 (c)	488	489
Telecom Italia Capital SA
6.38%, 11/15/2033	147	154
6.00%, 9/30/2034	276	284
		5,645
Jamaica — 0.0% ^
Digicel International Finance Ltd. 8.63%, 8/1/2032 (c)	1,349	1,399
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (a) (c)	1,299	1,319
		2,718
Japan — 0.1%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (c)	4,907	5,054
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	264	262
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Japan — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (e)	663	655
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	268	268
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	267	273
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.59%, 7/10/2035 (e)	420	431
Sumitomo Mitsui Financial Group, Inc.
5.32%, 7/9/2029	377	385
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (e) (f) (g) (h)	2,696	2,721
		10,049
Kyrgyzstan — 0.0% ^
Eldik Bank OAO 8.50%, 4/23/2031 (c)	893	895
Luxembourg — 0.1%
Altice Financing SA 5.75%, 8/15/2029 (c)	4,343	3,197
Altice France Lux 3 10.00%, 1/15/2033 (c)	822	813
INEOS Finance plc
6.75%, 5/15/2028 (c)	1,877	1,885
7.50%, 4/15/2029 (a) (c)	1,780	1,758
		7,653
Mexico — 0.4%
Comision Federal de Electricidad 6.50%, 1/28/2051 (c)	788	776
Petroleos Mexicanos
5.95%, 1/28/2031	1,460	1,429
6.70%, 2/16/2032	6,320	6,342
10.00%, 2/7/2033	4,625	5,425
6.38%, 1/23/2045	900	747
5.63%, 1/23/2046	742	572
6.75%, 9/21/2047	850	716
6.35%, 2/12/2048	500	405
7.69%, 1/23/2050	13,222	12,145
6.95%, 1/28/2060	2,900	2,408
Saavi Energia SARL 8.88%, 2/10/2035 (c)	1,729	1,926
		32,891
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Morocco — 0.0% ^
OCP SA
6.88%, 4/25/2044 (b)	1,030	1,043
5.13%, 6/23/2051 (b)	1,000	799
7.50%, 5/2/2054 (c)	1,430	1,538
		3,380
Netherlands — 0.2%
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (c) (e)	200	201
Cooperatieve Rabobank UA
3.75%, 7/21/2026	374	373
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (c) (e)	797	786
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (c) (e)	552	562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.45%, 3/5/2030 (a) (c) (e)	552	565
ING Groep NV
3.95%, 3/29/2027	729	728
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (b) (e) (f) (g) (h)	12,939	13,824
		17,039
New Zealand — 0.0% ^
ASB Bank Ltd. 1.63%, 10/22/2026 (c)	262	259
Panama — 0.0% ^
Gatunp 6.87%, 9/30/2044 (c) (k)	3,215	3,215
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd., Zero Coupon, 6/5/2034 (c)	289	240
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (c)	900	733
4.75%, 6/19/2032 (a) (c)	500	408
5.63%, 6/19/2047 (b)	2,600	1,832
		2,973
South Africa — 0.1%
Eskom Holdings, 8.45%, 8/10/2028 (b)	2,200	2,314
Transnet 8.25%, 2/6/2028 (c)	1,600	1,665
		3,979
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	47

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 3/13/2029	400	410
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	10,409	11,460
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.13%, 5/8/2033 (e) (g) (h)	2,200	2,200
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (e)	400	403
5.44%, 7/15/2031	1,200	1,236
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (e) (f) (g) (h)	9,800	11,637
Grifols SA 4.75%, 10/15/2028 (c)	2,824	2,784
		30,130
Sweden — 0.1%
Skandinaviska Enskilda Banken AB 5.38%, 3/5/2029 (c)	1,218	1,247
Svenska Handelsbanken AB
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.63%), 1.42%, 6/11/2027 (a) (c) (e)	351	350
5.50%, 6/15/2028 (c)	856	875
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (e) (f) (g) (h)	2,800	2,665
Swedbank AB 5.34%, 9/20/2027 (c)	350	354
		5,491
Switzerland — 0.2%
UBS Group AG
(USD SOFR Spread-Adjusted ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (c) (e)	288	297
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (c) (e) (f) (g) (h)	13,592	15,862
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 3.32%), 7.00%, 1/8/2036 (c) (e) (f) (g) (h)	2,496	2,533
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a) (c)	2,124	2,147
		20,839
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trinidad And Tobago — 0.0% ^
Trinidad Generation UnLtd 7.75%, 6/16/2033 (c)	836	881
Turkey — 0.0% ^
TC Ziraat Bankasi A/S
8.00%, 1/16/2029 (b)	1,400	1,466
7.25%, 2/4/2030 (c)	2,095	2,131
		3,597
United Kingdom — 0.9%
Barclays plc
(SOFR + 1.49%), 5.67%, 3/12/2028 (e)	350	353
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (e) (f) (g) (h)	2,749	2,885
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (e) (f) (g) (h)	1,500	1,674
(SOFR + 1.74%), 5.69%, 3/12/2030 (e)	221	227
BAT Capital Corp.
5.83%, 2/20/2031	835	874
5.35%, 8/15/2032	525	540
Connect Finco SARL 9.00%, 9/15/2029 (c)	2,325	2,452
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (e) (f) (g) (h)	8,840	9,217
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	663	641
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	6,541	6,101
(SOFR + 1.52%), 5.73%, 5/17/2032 (e)	1,232	1,276
(SOFR + 1.19%), 2.80%, 5/24/2032 (e)	1,201	1,087
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (e) (f) (g) (h)	2,380	2,465
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.80%), 7.00%, 9/24/2035 (e) (f) (g) (h)	3,405	3,474
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029 (a) (c)	1,867	1,811
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (e) (f) (g) (h)	5,231	5,249
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	318	320
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (e) (f) (g) (h)	2,000	2,058
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	2,100	2,165
Nationwide Building Society
(SOFR + 1.91%), 6.56%, 10/18/2027 (c) (e)	250	252
5.13%, 7/29/2029 (c)	663	674
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 4.60%, 6/28/2031 (e) (f) (g) (h)	4,432	4,058
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (e) (f) (g) (h)	3,952	4,363
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (e)	3,080	3,194
Santander UK Group Holdings plc (SOFR + 1.22%), 2.47%, 1/11/2028 (e)	250	246
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (c) (e) (f) (g) (h)	3,866	3,975
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (c) (e)	500	508
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (c) (e) (f) (g) (h)	2,500	2,639
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 7.00%, 11/14/2035 (c) (e) (f) (g) (h)	1,714	1,740
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (c)	4,295	4,144
Vodafone Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (e)	6,106	5,688
		76,350
United States — 25.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (c)	5,459	5,638
AbbVie, Inc.
4.88%, 3/15/2030	985	1,002
4.05%, 11/21/2039	37	32
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (c)	2,346	2,334
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
5.00%, 4/15/2029 (a) (c)	1,443	1,412
7.38%, 3/15/2033 (a) (c)	653	668
Accendra Health, Inc.
4.50%, 3/31/2029 (a) (c)	4,362	2,908
6.63%, 4/1/2030 (c)	2,204	1,184
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (c)	5,228	4,669
Acushnet Co. 5.63%, 12/1/2033 (c)	436	438
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (c)	3,096	3,150
8.25%, 4/15/2031 (c)	5,839	6,091
7.50%, 2/15/2033 (a) (c)	2,486	2,543
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	4,112	3,955
4.88%, 7/15/2032 (a) (c)	6,494	6,185
Advanced Drainage Systems, Inc. 5.38%, 3/1/2034 (c)	648	639
AECOM 6.00%, 8/1/2033 (c)	2,330	2,349
Aethon United BR LP 7.50%, 10/1/2029 (c)	904	944
Albertsons Cos., Inc.
3.50%, 3/15/2029 (c)	5,812	5,543
4.88%, 2/15/2030 (c)	845	827
5.50%, 3/31/2031 (c)	665	661
5.63%, 3/31/2032 (c)	3,177	3,134
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (c)	4,251	4,375
Alexandria Real Estate Equities, Inc., REIT
2.75%, 12/15/2029	18	17
2.95%, 3/15/2034	7	6
Alliant Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.75%, 4/1/2056 (e)	890	875
Allied Universal Holdco LLC 4.63%, 6/1/2028 (c)	1,936	1,907
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	3,337	3,331
5.88%, 6/1/2029 (a) (c)	8,169	8,246
3.75%, 1/30/2031 (c)	1,262	1,186
5.88%, 12/1/2033 (c)	783	790
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (e)	2,669	2,737
Ally Financial, Inc. Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (e) (g) (h)	5,049	4,858
Altria Group, Inc.
4.80%, 2/14/2029	18	18
5.63%, 2/6/2035	185	190
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	49

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Alumina Pty. Ltd.
6.13%, 3/15/2030 (c)	1,222	1,249
6.38%, 9/15/2032 (c)	1,414	1,454
Amazon.com, Inc. 4.25%, 3/13/2031	300	297
American Airlines, Inc. 5.75%, 4/20/2029 (c)	9,900	9,906
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	1,669	1,671
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (c)	2,840	2,805
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (e) (g) (h)	3,302	3,271
(SOFR + 0.97%), 5.39%, 7/28/2027 (e)	250	251
(SOFR + 0.93%), 5.04%, 7/26/2028 (e)	209	211
American Honda Finance Corp. (SOFR + 0.87%), 4.52%, 7/9/2027 (e)	67	67
American Tower Corp., REIT
1.45%, 9/15/2026	22	22
1.50%, 1/31/2028	74	70
5.00%, 1/31/2030	955	967
2.10%, 6/15/2030	27	24
AmeriGas Partners LP
5.75%, 5/20/2027	1,166	1,172
9.38%, 6/1/2028 (c)	1,978	2,029
9.50%, 6/1/2030 (c)	1,390	1,484
Amkor Technology, Inc. 5.88%, 10/1/2033 (c)	1,481	1,489
Antero Midstream Partners LP
5.75%, 1/15/2028 (c)	4,280	4,279
5.38%, 6/15/2029 (c)	4,274	4,270
5.75%, 10/15/2033 (c)	1,441	1,438
Antero Resources Corp. 5.38%, 3/1/2030 (c)	1,444	1,453
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (c)	5,251	5,011
9.75%, 4/15/2030 (c)	2,043	2,182
APi Group DE, Inc.
4.13%, 7/15/2029 (a) (c)	2,610	2,544
4.75%, 10/15/2029 (c)	2,055	2,014
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (c)	3,202	3,170
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	7,883	7,867
Arches Buyer, Inc.
4.25%, 6/1/2028 (c)	1,690	1,654
6.13%, 12/1/2028 (a) (c)	619	602
Archrock Partners LP 6.63%, 9/1/2032 (c)	1,627	1,674
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Archrock Services LP 6.00%, 2/1/2034 (c)	676	680
Ardagh Group SA
9.50%, 12/1/2030 (a) (c)	3,697	3,920
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (c) (j)	3,785	3,280
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	408	404
4.63%, 11/15/2029 (c)	4,301	4,186
4.75%, 3/1/2030	416	405
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (c)	1,079	1,080
6.63%, 10/15/2032 (c)	1,430	1,467
6.63%, 7/15/2033 (c)	1,550	1,592
Asurion LLC 8.00%, 12/31/2032 (c)	2,687	2,807
AT&T, Inc.
4.55%, 11/1/2032	480	471
4.90%, 11/1/2035	365	355
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (c)	3,024	2,882
Athene Global Funding
5.62%, 5/8/2026 (c)	335	335
4.86%, 8/27/2026 (c)	212	212
Athene Holding Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.58%), 6.88%, 6/28/2055 (e)	3,545	3,440
ATI, Inc.
5.88%, 12/1/2027	1,861	1,863
4.88%, 10/1/2029	1,673	1,662
7.25%, 8/15/2030	1,838	1,914
5.13%, 10/1/2031	1,252	1,247
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	10,013	9,869
Avient Corp. 7.13%, 8/1/2030 (c)	1,120	1,141
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	3,996	3,994
4.75%, 4/1/2028 (c)	3,320	3,241
5.38%, 3/1/2029 (a) (c)	4,949	4,809
8.25%, 1/15/2030 (c)	3,817	3,919
8.38%, 6/15/2032 (a) (c)	2,096	2,107
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (c)	832	864
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	4,598	4,577
3.38%, 2/15/2029 (c)	4,455	4,242
Axon Enterprise, Inc.
6.13%, 3/15/2030 (c)	485	496
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.25%, 3/15/2033 (c)	686	704
Bank of America Corp.
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (e) (g) (h)	2,627	2,603
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (e) (g) (h)	2,778	2,797
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (e) (g) (h)	4,378	4,393
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (e)	250	247
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (e) (g) (h)	4,600	4,744
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (e)	464	445
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (e) (g) (h)	4,755	4,806
(SOFR + 1.21%), 2.57%, 10/20/2032 (e)	694	618
(SOFR + 1.83%), 4.57%, 4/27/2033 (e)	950	935
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	673	688
Bank of New York Mellon Corp. (The)
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (e) (g) (h)	6,537	6,515
(SOFR + 0.68%), 4.44%, 6/9/2028 (e)	260	261
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (e)	22	23
Bath & Body Works, Inc.
6.88%, 11/1/2035	1,009	995
6.75%, 7/1/2036	2,186	2,126
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	745	769
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (c)	3,994	3,974
Big River Steel LLC 6.63%, 1/31/2029 (c)	3,183	3,186
Biogen, Inc. 5.05%, 1/15/2031	810	824
Block, Inc.
2.75%, 6/1/2026	1,985	1,980
5.63%, 8/15/2030 (c)	989	990
6.50%, 5/15/2032	6,182	6,300
6.00%, 8/15/2033 (c)	1,229	1,227
Blue Racer Midstream LLC
7.00%, 7/15/2029 (c)	1,359	1,408
7.25%, 7/15/2032 (c)	1,698	1,776
Boise Cascade Co. 4.88%, 7/1/2030 (a) (c)	858	844
Boyd Gaming Corp. 4.75%, 6/15/2031 (c)	945	911
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	3,636	3,554
BP Capital Markets America, Inc., 3.02%, 1/16/2027	258	256
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (g) (h)	2,196	2,177
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (e) (g) (h)	1,918	2,008
Brink's Co. (The)
4.63%, 10/15/2027 (c)	3,821	3,803
6.50%, 6/15/2029 (c)	1,044	1,068
Broadcom, Inc.
4.30%, 11/15/2032	32	31
2.60%, 2/15/2033	915	800
Buckeye Partners LP
3.95%, 12/1/2026	2,414	2,396
4.50%, 3/1/2028 (c)	4,973	4,927
6.75%, 2/1/2030 (c)	1,671	1,729
Builders FirstSource, Inc.
5.00%, 3/1/2030 (c)	1,117	1,093
4.25%, 2/1/2032 (c)	3,013	2,795
6.38%, 6/15/2032 (c)	3,376	3,400
6.38%, 3/1/2034 (c)	2,224	2,213
6.75%, 5/15/2035 (c)	1,161	1,172
Bunge Ltd. Finance Corp.
4.80%, 3/19/2033	125	124
5.15%, 3/19/2036	375	373
BWX Technologies, Inc.
4.13%, 6/30/2028 (c)	2,648	2,605
4.13%, 4/15/2029 (c)	4,672	4,539
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (c)	4,047	4,109
6.50%, 2/15/2032 (c)	6,143	5,969
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (e) (g) (h)	5,396	5,354
Cardinal Health, Inc. 4.70%, 11/15/2026	62	62
Carnival Corp.
4.00%, 8/1/2028 (c)	1,016	992
7.00%, 8/15/2029 (c)	1,239	1,286
5.75%, 3/15/2030 (c)	1,768	1,794
5.88%, 6/15/2031 (c)	1,758	1,783
5.75%, 8/1/2032 (c)	5,691	5,720
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	51

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.13%, 2/15/2033 (c)	4,285	4,348
Carpenter Technology Corp. 5.63%, 3/1/2034 (c)	717	717
Caturus Energy LLC 7.13%, 5/15/2031 (c)	975	978
CCO Holdings LLC
5.00%, 2/1/2028 (c)	12,134	11,992
6.38%, 9/1/2029 (c)	725	726
4.75%, 3/1/2030 (c)	38,667	36,654
4.50%, 8/15/2030 (c)	19,273	17,977
4.25%, 2/1/2031 (c)	16,632	15,106
7.38%, 3/1/2031 (a) (c)	6,772	6,855
4.75%, 2/1/2032 (a) (c)	2,384	2,135
4.50%, 5/1/2032	1,342	1,178
7.00%, 2/1/2033 (c)	2,133	2,103
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (c)	3,428	2,844
Celanese US Holdings LLC
7.00%, 2/15/2031	1,659	1,726
7.38%, 2/15/2034 (a)	6,736	7,052
Cencora, Inc. 2.70%, 3/15/2031	1,125	1,027
Central Garden & Pet Co.
5.13%, 2/1/2028	6,621	6,593
4.13%, 10/15/2030	3,440	3,249
Charles Schwab Corp. (The)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (e) (g) (h)	11,818	11,015
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.10%, 6/1/2031 (e) (g) (h)	1,159	1,160
Chart Industries, Inc.
7.50%, 1/1/2030 (c)	5,498	5,708
9.50%, 1/1/2031 (c)	611	642
Charter Communications Operating LLC
6.65%, 2/1/2034	610	633
6.55%, 6/1/2034	550	569
Chemours Co. (The)
5.75%, 11/15/2028 (c)	6,598	6,583
8.00%, 1/15/2033 (c)	1,528	1,575
7.88%, 3/15/2034 (c)	1,726	1,765
Cheniere Energy Partners LP
4.00%, 3/1/2031	1,000	964
3.25%, 1/31/2032	497	455
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (c)	155	154
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Chord Energy Corp.
6.00%, 10/1/2030 (c)	2,323	2,368
6.75%, 3/15/2033 (c)	1,722	1,792
Churchill Downs, Inc. 5.75%, 4/1/2030 (c)	1,580	1,575
Ciena Corp. 4.00%, 1/31/2030 (c)	2,353	2,254
Cinemark USA, Inc.
5.25%, 7/15/2028 (c)	2,078	2,070
7.00%, 8/1/2032 (a) (c)	1,432	1,480
Cipher Compute LLC 7.13%, 11/15/2030 (c)	2,583	2,677
Citibank NA 4.93%, 8/6/2026	250	250
Citigroup, Inc.
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (e) (g) (h)	4,682	4,683
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (e) (g) (h)	4,928	5,000
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (e) (g) (h)	1,880	1,891
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (e) (g) (h)	3,789	3,856
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (e) (g) (h)	1,120	1,137
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.63%, 2/15/2031 (e) (g) (h)	5,502	5,569
(SOFR + 2.11%), 2.57%, 6/3/2031 (e)	972	894
(SOFR + 1.18%), 2.52%, 11/3/2032 (e)	464	411
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	850	770
(SOFR + 1.94%), 3.79%, 3/17/2033 (e)	913	859
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (e) (g) (h)	6,264	6,507
Clarios Global LP
6.75%, 5/15/2028 (c)	4,091	4,162
6.75%, 2/15/2030 (c)	2,350	2,428
6.75%, 9/15/2032 (c)	2,855	2,920
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (c)	2,440	2,357
4.88%, 7/1/2029 (c)	2,827	2,564
Clean Harbors, Inc. 5.75%, 10/15/2033 (c)	1,849	1,866
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (c)	4,871	4,906
7.50%, 6/1/2029 (c)	7,562	7,576
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.13%, 2/15/2031 (c)	7,267	7,555
7.50%, 3/15/2033 (c)	3,555	3,734
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (c)	3,067	2,956
6.88%, 11/1/2029 (c)	2,503	2,551
6.75%, 4/15/2030 (c)	2,642	2,601
4.88%, 3/1/2031 (c)	1,790	1,650
7.50%, 9/15/2031 (c)	1,546	1,579
7.63%, 1/15/2034 (a) (c)	899	908
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (c)	142	140
6.75%, 4/15/2032 (c)	5,708	5,370
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (e)	3,823	3,739
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (e)	1,100	1,014
CNX Midstream Partners LP 4.75%, 4/15/2030 (c)	834	807
CNX Resources Corp.
7.38%, 1/15/2031 (c)	2,395	2,469
5.88%, 3/1/2034 (c)	1,274	1,264
Coherent Corp. 5.00%, 12/15/2029 (c)	9,190	9,091
Coinbase Global, Inc.
3.38%, 10/1/2028 (c)	1,548	1,484
3.63%, 10/1/2031 (a) (c)	1,710	1,499
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (c)	1,195	1,249
Commercial Metals Co. 5.75%, 11/15/2033 (c)	1,886	1,889
Community Health Systems, Inc.
6.00%, 1/15/2029 (c)	1,821	1,807
6.13%, 4/1/2030 (c)	521	462
5.25%, 5/15/2030 (c)	10,019	9,460
4.75%, 2/15/2031 (a) (c)	4,241	3,968
10.88%, 1/15/2032 (c)	2,663	2,860
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	1,255	1,310
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	7,791	7,788
5.88%, 1/15/2030 (c)	2,406	2,331
Concentra Health Services, Inc. 6.88%, 7/15/2032 (c)	1,113	1,153
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Conduent Business Services LLC 6.00%, 11/1/2029 (c)	4,060	2,908
Connect Holding II LLC 10.50%, 4/3/2031 (c)	4,160	4,239
Constellation Energy Generation LLC 4.63%, 2/1/2029 (c)	1,062	1,055
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (c)	10,400	9,993
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 6.88%, 12/1/2030 (e) (g) (h)	6,912	7,109
CoreCivic, Inc. 8.25%, 4/15/2029	4,303	4,483
CoreWeave, Inc.
9.25%, 6/1/2030 (a) (c)	3,452	3,496
9.00%, 2/1/2031 (a) (c)	3,765	3,741
Coty, Inc. 4.75%, 1/15/2029 (c)	880	852
Crescent Energy Finance LLC
7.63%, 4/1/2032 (c)	4,357	4,486
7.88%, 4/15/2032 (c)	4,528	4,694
7.38%, 1/15/2033 (a) (c)	3,268	3,345
8.38%, 1/15/2034 (c)	2,028	2,145
Crown Castle, Inc., REIT
3.65%, 9/1/2027	55	54
4.90%, 9/1/2029	1,035	1,040
CSC Holdings LLC
5.38%, 2/1/2028 (c)	830	620
11.25%, 5/15/2028 (c)	362	294
11.75%, 1/31/2029 (c)	691	495
6.50%, 2/1/2029 (c)	11,012	6,855
3.38%, 2/15/2031 (c)	1,735	1,008
4.50%, 11/15/2031 (c)	2,518	1,468
CVR Partners LP 6.13%, 6/15/2028 (c)	211	211
Cyprium Corp. 6.13%, 4/15/2031 (c)	1,722	1,734
DaVita, Inc.
4.63%, 6/1/2030 (c)	8,669	8,392
3.75%, 2/15/2031 (c)	5,276	4,894
6.88%, 9/1/2032 (a) (c)	1,629	1,681
Dexko Global, Inc. 7.50%, 4/15/2032 (a) (c)	2,818	2,536
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (c)	2,234	2,356
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (c)	2,340	2,458
Directv Financing LLC 5.88%, 8/15/2027 (c)	4,210	4,213
Discovery Communications LLC 5.00%, 9/20/2037 (a)	836	635
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	3,547	3,213
5.05%, 3/15/2042	2,283	1,629
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	53

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
DISH DBS Corp.
7.75%, 7/1/2026	10,816	10,776
5.25%, 12/1/2026 (c)	10,065	9,969
5.75%, 12/1/2028 (c)	2,450	2,407
DISH Network Corp. 11.75%, 11/15/2027 (c)	12,420	12,821
DOC DR LLC, REIT
3.95%, 1/15/2028	13	13
2.63%, 11/1/2031	4	4
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (e) (g) (h)	3,390	3,361
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (e)	1,144	1,220
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (e)	1,754	1,817
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (e)	2,345	2,398
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (e)	3,945	3,947
DT Midstream, Inc. 4.13%, 6/15/2029 (c)	4,705	4,607
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (e)	3,268	3,414
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	5,907	5,770
EchoStar Corp.
10.75%, 11/30/2029	5,220	5,668
6.75% (Cash), 11/30/2030 (j)	2,844	2,885
Edged Compute LLC 7.50%, 4/30/2031 (c)	2,230	2,187
Edgewell Personal Care Co.
5.50%, 6/1/2028 (c)	3,657	3,649
4.13%, 4/1/2029 (c)	2,731	2,610
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (i)	1,540	1,574
Embarq LLC 8.00%, 6/1/2036 (a)	2,835	768
Emera US Finance LLC Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.85%, 10/1/2056 (e)	2,223	2,230
EMRLD Borrower LP
6.63%, 12/15/2030 (c)	10,802	11,059
6.75%, 7/15/2031 (c)	3,664	3,788
Encompass Health Corp.
4.75%, 2/1/2030 (a)	2,455	2,417
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.63%, 4/1/2031	4,563	4,438
Endo Finance Holdings LP 8.50%, 4/15/2031 (c)	900	954
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	5,990	5,908
4.38%, 3/31/2029 (c)	5,305	5,103
6.00%, 9/15/2033 (a) (c)	218	208
Energy Transfer LP
6.55%, 12/1/2033	420	455
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (e)	636	674
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (e)	7,575	7,595
Enpro, Inc. 6.13%, 6/1/2033 (c)	938	956
Entegris, Inc.
4.38%, 4/15/2028 (c)	1,519	1,497
4.75%, 4/15/2029 (c)	4,804	4,767
3.63%, 5/1/2029 (c)	2,894	2,760
5.95%, 6/15/2030 (c)	7,645	7,739
Entergy Corp.
2.95%, 9/1/2026	250	249
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (e)	1,531	1,576
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (e)	2,945	2,946
Enterprise Products Operating LLC Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (e)	3,227	3,219
EQT Corp.
7.50%, 6/1/2030	535	581
4.75%, 1/15/2031	5,576	5,550
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (c)	6,324	6,556
8.63%, 5/15/2032 (c)	786	834
8.00%, 3/15/2033 (a) (c)	1,283	1,345
Equitable Financial Life Global Funding 4.88%, 11/19/2027 (c)	132	133
Esab Corp.
6.25%, 4/15/2029 (c)	1,880	1,905
5.63%, 4/1/2031 (c)	1,038	1,048
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (l)	967	—
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (e)	2,815	2,788
Expand Energy Corp. 4.75%, 2/1/2032	930	912
F&G Global Funding 5.88%, 6/10/2027 (c)	160	162
Fair Isaac Corp.
4.00%, 6/15/2028 (c)	1,242	1,211
6.00%, 5/15/2033 (c)	1,464	1,444
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (e)	301	309
(SOFR + 1.84%), 5.63%, 1/29/2032 (e)	398	411
Series H, (3-MONTH CME TERM SOFR + 3.29%), 6.99%, 5/30/2026 (e) (g) (h)	1,946	1,941
Flash Compute LLC 7.25%, 12/31/2030 (c)	2,216	2,260
Ford Motor Credit Co. LLC
6.95%, 6/10/2026	1,864	1,865
4.54%, 8/1/2026	2,052	2,052
2.70%, 8/10/2026	2,049	2,038
4.27%, 1/9/2027	4,668	4,650
4.13%, 8/17/2027	1,205	1,191
2.90%, 2/16/2028	1,455	1,401
6.80%, 5/12/2028	1,944	2,003
2.90%, 2/10/2029	880	827
7.20%, 6/10/2030	1,296	1,371
5.73%, 9/5/2030	1,140	1,149
4.00%, 11/13/2030	6,739	6,330
Foundry JV Holdco LLC 5.50%, 1/25/2031 (c)	200	205
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (c)	9,734	9,734
6.75%, 5/1/2029 (c)	1,280	1,280
5.88%, 11/1/2029	50	50
6.00%, 1/15/2030 (c)	109	110
8.75%, 5/15/2030 (c)	2,033	2,080
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	2,615	2,467
Gartner, Inc.
4.50%, 7/1/2028 (c)	1,975	1,940
3.63%, 6/15/2029 (c)	1,138	1,071
Gates Corp. 6.88%, 7/1/2029 (c)	885	910
GCI LLC 4.75%, 10/15/2028 (c)	8,942	8,749
General Motors Financial Co., Inc.
4.30%, 4/6/2029	490	485
2.35%, 1/8/2031	435	390
Genesis Energy LP
8.88%, 4/15/2030	2,410	2,525
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
7.88%, 5/15/2032	765	802
6.75%, 3/15/2034	1,312	1,321
GEO Group, Inc. (The)
8.63%, 4/15/2029	3,623	3,769
10.25%, 4/15/2031	477	512
GFL Environmental, Inc.
4.00%, 8/1/2028 (c)	3,868	3,780
4.75%, 6/15/2029 (c)	2,775	2,742
6.75%, 1/15/2031 (c)	4,425	4,588
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (c)	3,035	3,030
7.50%, 4/15/2032 (c)	3,025	3,191
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	1,767	1,842
Global Payments, Inc.
3.20%, 8/15/2029	18	17
4.88%, 11/15/2030	640	629
Goat Holdco LLC 6.75%, 2/1/2032 (c)	1,194	1,224
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (e) (g) (h)	5,607	5,604
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (e) (g) (h)	1,830	1,824
(SOFR + 0.82%), 1.54%, 9/10/2027 (e)	363	359
(SOFR + 0.91%), 1.95%, 10/21/2027 (e)	19	19
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	15	15
(SOFR + 1.85%), 3.62%, 3/15/2028 (e)	983	976
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (e) (g) (h)	4,001	4,206
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (e) (g) (h)	6,484	6,776
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (e) (g) (h)	4,610	4,749
(SOFR + 1.28%), 2.62%, 4/22/2032 (e)	486	437
(SOFR + 1.25%), 2.38%, 7/21/2032 (e)	464	411
(SOFR + 1.26%), 2.65%, 10/21/2032 (e)	16	14
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (e) (g) (h)	5,630	5,672
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	149	150
(SOFR + 1.42%), 5.02%, 10/23/2035 (e)	1,805	1,776
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	55

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029 (a)	5,506	5,282
6.63%, 7/15/2030	1,291	1,278
5.25%, 7/15/2031	2,746	2,496
Gray Media, Inc.
10.50%, 7/15/2029 (c)	7,188	7,631
4.75%, 10/15/2030 (c)	3,174	2,541
5.38%, 11/15/2031 (c)	1,376	1,075
7.25%, 8/15/2033 (c)	5,040	5,132
Griffon Corp. 5.75%, 3/1/2028	4,703	4,692
Group 1 Automotive, Inc.
4.00%, 8/15/2028 (c)	1,223	1,191
6.38%, 1/15/2030 (c)	1,139	1,157
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	3,589	3,682
Harvest Midstream I LP 7.50%, 5/15/2032 (c)	1,710	1,780
HCA, Inc.
2.38%, 7/15/2031	1,058	939
5.60%, 4/1/2034	600	615
Herc Holdings, Inc.
6.63%, 6/15/2029 (c)	2,182	2,236
7.00%, 6/15/2030 (c)	4,134	4,301
Hertz Corp. (The)
4.63%, 12/1/2026 (c)	1,499	1,448
12.63%, 7/15/2029 (c)	5,634	5,311
5.00%, 12/1/2029 (c)	8,062	3,963
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (l)	1,106	—
5.50%, 10/15/2024 ‡ (c) (l)	11,828	1
7.13%, 8/1/2026 ‡ (b) (l)	5,505	1
6.00%, 1/15/2028 ‡ (l)	5,450	1
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	778	786
5.13%, 6/15/2028 (c)	5	5
6.50%, 6/1/2029 (c)	1,696	1,738
4.25%, 2/15/2030 (c)	2,602	2,524
Hilcorp Energy I LP
6.25%, 11/1/2028 (c)	183	184
6.00%, 4/15/2030 (c)	1,719	1,712
6.25%, 4/15/2032 (c)	1,430	1,421
6.88%, 5/15/2034 (c)	533	536
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029 (c)	1,206	1,223
3.75%, 5/1/2029 (c)	1,583	1,528
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.88%, 1/15/2030	1,134	1,126
6.13%, 4/1/2032 (c)	1,141	1,162
5.88%, 3/15/2033 (c)	2,850	2,886
5.75%, 9/15/2033 (c)	5,687	5,725
5.50%, 3/31/2034 (c)	692	687
Honeywell Aerospace, Inc. 4.30%, 3/16/2031 (c)	415	410
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (c)	2,201	2,295
6.63%, 1/15/2034 (c)	3,853	3,920
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	2,226	1,580
Hyundai Capital America
1.65%, 9/17/2026 (c)	37	37
4.30%, 9/24/2027 (c)	141	141
5.00%, 1/7/2028 (c)	460	463
2.10%, 9/15/2028 (c)	18	17
ICITII 6.00%, 1/31/2033 ‡ (c)	892	408
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a) (c)	7,499	7,513
10.88%, 5/1/2030 (a) (c)	4,846	4,616
ILFC E-Capital Trust I 6.38%, 12/21/2065 (c) (m)	6,213	5,327
ILFC E-Capital Trust II 6.63%, 12/21/2065 (c) (m)	3,358	2,936
Infinity Natural Resources LLC 7.63%, 4/1/2031 (c)	749	762
Ingram Micro, Inc. 4.75%, 5/15/2029 (c)	10,401	10,221
Insight Enterprises, Inc. 6.63%, 5/15/2032 (c)	909	902
Installed Building Products, Inc. 5.63%, 2/1/2034 (c)	865	861
Intercontinental Exchange, Inc. 3.63%, 9/1/2028	250	246
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (c)	2,287	1,777
IQVIA, Inc.
5.00%, 10/15/2026 (c)	6,890	6,890
5.00%, 5/15/2027 (c)	5,086	5,082
6.50%, 5/15/2030 (c)	1,000	1,021
6.25%, 6/1/2032 (c)	6,519	6,639
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (c)	3,000	2,993
5.25%, 3/15/2028 (c)	2,207	2,205
5.00%, 7/15/2028 (c)	395	394
5.25%, 7/15/2030 (c)	5,412	5,356
6.25%, 1/15/2033 (c)	350	355
ITC Holdings Corp., 2.95%, 5/14/2030 (c)	34	32
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Jackson National Life Global Funding 5.55%, 7/2/2027 (c)	250	253
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (a) (c)	1,707	864
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	3,325	2,476
JetBlue Airways Corp. 9.88%, 9/20/2031 (c)	4,810	4,480
JH North America Holdings, Inc.
5.88%, 1/31/2031 (c)	1,068	1,068
6.13%, 7/31/2032 (c)	1,599	1,602
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	10	9
Kinetik Holdings LP
6.63%, 12/15/2028 (c)	1,162	1,185
5.88%, 6/15/2030 (c)	2,355	2,363
Knife River Corp. 7.75%, 5/1/2031 (c)	3,140	3,260
Kodiak Gas Services LLC
5.88%, 4/1/2031 (c)	885	891
6.50%, 10/1/2033 (c)	1,401	1,433
Labl 6.75%, 12/31/2026 ‡	365	363
LABL, Inc. 8.63%, 10/1/2031 (c) (l)	543	233
Lamar Media Corp. 4.00%, 2/15/2030	481	461
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	6,521	6,247
Lear Corp. 2.60%, 1/15/2032	5	4
Leidos, Inc.
4.38%, 5/15/2030	470	463
5.40%, 3/15/2032	207	211
Level 3 Financing, Inc.
6.88%, 6/30/2033 (c)	5,675	5,857
7.00%, 3/31/2034 (c)	4,154	4,309
Lithia Motors, Inc.
5.50%, 10/1/2030 (c)	881	876
4.38%, 1/15/2031 (c)	1,536	1,459
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (c)	10,261	10,266
4.75%, 10/15/2027 (c)	8,509	8,484
3.75%, 1/15/2028 (c)	2,187	2,145
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (c)	1,189	1,161
Lumen Technologies, Inc. 5.38%, 6/15/2029 (c)	3,457	3,318
M/I Homes, Inc. 4.95%, 2/1/2028	130	129
Madison IAQ LLC
4.13%, 6/30/2028 (c)	1,743	1,719
5.88%, 6/30/2029 (c)	6,109	6,092
Marriott International, Inc. 4.20%, 7/15/2027	133	133
Mars, Inc.
4.60%, 3/1/2028 (c)	430	433
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.80%, 3/1/2030 (c)	250	253
Masterbrand, Inc. 7.00%, 7/15/2032 (a) (c)	2,022	2,011
Matador Resources Co.
6.50%, 4/15/2032 (c)	1,867	1,907
6.25%, 4/15/2033 (c)	2,646	2,691
6.00%, 4/15/2034 (c)	1,286	1,291
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (c)	12,981	13,126
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	2,008	1,993
Medline Borrower LP
3.88%, 4/1/2029 (c)	7,852	7,629
6.25%, 4/1/2029 (c)	3,854	3,941
5.25%, 10/1/2029 (c)	11,022	10,969
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (c)	6,980	6,978
Meta Platforms, Inc.
4.88%, 5/15/2033	310	310
5.25%, 5/15/2036	120	120
MetLife Capital Trust IV 7.88%, 12/15/2037 (c)	8,747	9,547
MetLife, Inc.
Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.88%, 3/15/2028 (e) (g) (h)	106	106
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (e)	1,705	1,682
MGM Resorts International
6.13%, 9/15/2029	2,382	2,413
6.50%, 4/15/2032 (a)	3,006	3,044
Midcontinent Communications 8.00%, 8/15/2032 (a) (c)	3,704	3,486
Millrose Properties, Inc., REIT
6.38%, 8/1/2030 (c)	2,410	2,441
6.25%, 9/15/2032 (c)	1,158	1,163
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (c)	3,675	3,633
MIWD Holdco II LLC 5.50%, 2/1/2030 (a) (c)	1,208	1,114
Molina Healthcare, Inc. 6.50%, 2/15/2031 (c)	2,827	2,876
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (e)	40	40
(SOFR + 1.61%), 4.21%, 4/20/2028 (e)	20	20
(SOFR + 1.45%), 5.17%, 1/16/2030 (e)	619	627
(SOFR + 1.02%), 1.93%, 4/28/2032 (e)	18	16
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	948	841
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	673	686
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	130	131
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	57

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (e)	817	842
Morgan Stanley Bank NA
(SOFR + 1.08%), 4.95%, 1/14/2028 (e)	455	457
(SOFR + 0.93%), 4.97%, 7/14/2028 (e)	250	251
MPLX LP 5.50%, 6/1/2034	410	415
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (c)	1,624	1,687
NCL Corp. Ltd. 5.88%, 1/15/2031 (c)	2,352	2,289
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	4,562	4,853
NCR Voyix Corp.
5.00%, 10/1/2028 (c)	110	108
5.13%, 4/15/2029 (c)	5,260	5,107
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (c)	2,714	2,745
9.50%, 2/15/2033 (c)	1,877	1,878
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	1,199	1,193
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (e)	1,070	1,074
New Albertsons LP
7.75%, 6/15/2026	1,535	1,536
6.63%, 6/1/2028	450	455
7.45%, 8/1/2029	392	409
8.00%, 5/1/2031	2,108	2,254
Newell Brands, Inc.
6.38%, 9/15/2027	853	859
8.50%, 6/1/2028 (c)	2,957	3,090
6.63%, 9/15/2029	3,081	3,079
6.38%, 5/15/2030 (a)	2,564	2,511
6.63%, 5/15/2032 (a)	605	587
7.37%, 4/1/2036 (a) (i)	1,204	1,146
News Corp.
3.88%, 5/15/2029 (c)	4,437	4,292
5.13%, 2/15/2032 (c)	2,514	2,471
Nexstar Media, Inc.
4.75%, 11/1/2028 (c)	7,818	7,703
6.50%, 9/15/2033 (c)	12,638	12,735
7.25%, 4/15/2034 (c)	8,504	8,558
NextEra Energy Capital Holdings, Inc.
5.05%, 3/15/2030	990	1,007
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (e)	1,617	1,693
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (e)	1,100	1,129
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (e)	1,180	1,204
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (e)	3,683	3,671
NGL Energy Operating LLC
8.13%, 2/15/2029 (c)	2,481	2,572
8.38%, 2/15/2032 (c)	2,169	2,277
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (e)	3,014	3,118
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (e)	2,550	2,622
Noble Finance II LLC 8.00%, 4/15/2030 (c)	1,737	1,807
Novelis Corp.
4.75%, 1/30/2030 (c)	4,502	4,305
6.88%, 1/30/2030 (c)	624	640
6.38%, 8/15/2033 (c)	1,152	1,157
NRG Energy, Inc.
5.75%, 1/15/2028	1,031	1,032
3.38%, 2/15/2029 (c)	2,088	1,995
5.25%, 6/15/2029 (c)	3,052	3,041
5.75%, 7/15/2029 (c)	175	175
3.88%, 2/15/2032 (c)	733	678
6.00%, 2/1/2033 (c)	6,221	6,269
7.00%, 3/15/2033 (c)	1,284	1,396
5.75%, 1/15/2034 (c)	2,178	2,162
5.88%, 5/15/2034 (c)	2,117	2,109
6.00%, 1/15/2036 (c)	2,176	2,161
6.13%, 5/15/2036 (c)	528	526
NuStar Logistics LP 6.38%, 10/1/2030	1,938	2,015
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (c)	2,265	2,334
8.75%, 7/1/2034 (c)	2,038	2,121
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	4,208	4,102
OneMain Finance Corp.
3.50%, 1/15/2027	1,803	1,780
6.63%, 1/15/2028	3,349	3,396
3.88%, 9/15/2028	356	344
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
ONEOK, Inc.
6.50%, 9/1/2030 (c)	695	734
5.60%, 4/1/2044	522	483
Oracle Corp. 3.90%, 5/15/2035	264	223
Organon & Co.
4.13%, 4/30/2028 (c)	4,848	4,785
5.13%, 4/30/2031 (c)	5,971	5,933
6.75%, 5/15/2034 (c)	1,320	1,392
7.88%, 5/15/2034 (c)	525	562
Outfront Media Capital LLC
4.25%, 1/15/2029 (c)	1,173	1,144
7.38%, 2/15/2031 (c)	4,246	4,441
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	2,137	2,139
Pacific Gas and Electric Co. 5.55%, 5/15/2029	1,080	1,104
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (e)	1,171	837
Performance Food Group, Inc.
4.25%, 8/1/2029 (c)	7,399	7,173
6.13%, 9/15/2032 (c)	1,076	1,091
5.63%, 3/1/2034 (c)	1,486	1,455
Permian Resources Operating LLC
9.88%, 7/15/2031 (c)	4,657	4,927
7.00%, 1/15/2032 (c)	3,181	3,309
6.25%, 2/1/2033 (c)	1,926	1,972
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	1,343	1,264
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a) (c)	1,583	1,599
PetSmart LLC 7.50%, 9/15/2032 (c)	4,092	4,144
PG&E Corp.
5.00%, 7/1/2028	3,698	3,680
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (e)	2,898	2,981
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (e)	862	862
Philip Morris International, Inc.
5.13%, 2/15/2030	590	603
4.38%, 4/30/2030	895	891
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	505	456
Plains All American Pipeline LP 4.70%, 1/15/2031	200	200
PM General Purchaser LLC 9.50%, 10/1/2028 (c)	1,093	1,019
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (e) (g) (h)	8,023	7,924
(SOFR + 0.80%), 5.10%, 7/23/2027 (e)	250	250
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (e) (g) (h)	4,543	4,573
(SOFR + 1.34%), 5.30%, 1/21/2028 (e)	214	215
(SOFR + 1.62%), 5.35%, 12/2/2028 (e)	123	125
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (e) (g) (h)	1,701	1,729
(SOFR + 1.90%), 5.68%, 1/22/2035 (e)	673	694
Post Holdings, Inc. 6.25%, 2/15/2032 (c)	3,995	4,071
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (c)	8,676	8,600
Prairie Acquiror LP 9.00%, 8/1/2029 (c)	1,069	1,116
Prestige Brands, Inc. 5.13%, 1/15/2028 (c)	267	267
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (c)	1,886	1,849
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (c)	2,623	2,626
4.38%, 4/30/2029 (c)	300	293
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (e)	3,169	3,089
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (e)	286	290
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (e)	3,054	3,216
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (e)	2,743	2,824
Puget Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.96%), 7.00%, 9/15/2056 (c) (e)	922	923
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 7.25%, 9/15/2056 (c) (e)	922	927
Qnity Electronics, Inc.
5.75%, 8/15/2032 (c)	1,612	1,628
6.25%, 8/15/2033 (c)	956	978
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	59

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (c)	6,751	6,858
QXO Building Products, Inc. 6.75%, 4/30/2032 (c)	3,506	3,576
Radiology Partners, Inc. 8.50%, 7/15/2032 (c)	4,899	4,871
Range Resources Corp. 4.75%, 2/15/2030 (c)	242	237
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (c)	2,154	2,132
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (c)	137	137
Regal Rexnord Corp.
6.30%, 2/15/2030	1,822	1,907
6.40%, 4/15/2033	2,582	2,745
Resideo Funding, Inc. 6.50%, 7/15/2032 (c)	2,926	2,953
RHP Hotel Properties LP, REIT
7.25%, 7/15/2028 (c)	896	917
4.50%, 2/15/2029 (c)	6,784	6,669
6.50%, 4/1/2032 (c)	5,093	5,226
6.50%, 6/15/2033 (c)	526	542
5.75%, 3/15/2034 (c)	890	885
RingCentral, Inc. 8.50%, 8/15/2030 (c)	4,541	4,769
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (c)	1,236	1,257
Rocket Cos., Inc.
6.50%, 8/1/2029 (c)	190	194
6.13%, 8/1/2030 (c)	3,210	3,258
7.13%, 2/1/2032 (c)	1,540	1,592
6.38%, 8/1/2033 (c)	3,761	3,807
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	2,648	2,624
3.63%, 3/1/2029 (c)	2,933	2,815
4.00%, 10/15/2033 (a) (c)	447	403
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (c)	1,182	1,152
6.75%, 3/15/2033 (c)	1,338	1,395
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (c)	2,396	2,429
6.25%, 3/15/2032 (c)	5,895	6,026
6.00%, 2/1/2033 (c)	4,063	4,125
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	251	252
SBA Communications Corp., REIT 3.13%, 2/1/2029	1,002	965
Science Applications International Corp. 5.88%, 11/1/2033 (c)	1,191	1,175
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	3,798	3,722
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.00%, 4/1/2031	2,718	2,529
4.38%, 2/1/2032	4,589	4,282
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (c)	2,265	2,367
8.50%, 7/15/2031 (c)	541	567
5.75%, 12/1/2034 (c)	1,357	1,380
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (e)	1,453	1,432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (e)	1,442	1,458
Sensata Technologies BV
4.00%, 4/15/2029 (c)	3,262	3,168
5.88%, 9/1/2030 (c)	1,870	1,884
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a) (c)	842	782
6.63%, 7/15/2032 (c)	1,050	1,083
Service Corp. International
7.50%, 4/1/2027	2,765	2,814
4.63%, 12/15/2027	187	186
5.13%, 6/1/2029	10	10
3.38%, 8/15/2030	2,262	2,104
4.00%, 5/15/2031	876	828
Shift4 Payments LLC 6.75%, 8/15/2032 (c)	2,607	2,602
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (c) (j)	10,680	10,466
9.75%, 10/1/2027 (c)	1,580	1,584
Sierra Pacific Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 6.20%, 12/15/2055 (e)	1,765	1,736
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (c)	3,510	3,635
Sirius XM Radio LLC
4.00%, 7/15/2028 (c)	21,086	20,477
5.50%, 7/1/2029 (c)	10,807	10,729
4.13%, 7/1/2030 (a) (c)	1,756	1,634
3.88%, 9/1/2031 (c)	76	69
5.88%, 4/15/2032 (a) (c)	2,958	2,909
Six Flags Entertainment Corp.
5.25%, 7/15/2029 (a)	2,894	2,784
7.25%, 5/15/2031 (a) (c)	2,522	2,487
8.63%, 1/15/2032 (a) (c)	2,498	2,540
6.63%, 5/1/2032 (a) (c)	9,514	9,683
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
SM Energy Co.
6.75%, 9/15/2026	2,398	2,399
6.63%, 1/15/2027	3,200	3,200
6.50%, 7/15/2028	1,720	1,725
6.75%, 8/1/2029 (c)	341	350
8.63%, 11/1/2030 (c)	4,931	5,216
8.75%, 7/1/2031 (c)	5,557	5,830
7.00%, 8/1/2032 (a) (c)	1,601	1,643
9.63%, 6/15/2033 (c)	3,141	3,500
6.63%, 4/15/2034 (c)	1,847	1,873
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	4,017	4,206
Snap, Inc. 6.88%, 3/1/2033 (c)	981	955
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (c)	3,605	3,586
Somnigroup International, Inc.
4.00%, 4/15/2029 (c)	7,272	7,035
3.88%, 10/15/2031 (c)	2,875	2,659
Sonic Automotive, Inc.
4.63%, 11/15/2029 (c)	3,872	3,788
4.88%, 11/15/2031 (a) (c)	3,309	3,181
Sotera Health Holdings LLC 7.38%, 6/1/2031 (c)	2,526	2,626
Southern California Edison Co. 5.45%, 6/1/2031	580	594
Southern Co. (The)
3.25%, 7/1/2026	250	250
Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (e)	2,065	2,056
Spectrum Brands, Inc. 3.88%, 3/15/2031 (c)	729	638
SS&C Technologies, Inc.
5.50%, 9/30/2027 (c)	12,980	12,969
6.50%, 6/1/2032 (c)	1,513	1,531
Stagwell Global LLC 5.63%, 8/15/2029 (c)	5,795	5,513
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (c)	4,466	4,510
6.25%, 8/1/2033 (c)	4,871	4,868
5.88%, 3/15/2034 (c)	1,248	1,217
Standard Industries, Inc.
4.75%, 1/15/2028 (c)	6,711	6,672
4.38%, 7/15/2030 (c)	191	182
Staples, Inc.
10.75%, 9/1/2029 (c)	8,794	8,406
12.75%, 1/15/2030 (c)	4,892	3,673
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Starwood Property Trust, Inc., REIT 7.25%, 4/1/2029 (c)	1,162	1,204
State Street Corp.
(SOFR + 0.73%), 2.20%, 2/7/2028 (a) (e)	268	264
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (e) (g) (h)	8,012	8,256
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (e) (g) (h)	1,240	1,285
(SOFR + 1.57%), 4.82%, 1/26/2034 (e)	464	462
Station Casinos LLC
4.63%, 12/1/2031 (c)	1,015	955
6.63%, 3/15/2032 (c)	255	258
Stryker Corp. 4.85%, 2/10/2030	1,005	1,018
Sumisho Air Lease Corp. 3.75%, 6/1/2026	15	15
Sunoco LP
5.88%, 3/15/2028	419	420
7.00%, 5/1/2029 (c)	1,114	1,150
4.50%, 5/15/2029	2,669	2,621
4.50%, 4/30/2030	4,064	3,949
5.38%, 7/15/2031 (c)	1,183	1,177
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (c)	3,770	3,760
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (c)	5,448	5,345
Synaptics, Inc. 4.00%, 6/15/2029 (c)	2,107	2,004
Synopsys, Inc. 4.85%, 4/1/2030	875	883
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	7	7
Talen Energy Supply LLC
6.13%, 5/1/2031 (c)	3,656	3,663
6.38%, 5/1/2033 (c)	5,485	5,492
6.25%, 2/1/2034 (c)	6,622	6,573
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (c)	2,474	2,468
7.38%, 2/15/2029 (c)	1,526	1,572
6.00%, 12/31/2030 (c)	3,774	3,794
6.00%, 9/1/2031 (c)	5,396	5,426
6.75%, 3/15/2034 (c)	3,261	3,332
Tenet Healthcare Corp.
5.13%, 11/1/2027	7,416	7,409
4.25%, 6/1/2029	981	956
6.13%, 6/15/2030	5,926	5,961
6.75%, 5/15/2031	5,139	5,281
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	61

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Terex Corp.
5.00%, 5/15/2029 (c)	6,009	5,968
6.25%, 10/15/2032 (c)	1,826	1,856
T-Mobile USA, Inc. 2.25%, 11/15/2031	965	848
TopBuild Corp.
4.13%, 2/15/2032 (c)	415	415
5.63%, 1/31/2034 (c)	1,406	1,424
Toyota Motor Credit Corp. 4.05%, 9/5/2028	78	78
TransDigm, Inc.
6.38%, 3/1/2029 (c)	4,819	4,915
6.63%, 3/1/2032 (c)	3,012	3,095
6.25%, 1/31/2034 (c)	798	816
Transocean International Ltd. 8.75%, 2/15/2030 (c)	923	966
TriMas Corp. 4.13%, 4/15/2029 (c)	4,547	4,374
TriNet Group, Inc. 7.13%, 8/15/2031 (c)	2,113	2,097
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	2,572	2,640
Trinseo Luxco Finance SPV SARL 7.63%, 5/3/2029 (c) (l)	2,884	58
Truist Financial Corp.
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.13%, 12/15/2027 (e) (g) (h)	2,018	1,998
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	395	400
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	979	1,007
UDR, Inc., REIT
3.20%, 1/15/2030	36	34
3.00%, 8/15/2031	9	8
United Airlines Holdings, Inc.
4.88%, 3/1/2029	1,733	1,707
5.38%, 3/1/2031 (a)	1,092	1,076
United Airlines, Inc. 4.63%, 4/15/2029 (c)	3,366	3,323
United Rentals North America, Inc.
3.88%, 2/15/2031	2,173	2,058
5.38%, 11/15/2033 (c)	4,217	4,170
6.13%, 3/15/2034 (c)	5,772	5,931
United States Steel Corp. 6.88%, 3/1/2029	211	211
Univision Communications, Inc.
7.38%, 6/30/2030 (c)	3,267	3,264
8.50%, 7/31/2031 (c)	641	651
9.38%, 8/1/2032 (c)	1,886	1,952
8.88%, 4/15/2033 (c)	1,460	1,468
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (e) (g) (h)	8,601	8,465
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (e) (g) (h)	1,216	1,212
(SOFR + 1.88%), 6.79%, 10/26/2027 (e)	250	253
(SOFR + 1.56%), 5.38%, 1/23/2030 (e)	82	84
(SOFR + 1.02%), 2.68%, 1/27/2033 (e)	915	816
(SOFR + 1.86%), 5.68%, 1/23/2035 (e)	810	837
US Foods, Inc. 6.88%, 9/15/2028 (c)	1,140	1,164
Vail Resorts, Inc.
5.63%, 7/15/2030 (c)	1,319	1,311
6.50%, 5/15/2032 (c)	4,483	4,573
Valaris Ltd. 8.38%, 4/30/2030 (c)	848	884
Ventas Realty LP, REIT 4.00%, 3/1/2028	22	22
Venture Global Calcasieu Pass LLC
6.25%, 1/15/2030 (c)	1,137	1,170
3.88%, 11/1/2033 (c)	501	446
6.00%, 5/1/2036 (c)	439	442
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	2,544	2,603
9.50%, 2/1/2029 (c)	3,123	3,408
8.38%, 6/1/2031 (c)	2,003	2,088
9.88%, 2/1/2032 (c)	6,510	6,984
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (c)	1,915	1,975
6.50%, 1/15/2034 (c)	6,676	6,993
6.50%, 6/15/2034 (c)	1,350	1,413
7.75%, 5/1/2035 (c)	661	743
6.75%, 1/15/2036 (c)	2,164	2,300
VICI Properties LP, REIT 4.63%, 12/1/2029 (c)	3,619	3,560
Viking Cruises Ltd. 5.88%, 10/15/2033 (c)	2,937	2,944
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (c) (e) (g) (h)	1,472	1,476
Vistra Operations Co. LLC
5.00%, 7/31/2027 (c)	81	81
4.38%, 5/1/2029 (c)	872	857
7.75%, 10/15/2031 (c)	5,464	5,730
6.88%, 4/15/2032 (c)	3,877	4,047
VMware LLC 2.20%, 8/15/2031	823	728
VoltaGrid LLC 7.38%, 11/1/2030 (c)	4,016	4,168
Wabash National Corp. 4.50%, 10/15/2028 (c)	3,530	3,115
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (c)	3,606	3,754
Wayfair LLC
7.25%, 10/31/2029 (c)	1,869	1,915
7.75%, 9/15/2030 (c)	4,258	4,418
6.75%, 11/15/2032 (c)	1,498	1,514
WBI Operating LLC 6.25%, 10/15/2030 (c)	2,548	2,583
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.43%), 3.20%, 6/17/2027 (e)	250	250
(SOFR + 1.51%), 3.53%, 3/24/2028 (e)	983	976
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (e) (g) (h)	2,541	2,668
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (e) (g) (h)	5,226	5,436
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	556	565
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.34%), 6.13%, 6/15/2031 (e) (g) (h)	8,720	8,750
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	464	463
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	464	473
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	3,085	3,093
6.38%, 3/15/2029 (c)	5,938	6,055
5.25%, 4/15/2031 (c)	1,028	1,027
6.63%, 3/15/2032 (c)	3,143	3,255
6.38%, 3/15/2033 (c)	1,167	1,205
Western Midstream Operating LP 4.80%, 3/1/2031	405	402
Williams Cos., Inc. (The) 2.60%, 3/15/2031	19	17
Williams Scotsman, Inc.
6.63%, 6/15/2029 (c)	1,073	1,101
6.63%, 4/15/2030 (c)	624	643
7.38%, 10/1/2031 (c)	2,601	2,709
WMG Acquisition Corp. 3.75%, 12/1/2029 (c)	126	120
WP Carey, Inc., REIT
2.40%, 2/1/2031	33	30
2.45%, 2/1/2032	7	6
WR Grace Holdings LLC
5.63%, 8/15/2029 (c)	3,155	3,010
6.63%, 8/15/2032 (c)	1,745	1,732
7.00%, 8/1/2033 (c)	712	707
WULF Compute LLC 7.75%, 10/15/2030 (c)	5,177	5,441
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (c)	6,271	6,229
7.13%, 2/15/2031 (c)	892	944
6.25%, 3/15/2033 (a) (c)	2,933	2,947
Xerox Corp. 10.25%, 10/15/2030 (a) (c)	1,285	1,073
Xerox Holdings Corp.
5.50%, 8/15/2028 (c)	100	48
8.88%, 11/30/2029 (a) (c)	2,419	883
XPO, Inc.
6.25%, 6/1/2028 (c)	1,863	1,886
7.13%, 2/1/2032 (c)	1,578	1,646
Yum! Brands, Inc.
4.63%, 1/31/2032	3,027	2,912
5.38%, 4/1/2032	59	59
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	720	644
		2,222,230
Uzbekistan — 0.1%
Jscb Agrobank 9.25%, 10/2/2029 (c)	700	762
Navoi Mining & Metallurgical Combinat 6.95%, 10/17/2031 (c)	940	998
Navoiyuran State Enterprise 6.70%, 7/2/2030 (c)	1,400	1,426
Uzbekneftegaz JSC 4.75%, 11/16/2028 (c)	1,350	1,312
		4,498
Venezuela, Bolivarian Republic of — 0.2%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (b) (l)	620	640
6.00%, 11/15/2026 (b) (l)	11,300	4,407
5.38%, 4/12/2027 (b) (l)	17,960	6,789
5.50%, 4/12/2037 (b) (l)	4,450	1,682
		13,518
Total Corporate Bonds (Cost $2,697,431)		2,713,372
	SHARES (000)
Exchange-Traded Funds — 9.7%
United States — 9.7%
JPMorgan Nasdaq Equity Premium Income ETF (n)(Cost $742,246)	14,247	844,403
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	63

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — 6.1%
Canada — 0.7%
Royal Bank of Canada, ELN, 12.00%, 5/15/2026 (b)	54	20,529
Royal Bank of Canada, ELN, 15.70%, 5/29/2026 (b)	67	4,995
Royal Bank of Canada, ELN, 17.70%, 5/15/2026 (b)	83	3,850
Royal Bank of Canada, ELN, 4.10%, 5/29/2026 (b)	16	3,594
Toronto-Dominion Bank (The), ELN, 10.00%, 5/15/2026 (b)	15	6,727
Toronto-Dominion Bank (The), ELN, 14.10%, 5/22/2026 (b)	154	4,364
Toronto-Dominion Bank (The), ELN, 16.30%, 5/8/2026 (b)	41	6,710
Toronto-Dominion Bank (The), ELN, 17.20%, 5/8/2026 (b)	18	3,994
Toronto-Dominion Bank (The), ELN, 23.50%, 5/22/2026 (b)	62	4,228
		58,991
France — 0.5%
BNP Paribas Issuance BV, ELN, 12.20%, 5/8/2026 (b)	13	4,845
BNP Paribas Issuance BV, ELN, 6.30%, 5/22/2026 (b)	42	4,049
BNP Paribas Issuance BV, ELN, 9.90%, 5/8/2026 (b)	49	12,773
Societe Generale SA, ELN, 13.50%, 5/22/2026 (b)	20	5,157
Societe Generale SA, ELN, 14.90%, 5/22/2026 (b)	38	4,548
Societe Generale SA, ELN, 15.80%, 5/22/2026 (b)	28	14,355
		45,727
Japan — 0.5%
Mizuho Markets Cayman LP, ELN, 10.70%, 5/22/2026 (b)	35	7,539
Mizuho Markets Cayman LP, ELN, 13.30%, 5/29/2026 (b)	31	4,798
Mizuho Markets Cayman LP, ELN, 16.20%, 5/29/2026 (b)	40	6,140
Mizuho Markets Cayman LP, ELN, 17.10%, 5/29/2026 (b)	24	6,053
Mizuho Markets Cayman LP, ELN, 4.40%, 5/29/2026 (b)	26	6,175
Mizuho Markets Cayman LP, ELN, 8.70%, 5/22/2026 (b)	26	6,287
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Japan — continued
Nomura America Finance LLC, ELN, 8.50%, 5/8/2026 (b)	13	2,447
Nomura America Finance LLC, ELN, 8.80%, 5/8/2026 (b)	41	4,763
		44,202
United Kingdom — 0.3%
Barclays Bank plc, ELN, 10.80%, 5/8/2026 (b)	20	3,519
Barclays Bank plc, ELN, 12.00%, 5/8/2026 (b)	45	5,918
Barclays Bank plc, ELN, 13.80%, 5/8/2026 (b)	40	5,089
Barclays Bank plc, ELN, 14.70%, 5/15/2026 (b)	16	4,462
Barclays Bank plc, ELN, 15.20%, 5/8/2026 (b)	22	4,318
Barclays Bank plc, ELN, 4.70%, 5/29/2026 (b)	32	4,926
		28,232
United States — 4.1%
Citigroup Global Markets Holdings Inc., ELN, 10.10%, 5/8/2026 (b)	15	4,783
Citigroup Global Markets Holdings Inc., ELN, 12.00%, 5/29/2026 (b)	44	8,366
Citigroup Global Markets Holdings, Inc., ELN, 12.40%, 5/22/2026 (b)	38	4,507
Goldman Sachs International, ELN, 10.50%, 5/15/2026 (b)	50	3,229
Goldman Sachs International, ELN, 11.60%, 5/22/2026 (b)	19	2,752
Goldman Sachs International, ELN, 12.20%, 5/15/2026 (b)	11	4,959
Goldman Sachs International, ELN, 15.50%, 5/8/2026 (b)	181	4,653
Goldman Sachs International, ELN, 18.10%, 5/22/2026 (b)	16	6,852
Goldman Sachs International, ELN, 19.50%, 5/22/2026 (b)	47	5,911
Goldman Sachs International, ELN, 19.80%, 5/22/2026 (b)	80	4,429
Goldman Sachs International, ELN, 20.70%, 5/15/2026 (b)	16	4,976
Goldman Sachs International, ELN, 5.20%, 5/29/2026 (b)	17	7,653
Goldman Sachs International, ELN, 9.80%, 5/29/2026 (b)	98	19,736
Morgan Stanley Finance LLC, ELN, 10.30%, 5/8/2026 (b)	15	4,568
Morgan Stanley Finance LLC, ELN, 10.80%, 5/15/2026 (b)	27	4,237
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Morgan Stanley Finance LLC, ELN, 10.90%, 5/15/2026 (b)	11	4,024
Morgan Stanley Finance LLC, ELN, 10.90%, 5/29/2026 (b)	53	7,780
Morgan Stanley Finance LLC, ELN, 11.30%, 5/15/2026 (b)	28	4,072
Morgan Stanley Finance LLC, ELN, 11.30%, 5/15/2026 (b)	5	8,051
Morgan Stanley Finance LLC, ELN, 11.90%, 5/8/2026 (b)	227	4,504
Morgan Stanley Finance LLC, ELN, 12.00%, 5/15/2026 (b)	25	9,881
Morgan Stanley Finance LLC, ELN, 12.00%, 5/8/2026 (b)	15	12,259
Morgan Stanley Finance LLC, ELN, 12.20%, 5/15/2026 (b)	20	5,187
Morgan Stanley Finance LLC, ELN, 12.20%, 5/15/2026 (b)	64	8,178
Morgan Stanley Finance LLC, ELN, 12.20%, 5/29/2026 (b)	20	6,691
Morgan Stanley Finance LLC, ELN, 12.50%, 5/15/2026 (b)	38	5,168
Morgan Stanley Finance LLC, ELN, 12.50%, 5/8/2026 (b)	48	4,533
Morgan Stanley Finance LLC, ELN, 12.80%, 5/29/2026 (b)	33	4,670
Morgan Stanley Finance LLC, ELN, 13.10%, 5/29/2026 (b)	67	4,320
Morgan Stanley Finance LLC, ELN, 13.50%, 5/22/2026 (b)	32	4,184
Morgan Stanley Finance LLC, ELN, 13.60%, 5/22/2026 (b)	3	5,480
Morgan Stanley Finance LLC, ELN, 13.60%, 5/29/2026 (b)	73	6,429
Morgan Stanley Finance LLC, ELN, 13.60%, 5/8/2026 (b)	14	6,287
Morgan Stanley Finance LLC, ELN, 14.00%, 5/15/2026 (b)	36	9,372
Morgan Stanley Finance LLC, ELN, 14.40%, 5/15/2026 (b)	4	4,626
Morgan Stanley Finance LLC, ELN, 14.70%, 5/15/2026 (b)	19	4,721
Morgan Stanley Finance LLC, ELN, 14.80%, 5/22/2026 (b)	3	5,719
Morgan Stanley Finance LLC, ELN, 14.80%, 5/22/2026 (b)	31	4,383
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Morgan Stanley Finance LLC, ELN, 15.50%, 5/22/2026 (b)	15	4,412
Morgan Stanley Finance LLC, ELN, 17.60%, 5/8/2026 (b)	11	5,872
Morgan Stanley Finance LLC, ELN, 18.00%, 5/29/2026 (b)	24	4,035
Morgan Stanley Finance LLC, ELN, 18.10%, 5/8/2026 (b)	15	5,150
Morgan Stanley Finance LLC, ELN, 18.20%, 5/15/2026 (b)	43	2,961
Morgan Stanley Finance LLC, ELN, 18.30%, 5/8/2026 (b)	30	4,343
Morgan Stanley Finance LLC, ELN, 23.90%, 5/29/2026 (b)	7	5,849
Morgan Stanley Finance LLC, ELN, 6.20%, 5/15/2026 (b)	10	9,556
Morgan Stanley Finance LLC, ELN, 7.40%, 5/29/2026 (b)	7	4,783
Morgan Stanley Finance LLC, ELN, 8.10%, 5/29/2026 (b)	68	5,246
Morgan Stanley Finance LLC, ELN, 8.30%, 5/29/2026 (b)	19	4,445
Morgan Stanley Finance LLC, ELN, 8.70%, 5/29/2026 (b)	9	6,637
Morgan Stanley Finance LLC, ELN, 9.40%, 5/22/2026 (b)	54	4,431
Morgan Stanley Finance LLC, ELN, 9.50%, 5/22/2026 (b)	22	20,911
Morgan Stanley Finance LLC, ELN, 9.50%, 5/8/2026 (b)	125	11,735
Wells Fargo Bank NA, ELN, 13.10%, 5/8/2026 (b)	24	4,960
Wells Fargo Bank NA, ELN, 7.00%, 5/22/2026 (b)	8	6,351
Wells Fargo Bank NA, ELN, 9.00%, 5/8/2026 (b)	60	4,573
Wells Fargo Bank NA, ELN, 9.80%, 5/22/2026 (b)	25	6,094
		354,474
Total Equity Linked Notes (Cost $518,844)		531,626
Commercial Mortgage-Backed Securities — 4.4%
United States — 4.4%
BANK
Series 2017-BNK4, Class D, 3.36%, 5/15/2050 (c)	2,575	1,707
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (c)	2,500	1,977
Series 2019-BN16, Class F, 3.83%, 2/15/2052 (c) (m)	2,000	781
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	65

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (c)	2,000	1,168
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (c)	4,000	3,048
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (c) (m)	2,500	1,759
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (c) (m)	8,500	7,639
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (c)	1,100	926
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (c)	1,534	825
Series 2019-BN19, Class C, 4.17%, 8/15/2061 (m)	7,500	5,550
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (c)	1,000	780
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (c)	1,000	797
Series 2019-BN24, Class C, 3.63%, 11/15/2062 (m)	6,000	5,366
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (c)	1,350	1,000
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (c)	3,000	2,230
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.71%, 2/15/2050 (c) (m)	2,887	2,133
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (c)	975	367
Series 2019-B9, Class F, 3.90%, 3/15/2052 (c) (m)	6,590	2,938
Series 2019-B11, Class D, 3.00%, 5/15/2052 (c)	4,000	2,064
Series 2019-B11, Class C, 3.75%, 5/15/2052 (m)	13,959	10,910
Series 2020-B21, Class E, 2.00%, 12/17/2053 (c)	2,500	1,347
Series 2026-V20, Class XA, IO, 1.44%, 2/15/2059 (m)	12,997	674
Series 2019-B14, Class E, 2.50%, 12/15/2062 (c)	1,415	500
Series 2019-B15, Class E, 2.75%, 12/15/2072 (c)	4,391	2,567
BMO Mortgage Trust Series 2026-C14, Class XA, IO, 1.34%, 2/15/2059 (m)	1,169	94
BX Mortgage Trust Series 2025-BIO3, Class D, 7.19%, 2/10/2042 (c) (m)	475	473
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Cantor Commercial Real Estate Lending Series 2019-CF3, Class C, 3.70%, 1/15/2053 (m)	2,695	2,003
CD Mortgage Trust
Series 2016-CD2, Class C, 4.09%, 11/10/2049 (m)	750	441
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	3,800	3,728
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	1,000	810
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (c)	1,831	1,707
Series 2017-CD6, Class C, 4.41%, 11/13/2050 (m)	1,371	1,285
Series 2018-CD7, Class D, 3.25%, 8/15/2051 (c) (m)	2,000	1,684
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (c)	1,790	1,056
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.45%, 11/10/2049 (c) (m)	1,000	836
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (c) (m)	1,500	1,123
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.52%, 2/10/2048 (c) (m)	1,597	1,560
Series 2015-GC29, Class C, 4.11%, 4/10/2048 (m)	2,000	1,780
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	25	24
Series 2016-C1, Class D, 5.07%, 5/10/2049 (c) (m)	4,975	4,733
Series 2016-C2, Class D, 3.25%, 8/10/2049 (c) (m)	1,000	962
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	1,325	962
Series 2017-P7, Class B, 4.14%, 4/14/2050 (m)	910	862
Series 2017-P7, Class C, 4.56%, 4/14/2050 (m)	3,295	2,847
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (c)	4,500	2,499
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.54%, 4/12/2042 (c) (m)	2,500	2,419
Commercial Mortgage Trust
Series 2014-CR15, Class C, 3.96%, 2/10/2047 (m)	989	940
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (c)	4,100	2,663
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (c)	2,500	1,337
Series 2015-CR22, Class D, 3.81%, 3/10/2048 (c) (m)	1,000	739
Series 2015-LC21, Class D, 4.39%, 7/10/2048 (m)	450	424
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (m)	2,134	1,963
Series 2015-CR25, Class D, 3.61%, 8/10/2048 (m)	220	214
Series 2015-CR27, Class D, 3.67%, 10/10/2048 (c) (m)	500	435
Series 2015-CR26, Class D, 3.84%, 10/10/2048 (m)	2,500	2,020
Series 2015-LC23, Class D, 3.84%, 10/10/2048 (c) (m)	2,750	2,362
Series 2015-LC23, Class E, 3.84%, 10/10/2048 (c) (m)	1,500	1,215
Series 2016-CR28, Class D, 3.95%, 2/10/2049 (m)	1,350	1,168
Series 2016-CR28, Class C, 4.70%, 2/10/2049 (m)	2,000	1,900
Series 2018-COR3, Class D, 2.97%, 5/10/2051 (c) (m)	2,000	776
CSAIL Commercial Mortgage Trust
Series 2017-CX9, Class D, 4.16%, 9/15/2050 (c) (m)	720	526
Series 2018-C14, Class C, 5.04%, 11/15/2051 (m)	1,280	1,160
Series 2018-C14, Class D, 5.04%, 11/15/2051 (c) (m)	2,973	2,103
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.57%, 8/10/2049 (c) (m)	3,570	2,214
Series 2016-C3, Class E, 4.32%, 8/10/2049 (c) (m)	1,250	500
FHLMC
Series 2025-MN11, Class M1, 5.30%, 7/25/2045 (c) (m)	2,677	2,674
Series 2025-MN11, Class M2, 6.30%, 7/25/2045 (c) (m)	3,772	3,747
FHLMC MSCR Trust
Series 2021-MN2, Class B1, 9.15%, 7/25/2041 (c) (m)	2,000	2,000
Series 2025-MN10, Class M2, 6.50%, 2/25/2045 (c) (m)	2,500	2,507
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2025-MN11, Class B1, 8.05%, 7/25/2045 (c) (m)	1,660	1,657
Series 2026-MN13, Class M2, 6.60%, 3/25/2046 (c) (m)	2,810	2,817
Series 2021-MN1, Class M1, 5.65%, 1/25/2051 (c) (m)	75	75
Series 2021-MN1, Class M2, 7.40%, 1/25/2051 (c) (m)	10,750	11,138
Series 2021-MN1, Class B1, 11.40%, 1/25/2051 (c) (m)	2,650	2,907
Series 2021-MN3, Class M1, 5.95%, 11/25/2051 (c) (m)	604	604
FHLMC, Multi-Class Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	776
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN5, Class B1, 13.15%, 11/25/2042 (c) (m)	8,302	9,554
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 4.14%, 7/25/2026 (m)	2,506	—
Series KC04, Class X1, IO, 1.43%, 12/25/2026 (m)	6,445	49
Series K084, Class X3, IO, 2.31%, 11/25/2028 (m)	6,000	319
Series K090, Class X3, IO, 2.39%, 10/25/2029 (m)	1,750	112
Series Q012, Class X, IO, 3.95%, 9/25/2035 (m)	17,777	2,562
Series K061, Class X3, IO, 1.94%, 12/25/2044 (m)	1,457	16
Series K060, Class X3, IO, 1.96%, 12/25/2044 (m)	1,000	9
Series K087, Class X3, IO, 2.35%, 1/25/2046 (m)	17,957	967
Series K089, Class X3, IO, 2.38%, 1/25/2046 (m)	22,283	1,323
Series K102, Class X3, IO, 1.96%, 12/25/2046 (m)	1,180	73
Series K088, Class X3, IO, 2.43%, 2/25/2047 (m)	10,130	603
Series K093, Class X3, IO, 2.28%, 5/25/2047 (m)	15,000	915
Series K116, Class X3, IO, 3.12%, 9/25/2047 (m)	10,500	1,151
Series K108, Class X3, IO, 3.61%, 4/25/2048 (m)	16,575	1,880
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	67

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
FNMA ACES
Series 2019-M11, Class X1, IO, 1.16%, 6/25/2029 (m)	3,947	90
Series 2019-M21, Class X2, IO, 1.40%, 2/25/2031 (m)	81,156	3,616
Series 2020-M37, Class X, IO, 1.07%, 4/25/2032 (m)	22,801	714
FREMF Mortgage Trust
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (c) (m)	186	179
Series 2017-KF33, Class B, 6.32%, 6/25/2027 (c) (m)	566	551
Series 2017-KF40, Class B, 6.47%, 11/25/2027 (c) (m)	978	972
Series 2018-KF43, Class B, 5.92%, 1/25/2028 (c) (m)	1,288	1,256
Series 21K-F116, Class CS, 10.05%, 6/25/2028 (c) (m)	4,611	4,585
Series 2018-KF50, Class B, 5.67%, 7/25/2028 (c) (m)	293	283
Series 2019-KG01, Class B, 4.48%, 4/25/2029 (c) (m)	4,765	4,371
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	237,525	517
Series 2019-KW09, Class C, PO, 6/25/2029 (c)	24,011	18,687
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	32,681	83
Series 2022-KF132, Class CS, 10.05%, 2/25/2032 (c) (m)	7,400	6,878
Series 2023-KF149, Class CS, 9.80%, 12/25/2032 (c) (m)	6,832	6,951
Series 2017-K724, Class D, PO, 12/25/2049 (c)	723	606
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (c)	723	1
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (m)	3,878	—
Series 2025-138, Class A, 4.75%, 5/16/2056	764	754
Series 2026-23, Class A, 4.50%, 1/16/2060	2,096	2,048
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (m)	5,471	264
Series 2021-169, IO, 1.11%, 6/16/2061 (m)	10,491	835
Series 2021-178, Class SA, IF, IO, 0.01%, 10/16/2061 (m)	10,920	415
Series 2020-2, IO, 0.59%, 3/16/2062 (m)	6,064	251
Series 2020-94, IO, 0.97%, 3/16/2062 (m)	3,634	240
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (m)	3,090	243
Series 2021-13, IO, 0.97%, 6/16/2062 (m)	11,356	737
Series 2020-169, IO, 0.85%, 7/16/2062 (m)	16,106	979
Series 2021-33, IO, 0.84%, 10/16/2062 (m)	7,826	484
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (m)	1,679	131
Series 2021-48, Class FT, 3.99%, 12/16/2062 (m)	1,162	1,032
Series 2020-145, IO, 0.73%, 3/16/2063 (m)	52,159	2,651
Series 2022-41, IO, 0.75%, 4/16/2063 (m)	12,443	620
Series 2024-32, IO, 0.70%, 6/16/2063 (m)	49,314	2,588
Series 2021-195, Class IX, IO, 1.21%, 8/16/2063 (m)	10,899	963
Series 2025-78, IO, 1.00%, 11/16/2063 (m)	73,903	5,411
Series 2022-7, Class SA, IF, IO, 0.01%, 2/16/2064 (m)	14,167	554
Series 2025-206, IO, 0.80%, 4/16/2064 (m)	16,527	998
Series 2023-28, IO, 0.86%, 2/16/2065 (m)	18,034	1,160
Series 2025-21, IO, 0.95%, 4/16/2065 (m)	24,644	1,733
Series 2025-42, IO, 0.54%, 11/16/2065 (m)	22,493	1,054
Series 2025-112, IO, 0.57%, 3/16/2066 (m)	18,125	902
Series 2025-202, IO, 0.72%, 9/16/2067 (m)	7,117	506
Series 2025-183, IO, 0.73%, 10/16/2067 (m)	7,359	506
Series 2026-23, Class AC, 5.00%, 11/16/2067 (m)	1,098	1,122
Series 2026-56, Class AJ, 5.00%, 11/16/2068 (m)	1,829	1,873
Series 2026-56, Class AK, 5.00%, 11/16/2068 (m)	1,829	1,865
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	5,468	294
GS Mortgage Securities Trust
Series 2015-GC28, Class D, 4.57%, 2/10/2048 (c) (m)	1,053	1,008
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (c)	2,750	2,368
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (c) (m)	2,900	294
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (c)	1,750	1,276
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	774
Series 2017-GS6, Class C, 4.32%, 5/10/2050 (m)	4,330	3,395
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (c)	3,800	2,744
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	2,250	1,473
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (c) (m)	2,824	2,109
IRV Trust
Series 2025-200P, Class A, 5.47%, 3/14/2047 (c) (m)	3,400	3,432
Series 2025-200P, Class B, 5.62%, 3/14/2047 (c) (m)	1,400	1,394
Series 2025-200P, Class C, 5.92%, 3/14/2047 (c) (m)	1,700	1,699
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (c)	2,000	560
Series 2014-C26, Class C, 4.12%, 1/15/2048 (m)	1,926	1,830
Series 2015-C33, Class C, 4.96%, 12/15/2048 (m)	8,000	7,678
Series 2016-C1, Class D2, 4.42%, 3/17/2049 (c) (m)	1,464	1,259
Series 2016-C1, Class C, 4.92%, 3/17/2049 (m)	5,000	4,845
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.64%, 3/15/2050 (c) (m)	7,577	6,391
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.14%, 12/15/2049 (c) (m)	2,514	1,587
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.54%, 8/15/2049 (c) (m)	4,500	2,677
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (c)	1,500	1,340
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	1,863	1,830
Series 2016-C31, Class C, 4.39%, 11/15/2049 (m)	1,440	1,339
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 (c) (m)	730	606
Series 2018-L1, Class E, 3.00%, 10/15/2051 (c)	5,486	4,375
Series 2019-L2, Class D, 3.00%, 3/15/2052 (c)	7,075	5,546
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2019-L2, Class E, 3.00%, 3/15/2052 (c)	2,575	1,910
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (c)	10,000	6,413
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (c)	4,000	1,895
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (c)	17,000	7,195
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.01%, 10/25/2049 (c) (m)	3,477	3,526
Series 2020-01, Class M10, 7.51%, 3/25/2050 (c) (m)	7,567	7,677
Series 2024-01, Class M10, 7.50%, 7/25/2054 (c) (m)	5,000	5,160
Series 2025-01, Class M1, 6.05%, 5/25/2055 (c) (m)	3,397	3,446
Series 2025-01, Class M2, 6.75%, 5/25/2055 (c) (m)	2,510	2,511
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 (c) (m)	5,000	3,755
ROCK Trust Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (c)	8,925	9,340
VASA Trust Series 2021-VASA, Class G, 8.77%, 7/15/2039 (c) (m)	1,360	1,128
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (c) (m)	869	851
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (m)	101	96
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (m)	147	136
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (c) (m)	1,500	1,251
Series 2015-C28, Class D, 4.27%, 5/15/2048 (m)	3,346	3,263
Series 2016-C35, Class D, 3.14%, 7/15/2048 (c)	5,000	4,775
Series 2017-C38, Class D, 3.00%, 7/15/2050 (c)	1,700	1,384
Series 2018-C43, Class D, 3.00%, 3/15/2051 (c)	1,250	1,063
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	1,517	1,180
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	69

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2019-C52, Class XA, IO, 1.71%, 8/15/2052 (m)	5,699	225
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (c)	1,700	1,449
Series 2014-C22, Class D, 3.89%, 9/15/2057 (c) (m)	5,505	1,796
Total Commercial Mortgage-Backed Securities (Cost $427,266)		386,842
Foreign Government Securities — 3.6%
Angola — 0.2%
Republic of Angola
8.25%, 5/9/2028 (b)	662	679
8.00%, 11/26/2029 (c)	1,550	1,578
8.00%, 11/26/2029 (b)	380	387
9.24%, 1/15/2031 (c)	1,900	2,027
8.75%, 4/14/2032 (b)	1,670	1,736
9.38%, 3/31/2033 (c)	1,000	1,058
9.88%, 10/15/2035 (c)	1,600	1,713
9.88%, 10/15/2035 (b)	693	742
9.88%, 3/31/2037 (c)	1,000	1,062
9.13%, 11/26/2049 (b)	2,090	1,994
		12,976
Argentina — 0.4%
Argentine Republic
1.00%, 7/9/2029 (a)	2,650	2,366
0.75%, 7/9/2030 (i)	4,097	3,536
0.76%, 7/9/2030 (i)	3,980	2,418
4.12%, 7/9/2035 (i)	13,576	10,128
5.00%, 1/9/2038 (i)	8,291	6,438
3.50%, 7/9/2041 (i)	5,045	3,478
4.12%, 7/9/2046 (a) (i)	5,423	3,812
Provincia de Cordoba 8.60%, 2/3/2035 (c)	1,991	1,922
		34,098
Bahamas — 0.0% ^
Commonwealth of the Bahamas 8.25%, 6/24/2036 (c)	937	1,047
Bahrain — 0.0% ^
Kingdom of Bahrain
6.75%, 9/20/2029 (b)	200	201
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bahrain—continued
6.63%, 10/6/2037 (c)	2,250	2,134
7.50%, 9/20/2047 (b)	1,590	1,552
		3,887
Barbados — 0.0% ^
Barbados Government Bond 8.00%, 6/26/2035 (c)	1,931	2,067
Benin — 0.0% ^
Benin Government Bond
7.96%, 2/13/2038 (c)	1,332	1,370
7.96%, 2/13/2038 (b)	1,000	1,028
8.38%, 1/23/2041 (a) (c)	747	777
		3,175
Brazil — 0.0% ^
Federative Republic of Brazil
5.00%, 1/27/2045	1,230	990
4.75%, 1/14/2050	620	459
7.13%, 5/13/2054	1,155	1,162
		2,611
Cameroon — 0.0% ^
Republic of Cameroon 9.50%, 7/31/2031 (b)	2,300	2,323
Colombia — 0.2%
Republic of Colombia
6.13%, 1/21/2031	959	960
3.13%, 4/15/2031	800	697
8.00%, 4/20/2033	2,950	3,177
7.75%, 11/7/2036 (a)	1,700	1,793
7.38%, 9/18/2037	1,000	1,028
6.13%, 1/18/2041	950	858
8.38%, 11/7/2054 (a)	7,200	7,867
		16,380
Congo, Democratic Republic of the — 0.1%
Republic of Congo
8.75%, 4/16/2032 (c)	1,860	1,894
9.50%, 2/17/2035 (b)	1,200	1,158
9.50%, 4/16/2037 (c)	1,370	1,398
Republic of Congo (The) 9.88%, 11/7/2032 (b)	1,600	1,597
		6,047
Costa Rica — 0.0% ^
Republic of Costa Rica 7.30%, 11/13/2054 (c)	819	923
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Dominican Republic — 0.2%
Dominican Republic Government Bond
7.05%, 2/3/2031 (c)	1,330	1,402
4.88%, 9/23/2032 (c)	1,090	1,030
4.88%, 9/23/2032 (b)	800	756
5.88%, 10/28/2035 (c)	3,980	3,892
6.15%, 5/17/2038 (c)	1,813	1,766
7.45%, 4/30/2044 (b)	1,580	1,692
6.85%, 1/27/2045 (b)	500	502
6.50%, 2/15/2048 (b)	1,950	1,886
6.40%, 6/5/2049 (b)	1,050	1,006
7.15%, 2/24/2055 (b)	2,000	2,088
5.88%, 1/30/2060 (c)	880	765
5.88%, 1/30/2060 (b)	620	539
		17,324
Ecuador — 0.3%
Republic of Ecuador
6.90%, 7/31/2030 (b) (i)	1,350	1,352
8.75%, 1/29/2034 (c)	1,766	1,802
6.90%, 7/31/2035 (b) (i)	2,666	2,471
9.25%, 1/29/2039 (c)	8,822	9,122
5.00%, 7/31/2040 (b) (i)	9,412	7,864
		22,611
Egypt — 0.3%
Arab Republic of Egypt
5.88%, 2/16/2031 (b)	5,950	5,654
7.05%, 1/15/2032 (a) (c)	880	864
7.05%, 1/15/2032 (b)	4,450	4,367
7.63%, 5/29/2032 (b)	2,600	2,587
7.30%, 9/30/2033 (b)	2,230	2,156
8.70%, 3/1/2049 (b)	5,470	5,045
8.70%, 3/1/2049 (c)	1,520	1,402
8.88%, 5/29/2050 (b)	6,450	6,030
8.75%, 9/30/2051 (b)	1,200	1,107
		29,212
El Salvador — 0.1%
Republic of El Salvador
9.25%, 4/17/2030 (c)	1,395	1,495
9.25%, 4/17/2030 (b)	620	664
9.50%, 7/15/2052 (b)	1,250	1,398
9.65%, 11/21/2054 (c)	1,628	1,831
		5,388
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gabon — 0.0% ^
Gabonese Republic
9.50%, 2/18/2029 (b)	900	846
6.63%, 2/6/2031 (b)	2,035	1,716
		2,562
Ghana — 0.1%
Republic of Ghana
Zero Coupon, 7/3/2026 (c)	45	45
5.00%, 7/3/2035 (c) (i)	3,410	3,121
5.00%, 7/3/2035 (b) (i)	3,600	3,296
		6,462
Honduras — 0.0% ^
Republic of Honduras
8.63%, 11/27/2034 (c)	1,190	1,362
8.63%, 11/27/2034 (b)	1,600	1,831
		3,193
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (b)	1,244	1,217
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (b)	820	861
6.13%, 6/15/2033 (b)	5,240	5,115
8.08%, 4/1/2036 (c)	1,383	1,466
8.25%, 1/30/2037 (c)	532	571
6.75%, 2/25/2041 (c)	1,346	1,240
		9,253
Jordan — 0.1%
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (b)	900	926
7.50%, 1/13/2029 (b)	800	830
5.85%, 7/7/2030 (b)	400	399
5.85%, 7/7/2030 (c)	1,810	1,804
5.75%, 11/12/2032 (c)	3,075	2,996
7.38%, 10/10/2047 (b)	2,770	2,676
		9,631
Kenya — 0.1%
Republic of Kenya
9.75%, 2/16/2031 (c)	1,646	1,738
7.88%, 10/9/2033 (c)	1,890	1,799
9.50%, 3/5/2036 (c)	2,316	2,321
8.80%, 10/9/2038 (c)	3,328	3,169
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	71

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Kenya—continued
8.80%, 10/9/2038 (b)	1,100	1,048
8.70%, 2/26/2039 (b)	1,300	1,222
		11,297
Kyrgyzstan — 0.0% ^
Kyrgyz Republic International Bond 7.75%, 6/3/2030 (c)	1,960	2,001
Lebanon — 0.1%
Lebanese Republic
6.65%, 4/22/2024 (b) (l)	6,465	1,639
6.60%, 11/27/2026 (b) (l)	6,004	1,522
6.85%, 3/23/2027 (b) (l)	10,414	2,640
6.65%, 11/3/2028 (b) (l)	4,239	1,075
6.65%, 2/26/2030 (b) (l)	5,340	1,364
		8,240
Mongolia — 0.0% ^
State of Mongolia 4.45%, 7/7/2031 (b)	800	748
Montenegro — 0.0% ^
Republic of Montenegro 7.25%, 3/12/2031 (b)	700	734
Mozambique — 0.0% ^
Republic of Mozambique 9.00%, 9/15/2031 (b) (i)	700	571
Nigeria — 0.2%
Federal Republic of Nigeria
8.38%, 3/24/2029 (b)	1,300	1,390
8.75%, 1/21/2031 (b)	780	845
9.63%, 6/9/2031 (b)	400	451
7.38%, 9/28/2033 (b)	1,620	1,656
10.38%, 12/9/2034 (b)	1,300	1,554
8.63%, 1/13/2036 (b)	1,500	1,641
9.13%, 1/13/2046 (c)	2,490	2,745
7.63%, 11/28/2047 (b)	1,200	1,170
7.63%, 11/28/2047 (c)	1,290	1,258
8.25%, 9/28/2051 (b)	2,000	2,026
		14,736
Pakistan — 0.1%
Islamic Republic of Pakistan
6.98%, 4/24/2029 (c)	1,000	984
7.38%, 4/8/2031 (c)	554	535
7.38%, 4/8/2031 (b)	1,350	1,303
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pakistan—continued
8.88%, 4/8/2051 (b)	4,797	4,509
Pakistan Water & Power Development Authority 7.50%, 6/4/2031 (b)	634	594
		7,925
Paraguay — 0.1%
Republic of Paraguay
6.10%, 8/11/2044 (b)	1,730	1,741
5.40%, 3/30/2050 (b)	1,700	1,541
6.65%, 3/4/2055 (c)	1,541	1,631
		4,913
Rwanda — 0.0% ^
Republic of Rwanda 5.50%, 8/9/2031 (b)	1,000	931
Senegal — 0.1%
Republic of Senegal
7.75%, 6/10/2031 (b)	4,750	2,850
6.25%, 5/23/2033 (b)	2,600	1,459
		4,309
South Africa — 0.2%
Republic of South Africa
7.10%, 11/19/2036 (c)	625	654
7.10%, 11/19/2036 (b)	3,600	3,766
6.13%, 12/11/2037 (c)	515	490
5.00%, 10/12/2046	700	521
6.30%, 6/22/2048	2,700	2,342
5.75%, 9/30/2049	2,170	1,754
7.30%, 4/20/2052	600	575
7.95%, 11/19/2054 (c)	2,514	2,567
7.25%, 12/11/2055 (c)	1,034	974
		13,643
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (c)	898	857
3.35%, 3/15/2033 (c) (i)	1,366	1,217
3.60%, 6/15/2035 (c) (i)	1,800	1,386
3.60%, 6/15/2035 (b) (i)	2,100	1,617
		5,077
Suriname — 0.1%
Suriname Government International Bond
7.70%, 11/6/2030 (c)	1,975	2,052
8.50%, 11/6/2035 (c)	2,625	2,871
		4,923
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Turkey — 0.1%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (c)	3,146	3,403
Republic of Turkiye (The)
9.13%, 7/13/2030	900	994
9.38%, 1/19/2033	1,618	1,832
7.63%, 5/15/2034	1,300	1,353
6.00%, 1/14/2041	1,040	890
4.88%, 4/16/2043	1,120	813
5.75%, 5/11/2047	620	482
		9,767
Ukraine — 0.2%
Ukraine Government Bond
4.50%, 2/1/2029 (b) (i)	1,945	1,507
4.00%, 2/1/2032 (c) (i)	2,961	2,261
0.00%, 2/1/2034 (c) (i)	2,700	1,272
4.50%, 2/1/2034 (b) (i)	4,530	2,763
0.00%, 2/1/2035 (b) (i)	5,570	2,835
4.50%, 2/1/2035 (c) (i)	2,450	1,470
0.00%, 2/1/2036 (b) (i)	8,340	4,233
4.50%, 2/1/2036 (b) (i)	3,385	1,997
		18,338
Venezuela, Bolivarian Republic of — 0.1%
Bolivarian Republic of Venezuela
7.65%, 4/21/2025 (b) (l)	6,930	3,273
11.75%, 10/21/2026 (b) (l)	6,920	3,934
9.25%, 5/7/2028 (b) (l)	700	359
11.95%, 8/5/2031 (b) (l)	3,660	2,085
		9,651
Zambia — 0.0% ^
Republic of Zambia
5.75%, 6/30/2033 (c) (i)	1,141	1,126
0.50%, 12/31/2053 (b)	1,900	1,298
		2,424
Total Foreign Government Securities (Cost $295,942)		312,615
Collateralized Mortgage Obligations — 3.5%
United States — 3.5%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.20%, 2/25/2035 (m)	19	19
Series 2005-2, Class 3A1, 6.49%, 6/25/2035 (m)	226	227
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	5	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	2	2
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	8	8
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	5	5
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	4	3
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	7	7
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	12	12
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	228	212
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	271	252
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	861	854
Series 2005-J2, Class 1A5, 4.27%, 4/25/2035 (m)	—	—
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	1,561	1,320
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	188	158
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	626	537
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	341	249
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,517	1,167
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	73	57
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	782	625
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	258	228
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	652	577
Series 2005-J14, Class A3, 5.50%, 12/25/2035	190	111
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,003	583
Series 2005-J14, Class A8, 5.50%, 12/25/2035	839	488
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	252	137
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	73

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	78	51
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	427	317
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,056	544
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	378	202
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	184	91
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,057	954
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	131	66
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	131	63
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 4.31%, 3/25/2037 (m)	3,870	1,315
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (c) (m)	6,250	5,852
Series 2019-6, Class B3, 6.00%, 11/25/2059 (c) (m)	1,285	1,152
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 3/25/2029	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	237	211
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	278	258
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	549	519
Series 2006-5, Class CB7, 6.00%, 6/25/2046	177	156
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	49	40
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	874	713
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	20	20
Series 2006-A, Class 1A1, 5.71%, 2/20/2036 (m)	202	194
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	127	113
Series 2007-5, Class 4A1, 4.14%, 7/25/2037 (m)	1,665	1,170
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 5.28%, 2/25/2034 (m)	141	140
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	81	67
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 4.09%, 2/25/2034 (m)	85	81
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 4.77%, 10/25/2034 (m)	170	154
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
BRAVO Residential Funding Trust Series 2023-NQM5, Class B1, 7.27%, 6/25/2063 (c) (m)	1,263	1,263
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,045	422
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	313
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	181	92
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	64	36
Series 2004-25, Class 2A1, 4.45%, 2/25/2035 (m)	1,380	1,304
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	897	515
Series 2005-31, Class 2A1, 4.35%, 1/25/2036 (m)	410	380
Series 2005-30, Class A5, 5.50%, 1/25/2036	98	56
Series 2006-HYB1, Class 2A2C, 4.49%, 3/20/2036 (m)	994	962
Series 2006-HYB2, Class 2A1B, 4.40%, 4/20/2036 (m)	324	306
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	61	27
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	941	356
Series 2006-17, Class A2, 6.00%, 12/25/2036	280	121
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,586	799
Series 2007-2, Class A2, 6.00%, 3/25/2037	94	37
Series 2007-3, Class A18, 6.00%, 4/25/2037	769	337
Series 2007-10, Class A4, 5.50%, 7/25/2037	98	38
Series 2007-13, Class A4, 6.00%, 8/25/2037	207	90
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,807	725
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	413	121
Series 2006-OA5, Class 2A1, 4.17%, 4/25/2046 (m)	1,317	1,179
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (c)	58	56
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (c)	89	87
Citi Asset Receivables Trust I
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (c)	177	173
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (c) (l)	63	61
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (c) (l)	81	78
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (c)	114	111
Series 2025-9, Class CERT, 0.00%, 12/20/2031 ‡ (c)	142	139
Series 2025-10, Class CERT, 0.00%, 1/20/2032 ‡ (c)	149	155
Series 2026-1, Class CERT, 0.00%, 2/20/2032 ‡ (c)	187	188
Series 2026-2, Class CERT, 0.00%, 3/20/2032 ‡ (c)	164	164
Series 2026-3, Class CERT, 0.00%, 4/20/2032 ‡ (c)	370	373
Series 2026-4, Class CERT, 0.00%, 5/20/2032 ‡ (c)	620	644
CITI Asset Receivables Trust I Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (c) (l)	128	124
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	286	252
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	57	40
Series 2006-AR3, Class 1A1A, 5.29%, 6/25/2036 (m)	718	681
Series 2006-AR5, Class 1A5A, 4.74%, 7/25/2036 (m)	242	241
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 5.75%, 9/25/2035 (m)	101	103
Series 2006-8, Class A3, 4.12%, 10/25/2035 (c) (m)	425	179
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (c) (m)	2,500	1,852
Series 2021-5, Class B2, 4.19%, 11/26/2066 (c) (m)	2,247	1,886
Series 2022-1, Class B2, 4.17%, 12/27/2066 (c) (m)	2,581	2,251
Series 2023-2, Class A1, 6.60%, 7/25/2068 (c) (i)	1,351	1,351
Series 2023-4, Class A1, 7.16%, 10/25/2068 (c) (i)	2,386	2,403
Connecticut Avenue Securities Series 2025-R01, Class 1B1, 5.35%, 1/25/2045 (c) (m)	1,600	1,593
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 9.01%, 6/25/2039 (c) (m)	1,956	1,967
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2019-R05, Class 1B1, 7.86%, 7/25/2039 (c) (m)	242	244
Series 2019-R06, Class 2B1, 7.51%, 9/25/2039 (c) (m)	3,429	3,463
Series 2019-R07, Class 1B1, 7.16%, 10/25/2039 (c) (m)	6,417	6,476
Series 2019-HRP1, Class B1, 13.01%, 11/25/2039 (c) (m)	3,670	3,818
Series 2020-R02, Class 2B1, 6.76%, 1/25/2040 (c) (m)	7,158	7,246
Series 2020-R01, Class 1B1, 7.01%, 1/25/2040 (c) (m)	1,000	1,013
Series 2021-R01, Class 1B1, 6.75%, 10/25/2041 (c) (m)	5,200	5,251
Series 2024-R02, Class 1M2, 5.45%, 2/25/2044 (c) (m)	7,000	7,044
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	68
Series 2004-AR4, Class 2A1, 4.92%, 5/25/2034 (m)	74	75
Series 2004-AR4, Class 4A1, 5.68%, 5/25/2034 (m)	550	561
Series 2004-AR5, Class 6A1, 5.74%, 6/25/2034 (m)	95	94
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	549	549
Series 2005-4, Class 2A5, 4.32%, 6/25/2035 (m)	1,685	1,065
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	211	146
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.18%, 10/25/2026 (m)	18	16
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	307	138
Deephaven Residential Mortgage Trust
Series 2021-3, Class B2, 4.13%, 8/25/2066 (c) (m)	4,502	3,591
Series 2021-4, Class B1, 4.16%, 11/25/2066 (c) (m)	6,000	4,963
Series 2021-4, Class B2, 4.43%, 11/25/2066 (c) (m)	6,508	5,333
Series 2022-1, Class B1, 4.26%, 1/25/2067 (c) (m)	3,000	2,506
Series 2022-1, Class B2, 4.26%, 1/25/2067 (c) (m)	5,640	4,394
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	75

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (m)	8	8
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.30%, 8/19/2045 (m)	925	835
FHLMC Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 ‡ (m)	161,565	—
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B2, 8.65%, 8/25/2033 (c) (m)	3,150	3,689
Series 2021-DNA2, Class B2, 9.65%, 8/25/2033 (c) (m)	3,000	3,699
Series 2021-HQA2, Class B2, 9.10%, 12/25/2033 (c) (m)	1,200	1,455
Series 2021-DNA5, Class B2, 9.15%, 1/25/2034 (c) (m)	4,000	4,854
Series 2021-DNA6, Class B2, 11.15%, 10/25/2041 (c) (m)	400	411
Series 2022-DNA2, Class M2, 7.40%, 2/25/2042 (c) (m)	10,000	10,209
Series 2022-HQA2, Class M1A, 6.30%, 7/25/2042 (c) (m)	8,374	8,512
Series 2023-HQA2, Class M2, 7.50%, 6/25/2043 (c) (m)	2,800	2,935
Series 2024-DNA2, Class M1, 4.85%, 5/25/2044 (c) (m)	2,244	2,245
Series 2026-DNA2, Class B1, 5.75%, 3/25/2046 (c) (m)	1,550	1,560
Series 2020-DNA5, Class B2, 15.15%, 10/25/2050 (c) (m)	3,040	4,164
Series 2021-DNA1, Class B2, 8.40%, 1/25/2051 (c) (m)	3,800	4,224
FHLMC, REMIC
Series 5516, Class BZ, 5.50%, 3/25/2055	2,345	2,316
Series 5623, Class ZA, 5.50%, 2/25/2056	256	254
Series 5632, Class UZ, 5.50%, 2/25/2056	917	890
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	5	—
FNMA, Connecticut Avenue Securities Series 2016-C06, Class 1B, 13.01%, 4/25/2029 (m)	1,474	1,522
FNMA, REMIC
Series 2025-98, Class UZ, 6.00%, 8/25/2054	600	602
Series 2025-106, Class UZ, 5.50%, 12/25/2055	428	423
Series 2026-11, Class SB, IF, 4.06%, 3/25/2056 (m)	459	418
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (c) (m)	3,000	2,667
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.51%, 8/19/2034 (m)	130	119
Series 2005-AR1, Class 3A, 3.87%, 3/18/2035 (m)	31	28
GNMA
Series 2025-208, Class ZG, 4.50%, 12/20/2055	1,923	1,849
Series 2026-2, Class AZ, 4.50%, 1/20/2056	556	518
Series 2026-2, Class GZ, 4.50%, 1/20/2056	1,656	1,542
Series 2026-3, Class ZH, 5.50%, 1/20/2056	1,145	1,137
Series 2026-25, Class GP, 6.50%, 2/20/2056	15,134	15,275
Series 2026-51, Class SN, IF, IO, 2.03%, 3/20/2056 (m)	23,924	1,347
GS Mortgage-Backed Securities Trust
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (c) (m)	2,186	2,203
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (c) (m)	4,695	4,731
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (c) (m)	1,195	125
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	132	85
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	116	80
Series 2005-AR3, Class 6A1, 4.03%, 5/25/2035 (m)	44	32
Series 2005-AR4, Class 3A5, 4.85%, 7/25/2035 (m)	756	418
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	398	384
Series 2005-AR7, Class 6A1, 4.11%, 11/25/2035 (m)	294	258
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	467	184
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	756	297
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	311	290
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	191	113
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 4.40%, 8/19/2045 (m)	81	78
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Impac CMB Trust
Series 2004-10, Class 2A, 4.41%, 3/25/2035 (m)	248	235
Series 2005-2, Class 1A2, 4.39%, 4/25/2035 (m)	131	131
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	130	86
Impac Secured Assets Trust
Series 2007-3, Class A1B, 4.25%, 9/25/2037 (m)	1,159	1,025
Series 2007-3, Class A1C, 4.49%, 9/25/2037 (m)	1,943	1,726
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 3.67%, 4/25/2035 (m)	103	96
Series 2005-AR14, Class 2A1A, 4.37%, 7/25/2035 (m)	548	438
Series 2007-AR21, Class 6A1, 3.41%, 9/25/2037 (m)	3,444	2,016
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	6
Series 2004-A6, Class 1A1, 3.45%, 12/25/2034 (m)	16	15
Series 2005-A3, Class 6A6, 5.21%, 6/25/2035 (m)	75	75
Series 2005-A6, Class 1A2, 5.57%, 9/25/2035 (m)	60	57
Series 2005-A8, Class 1A1, 4.72%, 11/25/2035 (m)	54	42
Series 2005-A8, Class 4A1, 4.81%, 11/25/2035 (m)	903	734
Series 2006-A7, Class 2A4, 4.39%, 1/25/2037 (m)	257	213
Series 2007-S1, Class 2A17, 4.10%, 3/25/2037 (m)	3,541	928
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 7.25%, 7/25/2061 (c) (i)	3,184	3,187
Series 2021-GS1, Class A2, 7.84%, 10/25/2066 (c) (i)	2,362	2,365
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	562	299
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,576	2,689
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (c) (i)	3,325	3,327
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (c) (i)	5,000	5,019
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (i)	480	480
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	253	255
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	52	47
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	189	79
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	333	209
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 4.65%, 4/25/2035 (m)	74	68
Series 2006-1, Class 2A1, 5.16%, 2/25/2036 (m)	341	335
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	144	49
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (c) (m)	1,152	1,104
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	190	174
Series 2004-9, Class 1A, 5.34%, 11/25/2034 (m)	236	234
Series 2005-4, Class 1A, 5.00%, 8/25/2035	19	18
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (i)	3,599	3,599
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (c) (m)	2,500	2,224
Series 2019-NQM4, Class B2, 5.04%, 9/25/2059 (c) (m)	4,000	3,754
Series 2025-NQM5, Class A1, 5.11%, 8/25/2065 (c) (m)	2,609	2,603
Series 2026-NQM5, Class A1, 5.18%, 4/25/2066 (c) (m)	770	770
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (i)	1	1
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (c) (i)	733	734
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (c) (i)	233	232
Series 2024-NQM4, Class A3, 6.32%, 1/25/2064 (c) (i)	2,691	2,701
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (c) (i)	1,018	1,013
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	77

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (c) (i)	206	204
Series 2026-NQM6, Class A1A, 5.06%, 4/26/2066 (c) (i)	3,110	3,103
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (c) (m)	964	971
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (c) (m)	684	691
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (c) (m)	156	157
Series 2025-INV10, Class A2, 5.50%, 10/1/2056 (c) (m)	3,975	3,977
Series 2026-INV2, Class A2, 5.50%, 1/25/2057 (c) (m)	985	983
Series 2026-INV3, Class A1, 6.00%, 2/25/2057 (c) (m)	2,990	3,043
Series 2026-CNF3, Class A1, 5.50%, 4/25/2057 (c) (m)	9,201	9,164
Provident Funding Mortgage Trust Series 2025-3, Class A1, 6.00%, 8/25/2055 (c) (m)	4,653	4,680
PRPM LLC Series 2024-8, Class A2, 8.84%, 12/25/2029 (c) (i)	1,501	1,505
RALI Trust
Series 2005-QA5, Class A2, 0.50%, 4/25/2035 (m)	465	433
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	365	319
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	605	551
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	740	606
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,172	986
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,239	653
Series 2005-A14, Class A1, 5.50%, 12/25/2035	122	51
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,557	1,016
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	37	28
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	891	728
Series 2006-SA4, Class 2A1, 5.41%, 11/25/2036 (m)	576	489
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 4.18%, 7/20/2036 (m)	162	139
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (c) (m)	5,410	4,729
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	1,600	1,378
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.11%, 2/25/2035 (m)	150	144
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 4.31%, 8/25/2035 (m)	1,364	1,322
Series 2007-AR7, Class 1A1, 5.47%, 5/25/2047 (m)	2,468	2,046
Verus Securitization Trust
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (c) (m)	2,000	1,805
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (c) (m)	1,322	1,170
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (c) (m)	2,500	2,239
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (c) (m)	1,776	1,470
Series 2021-5, Class B1, 3.04%, 9/25/2066 (c) (m)	3,826	2,789
Series 2021-5, Class B2, 3.94%, 9/25/2066 (c) (m)	3,750	2,876
Series 2023-4, Class A1, 5.81%, 5/25/2068 (c) (i)	197	196
Series 2023-6, Class B1, 7.76%, 9/25/2068 (c) (m)	3,500	3,513
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 5.89%, 10/25/2034 (m)	264	248
Series 2005-AR5, Class A6, 5.21%, 5/25/2035 (m)	652	647
Series 2005-AR16, Class 1A1, 4.43%, 12/25/2035 (m)	221	208
Series 2005-AR14, Class 1A3, 4.64%, 12/25/2035 (m)	572	543
Series 2005-AR14, Class 1A4, 4.64%, 12/25/2035 (m)	381	362
Series 2005-AR18, Class 1A3A, 4.65%, 1/25/2036 (m)	23	23
Series 2006-AR2, Class 1A1, 4.36%, 3/25/2036 (m)	122	112
Series 2004-AR10, Class A1B, 4.61%, 7/25/2044 (m)	284	276
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-AR15, Class A1A1, 4.29%, 11/25/2045 (m)	18	17
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	284	278
Series 2005-4, Class CB7, 5.50%, 6/25/2035	216	201
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,289	1,229
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	356	335
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	122	91
Series 2007-1, Class 1A7, 4.37%, 2/25/2037 (m)	2,128	1,654
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 6.29%, 12/25/2036 (m)	58	53
Series 2007-15, Class A1, 6.00%, 11/25/2037	49	48
Total Collateralized Mortgage Obligations (Cost $337,997)		307,828
Loan Assignments — 2.7% (o)
Canada — 0.0% ^
1011778 BC ULC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 9/20/2030 (e)	375	375
Four Seasons Hotels Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 9/22/2032 (e)	441	444
Garda World Security Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/1/2029 (e)	906	904
Knowlton Development Corp., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 8/15/2028 (e)	556	551
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.94%, 8/16/2030 (e)	608	608
St. George's University Scholastic Services LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 2/12/2029 (e)	485	480
		3,362
France — 0.0% ^
Altice France SA, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 6.88%), 10.55%, 5/30/2031 (e)	152	155
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Germany — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (6-MONTH CME TERM SOFR + 2.75%), 6.38%, 4/30/2030 (e)	521	525
Luxembourg — 0.1%
INEOS US Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 2/18/2030 (e) (p)	5,026	4,663
United Kingdom — 0.1%
Connect Finco SARL, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.15%, 9/13/2029 (e)	297	298
Crown Finance US, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.16%, 12/2/2031 (e)	4,735	4,728
		5,026
United States — 2.5%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 9.90%, 10/8/2030 (e)	6,836	6,646
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.93%, 4/20/2028 (e)	2,509	2,493
Acuren Delaware Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 7/30/2031 (e)	471	473
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/31/2031 (e)	2,581	2,583
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.20%, 2/3/2031 (e)	3,696	3,662
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 9/20/2032 (e)	518	520
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 9/19/2031 (e)	314	313
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 8/20/2032 (e)	999	1,001
Altafiber Virginia LLC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 11/23/2028 (e)	337	336
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.61%, 2/1/2029 (e) (p)	3,031	3,025
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	79

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (e)	219	205
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3%; 3-MONTH CME TERM SOFR + 3%), 6.65%, 12/13/2029 (e)	729	728
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 1/3/2029 (e)	641	643
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.00%, 12/6/2027 (e)	226	225
Asplundh Tree Expert LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.50%, 9/6/2027 (e)	630	632
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 7.91%, 9/19/2030 (e)	2,213	2,213
Asurion LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 3.75%), 7.41%, 2/23/2033 (e)	876	862
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 2/15/2029 (e)	785	781
AWS Claire's LLC, 1st Lien Term Loan 10.00%, 9/18/2030 ‡	160	160
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 12/20/2029 (e)	366	367
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 5/14/2029 (e)	157	158
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.40%, 1/15/2031 (e) (p)	503	506
BCP VI Summit Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 1/30/2032 (e)	610	611
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 11/25/2031 (e)	3,976	3,931
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031 (e)	2,073	2,082
BIFM CA Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 5/31/2028 (e)	251	251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Blackfin Pipeline LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 9/29/2032 (e)	547	551
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.20%, 10/31/2030 (e)	314	314
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 7/30/2031 (e)	718	663
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 11/22/2032 (e)	484	486
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 2/6/2030 (e)	561	543
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 2/6/2031 (e)	246	238
Callaway Golf Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 3/18/2030 (e)	29	30
Calpine Construction Finance Co. LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 7/31/2030 (e)	562	564
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 6.95%, 7/6/2029 (e)	650	290
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 9/8/2032 (e)	632	631
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.69%, 12/9/2030 (e)	1,320	1,318
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 5.94%, 12/15/2031 (e)	842	842
Chemours Co. LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 10/15/2032 (e)	499	497
Clarios Global LP, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.50%), 6.15%, 5/6/2030 (e)	345	347
(1-MONTH CME TERM SOFR + 2.75%), 6.40%, 1/28/2032 (e)	224	225
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.77%, 8/23/2028 (e)	1,483	1,486
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 4/1/2032 (e)	521	481
Coherent Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 7/2/2029 (e)	322	322
Colossus Acquireco LLC, 1st Lien Term Loan (1-Day CME TERM SOFR + 1.75%), 5.38%, 7/30/2032 (e)	641	641
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.52%, 5/17/2028 (e)	4,482	3,122
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 12/15/2027 (e)	386	386
CPI Holdco B LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 5/19/2031 (e)	478	478
CPPIB OVM Member US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/20/2031 (e) (p)	818	818
Creative Artists Agency LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 10/1/2031 (e)	638	640
DaVita, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 5/9/2031 (e)	607	609
Dayforce Bidco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033 (e)	3,972	3,743
DexKo Global, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.16%, 10/6/2031 (e)	4,050	3,838
Dycom Industries, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 1.75%), 5.40%, 1/27/2033 (e) (p)	325	327
(1-MONTH CME TERM SOFR + 1.75%), 5.40%, 1/27/2033 (e)	325	327
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 6/12/2031 (e)	259	259
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.41%, 10/29/2032 (e)	148	148
EMRLD Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/4/2031 (e)	3,016	3,019
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030 (e)	907	908
Endo Finance Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 4/23/2031 (e)	592	585
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 7/6/2029 (e)	184	185
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.02%, 6/9/2028 (e)	688	687
EW Scripps Co. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 5.75%), 9.53%, 6/30/2028 (e)	616	619
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.13%, 11/30/2029 (e)	230	226
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2026 ‡ (l) (m)	126	1
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 10/31/2031 (e)	3,362	3,316
First Student Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 5.67%, 8/15/2030 (e) (p)	5,834	5,834
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/15/2030 (e) (p)	1,067	1,067
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 11/16/2029 (e)	485	486
GB AIT Buyer, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 4.25%), 7.98%, 4/22/2033 (e) (p)	1,451	1,452
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 4/10/2031 (e)	693	694
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 1/30/2032 (e)	3,193	3,084
Global Medical Response, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.16%, 10/1/2032 (e)	399	400
Go Daddy Operating Co. LLC, 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 11/9/2029 (e)	489	482
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	81

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Goat Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 1/27/2032 (e)	453	453
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 1/26/2033 (e)	1,677	1,674
Grant Thornton Advisors LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 6/2/2031 (e) (p)	707	684
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 6.78%, 12/1/2028 (e)	361	362
Griffon Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/24/2029 (e)	371	373
Grifols International Services USA, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.50%), 5.97%, 4/14/2033 (e) (p)	600	601
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 6.95%, 1/31/2030 (e) (p)	539	533
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.16%, 6/30/2028 (e) (p)	2,830	2,220
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.50%), 7.16%, 6/30/2028 (e) (p)	560	439
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (e)	310	311
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (e)	5,177	5,016
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.54%, 5/1/2029 (e) (p)	7,974	7,763
Indy US Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 10/31/2030 (e)	371	370
Insulet Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 8/4/2031 (e)	679	684
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 9/20/2030 (e)	519	509
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 5/5/2028 (e)	355	356
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 8.44%, 8/27/2029 (e)	527	467
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Karman Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.46%, 4/1/2032 (e)	465	466
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/17/2031 (e)	463	464
LABL, Inc., 1st Lien Term Loan B (PRIME + 4.00%), 12.75%, 10/30/2028 (e)	3,878	1,818
Level 3 Financing, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 3/29/2032 (e) (p)	425	426
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 12/2/2031 (e)	4,741	4,767
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 2/10/2033 (e)	1,647	1,647
Madison Safety & Flow LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 9/26/2031 (e)	434	434
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.16%, 4/15/2030 (e)	2,309	2,265
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.65%, 4/15/2031 (e)	437	438
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/23/2028 (e)	514	515
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 7.90%, 5/3/2028 (e)	211	194
(1-MONTH CME TERM SOFR + 4.25%), 7.90%, 12/31/2031 (e)	147	115
Mirion Technologies, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.70%, 6/4/2032 (e)	397	398
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/27/2031 (e)	309	308
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 3/28/2031 (e)	2,845	2,794
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.91%, 7/1/2031 (e) (p)	460	415
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.83% (PIK)), 19.49%, 6/30/2026 ‡ (e) (j)	9,387	8,918
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (e)	24,563	5,229
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (e)	7,558	—
(3-MONTH CME TERM SOFR + 12.34% (PIK)), 16.00%, 1/2/2029 ‡ (e) (j)	3,203	3,043
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.34% (PIK)), 10.00%, 1/2/2029 ‡ (e) (j)	3,445	3,273
NCR Atleos LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 6.73%, 4/16/2029 (e)	154	153
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 11/17/2031 (e)	4,971	4,901
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.77%, 2/3/2033 (e)	265	259
Nexstar Media, Inc., 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 3/18/2033 (e) (p)	550	549
Novelis, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 3/11/2032 (e)	262	263
NRG Energy, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%; 3-MONTH CME TERM SOFR + 1.75%), 5.42%, 4/16/2031 (e)	576	577
Option Care Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 9/22/2032 (e)	586	588
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.41%, 9/24/2030 (e)	528	527
PAREXEL International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 12/12/2031 (e)	1,847	1,847
Pelican Pipeline LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 6.47%, 3/25/2033 (e)	295	296
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.95%, 1/31/2031 (e)	3,322	3,297
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.65%, 8/18/2032 (e)	4,871	4,886
Prairie Acquiror LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 8/1/2029 (e)	417	418
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 12/7/2028 (e)	538	491
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/15/2030 (e)	808	809
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 7/16/2031 (e)	703	689
Proofpoint, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.70%, 8/31/2028 (e)	644	624
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 3/19/2029 (e)	479	479
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 2/10/2032 (e)	4,675	4,677
QXO Building Products, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.68%, 4/30/2032 (e)	1,067	1,067
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.20%, 6/30/2032 (e)	498	489
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.65%, 11/19/2031 (e)	2,915	2,896
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.96%, 4/24/2028 (e)	421	411
Resilience Parent LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 2/28/2033 (e)	298	299
Resonetics LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 6/18/2031 (e)	360	361
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.40%, 11/28/2028 (e)	2,920	2,781
Sanmina Corp., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/27/2032 (e)	3,141	3,152
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 7/31/2031 (e)	325	322
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 7/6/2032 (e)	374	375
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	83

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Shutterfly Finance LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.00%), 9.67%, 10/1/2027 (e)	51	51
Shutterfly Finance LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 8.67%, 10/1/2027 (e)	3,186	3,118
Six Flags Entertainment Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 5/1/2031 (e)	467	463
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.40%, 5/12/2028 (e)	431	359
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 5/9/2031 (e)	510	510
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 9.41%, 9/4/2029 (e)	951	888
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 7.70%, 9/27/2030 (e)	1,911	1,911
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 3/14/2031 (e) (p)	544	545
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 12/19/2030 (e)	487	488
Talen Energy Supply LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 11/25/2032 (e)	382	382
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 10/8/2031 (e)	668	672
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.52%, 3/24/2028 (e)	142	112
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 11/21/2031 (e) (p)	604	605
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 6/24/2031 (e)	601	600
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 2/28/2031 (e)	439	440
TransDigm, Inc., 1st Lien Term Loan K (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 3/22/2030 (e)	479	480
TransDigm, Inc., 1st Lien Term Loan M (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 8/19/2032 (e)	5,492	5,500
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 7.45%, 9/15/2028 (e)	458	431
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.16%, 2/10/2031 (e)	833	803
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 8.78%, 6/28/2028 (e)	3,107	2,929
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 11/21/2029 (e)	317	317
Utz Quality Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.20%, 1/29/2032 (e)	324	324
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 8/26/2031 (e) (p)	6,167	6,156
Venator Materials LLC, 1st Lien Term Loan
(PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 ‡ (e) (j)	314	25
(PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 (e) (j)	184	148
Venator Materials LLC, 1st Lien Term Loan B (PRIME + 7.00% (PIK)), 13.75%, 7/16/2026 (e) (j)	188	151
Vertex Aerospace Services Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 12/6/2030 (e)	261	262
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 2/15/2029 (e)	513	471
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.44%, 4/1/2031 (e)	151	149
VSE Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.47%, 3/17/2033 (e) (p)	76	76
VT Topco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.65%, 8/9/2030 (e)	606	596
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 1/30/2031 (e) (p)	686	687
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/27/2031 (e)	1,204	1,207
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 8/3/2028 (e)	527	528
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/19/2029 (e)	3,726	3,702
Whitewater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 5.50%, 2/15/2030 (e)	539	541
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.91%, 1/24/2031 (e)	319	319
		219,787
Total Loan Assignments (Cost $242,719)		233,518
U.S. Treasury Obligations — 0.9%
United States — 0.9%
U.S. Treasury Notes
4.13%, 1/31/2027 (q)	79,591	79,811
3.38%, 9/15/2027	515	512
4.13%, 10/31/2027	250	251
3.50%, 2/15/2029	200	198
Total U.S. Treasury Obligations (Cost $80,895)		80,772
Asset-Backed Securities — 0.9%
Cayman Islands — 0.1%
AB BSL CLO Ltd. Series 2020-1A, Class BR2, 5.32%, 10/15/2038 (c) (m)	850	850
Ballyrock CLO Ltd. Series 2021-17A, Class A2R, 5.28%, 10/20/2038 (c) (m)	1,400	1,400
Barings CLO Ltd.
Series 2023-3A, Class D2R, 7.57%, 10/15/2038 (c) (m)	310	305
Series 2023-4A, Class D1R, 6.15%, 1/20/2039 (c) (m)	250	249
Series 2023-4A, Class D2R, 7.35%, 1/20/2039 (c) (m)	250	246
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A, Class CR3, 6.88%, 4/20/2034 (c) (m)	899	873
Dryden CLO Ltd.
Series 2018-64A, Class A, 4.91%, 4/18/2031 (c) (m)	271	271
Series 2019-68A, Class BRR, 5.22%, 7/15/2035 (c) (m)	650	650
Dryden Senior Loan Fund Series 2015-37A, Class AR, 5.03%, 1/15/2031 (c) (m)	82	82
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Cayman Islands — continued
Galaxy CLO Ltd. Series 2023-32A, Class D1R, 6.63%, 1/20/2039 (c) (m)	575	575
Neuberger Berman Loan Advisers CLO Ltd. Series 2019-34A, Class BR2, 5.33%, 7/20/2039 (c) (m)	900	900
Octagon Ltd. Series 2022-1A, Class DR, 7.27%, 7/21/2037 (c) (m)	250	241
Symphony CLO Ltd.
Series 2018-19A, Class B, 5.29%, 4/16/2031 (c) (m)	1,400	1,401
Series 2021-29A, Class BR, 5.32%, 10/15/2035 (c) (m)	940	940
Voya CLO Ltd. Series 2022-1A, Class BR, 5.43%, 4/20/2035 (c) (m)	1,180	1,180
		10,163
United States — 0.8%
ABFC Trust
Series 2003-OPT1, Class A1A, 4.59%, 4/25/2033 (m)	42	42
Series 2004-OPT3, Class M1, 4.31%, 9/25/2033 (m)	6	6
Series 2004-HE1, Class M1, 4.67%, 3/25/2034 (m)	291	299
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 4.31%, 1/25/2035 (m)	240	234
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 5.06%, 11/25/2032 (m)	108	132
Series 2004-OP1, Class M2, 5.34%, 4/25/2034 (m)	296	255
American Credit Acceptance Receivables Trust
Series 2022-4, Class E, 10.00%, 1/14/2030 (c)	495	499
Series 2023-2, Class E, 9.79%, 2/12/2030 (c)	900	931
Series 2023-4, Class D, 7.65%, 9/12/2030 (c)	1,400	1,437
Series 2024-4, Class D, 5.34%, 8/12/2031 (c)	446	449
Series 2025-2, Class D, 5.50%, 8/12/2031 (c)	1,100	1,108
Series 2023-3, Class E, 9.54%, 10/14/2031 (c)	900	937
Series 2024-2, Class E, 7.87%, 11/12/2031 (c)	525	540
Series 2025-3, Class C, 4.95%, 7/12/2032 (c)	940	942
Series 2025-3, Class D, 5.19%, 7/12/2032 (c)	940	941
Series 2025-1, Class E, 7.39%, 12/13/2032 (c)	550	562
Series 2025-2, Class E, 7.66%, 2/14/2033 (c)	500	515
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	85

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2025-3, Class E, 6.77%, 6/13/2033 (c)	1,030	1,037
Series 2026-2, Class E, 6.90%, 2/8/2034 (c)	1,100	1,095
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 2.99%, 9/25/2032 (m)	26	27
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 5.34%, 10/25/2034 (m)	78	80
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class D, 7.20%, 6/20/2030 (c)	575	583
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.15%, 12/26/2031 (c) (m)	77	77
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 5.04%, 12/25/2033 (m)	231	282
Series 2004-SD4, Class A1, 4.67%, 8/25/2044 (m)	431	433
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class D, 5.83%, 5/15/2030	1,480	1,501
Series 2025-2, Class D, 5.62%, 3/17/2031	510	516
Series 2025-4, Class D, 5.41%, 8/15/2031	900	907
Series 2025-2, Class E, 7.74%, 6/15/2032 (c)	1,106	1,143
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.11%, 6/25/2034 (m)	243	239
Series 2004-D, Class MV2, 4.80%, 9/25/2034 (m)	5	5
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (i)	156	158
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (m)	98	89
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	800
Series 2003-4, Class 1A5, 4.95%, 5/25/2033 (i)	324	321
CHEC Loan Trust Series 2004-1, Class M1, 4.67%, 7/25/2034 (c) (m)	358	357
CITI Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (c) (l)	234	228
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (i)	17	16
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (c)	728	730
Series 2023-3A, Class B, 7.09%, 10/17/2033 (c)	311	314
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2024-1A, Class A, 5.68%, 3/15/2034 (c)	321	323
Series 2024-1A, Class B, 6.03%, 5/15/2034 (c)	320	323
Series 2024-1A, Class C, 6.71%, 7/17/2034 (c)	420	427
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 (m)	13	13
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 4.82%, 11/25/2034 (m)	—	1
Drive Auto Receivables Trust Series 2025-2, Class D, 4.90%, 12/15/2032	1,050	1,045
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (c)	1,000	1,037
Exeter Automobile Receivables Trust
Series 2025-3A, Class D, 5.57%, 10/15/2031	510	515
Series 2026-2A, Class D, 5.51%, 8/16/2032	570	574
Series 2025-5A, Class E, 7.15%, 6/15/2033 (c)	1,867	1,876
FFMLT Trust Series 2004-FF3, Class M1, 4.59%, 5/25/2034 (m)	194	191
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 4.71%, 11/25/2034 (m)	139	134
Ford Credit Auto Owner Trust Series 2022-C, Class A4, 4.59%, 12/15/2027	236	236
Fremont Home Loan Trust
Series 2002-1, Class M1, 5.02%, 8/25/2033 (m)	220	260
Series 2004-B, Class M2, 4.71%, 5/25/2034 (m)	190	201
Series 2004-C, Class M1, 4.74%, 8/25/2034 (m)	373	354
Series 2004-D, Class M2, 4.67%, 11/25/2034 (m)	140	133
GLS Auto Receivables Issuer Trust Series 2022-2A, Class E, 5.50%, 6/15/2029 (c)	1,250	1,258
GSAMP Trust
Series 2003-SEA, Class A1, 4.57%, 2/25/2033 (m)	36	40
Series 2003-HE1, Class M1, 5.02%, 6/20/2033 (m)	394	421
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (c)	420	424
Series 2023-2A, Class D, 9.40%, 9/25/2029 (c)	700	722
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2025-2A, Class D, 8.34%, 9/25/2031 (c)	250	251
Series 2025-4A, Class D, 9.34%, 12/25/2031 (c)	250	260
Series 2025-6A, Class D, 8.30%, 5/25/2032 (c)	250	250
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.29%, 11/25/2034 (m)	74	73
Series 2004-C, Class M2, 3.92%, 3/25/2035 (m)	636	567
LendingClub Loan Certificate Issuer Trust
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (c)	125	626
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (c)	125	291
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (c)	200	1,275
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (c)	200	481
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (c)	50	294
Lendmark Funding Trust
Series 2021-2A, Class B, 2.37%, 4/20/2032 (c)	500	470
Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	950	951
Series 2025-2A, Class C, 5.28%, 10/20/2034 (c)	950	951
Series 2025-3A, Class C, 5.04%, 5/21/2035 (c)	515	508
Series 2025-3A, Class D, 5.64%, 5/21/2035 (c)	515	509
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 4.74%, 9/25/2034 (m)	6	6
Series 2005-NC1, Class M4, 4.91%, 12/25/2034 (m)	166	188
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 4.74%, 7/25/2034 (m)	21	18
Series 2004-HE2, Class M1, 4.97%, 8/25/2035 (m)	28	28
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 4.79%, 10/25/2033 (m)	42	42
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2004-WMC2, Class M1, 4.68%, 7/25/2034 (m)	427	435
Series 2004-WMC2, Class M2, 5.57%, 7/25/2034 (m)	131	128
Series 2004-HE6, Class M2, 4.67%, 8/25/2034 (m)	276	276
Series 2004-HE6, Class M3, 4.74%, 8/25/2034 (m)	144	139
Series 2004-HE8, Class M2, 4.79%, 9/25/2034 (m)	100	109
Series 2004-NC8, Class M3, 4.88%, 9/25/2034 (m)	59	68
Series 2005-HE1, Class M2, 4.47%, 12/25/2034 (m)	177	177
Series 2005-NC1, Class M3, 4.53%, 1/25/2035 (m)	263	261
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 4.07%, 2/25/2037 (m)	2,604	484
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 6.54%, 9/25/2033 (m)	441	446
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (c) (i)	1,951	1,955
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (c)	2,478	1,512
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (c)	1,250	600
Oportun Issuance Trust
Series 2026-A, Class B, 5.06%, 1/9/2034 (c)	575	573
Series 2026-A, Class C, 5.45%, 1/9/2034 (c)	575	574
Option One Mortgage Accept Corp. Asset-Backed Certificates Series 2003-5, Class A2, 4.41%, 8/25/2033 (m)	158	167
Option One Mortgage Loan Trust Series 2004-3, Class M2, 4.62%, 11/25/2034 (m)	237	254
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	134	132
Planet Fitness Master Issuer LLC Series 2025-1A, Class A2II, 5.65%, 12/6/2055 (c)	515	511
PRET LLC Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (c) (i)	749	750
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (c)	6,080	6,017
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	1,250	1,241
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	87

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
RAMP Trust Series 2002-RS2, Class AI5, 4.52%, 3/25/2032 (m)	90	89
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 5.27%, 12/25/2032 (m)	250	236
Series 2003-1, Class M1, 5.27%, 6/25/2033 (m)	110	98
Series 2003-4, Class M1, 5.04%, 3/25/2034 (m)	1,058	959
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (i)	581	355
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (c)	1,546	1,552
Series 2026-A, Class A, 4.82%, 6/20/2039 (c)	290	290
Series 2026-A, Class B, 5.15%, 6/20/2039 (c)	120	120
Series 2026-A, Class C, 5.46%, 6/20/2039 (c)	170	170
Santander Drive Auto Receivables Trust
Series 2025-3, Class D, 5.11%, 9/15/2031	950	951
Series 2024-4, Class D, 5.32%, 12/15/2031	574	578
Series 2025-4, Class D, 4.95%, 1/15/2032	510	508
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.17%, 8/25/2034 (m)	121	121
Saxon Asset Securities Trust Series 2004-2, Class MV2, 3.52%, 8/25/2035 (m)	84	100
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	996	1,012
Series 2023-10B, Class 1, 5.69%, 9/10/2033	399	410
SCF Equipment Leasing LLC
Series 2025-2A, Class D, 5.33%, 6/20/2036 (c)	500	488
Series 2025-2A, Class E, 6.21%, 6/20/2036 (c)	495	483
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 4.44%, 1/25/2035 (m)	276	253
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 8.38%, 10/16/2026 (c) (i)	332	333
Stifel SBA IO Trust
Series 2025-1A, Class A2, IO, 1.49%, 1/15/2051 (c) (m)	6,301	289
Series 2025-3A, Class A2, IO, 1.93%, 10/25/2051 (c) (m)	3,722	223
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 18.16%, 4/20/2030 ‡ (c) (m)	162	160
Series 2022-PT4, Class A, 16.80%, 5/20/2030 ‡ (c) (m)	349	349
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (c) (m)	290	274
Series 2004-2, Class M8A, 8.27%, 10/25/2034 (c) (m)	290	306
		66,830
Total Asset-Backed Securities (Cost $79,551)		76,993
	SHARES (000)
Preferred Stocks — 0.5%
United States — 0.5%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (r)	66	1,729
Citigroup, Inc. Series II, 6.25%, 2/15/2031 ($25 par value) (r)	95	2,420
DTE Energy Co. Series H, 6.25%, 10/1/2085 ($25 par value)	116	2,862
Morgan Stanley,
Series I, 6.38%, 7/15/2026 ($25 par value) (r)	62	1,551
Series K, 5.85%, 4/15/2027 ($25 par value) (r)	254	6,150
Series P, 6.50%, 10/15/2027 ($25 par value) (r)	144	3,641
Series Q, 6.63%, 10/15/2029 ($25 par value) (r)	258	6,594
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	2,995
NextEra Energy Capital Holdings, Inc. Series U, 6.50%, 6/1/2085 ($25 par value)	86	2,193
SCE Trust VI 5.00%, 5/30/2026 ($25 par value) (r)	333	5,977
Truist Financial Corp. Series R, 4.75%, 6/1/2026 ($25 par value) (r)	99	1,865
Wells Fargo & Co. Series Z, 4.75%, 6/15/2026 ($25 par value) (r)	332	6,323
Xcel Energy, Inc. 6.25%, 10/15/2085 ($25 par value)	113	2,767
Total Preferred Stocks (Cost $49,404)		47,067
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Funds	April 30, 2026

INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.1%
Luxembourg — 0.1%
SES SA ‡ * (Cost $—) (d)	270	3,887
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	79	77
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	156	149
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	465	375
Pool # MA4465, 2.00%, 11/1/2051	42	34
Pool # MA4548, 2.50%, 2/1/2052	15	13
Pool # MA4563, 2.50%, 3/1/2052	45	38
Pool # MA4564, 3.00%, 3/1/2052	13	11
Pool # MA4624, 3.00%, 6/1/2052	60	53
Pool # MA4733, 4.50%, 9/1/2052	76	73
FNMA, Other Pool # BZ3537, 4.97%, 4/1/2035	1,164	1,187
Total Mortgage-Backed Securities (Cost $2,122)		2,010
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	10	34
expiring 12/31/2049, price 1.00 USD ‡ *	13	—
expiring 9/30/2028, price 1.00 USD ‡ *	2	—
Total Warrants (Cost $4,630)		34
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 4.3%
Certificates of Deposits — 0.0% ^
DNB Bank ASA, 4.19%, 3/25/2027	250	251
Mizuho Bank Ltd., 4.20%, 3/24/2027	250	250
Oversea-Chinese Banking Corp. Ltd., 3.84%, 3/3/2027	431	430
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Royal Bank of Canada, 3.95%, 11/17/2026	250	250
Total Certificates of Deposits (Cost $1,181)		1,181
Commercial Paper — 0.0% ^
CDP Financial, Inc., 3.80%, 9/10/2026 (c) (s)	500	493
Constellation Energy Generation LLC, 3.95%, 5/4/2026 (c) (s)	250	250
Danske Bank A/S, 4.20%, 3/19/2027 (c) (s)	250	241
Federation des Caisses Desjardins du Quebec, 3.85%, 3/2/2027 (c) (s)	392	379
Glencore Funding LLC, 4.10%, 6/30/2026 (c) (s)	250	248
LSEG US Fin Corp., 3.94%, 6/1/2026 (s)	250	249
Macquarie Bank Ltd., 3.83%, 9/4/2026 (c) (s)	499	493
RWE AG
4.34%, 6/23/2026 (c) (s)	250	249
4.60%, 4/20/2027 (c) (s)	250	239
Svenska Handelsbanken AB, 4.08%, 4/13/2027 (c) (s)	336	323
Toronto-Dominion Bank (The), 4.07%, 4/22/2027 (c) (s)	250	240
Toyota Credit de Puerto Rico Corp., 4.00%, 6/8/2026 (s)	129	129
Westpac Banking Corp., 4.14%, 3/19/2027 (c) (s)	250	241
Total Commercial Paper (Cost $3,775)		3,774
	SHARES (000)
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (n) (t)	36,979	36,982
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (n) (t)	198,773	198,813
Total Investment Companies (Cost $235,774)		235,795
Investment of Cash Collateral from Securities Loaned — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (n) (t)(Cost $137,417)	137,417	137,417
Total Short-Term Investments (Cost $378,147)		378,167
Total Investments — 101.0% (Cost $7,945,994)		8,823,450
Liabilities in Excess of Other Assets — (1.0)%		(86,425)
NET ASSETS — 100.0%		8,737,025

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	89

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of April
30, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $127,504.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of April 30, 2026.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
April 30, 2026 is $203,317 or 2.33% of the Fund’s
net assets as of April 30, 2026.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of April 30, 2026.

(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of April 30, 2026.

(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Defaulted security.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Funds	April 30, 2026

(m)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of April 30, 2026.

(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of April 30, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(r)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of April 30, 2026.
(s)	The rate shown is the effective yield as of April 30, 2026.
(t)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	9.6%
Banks	7.5
Convertible Bonds	6.0
Oil, Gas & Consumable Fuels	5.8
Commercial Mortgage-Backed Securities	4.4
Semiconductors & Semiconductor Equipment	4.0
Foreign Government Securities	3.5
Collateralized Mortgage Obligations	3.5
Diversified Telecommunication Services	3.2
Media	2.9
Electric Utilities	2.6
Capital Markets	2.3
Pharmaceuticals	2.1
Hotels, Restaurants & Leisure	2.1
Insurance	1.8
Software	1.5
Building Products	1.3
Metals & Mining	1.3
Multi-Utilities	1.3
Chemicals	1.3
Health Care Providers & Services	1.3
Financial Services	1.2
Commercial Services & Supplies	1.1
Automobile Components	1.1
Technology Hardware, Storage & Peripherals	1.1
Aerospace & Defense	1.1
Specialty Retail	1.0
Others (each less than 1.0%)	19.8
Short-Term Investments	4.3
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	91

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
NASDAQ 100 E-Mini Index	624	06/18/2026	USD	344,277	25,141
U.S. Treasury 10 Year Note	10,828	06/18/2026	USD	1,197,509	(24,888)
MSCI Emerging Markets Index	593	06/19/2026	USD	47,496	4,233
MSCI Europe Equity Index	217	06/19/2026	EUR	10,679	376
U.S. Treasury 5 Year Note	12,143	06/30/2026	USD	1,309,547	(24,304)
					(19,442)
Short Contracts
EURO STOXX 50 Index	(3,968)	06/19/2026	EUR	(272,251)	(8,675)
					(28,117)

Abbreviations
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of April 30, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	3,154	USD	3,682	BNP Paribas	5/5/2026	20
Total unrealized appreciation						20
USD	3,625	EUR	3,154	HSBC Bank, NA	5/5/2026	(77)
USD	3,687	EUR	3,154	BNP Paribas	6/3/2026	(20)
Total unrealized depreciation						(97)
Net unrealized depreciation						(77)

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Funds	April 30, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
ASSETS:
Investments in non-affiliates, at value	$2,337,746	$7,605,835
Investments in affiliates, at value	372,180	1,080,198
Investments of cash collateral received from securities loaned, at value (See Note 2.F.)	31,163	137,417
Options purchased, at value	2,631	—
Cash	2,184	4,548
Foreign currency, at value	1,971	537
Deposits at broker for futures contracts	4,425	907
Receivables:
Investment securities sold	18,888	128,882
Investment securities sold — delayed delivery securities	—	1,378
Fund shares sold	423	5,063
Interest from non-affiliates	11,909	55,771
Dividends from non-affiliates	2,266	7,572
Dividends from affiliates	938	811
Tax reclaims	1,435	4,754
Securities lending income (See Note 2.F.)	37	84
Variation margin on futures contracts	8,152	15,224
Unrealized appreciation on forward foreign currency exchange contracts	2,244	20
Total Assets	2,798,592	9,049,001
LIABILITIES:
Payables:
Investment securities purchased	23,749	158,028
Investment securities purchased — delayed delivery securities	—	3,215
Collateral received on securities loaned (See Note 2.F.)	31,163	137,417
Fund shares redeemed	18,598	7,408
Unrealized depreciation on forward foreign currency exchange contracts	1,522	97
Accrued liabilities:
Investment advisory fees	1,101	2,713
Administration fees	110	432
Distribution fees	207	1,193
Service fees	217	228
Custodian and accounting fees	127	220
Trustees’ and Chief Compliance Officer’s fees	—	1
Deferred foreign capital gains tax	187	797
Other	93	227
Total Liabilities	77,074	311,976
Net Assets	$2,721,518	$8,737,025
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	93

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
NET ASSETS:
Paid-in-Capital	$2,312,823	$8,470,827
Total distributable earnings (loss)	408,695	266,198
Total Net Assets	$2,721,518	$8,737,025
Net Assets:
Class A	$723,784	$4,548,274
Class C	97,390	435,887
Class I	1,251,752	3,382,687
Class R2	1,839	—
Class R3	499	—
Class R4	750	—
Class R5	24	—
Class R6	645,480	370,177
Total	$2,721,518	$8,737,025
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	33,959	424,047
Class C	4,709	40,767
Class I	58,034	314,680
Class R2	87	—
Class R3	23	—
Class R4	35	—
Class R5	1	—
Class R6	29,885	34,435
Net Asset Value (a):
Class A — Redemption price per share	$21.31	$10.73
Class C — Offering price per share (b)	20.68	10.69
Class I — Offering and redemption price per share	21.57	10.75
Class R2 — Offering and redemption price per share	21.02	—
Class R3 — Offering and redemption price per share	21.37	—
Class R4 — Offering and redemption price per share	21.36	—
Class R5 — Offering and redemption price per share	21.59	—
Class R6 — Offering and redemption price per share	21.60	10.75
Class A maximum sales charge	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$22.31	$11.24
Cost of investments in non-affiliates	$1,878,421	$6,830,557
Cost of investments in affiliates	369,894	978,020
Cost of options purchased	3,990	—
Cost of foreign currency	1,951	530
Investment securities on loan, at value (See Note 2.F.)	28,917	127,504
Cost of investment of cash collateral (See Note 2.F.)	31,163	137,417

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Funds	April 30, 2026

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited)
(Amounts in thousands)

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$24,136	$178,875
Interest income from affiliates	24	116
Dividend income from non-affiliates	13,163	49,305
Dividend income from affiliates	10,116	50,613
Income from securities lending (net) (See Note 2.F.)	182	575
Foreign taxes withheld (net)	(862)	(3,338)
Total investment income	46,759	276,146
EXPENSES:
Investment advisory fees	7,670	17,855
Administration fees	1,046	3,189
Distribution fees:
Class A	887	5,519
Class C	412	1,687
Class R2	5	—
Class R3	1	—
Service fees:
Class A	887	5,519
Class C	137	563
Class I	1,567	4,097
Class R2	3	—
Class R3	1	—
Class R4	1	—
Class R5	— (a)	—
Custodian and accounting fees	341	631
Interest expense to affiliates	1	2
Professional fees	96	80
Trustees’ and Chief Compliance Officer’s fees	15	22
Printing and mailing costs	50	161
Registration and filing fees	73	95
Transfer agency fees (See Note 2.L.)	33	104
Other	122	98
Total expenses	13,348	39,622
Less fees waived	(2,246)	(10,718)
Less expense reimbursements	— (a)	(476)
Net expenses	11,102	28,428
Net investment income (loss)	35,657	247,718

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	95

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$75,721 (a)	$69,721 (b)
Investments in affiliates	(144)	997
Options purchased	2,045	—
Futures contracts	(20,957)	(2,660)
Foreign currency transactions	148	(159)
Forward foreign currency exchange contracts	(4,400)	14
Net realized gain (loss)	52,413	67,913
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	6,030 (c)	219,838 (d)
Investments in affiliates	758	1,270
Options purchased	(1,359)	—
Futures contracts	3,169	(33,078)
Foreign currency translations	181	308
Forward foreign currency exchange contracts	1,939	(77)
Unfunded commitments	—	(1)
Change in net unrealized appreciation/depreciation	10,718	188,260
Net realized/unrealized gains (losses)	63,131	256,173
Change in net assets resulting from operations	$98,788	$503,891

(a)
Net of foreign capital gains tax of $(62).
(b)
Net of foreign capital gains tax of $(288).
(c)
Net of change in foreign capital gains tax of $151.
(d)
Net of change in foreign capital gains tax of $270.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Funds	April 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$35,657	$82,914	$247,718	$474,387
Net realized gain (loss)	52,413	198,772	67,913	55,439
Change in net unrealized appreciation/depreciation	10,718	72,947	188,260	348,821
Change in net assets resulting from operations	98,788	354,633	503,891	878,647
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(58,468)	(15,957)	(137,458)	(237,790)
Class C	(9,466)	(2,661)	(12,762)	(27,482)
Class I	(104,054)	(31,774)	(104,279)	(183,290)
Class R2	(183)	(59)	—	—
Class R3	(68)	(17)	—	—
Class R4	(63)	(22)	—	—
Class R5	(1)	(1)	—	—
Class R6	(60,643)	(18,558)	(11,563)	(20,354)
Total distributions to shareholders	(232,946)	(69,049)	(266,062)	(468,916)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(37,445)	(249,667)	27,293	(443,894)
NET ASSETS:
Change in net assets	(171,603)	35,917	265,122	(34,163)
Beginning of period	2,893,121	2,857,204	8,471,903	8,506,066
End of period	$2,721,518	$2,893,121	$8,737,025	$8,471,903
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$58,703	$120,548	$330,267	$643,515
Distributions reinvested	53,286	14,503	129,586	223,016
Cost of shares redeemed	(79,125)	(161,965)	(425,248)	(951,762)
Change in net assets resulting from Class A capital transactions	32,864	(26,914)	34,605	(85,231)
Class C
Proceeds from shares issued	3,760	6,948	42,901	59,069
Distributions reinvested	9,013	2,539	12,281	26,388
Cost of shares redeemed	(32,926)	(73,333)	(108,554)	(268,940)
Change in net assets resulting from Class C capital transactions	(20,153)	(63,846)	(53,372)	(183,483)
Class I
Proceeds from shares issued	68,949	120,453	238,251	505,324
Distributions reinvested	87,855	26,994	95,123	166,716
Cost of shares redeemed	(136,510)	(300,194)	(287,816)	(830,472)
Change in net assets resulting from Class I capital transactions	20,294	(152,747)	45,558	(158,432)
Class R2
Proceeds from shares issued	71	363	—	—
Distributions reinvested	183	59	—	—
Cost of shares redeemed	(668)	(1,443)	—	—
Change in net assets resulting from Class R2 capital transactions	(414)	(1,021)	—	—
Class R3
Proceeds from shares issued	22	26	—	—
Distributions reinvested	55	14	—	—
Cost of shares redeemed	(375)	(5)	—	—
Change in net assets resulting from Class R3 capital transactions	(298)	35	—	—
Class R4
Proceeds from shares issued	30	168	—	—
Distributions reinvested	63	22	—	—
Cost of shares redeemed	(74)	(726)	—	—
Change in net assets resulting from Class R4 capital transactions	19	(536)	—	—
Class R5
Distributions reinvested	1	— (a)	—	—
Change in net assets resulting from Class R5 capital transactions	1	— (a)	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Funds	April 30, 2026

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$18,843	$33,840	$36,698	$58,030
Distributions reinvested	46,748	13,879	11,344	19,993
Cost of shares redeemed	(135,349)	(52,357)	(47,540)	(94,771)
Change in net assets resulting from Class R6 capital transactions	(69,758)	(4,638)	502	(16,748)
Total change in net assets resulting from capital transactions	$(37,445)	$(249,667)	$27,293	$(443,894)
SHARE TRANSACTIONS:
Class A
Issued	2,758	5,770	31,257	63,976
Reinvested	2,557	687	12,320	22,228
Redeemed	(3,720)	(7,765)	(40,282)	(95,017)
Change in Class A Shares	1,595	(1,308)	3,295	(8,813)
Class C
Issued	182	344	4,074	5,867
Reinvested	445	124	1,171	2,642
Redeemed	(1,594)	(3,621)	(10,307)	(26,922)
Change in Class C Shares	(967)	(3,153)	(5,062)	(18,413)
Class I
Issued	3,215	5,711	22,508	50,103
Reinvested	4,167	1,268	9,021	16,585
Redeemed	(6,375)	(14,147)	(27,192)	(82,533)
Change in Class I Shares	1,007	(7,168)	4,337	(15,845)
Class R2
Issued	3	18	—	—
Reinvested	9	3	—	—
Redeemed	(32)	(68)	—	—
Change in Class R2 Shares	(20)	(47)	—	—
Class R3
Issued	1	1	—	—
Reinvested	3	1	—	—
Redeemed	(18)	(1)	—	—
Change in Class R3 Shares	(14)	1	—	—
Class R4
Issued	1	8	—	—
Reinvested	3	1	—	—
Redeemed	(3)	(37)	—	—
Change in Class R4 Shares	1	(28)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Reinvested	— (a)	— (a)	—	—
Change in Class R5 Shares	— (a)	— (a)	—	—
Class R6
Issued	879	1,608	3,469	5,751
Reinvested	2,214	651	1,076	1,989
Redeemed	(6,448)	(2,467)	(4,496)	(9,442)
Change in Class R6 Shares	(3,355)	(208)	49	(1,702)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Funds	April 30, 2026

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101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Allocation Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$22.37	$0.25	$0.49	$0.74	$(0.30)	$(1.50)	$(1.80)
Year Ended October 31, 2025	20.24	0.57	2.05	2.62	(0.49)	—	(0.49)
Year Ended October 31, 2024	16.82	0.52	3.31	3.83	(0.41)	—	(0.41)
Year Ended October 31, 2023	16.91	0.37	0.21	0.58	(0.67)	—	(0.67)
Year Ended October 31, 2022	23.57	0.19	(4.69)	(4.50)	(0.36)	(1.80)	(2.16)
Year Ended October 31, 2021	19.27	0.22	4.50	4.72	(0.28)	(0.14)	(0.42)
Class C
Six Months Ended April 30, 2026 (Unaudited)	21.77	0.19	0.48	0.67	(0.26)	(1.50)	(1.76)
Year Ended October 31, 2025	19.72	0.46	1.99	2.45	(0.40)	—	(0.40)
Year Ended October 31, 2024	16.42	0.41	3.22	3.63	(0.33)	—	(0.33)
Year Ended October 31, 2023	16.58	0.27	0.21	0.48	(0.64)	—	(0.64)
Year Ended October 31, 2022	23.15	0.09	(4.58)	(4.49)	(0.28)	(1.80)	(2.08)
Year Ended October 31, 2021	18.94	0.11	4.41	4.52	(0.17)	(0.14)	(0.31)
Class I
Six Months Ended April 30, 2026 (Unaudited)	22.61	0.28	0.50	0.78	(0.32)	(1.50)	(1.82)
Year Ended October 31, 2025	20.44	0.63	2.07	2.70	(0.53)	—	(0.53)
Year Ended October 31, 2024	16.97	0.57	3.35	3.92	(0.45)	—	(0.45)
Year Ended October 31, 2023	17.02	0.42	0.21	0.63	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.72	0.24	(4.73)	(4.49)	(0.41)	(1.80)	(2.21)
Year Ended October 31, 2021	19.39	0.28	4.52	4.80	(0.33)	(0.14)	(0.47)
Class R2
Six Months Ended April 30, 2026 (Unaudited)	22.10	0.21	0.48	0.69	(0.27)	(1.50)	(1.77)
Year Ended October 31, 2025	20.00	0.50	2.02	2.52	(0.42)	—	(0.42)
Year Ended October 31, 2024	16.64	0.44	3.27	3.71	(0.35)	—	(0.35)
Year Ended October 31, 2023	16.78	0.30	0.21	0.51	(0.65)	—	(0.65)
Year Ended October 31, 2022	23.40	0.12	(4.65)	(4.53)	(0.29)	(1.80)	(2.09)
Year Ended October 31, 2021	19.14	0.14	4.45	4.59	(0.19)	(0.14)	(0.33)
Class R3
Six Months Ended April 30, 2026 (Unaudited)	22.43	0.24	0.49	0.73	(0.29)	(1.50)	(1.79)
Year Ended October 31, 2025	20.30	0.55	2.05	2.60	(0.47)	—	(0.47)
Year Ended October 31, 2024	16.87	0.49	3.33	3.82	(0.39)	—	(0.39)
Year Ended October 31, 2023	16.97	0.35	0.21	0.56	(0.66)	—	(0.66)
Year Ended October 31, 2022	23.65	0.16	(4.70)	(4.54)	(0.34)	(1.80)	(2.14)
Year Ended October 31, 2021	19.34	0.20	4.50	4.70	(0.25)	(0.14)	(0.39)
Class R4
Six Months Ended April 30, 2026 (Unaudited)	22.41	0.26	0.50	0.76	(0.31)	(1.50)	(1.81)
Year Ended October 31, 2025	20.27	0.60	2.05	2.65	(0.51)	—	(0.51)
Year Ended October 31, 2024	16.84	0.54	3.32	3.86	(0.43)	—	(0.43)
Year Ended October 31, 2023	16.91	0.39	0.21	0.60	(0.67)	—	(0.67)
Year Ended October 31, 2022	23.57	0.21	(4.68)	(4.47)	(0.39)	(1.80)	(2.19)
Year Ended October 31, 2021	19.28	0.26	4.48	4.74	(0.31)	(0.14)	(0.45)
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses (including dividend expense for securities sold short)(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements (including dividend expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(d)(h)	Portfolio turnover rate (including securities sold short)(d)(h)

$21.31	3.62%	$723,784	0.99%	2.37%	1.18%	46%	— %
22.37	13.10	723,978	1.00	2.74	1.17	107	—
20.24	22.77	681,509	1.03	2.63	1.17	94	—
16.82	3.39	596,497	1.01	2.11	1.17	136	—
16.91	(20.90)	600,741	1.03 (i)	0.98	1.18 (i)	92	100
23.57	24.67	773,563	1.04 (i)	0.97	1.18 (i)	101	110

20.68	3.38	97,390	1.49	1.86	1.68	46	—
21.77	12.54	123,579	1.50	2.27	1.67	107	—
19.72	22.12	174,130	1.53	2.14	1.67	94	—
16.42	2.89	221,791	1.51	1.58	1.67	136	—
16.58	(21.26)	324,254	1.53 (i)	0.47	1.68 (i)	92	100
23.15	24.02	519,020	1.54 (i)	0.49	1.68 (i)	101	110

21.57	3.75	1,251,752	0.74	2.62	0.93	46	—
22.61	13.40	1,289,269	0.75	3.00	0.92	107	—
20.44	23.08	1,312,202	0.78	2.88	0.92	94	—
16.97	3.68	1,343,601	0.76	2.34	0.92	136	—
17.02	(20.74)	1,657,768	0.78 (i)	1.22	0.93 (i)	92	100
23.72	24.96	2,760,026	0.79 (i)	1.23	0.93 (i)	101	110

21.02	3.43	1,839	1.36	1.99	1.48	46	—
22.10	12.72	2,363	1.37	2.41	1.46	107	—
20.00	22.29	3,090	1.40	2.27	1.46	94	—
16.64	3.02	3,737	1.38	1.72	1.45	136	—
16.78	(21.17)	4,859	1.40 (i)	0.62	1.45 (i)	92	100
23.40	24.16	6,946	1.41 (i)	0.61	1.45 (i)	101	110

21.37	3.56	499	1.11	2.24	1.20	46	—
22.43	12.96	836	1.12	2.61	1.19	107	—
20.30	22.61	723	1.15	2.52	1.20	94	—
16.87	3.29	1,237	1.13	1.97	1.17	136	—
16.97	(21.01)	1,410	1.15 (i)	0.83	1.18 (i)	92	100
23.65	24.47	932	1.16 (i)	0.86	1.18 (i)	101	110

21.36	3.70	750	0.86	2.50	0.93	46	—
22.41	13.24	767	0.87	2.90	0.92	107	—
20.27	22.92	1,256	0.90	2.77	0.94	94	—
16.84	3.54	1,529	0.88	2.24	0.92	136	—
16.91	(20.78)	1,656	0.89 (i)	1.11	0.93 (i)	92	100
23.57	24.77	1,377	0.91 (i)	1.12	0.93 (i)	101	110
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Allocation Fund (continued)
Class R5
Six Months Ended April 30, 2026 (Unaudited)	$22.63	$0.28	$0.50	$0.78	$(0.32)	$(1.50)	$(1.82)
Year Ended October 31, 2025	20.46	0.64	2.07	2.71	(0.54)	—	(0.54)
Year Ended October 31, 2024	16.99	0.57	3.35	3.92	(0.45)	—	(0.45)
Year Ended October 31, 2023	17.04	0.41	0.22	0.63	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.73	0.25	(4.72)	(4.47)	(0.42)	(1.80)	(2.22)
Year Ended October 31, 2021	19.39	0.33	4.48	4.81	(0.33)	(0.14)	(0.47)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	22.63	0.29	0.51	0.80	(0.33)	(1.50)	(1.83)
Year Ended October 31, 2025	20.46	0.66	2.07	2.73	(0.56)	—	(0.56)
Year Ended October 31, 2024	16.98	0.60	3.35	3.95	(0.47)	—	(0.47)
Year Ended October 31, 2023	17.02	0.44	0.20	0.64	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.71	0.27	(4.72)	(4.45)	(0.44)	(1.80)	(2.24)
Year Ended October 31, 2021	19.38	0.31	4.52	4.83	(0.36)	(0.14)	(0.50)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Does not include expenses of Underlying Funds.
(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
The Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For the years ended October
31, 2023, October 31, 2024, October 31, 2025 and six months ended April 30, 2026 the Fund did not transact in securities sold short.

(i)

	April 30, 2026	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	— %	— %	— %	— %	1.02%	1.03%
Class C	—	—	—	—	1.52	1.53
Class I	—	—	—	—	0.77	0.78
Class R2	—	—	—	—	1.39	1.40
Class R3	—	—	—	—	1.14	1.15
Class R4	—	—	—	—	0.88	0.90
Class R5	—	—	—	—	0.74	0.75
Class R6	—	—	—	—	0.64	0.65
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	—	—	—	—	1.17	1.17
Class C	—	—	—	—	1.67	1.67
Class I	—	—	—	—	0.92	0.92
Class R2	—	—	—	—	1.44	1.44
Class R3	—	—	—	—	1.17	1.17
Class R4	—	—	—	—	0.92	0.92
Class R5	—	—	—	—	0.78	0.80
Class R6	—	—	—	—	0.67	0.67
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses (including dividend expense for securities sold short)(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements (including dividend expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(d)(h)	Portfolio turnover rate (including securities sold short)(d)(h)

$21.59	3.76%	$24	0.70%	2.65%	1.01%	46%	— %
22.63	13.42	23	0.72	3.02	1.07	107	—
20.46	23.09	20	0.74	2.95	1.93	94	—
16.99	3.69	48	0.73	2.29	0.79	136	—
17.04	(20.66)	61	0.75 (i)	1.26	0.79 (i)	92	100
23.73	25.00	89	0.76 (i)	1.43	0.81 (i)	101	110

21.60	3.84	645,480	0.61	2.74	0.68	46	—
22.63	13.51	752,306	0.62	3.12	0.67	107	—
20.46	23.25	684,274	0.65	3.02	0.67	94	—
16.98	3.78	696,721	0.63	2.50	0.67	136	—
17.02	(20.59)	690,542	0.65 (i)	1.36	0.68 (i)	92	100
23.71	25.13	1,060,644	0.66 (i)	1.36	0.68 (i)	101	110

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Income Builder Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$10.43	$0.30	$0.33	$0.63	$(0.33)	$—	$(0.33)
Year Ended October 31, 2025	9.93	0.57	0.50	1.07	(0.57)	—	(0.57)
Year Ended October 31, 2024	8.77	0.53	1.17	1.70	(0.54)	—	(0.54)
Year Ended October 31, 2023	9.01	0.46	(0.23)	0.23	(0.47)	—	(0.47)
Year Ended October 31, 2022	11.62	0.41	(2.08)	(1.67)	(0.44)	(0.50)	(0.94)
Year Ended October 31, 2021	10.21	0.40	1.42	1.82	(0.41)	—	(0.41)
Class C
Six Months Ended April 30, 2026 (Unaudited)	10.40	0.28	0.31	0.59	(0.30)	—	(0.30)
Year Ended October 31, 2025	9.90	0.52	0.50	1.02	(0.52)	—	(0.52)
Year Ended October 31, 2024	8.74	0.48	1.17	1.65	(0.49)	—	(0.49)
Year Ended October 31, 2023	8.98	0.42	(0.24)	0.18	(0.42)	—	(0.42)
Year Ended October 31, 2022	11.58	0.36	(2.07)	(1.71)	(0.39)	(0.50)	(0.89)
Year Ended October 31, 2021	10.19	0.34	1.40	1.74	(0.35)	—	(0.35)
Class I
Six Months Ended April 30, 2026 (Unaudited)	10.46	0.31	0.31	0.62	(0.33)	—	(0.33)
Year Ended October 31, 2025	9.95	0.59	0.50	1.09	(0.58)	—	(0.58)
Year Ended October 31, 2024	8.79	0.55	1.16	1.71	(0.55)	—	(0.55)
Year Ended October 31, 2023	9.03	0.48	(0.24)	0.24	(0.48)	—	(0.48)
Year Ended October 31, 2022	11.64	0.43	(2.09)	(1.66)	(0.45)	(0.50)	(0.95)
Year Ended October 31, 2021	10.23	0.41	1.42	1.83	(0.42)	—	(0.42)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	10.46	0.32	0.31	0.63	(0.34)	—	(0.34)
Year Ended October 31, 2025	9.95	0.60	0.50	1.10	(0.59)	—	(0.59)
Year Ended October 31, 2024	8.79	0.55	1.17	1.72	(0.56)	—	(0.56)
Year Ended October 31, 2023	9.03	0.49	(0.24)	0.25	(0.49)	—	(0.49)
Year Ended October 31, 2022	11.64	0.44	(2.09)	(1.65)	(0.46)	(0.50)	(0.96)
Year Ended October 31, 2021	10.23	0.42	1.42	1.84	(0.43)	—	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

106

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.73	6.11%	$4,548,274	0.71%	5.79%	1.02%	56%
10.43	11.12	4,390,377	0.71	5.69	1.02	113
9.93	19.66	4,265,538	0.71	5.47	1.03	107
8.77	2.33	4,084,316	0.73	4.95	1.02	48
9.01	(15.40)	4,354,310	0.75	4.04	1.02	56
11.62	17.94	5,328,533	0.75	3.47	1.02	72

10.69	5.76	435,887	1.21	5.28	1.53	56
10.40	10.60	476,725	1.21	5.21	1.52	113
9.90	19.13	636,013	1.21	4.96	1.53	107
8.74	1.81	803,856	1.23	4.49	1.52	48
8.98	(15.80)	1,284,317	1.25	3.50	1.52	56
11.58	17.18	2,146,228	1.25	2.95	1.52	72

10.75	6.07	3,382,687	0.56	5.93	0.77	56
10.46	11.37	3,245,217	0.56	5.84	0.77	113
9.95	19.80	3,245,429	0.56	5.62	0.78	107
8.79	2.48	3,261,981	0.58	5.14	0.77	48
9.03	(15.24)	4,142,959	0.60	4.18	0.77	56
11.64	18.08	5,728,166	0.60	3.61	0.76	72

10.75	6.11	370,177	0.48	6.01	0.52	56
10.46	11.46	359,584	0.48	5.92	0.52	113
9.95	19.89	359,086	0.48	5.70	0.53	107
8.79	2.57	381,308	0.50	5.21	0.52	48
9.03	(15.16)	392,531	0.51	4.29	0.52	56
11.64	18.18	476,037	0.51	3.69	0.51	72

107

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Global Allocation Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	Diversified
JPMorgan Income Builder Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of JPMorgan Global Allocation Fund (“Global Allocation Fund”) is to seek to maximize long-term total return.
The investment objective of JPMorgan Income Builder Fund (“Income Builder Fund”) is to seek to maximize income while maintaining prospects for capital appreciation.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

108	J.P. Morgan Funds	April 30, 2026

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Global Allocation Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$9,873	$—	$9,873
Closed End Funds	13,107	—	—	13,107
Collateralized Mortgage Obligations	—	3,108	—	3,108
Commercial Mortgage-Backed Securities	—	426	—	426
Common Stocks
Australia	371	25,279	—	25,650
Austria	—	846	—	846
Belgium	—	2,288	—	2,288
Brazil	19,652	117	—	19,769
Canada	535	—	—	535
Chile	—	231	—	231
China	8,058	60,438	—	68,496
Cyprus	—	742	—	742
Czech Republic	—	52	—	52
Denmark	154	6,719	—	6,873
Finland	343	2,988	—	3,331
France	224	32,101	—	32,325
Germany	602	36,536	—	37,138
Greece	—	1,884	—	1,884

April 30, 2026	J.P. Morgan Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Global Allocation Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Guatemala	$1,496	$—	$—	$1,496
Hong Kong	229	12,279	—	12,508
Hungary	—	2,464	—	2,464
India	8,849	17,625	—	26,474
Indonesia	—	2,614	—	2,614
Ireland	2,248	861	—	3,109
Israel	604	2,290	—	2,894
Italy	—	8,747	—	8,747
Ivory Coast	—	141	—	141
Japan	1,727	76,226	—	77,953
Kazakhstan	579	—	—	579
Luxembourg	—	438	—	438
Macau	—	164	—	164
Malaysia	—	1,047	—	1,047
Mexico	2,979	118	—	3,097
Netherlands	4,289	18,838	—	23,127
New Zealand	213	359	—	572
Nigeria	—	53	—	53
Norway	535	1,152	—	1,687
Peru	1,236	—	—	1,236
Poland	—	54	—	54
Portugal	606	421	—	1,027
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	2,926	—	2,926
Singapore	517	8,637	—	9,154
South Africa	4,144	4,713	—	8,857
South Korea	3,235	47,345	—	50,580
Spain	359	9,208	—	9,567
Sweden	507	13,397	—	13,904
Switzerland	264	15,256	—	15,520
Taiwan	11,256	64,755	—	76,011
Thailand	1,264	764	—	2,028
Turkey	—	881	—	881
United Arab Emirates	556	1,534	— (a)	2,090
United Kingdom	3,278	30,309	—	33,587
United States	775,619	28,165	11	803,795
Total Common Stocks	856,528	544,002	11	1,400,541
Corporate Bonds
Australia	—	1,908	—	1,908
Austria	—	286	—	286
Canada	—	22,129	—	22,129
Denmark	—	2,394	—	2,394
France	—	10,173	—	10,173
Germany	—	16,199	—	16,199
Hong Kong	—	198	—	198
Ireland	—	5,604	—	5,604
Italy	—	14,546	—	14,546
Luxembourg	—	290	—	290

110	J.P. Morgan Funds	April 30, 2026

Global Allocation Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$—	$2,204	$—	$2,204
Portugal	—	4,248	—	4,248
Saudi Arabia	—	798	—	798
Spain	—	10,202	—	10,202
Switzerland	—	12,331	—	12,331
Trinidad And Tobago	—	211	—	211
United Kingdom	—	15,060	—	15,060
United States	—	346,342	4	346,346
Total Corporate Bonds	—	465,123	4	465,127
Exchange-Traded Funds	96,677	—	—	96,677
Foreign Government Securities	—	329,263	—	329,263
Investment Companies	148,971	—	—	148,971
Loan Assignments	—	—	270	270
Options Purchased	2,631	—	—	2,631
Supranational	—	2,136	—	2,136
U.S. Treasury Obligations	—	95,274	—	95,274
Short-Term Investments
Commercial Paper	—	1,453	—	1,453
Investment Companies	126,532	—	—	126,532
Investment of Cash Collateral from Securities Loaned	31,163	—	—	31,163
U.S. Treasury Obligations	—	17,168	—	17,168
Total Short-Term Investments	157,695	18,621	—	176,316
Total Investments in Securities	$1,275,609	$1,467,826	$285	$2,743,720
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,244	$—	$2,244
Futures Contracts	41,137	1,181	—	42,318
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,522)	$—	$(1,522)
Futures Contracts	(27,281)	(244)	—	(27,525)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$13,856	$1,659	$—	$15,515

(a)	Value is zero.

Income Builder Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$10,163	$—	$10,163
United States	—	63,126	3,704	66,830
Total Asset-Backed Securities	—	73,289	3,704	76,993
Collateralized Mortgage Obligations
United States	—	305,470	2,358	307,828
Commercial Mortgage-Backed Securities	—	386,842	—	386,842

April 30, 2026	J.P. Morgan Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Australia	$527	$44,783	$—	$45,310
Austria	798	8,637	—	9,435
Belgium	—	4,417	—	4,417
Brazil	39,935	—	—	39,935
Canada	84,723	—	—	84,723
Chile	393	—	—	393
China	19,093	92,876	—	111,969
Denmark	1,835	22,354	—	24,189
Finland	2,583	27,837	—	30,420
France	2,530	132,926	57	135,513
Germany	8,482	94,380	—	102,862
Greece	—	7,718	—	7,718
Guatemala	3,109	—	—	3,109
Hong Kong	1,589	21,250	—	22,839
India	1,105	17,533	—	18,638
Indonesia	—	13,205	—	13,205
Iraq	229	—	—	229
Ireland	1,630	4,194	—	5,824
Israel	—	2,792	—	2,792
Italy	—	66,685	—	66,685
Ivory Coast	—	3,054	—	3,054
Japan	5,855	105,367	—	111,222
Luxembourg	—	2,839	2,572	5,411
Mexico	17,975	—	—	17,975
Netherlands	25,373	61,960	—	87,333
New Zealand	543	—	—	543
Norway	15,031	15,103	—	30,134
Peru	1,362	—	—	1,362
Poland	—	1,953	—	1,953
Portugal	—	3,919	—	3,919
Russia	—	—	— (a)	— (a)
Saudi Arabia	5,712	8,094	—	13,806
Singapore	131	26,474	—	26,605
South Africa	8,123	11,788	—	19,911
South Korea	5,681	65,770	—	71,451
Spain	10,479	33,713	—	44,192
Sweden	11,248	37,789	—	49,037
Switzerland	—	27,748	—	27,748
Taiwan	—	152,453	—	152,453
Thailand	—	4,485	—	4,485
United Arab Emirates	—	3,154	—	3,154
United Kingdom	27,149	142,850	—	169,999
United States	1,235,317	91,911	1,136	1,328,364
Total Common Stocks	1,538,540	1,362,011	3,765	2,904,316
Corporate Bonds
Angola	—	3,618	—	3,618
Argentina	—	1,045	—	1,045

112	J.P. Morgan Funds	April 30, 2026

Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Australia	$—	$1,384	$—	$1,384
Austria	—	3,541	—	3,541
Bahrain	—	1,411	—	1,411
Brazil	—	12,223	—	12,223
Canada	—	136,592	—	136,592
Colombia	—	7,175	—	7,175
Denmark	—	281	—	281
El Salvador	—	306	—	306
Finland	—	7,114	—	7,114
France	—	60,233	—	60,233
Georgia	—	673	—	673
Germany	—	7,507	—	7,507
Ireland	—	1,799	—	1,799
Italy	—	5,645	—	5,645
Jamaica	—	2,718	—	2,718
Japan	—	10,049	—	10,049
Kyrgyzstan	—	895	—	895
Luxembourg	—	7,653	—	7,653
Mexico	—	32,891	—	32,891
Morocco	—	3,380	—	3,380
Netherlands	—	17,039	—	17,039
New Zealand	—	259	—	259
Panama	—	3,215	—	3,215
Paraguay	—	240	—	240
Peru	—	2,973	—	2,973
South Africa	—	3,979	—	3,979
Spain	—	30,130	—	30,130
Sweden	—	5,491	—	5,491
Switzerland	—	20,839	—	20,839
Trinidad And Tobago	—	881	—	881
Turkey	—	3,597	—	3,597
United Kingdom	—	76,350	—	76,350
United States	—	2,221,456	774	2,222,230
Uzbekistan	—	4,498	—	4,498
Venezuela, Bolivarian Republic of	—	13,518	—	13,518
Total Corporate Bonds	—	2,712,598	774	2,713,372
Equity Linked Notes	—	531,626	—	531,626
Exchange-Traded Funds	844,403	—	—	844,403
Foreign Government Securities	—	312,615	—	312,615
Loan Assignments
Canada	—	3,362	—	3,362
France	—	155	—	155
Germany	—	525	—	525
Luxembourg	—	4,663	—	4,663
United Kingdom	—	5,026	—	5,026
United States	—	199,138	20,649	219,787
Total Loan Assignments	—	212,869	20,649	233,518
Mortgage-Backed Securities	—	2,010	—	2,010

April 30, 2026	J.P. Morgan Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
United States	$44,072	$—	$2,995	$47,067
Rights	—	—	3,887	3,887
U.S. Treasury Obligations	—	80,772	—	80,772
Warrants
United States	—	34	— (b)	34
Short-Term Investments
Certificates of Deposits	—	1,181	—	1,181
Commercial Paper	—	3,774	—	3,774
Investment Companies	235,795	—	—	235,795
Investment of Cash Collateral from Securities Loaned	137,417	—	—	137,417
Total Short-Term Investments	373,212	4,955	—	378,167
Total Investments in Securities	$2,800,227	$5,985,091	$38,132	$8,823,450
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$20	$—	$20
Futures Contracts	29,750	—	—	29,750
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(97)	$—	$(97)
Futures Contracts	(57,867)	—	—	(57,867)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(28,117)	$(77)	$—	$(28,194)

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.
There were no significant transfers into or out of level 3 for the six months ended April 30, 2026.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments— The Funds invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

114	J.P. Morgan Funds	April 30, 2026

D. Unfunded Commitments— Income Builder Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At April 30, 2026, Income Builder Fund had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Income Builder Fund
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000%	0.000%	$210	$209	$—	$—	$210	$209
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Income Builder Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for the Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by the Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Fund's Statements of Assets and Liabilities.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of April 30, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at April 30, 2026 are detailed on the SOIs, if any.
F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

April 30, 2026	J.P. Morgan Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Global Allocation Fund	$28,917	$(28,917)	$—
Income Builder Fund	127,504	(127,504)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
G. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Global Allocation Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Income ETF (a)	$97,243	$—	$—	$—	$(566)	$96,677	2,095	$2,681	$—
JPMorgan Income Fund Class R6 Shares (a)	114,375	3,390	12,798	(131)	(718)	104,118	12,206	3,390	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	245,117	627,762	746,299	(13)	(35)	126,532	126,507	4,045	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	17,427	139,334	125,598	—	—	31,163	31,163	599 *	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	—	42,776	—	—	2,077	44,853	931	—	—
Total	$474,162	$813,262	$884,695	$(144)	$758	$403,343		$10,715	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

116	J.P. Morgan Funds	April 30, 2026

Income Builder Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Income ETF (a)	$23,867	$—	$23,740	$1,073	$(1,200)	$—	—	$547	$—
JPMorgan Nasdaq Equity Premium Income ETF (a)	841,981	—	—	—	2,422	844,403	14,247	44,708	—
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	37,158	169,303	169,470	(11)	2	36,982	36,979	586	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	261,013	2,336,234	2,398,415	(65)	46	198,813	198,773	4,772	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	72,131	391,599	326,313	—	—	137,417	137,417	2,430 *	—
Total	$1,236,150	$2,897,136	$2,917,938	$997	$1,270	$1,217,615		$53,043	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
I. Derivatives— The Funds used derivative instruments including options, futures contracts and forward foreign currency exchange contracts, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

April 30, 2026	J.P. Morgan Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes I(1) - I(3) below describe the various derivatives used by the Funds.
(1) Options— Global Allocation Fund purchased put and call options on various instruments including futures, securities and currencies to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options Purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Futures Contracts— The Funds used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— The Funds are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of their investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rates of the underlying currencies. Changes in the value of these contracts are recorded as Change in net unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

118	J.P. Morgan Funds	April 30, 2026

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Summary of Derivatives Information—The following tables present the value of derivatives held as of April 30, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Global Allocation Fund	Income Builder Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$35,998	$29,750
Purchased Options at Market Value	2,631	—
Unrealized Depreciation on Futures Contracts *	(14,558)	(8,675)
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	356	—
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	2,244	20
Unrealized Depreciation on Futures Contracts *	(45)	—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(1,522)	(97)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	5,964	—
Unrealized Depreciation on Futures Contracts *	(12,922)	(49,192)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	14,793	(28,117)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	722	(77)
Purchased Options at Market Value	2,631	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2026, by primary underlying risk exposure:
	Global Allocation Fund	Income Builder Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(9,924)	$(19,897)
Purchased Options	2,045	—
Foreign Exchange Rate Risk Exposure:
Futures Contracts	(2,611)	—
Forward Foreign Currency Exchange Contracts	(4,400)	14
Interest Rate Risk Exposure:
Futures Contracts	(8,422)	17,237
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$9,264	$24,735
Purchased Options	(1,359)	—
Foreign Exchange Rate Risk Exposure:
Futures Contracts	2,034	—
Forward Foreign Currency Exchange Contracts	1,939	(77)

April 30, 2026	J.P. Morgan Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
	Global Allocation Fund	Income Builder Fund
Interest Rate Risk Exposure:
Futures Contracts	$(8,129)	$(57,813)
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts and forward foreign currency exchange contracts activity during the six months ended April 30, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Global Allocation Fund	Income Builder Fund
Futures Contracts:
Average Notional Balance Long	$1,542,784	$2,870,843
Average Notional Balance Short	(604,306)	(230,455)
Ending Notional Balance Long	1,507,798	2,909,508
Ending Notional Balance Short	(894,008)	(272,251)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(216,636)	(1,064)
Average Settlement Value Sold	103,775	4,222
Ending Settlement Value Purchased	(201,760)	(3,682)
Ending Settlement Value Sold	92,362	7,312
Exchange-Traded Options:
Average Number of Contracts Purchased	2,854	—
Ending Number of Contracts Purchased	6,660	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding options, non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.
The Funds' derivatives contracts held at April 30, 2026 are not accounted for as hedging instruments under GAAP.
J. Equity-Linked Notes— Income Builder Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of April 30, 2026, Income Builder Fund had outstanding ELNs as listed on the SOI.
K. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short are recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

120	J.P. Morgan Funds	April 30, 2026

L. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended April 30, 2026, are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Global Allocation Fund
Transfer agency fees	$17	$4	$7	$— (a)	$— (a)	$— (a)	$— (a)	$5	$33
Income Builder Fund
Transfer agency fees	69	10	18	n/a	n/a	n/a	n/a	7	104

(a)	Amount rounds to less than one thousand.
M. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
N. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
O. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Income Builder Fund and declared and paid at least quarterly for Global Allocation Fund. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
P. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
Q. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Global Allocation Fund	0.55%
Income Builder Fund	0.42
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

April 30, 2026	J.P. Morgan Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended April 30, 2026, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of each Fund do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Global Allocation Fund	0.25%	0.75%	0.50%	0.25%
Income Builder Fund	0.25	0.75	n/a	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Global Allocation Fund	$8	$— (a)
Income Builder Fund	59	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Global Allocation Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Income Builder Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

122	J.P. Morgan Funds	April 30, 2026

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Global Allocation Fund	1.03%	1.53%	0.78%	1.40%	1.15%	0.90%	0.75%	0.65%
Income Builder Fund	0.75	1.25	0.60	n/a	n/a	n/a	n/a	0.52

The expense limitation agreements were in effect for the six months ended April 30, 2026 and are in place until at least February 28, 2027.
For the six months ended April 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Global Allocation Fund	$446	$297	$1,259	$2,002	$— (a)
Income Builder Fund	971	649	8,824	10,444	476

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended April 30, 2026 were as follows:

Global Allocation Fund	$244
Income Builder Fund	274
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended April 30, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

April 30, 2026	J.P. Morgan Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
4. Investment Transactions
During the six months ended April 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Global Allocation Fund	$1,037,100	$1,210,827	$141,965	$91,769
Income Builder Fund	4,584,532	4,560,995	71,983	58,277
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Allocation Fund	$2,283,468	$543,789	$68,022	$475,767
Income Builder Fund	7,945,994	1,146,561	297,299	849,262
At October 31, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Income Builder Fund	$342,947	$190,611
During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Global Allocation Fund	$17,633	$—
Income Builder Fund	15,910	146,813
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are

124	J.P. Morgan Funds	April 30, 2026

outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2026, the Funds had individual shareholder and/or affiliated omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Global Allocation Fund	—	— %	5	55.8%
Income Builder Fund	1	16.1	2	28.3
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Global Allocation Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

April 30, 2026	J.P. Morgan Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
As of April 30, 2026, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Funds do not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Funds to risks of mispricing or improper valuation.
The Funds are subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

126	J.P. Morgan Funds	April 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. April 2026.
SAN-IB-GAL-426

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Semi-Annual Financial Statements
J.P. Morgan Tax Aware Fund
April 30, 2026 (Unaudited)
JPMorgan Tax Aware Real Return Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.2% (a)
Alabama — 3.5%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,750	1,788
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,334
Series 2024A, Rev., 5.25%, 9/1/2032 (c)	1,000	1,037
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	5,250	5,592
Series 2026A, Rev., 5.00%, 12/1/2034	4,750	4,985
County of Jefferson sewer, Rev., 5.25%, 10/1/2042	2,000	2,167
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	2,250	2,352
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	933
Selma Industrial Development Board, International Paper Co. Series 2020A, Rev., 4.20%, 5/1/2034	1,000	1,035
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000	1,063
Total Alabama		22,286
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B-1, Rev., 4.00%, 6/1/2050	335	325
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	5,000	566
Total Alaska		891
Arizona — 2.9%
Arizona Industrial Development Authority, Academic of Math and Science Projects
Rev., 5.00%, 7/1/2038 (b)	250	252
Rev., 5.25%, 7/1/2043 (b)	250	252
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	1,000	1,040
City of Glendale Water and Sewer, Senior Lien, Rev., 5.00%, 7/1/2042	350	387
City of Mesa Utility System, Rev., A.G., 5.00%, 7/1/2035	1,500	1,727
City of Phoenix Civic Improvement Corp., Senior Lien, Rev., AMT, 5.00%, 7/1/2030	1,475	1,536
City of Phoenix Civic Improvement Corp., Subordinate Excise Tax Series 2025A, Rev., 5.00%, 7/1/2037	2,000	2,294
Maricopa County Industrial Development Authority, Valley Christian School Project Series 2023A, Rev., 6.25%, 7/1/2053 (b)	1,900	1,853
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Maricopa County Unified School District No. 60 Higley
COP, A.G., 5.00%, 6/1/2037	170	184
COP, A.G., 5.00%, 6/1/2038	250	270
Pinal County Electric District No. 3, Rev., 4.00%, 7/1/2034	150	150
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2025C, Rev., 5.00%, 1/1/2047	1,000	1,068
Series 2025C, Rev., 5.00%, 1/1/2051	1,450	1,518
Salt Verde Financial Corp. Series 2007-1, Rev., 5.00%, 12/1/2032	5,670	6,078
Total Arizona		18,609
California — 4.8%
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	4,400	4,441
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	3,000	3,215
Series 2026C, Rev., 5.25%, 2/1/2036	3,400	3,661
Series 2026B, Rev., 5.00%, 3/1/2036	3,500	3,659
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	2,000	469
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	1,250	1,382
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	885
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	3,000	3,449
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	3,215	1,865
California Municipal Finance Authority Series 2026A-1, Class A1, Rev., 4.05%, 7/20/2041	999	982
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2036 (b)	500	537
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,440	1,440
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,137
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	10,500	1,033
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Tax Aware Fund	1

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water and Power System Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,004
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	500	466
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000	1,101
Total California		30,726
Colorado — 2.3%
Boulder Valley School District No. Re-2 Boulder, GO, 4.13%, 12/1/2046	1,265	1,244
City and County of Broomfield, COP, 5.00%, 2/1/2042	1,000	1,102
City and County of Broomfield Water Activity Enterprise, Rev., 5.00%, 12/1/2040	550	617
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,571
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	945
Colorado Health Facilities Authority, Adventist Health System Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000	1,071
Colorado Health Facilities Authority, CommonSpirit Health Series 2025A, Rev., 5.00%, 9/1/2032	1,500	1,646
Colorado Health Facilities Authority, Covenant Living Communities and Services Series 2025A, Rev., 5.00%, 12/1/2029	1,000	1,052
Denver Health and Hospital Authority Series 2025A, Rev., 5.13%, 12/1/2050	1,000	1,002
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	500	514
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	1,750	1,889
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.50%, 12/1/2037	825	749
Total Colorado		14,402
Connecticut — 0.7%
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2022A, Rev., 5.00%, 7/1/2031 (d)	915	1,015
Series 2022A, Rev., 5.00%, 7/1/2031	335	372
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,774
Total Connecticut		4,161
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — 0.8%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	2,750	3,023
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	281
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	1,500	1,573
Total District of Columbia		4,877
Florida — 3.9%
City of Melbourne Water and Sewer, Rev., 5.00%, 11/15/2039	2,355	2,596
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	2,000	2,168
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 4.00%, 10/1/2042	1,500	1,515
Series 2025A, Rev., 4.50%, 10/1/2051	690	682
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Rev., AMT, 5.50%, 7/1/2053	500	353
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,006
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.00%, 6/15/2045 (b)	1,750	1,815
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,051
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 3.40%, 5/1/2026 (c)	1,000	1,000
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2031	4,000	4,114
Series 2020A-3, Rev., 4.00%, 10/1/2036	1,240	1,259
Lee County Industrial Development Authority, Lee Health System, Inc. Project Series 2026A-3, Rev., 5.00%, 4/1/2035 (c)	2,500	2,793
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2036	1,000	1,113
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2046	2,000	2,155
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.25%, 11/15/2039	1,000	994
Total Florida		24,614
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Tax Aware Fund	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 4.1%
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	1,000	911
City of Atlanta Department of Aviation
Series 2021B, Rev., 4.00%, 7/1/2040	1,850	1,858
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2041	1,000	1,097
City of Gainesville Water and Sewerage, Rev., 5.00%, 11/15/2038	1,250	1,421
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	500	501
Douglas County School District, GO, 5.00%, 4/1/2037	660	760
Douglasville-Douglas County Water and Sewer Authority, Rev., 5.00%, 6/1/2041	2,000	2,223
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	1,000	1,088
Main Street Natural Gas, Inc., Gas Supply
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	1,000	1,057
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,300	1,366
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,500	2,660
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	3,445	3,674
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,000	1,055
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019A, Rev., 5.00%, 1/1/2049	1,000	1,001
Series 2019A, Rev., 5.00%, 1/1/2049	1,000	1,011
Rome Building Authority, Rome City School Project, Rev., 5.00%, 3/1/2038	1,375	1,519
Roswell Development Authority, Wellstar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.45%, 5/1/2026 (c)	2,880	2,880
Total Georgia		26,082
Guam — 0.2%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037	875	961
Idaho — 1.0%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2018C, Rev., VRDO, LOC : US Bank NA, 3.45%, 5/1/2026 (c)	4,900	4,900
Series 2025C, Rev., 5.00%, 3/1/2035 (c)	1,500	1,667
Total Idaho		6,567
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — 3.8%
Chicago Midway International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2030	4,000	4,275
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2026A, Rev., 5.00%, 1/1/2046	1,000	1,056
Chicago O'Hare International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2033	4,310	4,728
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,750	1,790
City of Chicago Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,045
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,265	1,343
Cook County Community Consolidated School District No. 15 Palatine, GO, 5.00%, 12/1/2038	205	222
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 3.40%, 5/1/2026 (c)	500	500
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	860	930
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	980	1,100
State of Illinois
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,566
Series 2024B, GO, 5.25%, 5/1/2048	1,000	1,032
Total Illinois		24,587
Indiana — 1.0%
Greater Clark County School Building Corp., AD Valorem Tax First Mortgage Series 2024A, Rev., 5.00%, 7/15/2026	700	703
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000	981
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2043	425	431
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	2,245	2,339
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project Series 2025A, Rev., 5.00%, 7/15/2036	1,585	1,785
Total Indiana		6,239
Iowa — 0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	8,910	1,278
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Tax Aware Fund	3

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — 0.4%
City of Wichita Water and Sewer Utility Series 2016B, Rev., 4.00%, 10/1/2026	125	126
State of Kansas Department of Transportation Series 2025A, Rev., 5.00%, 9/1/2042	2,270	2,510
Total Kansas		2,636
Kentucky — 0.5%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	743
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	1,350	1,376
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2031	1,000	1,102
Total Kentucky		3,221
Louisiana — 1.7%
Louisiana Public Facilities Authority, 10 Calcasieu River Bridge Public Private Partnership Project, Rev., AMT, 5.75%, 9/1/2064	750	771
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,609
Series 2025A, Rev., 5.25%, 5/15/2055	1,000	1,036
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,056
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	5,500	5,510
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,113
Total Louisiana		11,095
Maine — 0.2%
Maine Health and Higher Educational Facilities Authority Series 2023A, Rev., A.G., 5.00%, 7/1/2026	200	201
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2032	1,000	1,129
Total Maine		1,330
Maryland — 0.8%
County of Montgomery Series 2022A, GO, 5.00%, 8/1/2026	1,020	1,026
Maryland Stadium Authority, Built to Learn, Rev., 5.00%, 6/1/2054	1,000	1,032
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Maryland State Transportation Authority, Transport Facilities Project Series 2024A, Rev., 5.00%, 7/1/2036	2,000	2,265
State of Maryland Department of Transportation Series 2025A, Rev., 4.00%, 4/1/2040	1,000	1,015
Total Maryland		5,338
Massachusetts — 3.3%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	1,000	1,071
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,474
Commonwealth of Massachusetts, Consolidated Loan of 2022 Series 2022E, GO, 5.00%, 11/1/2049	3,030	3,147
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-1, Rev., VRDO, LOC : TD Bank NA, 3.35%, 5/1/2026 (c)	10,000	10,000
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,048
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.25%, 6/1/2044	1,000	1,079
Massachusetts Municipal Wholesale Electric Co., Project 2015A Series 2021A, Rev., 4.00%, 7/1/2039	1,000	1,010
Massachusetts School Building Authority, Dedicated Sales Tax Series 2025A, Rev., 5.00%, 2/15/2050	1,200	1,256
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	1,000	1,000
Total Massachusetts		21,085
Michigan — 0.3%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	422
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000	1,115
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	125	125
Total Michigan		1,662
Minnesota — 1.1%
City of Rochester, Health Care Facilities, Mayo Clinic
Series 2026A, Rev., 5.00%, 11/15/2038	2,000	2,259
Series 2026A, Rev., 5.00%, 11/15/2042	1,000	1,102
County of Hennepin Series 2018A, GO, 5.00%, 12/1/2029	1,010	1,050
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Tax Aware Fund	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	940	1,045
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,452
Total Minnesota		6,908
Mississippi — 0.3%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project Series 2026A, Rev., 3.70%, 4/1/2034	1,000	993
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	858
Total Mississippi		1,851
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.40%, 5/1/2026 (c)	150	150
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	575	563
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	860	936
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000	921
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	1,000	1,001
Total Missouri		3,571
Nebraska — 0.5%
Metropolitan Utilities District of Omaha Water System, Rev., 4.00%, 12/1/2044	1,000	997
Nebraska Public Power District
Series C, Rev., 5.00%, 5/12/2026	1,040	1,041
Series 2026A, Rev., 5.00%, 7/1/2031 (e)	1,250	1,366
Total Nebraska		3,404
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — 0.0% ^
County of Clark, Nevada Improvement District No. 158, 5.00%, 8/1/2034	10	10
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	500	290
Total Nevada		300
New Hampshire — 0.7%
New Hampshire Business Finance Authority
Series 2026-1, Rev., 4.13%, 3/1/2036 (c)	999	980
Series 2025-1, Rev., 3.92%, 1/20/2041 (c)	1,238	1,211
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,103
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,046
Total New Hampshire		4,340
New Jersey — 1.9%
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023BB, Rev., 5.00%, 6/15/2046	1,250	1,312
New Jersey Transportation Trust Fund Authority, Transportation System Series 2024AA, Rev., 5.00%, 6/15/2040	1,000	1,101
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2033	5,000	5,181
Series 2018A, Rev., 5.00%, 6/1/2034	1,340	1,388
Series 2018A, Rev., 5.00%, 6/1/2036	2,000	2,063
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	991
Total New Jersey		12,036
New Mexico — 0.7%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,250	1,278
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,006
Loving Municipal School District No. 10
GO, 5.00%, 9/15/2026	360	363
GO, 5.00%, 9/15/2027	340	350
GO, 5.00%, 9/15/2028	300	309
Total New Mexico		4,306
New York — 11.0%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2030	510	544
Rev., 5.00%, 7/1/2034	210	226
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Tax Aware Fund	5

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of Albany, GO, BAN, 4.00%, 3/19/2027	4,000	4,033
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.35%, 5/1/2026 (c)	2,500	2,500
City of New York, Fiscal Year 2021
Series 2021F Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,078
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,147
City of New York, Fiscal Year 2026
Series 2026G, GO, 5.00%, 2/1/2037	300	343
Series 2026G, GO, 5.00%, 2/1/2038	250	283
Series 2026G, GO, 5.00%, 2/1/2039	250	281
Series 2026G, GO, 5.00%, 2/1/2040	485	542
Series 2026G, GO, 5.00%, 2/1/2041	1,000	1,108
Series 2026G, GO, 5.00%, 2/1/2042	500	549
Series 2026G, GO, 5.00%, 2/1/2044	270	292
Series 2026G, GO, 5.00%, 2/1/2045	250	268
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2031	1,500	1,526
Long Island Power Authority, Electric System
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	1,000	1,001
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	5,250	5,240
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,000	1,015
Metropolitan Transportation Authority, Climate Bond
Series 2025B, Rev., 5.00%, 11/15/2035	1,000	1,145
Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,071
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	1,000	997
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,415	1,436
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Class F, Rev., 5.25%, 12/15/2031	1,300	1,339
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	3,525	3,692
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2041	1,000	1,121
New York City Transitional Finance Authority, Future Tax Secured Fiscal Year 2026 Series 2026, Subseries F-1, Rev., 5.50%, 2/1/2050	1,000	1,084
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024C, Rev., 5.25%, 5/1/2050	1,500	1,569
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	8,770	2,792
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	776
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	371
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	2,175
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	1,000	1,111
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.25%, 7/1/2050	1,500	1,507
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,250	1,322
New York State Dormitory Authority, Personal Income Tax, General Purpose Series 2017A, Rev., 4.00%, 2/15/2034	1,000	1,006
New York State Dormitory Authority, Sales Tax
Series 2025A, Rev., 5.00%, 3/15/2043	2,555	2,821
Series 2025A, Rev., 4.25%, 3/15/2048	1,250	1,201
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	1,000	1,145
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021E, Rev., 4.00%, 3/15/2042	2,000	1,974
Series 2020A, Rev., 4.00%, 3/15/2047	1,930	1,794
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2022B, Rev., 5.00%, 9/15/2032	100	114
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,025
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000	1,100
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	1,000	1,012
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	1,200	1,199
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Tax Aware Fund	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000	1,001
Port Authority of New York and New Jersey, Consolidated Series 248, Rev., 5.00%, 1/15/2050	1,000	1,051
Rensselaer County Capital Resource Corp., Energy Performance Lease, Van Rensselaer Manor Nursing Home Project, Rev., 5.00%, 4/1/2037	1,000	1,133
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Senior Lien
Series 2026A-1, Rev., 5.00%, 11/15/2043	1,000	1,103
Series 2026A-1, Rev., 5.00%, 11/15/2044	1,000	1,092
Series 2026A-1, Rev., 5.00%, 11/15/2049	1,045	1,096
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	1,000	1,059
TSASC, Inc. Series A, Rev., 5.00%, 6/1/2041	1,000	1,007
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (b)	1,000	1,009
Total New York		70,426
North Carolina — 1.8%
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	1,285	1,287
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2041	335	368
County of Wake
GO, 5.00%, 4/1/2028	1,315	1,376
Series 2025A, Rev., 5.00%, 5/1/2038	1,000	1,135
Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,128
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero, Rev., AMT, 3.13%, 12/1/2026 (c)	1,455	1,453
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	940	1,014
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	2,000	2,273
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	1,000	1,132
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	251
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2027	100	102
Total North Carolina		11,519
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Dakota — 0.0% ^
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	236
Ohio — 3.1%
American Municipal Power, Inc., GreenUp Hydroelectric Project Series 2025A, Rev., 5.00%, 2/15/2044	1,000	1,072
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2035	1,000	1,057
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,320	5,013
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	8,410	642
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,077
County of Montgomery, Ohio Health care Facilities Solvita Project, Rev., 5.25%, 9/1/2049	1,250	1,267
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,140	2,183
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	1,250	1,258
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.35%, 5/1/2026 (c)	250	250
Series 2023B, Rev., 5.00%, 12/1/2033	2,000	2,272
Olentangy Local School District, Unlimited Tax Various Purpose, GO, 5.00%, 12/1/2043	1,000	1,103
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2040	760	819
State of Ohio, Cleveland Clinic Health System, Inc. Series 2026A, Rev., 5.00%, 1/1/2032	1,500	1,663
Total Ohio		19,676
Oklahoma — 1.2%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2025A, Rev., 5.00%, 7/1/2036	1,000	1,144
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	525	524
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	1,500	1,479
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	990	1,108
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Tax Aware Fund	7

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	1,350	1,497
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.00%, 4/1/2045	1,000	1,073
Oklahoma Water Resources Board, State Loan Program Series 2023C, Rev., 5.00%, 10/1/2037	810	901
Total Oklahoma		7,726
Oregon — 1.9%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	2,500	1,697
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 3.40%, 5/1/2026 (c)	10,000	10,000
State of Oregon Department of Transportation, Subordinate Lien
Series 2026A, Rev., 5.00%, 11/15/2039	500	564
Series 2026A, Rev., 5.00%, 11/15/2041	125	139
Total Oregon		12,400
Other — 0.5%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 3.97%, 5/11/2026 (b) (f)	1,000	994
FHLMC Multifamily VRD Certificates
Series ML-33, Rev., 4.64%, 10/25/2040 (c)	999	1,022
Series ML-29, Rev., 4.71%, 1/25/2043 (c)	994	1,022
Total Other		3,038
Pennsylvania — 2.9%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2026	380	381
Rev., 5.00%, 6/1/2027	500	512
Rev., 5.00%, 6/1/2028	880	921
Rev., 5.00%, 6/1/2029	380	397
Commonwealth of Pennsylvania
Series 2024B, GO, 4.00%, 8/15/2041	1,695	1,720
Series 2024-1, GO, 4.00%, 8/15/2042	1,815	1,829
Delaware River Port Authority, Rev., 5.00%, 1/1/2037	1,000	1,127
Delaware Valley Regional Finance Authority Series C, Rev., (3-MONTH CME TERM SOFR + 0.75%), 3.38%, 6/1/2026 (f)	500	479
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	1,500	1,535
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	1,695	1,690
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024 -147A, Rev., 6.25%, 10/1/2054	960	1,053
Series 2024-146A, Rev., 6.25%, 10/1/2054	940	1,021
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,500	1,694
Pennsylvania Turnpike Commission Series 2016A-3, Rev., 5.00%, 12/1/2027	1,445	1,465
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 6/1/2031	1,285	1,415
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2026	1,500	1,508
Total Pennsylvania		18,747
Puerto Rico — 1.2%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	4,505	930
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,500	1,528
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	901
Series A-2, Rev., 4.33%, 7/1/2040	1,250	1,236
Series A-1, Rev., 5.00%, 7/1/2058	3,475	3,375
Total Puerto Rico		7,970
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Rev., 5.00%, 5/15/2041	1,000	1,047
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,500	1,493
Total Rhode Island		2,540
South Carolina — 1.2%
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project, Rev., FHA, 5.25%, 11/15/2050	1,500	1,549
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	1,009
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Tax Aware Fund	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — continued
South Carolina Jobs-Economic Development Authority, International Paper Co. Project Series 2023A, Rev., AMT, 3.95%, 4/1/2033	2,000	1,992
South Carolina Public Service Authority
Series 2026C, Rev., 5.00%, 12/1/2036	1,250	1,427
Series 2025A, Rev., 5.00%, 12/1/2046	1,500	1,576
Total South Carolina		7,553
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	985	1,113
Tennessee — 4.6%
City of Murfreesboro, GO, 5.00%, 6/1/2029	275	295
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2059	1,000	1,043
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2026B, Rev., 5.00%, 7/1/2032	1,000	1,106
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,260	1,215
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,000	1,107
Metropolitan Government of Nashville and Davidson County, Electric System Series 2024A, Rev., 5.00%, 5/15/2040	1,025	1,136
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,655
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,448
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c)	2,000	2,161
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,110	1,164
Series 2024A, Rev., 5.25%, 9/1/2034	2,960	3,263
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	7,265	7,361
Tennessee Energy Acquisition Corp., Gas Project
Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	4,685	4,822
Series 2026A, Rev., 5.00%, 11/1/2034	1,500	1,603
Total Tennessee		29,379
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — 11.6%
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,069
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	2,000	2,235
Series 2024C, Rev., 5.00%, 8/15/2034	1,250	1,407
City of Austin, GO, 5.00%, 9/1/2041	2,200	2,457
City of El Paso Water and Sewer, Rev., 5.00%, 3/1/2041	1,000	1,096
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,000	1,016
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	2,000	2,126
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (d)	5,550	6,523
City of Killeen, Combination Tax
GO, 4.00%, 8/1/2041	2,455	2,480
GO, 4.13%, 8/1/2042	2,555	2,583
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	1,000	899
City of Round Rock, GO, 5.00%, 8/15/2027	1,240	1,278
City of San Antonio Electric and Gas Systems Series 2026A, Rev., 3.00%, 12/1/2029 (c)	2,500	2,486
County of Fort Bend Toll Road, Senior Lien
Rev., A.G., 5.00%, 3/1/2039	1,000	1,092
Rev., A.G., 5.00%, 3/1/2046	1,750	1,838
County of Harris Toll Road, First Lien Series 2025A, Rev., 4.50%, 8/15/2055	1,475	1,428
County of Tarrant, GO, 5.00%, 7/15/2033	500	549
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	500	474
Dallas Fort Worth International Airport
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	5,500	5,787
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2032 (c)	1,000	1,080
Dallas Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.25%, 2/15/2046	155	155
Hurst-Euless-Bedford Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 8/15/2050	2,100	1,902
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 8/15/2041	2,500	2,507
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series 2019A, Rev., 5.00%, 5/15/2029	1,050	1,118
Lower Colorado River Authority, LCRA Transmission Services Corp., Project Series 2021, Rev., 5.00%, 5/15/2029	1,145	1,219
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Tax Aware Fund	9

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
McKinney Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	2,650	2,900
New Caney Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	902
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project Series 2025, Rev., 5.25%, 1/1/2036	1,000	1,084
New Hope Higher Education Finance Corp., Texas Christian University Project Series 2026A, Rev., 5.00%, 3/15/2043	1,000	1,078
North Texas Municipal Water District Water System, Rev., 5.00%, 9/1/2036	1,000	1,135
Permanent University Fund - University of Texas System Series 2026A, Rev., 5.25%, 7/1/2039	1,000	1,199
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2043	1,500	1,500
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,122
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2027	1,000	1,034
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	2,000	2,199
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series 2022A, Rev., 4.00%, 7/1/2053	1,000	867
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	2,500	2,769
Texas Department of Housing and Community Affairs Series 2026A, Rev., GNMA COLL, 6.00%, 1/1/2057	1,000	1,123
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply
Series 2024, Rev., 5.00%, 1/1/2034 (c)	1,250	1,333
Series 2026, Rev., 5.00%, 4/1/2036 (e)	1,500	1,563
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project, Rev., AMT, 5.00%, 6/30/2058	1,250	1,236
Texas Water Development Board, State Water Implementation Fund
Series 2019A, Rev., 5.00%, 10/15/2026	1,000	1,010
Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,058
Series 2024A, Rev., 4.00%, 10/15/2042	1,075	1,076
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2024A, Rev., 4.25%, 10/15/2051	1,000	948
Trinity River Authority, Walker-Calloway System, Rev., 5.00%, 2/1/2031	220	228
Total Texas		74,168
Utah — 0.2%
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	945	1,048
Virginia — 2.1%
Albemarle County Economic Development Authority, Albemarle County Projects, Rev., 4.00%, 6/1/2045 (e)	1,275	1,258
Henrico County Economic Development Authority, Westminster-Canterbury Corp., Rev., 4.00%, 10/1/2040	330	325
Virginia Port Authority, Rev., 5.00%, 7/1/2042	1,500	1,644
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	1,485	1,486
Virginia Public School Authority, 1997 Resolution Series 2025A, Rev., 5.00%, 8/1/2038	2,000	2,279
Virginia Public School Authority, Prince William County, Rev., 4.25%, 10/1/2039	5,525	5,781
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000	967
Total Virginia		13,740
Washington — 2.9%
King County School District No. 403 Renton, Unlimited Tax, GO, 4.00%, 12/1/2039	3,000	3,046
State of Washington Series 2026A, GO, 5.00%, 8/1/2037	2,000	2,284
State of Washington Motor Vehicle Fuel Tax Series 2024B, GO, 5.00%, 6/1/2045	2,000	2,129
State of Washington, Various Purpose
Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,466
Series 2022C, GO, 5.00%, 2/1/2042	2,000	2,140
Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,660
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	500	506
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	1,415	1,397
Total Washington		18,628
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Tax Aware Fund	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	1,023
Wisconsin — 2.9%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (b)	130	119
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	491	488
Public Finance Authority, Georgia SR 400 Express Lanes Project, Rev., AMT, 5.75%, 12/31/2065	1,000	1,022
Public Finance Authority, Maniilaq Association Employee Housing Project, Rev., 5.00%, 12/1/2034	1,650	1,786
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,033
Rev., AMT, 5.75%, 7/1/2049	2,000	2,071
State of Wisconsin
Series 2021A, GO, 5.00%, 5/1/2036	1,470	1,525
Series 2026A, GO, 5.00%, 5/1/2038	2,000	2,287
University of Wisconsin Hospitals and Clinics
Series 2024C, Rev., VRDO, LIQ : US Bank NA, 3.45%, 5/1/2026 (c)	1,500	1,500
Series 2024B, Rev., 5.00%, 10/1/2031 (c)	1,000	1,087
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.35%, 5/1/2026 (c)	1,985	1,985
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project, Rev., 6.50%, 11/1/2036 (b) (e)	1,530	1,523
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	920	993
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	960	1,045
Total Wisconsin		18,464
Total Municipal Bonds (Cost $579,867)		588,757
INVESTMENTS		VALUE ($000)
Short-Term Investments — 5.6%
Investment Companies — 5.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.09% (g) (h) (Cost $35,950)	35,949	35,952
Total Investments — 97.8% (Cost $615,817)		624,709
Other Assets in Excess of Liabilities — 2.2%		14,260
NET ASSETS — 100.0%		638,969

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CME	Chicago Mercantile Exchange
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of April 30, 2026.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Tax Aware Fund	11

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of April 30, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of April 30, 2026.
Futures contracts outstanding as of April 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	42	06/18/2026	USD	4,740	(113)

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of April 30, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.40% at termination	Receive	2/23/2031	USD34,200	—	580	580
CPI-U at termination	2.52% at termination	Receive	5/12/2030	USD156,660	(41)	1,783	1,742
CPI-U at termination	2.53% at termination	Receive	10/24/2030	USD24,285	—	254	254
CPI-U at termination	2.54% at termination	Receive	3/6/2030	USD5,170	—	62	62
CPI-U at termination	2.55% at termination	Receive	3/3/2030	USD164,315	—	1,974	1,974
CPI-U at termination	2.55% at termination	Receive	6/3/2030	USD12,420	—	138	138
CPI-U at termination	2.68% at termination	Receive	8/13/2030	USD12,115	—	67	67
CPI-U at termination	2.74% at termination	Receive	5/5/2031	USD6,785	—	—	—
					(41)	4,858	4,817
					(41)	4,858	4,817

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at April 30, 2026 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.33%
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Tax Aware Fund	April 30, 2026

Centrally Cleared interest rate swap contracts outstanding as of April 30, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR annually	3.46 annually	Pay	3/22/2028	USD129,330	—	(326)
1 day SOFR annually	3.63 annually	Pay	3/23/2028	USD34,105	—	(31)
1 day SOFR annually	3.60 annually	Pay	3/29/2028	USD33,720	—	(39)
					—	(396)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at April 30, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	3.66%
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Tax Aware Fund	13

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Tax Aware Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$588,757
Investments in affiliates, at value	35,952
Deposits at broker for futures contracts	305
Deposits at broker for centrally cleared swaps	11,876
Receivables:
Investment securities sold	2,325
Investment securities sold — delayed delivery securities	350
Fund shares sold	463
Interest from non-affiliates	7,406
Dividends from affiliates	95
Variation margin on futures contracts	9
Variation margin on centrally cleared swaps	166
Total Assets	647,704
LIABILITIES:
Payables:
Due to custodian	2
Investment securities purchased	2,291
Investment securities purchased — delayed delivery securities	5,722
Fund shares redeemed	376
Accrued liabilities:
Investment advisory fees	136
Administration fees	11
Distribution fees	25
Service fees	44
Custodian and accounting fees	21
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	107
Total Liabilities	8,735
Net Assets	$638,969

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Tax Aware Fund	April 30, 2026

JPMorgan Tax Aware Real Return Fund
NET ASSETS:
Paid-in-Capital	$750,997
Total distributable earnings (loss)	(112,028)
Total Net Assets	$638,969
Net Assets:
Class A	$109,183
Class C	4,722
Class I	424,230
Class R6	100,834
Total	$638,969
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	11,571
Class C	502
Class I	44,825
Class R6	10,663
Net Asset Value (a):
Class A — Redemption price per share	$9.44
Class C — Offering price per share (b)	9.42
Class I — Offering and redemption price per share	9.46
Class R6 — Offering and redemption price per share	9.46
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.81
Cost of investments in non-affiliates	$579,867
Cost of investments in affiliates	35,950
Net upfront receipts on centrally cleared swaps	(41)

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Tax Aware Fund	15

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited)
(Amounts in thousands)

JPMorgan Tax Aware Real Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$11,714
Interest income from affiliates	— (a)
Dividend income from affiliates	607
Total investment income	12,321
EXPENSES:
Investment advisory fees	1,094
Administration fees	234
Distribution fees:
Class A	135
Class C	17
Service fees:
Class A	135
Class C	6
Class I	515
Custodian and accounting fees	51
Interest expense to affiliates	1
Professional fees	54
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	20
Registration and filing fees	56
Transfer agency fees (See Note 2.H.)	5
Other	9
Total expenses	2,345
Less fees waived	(865)
Net expenses	1,480
Net investment income (loss)	10,841

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Tax Aware Fund	April 30, 2026

JPMorgan Tax Aware Real Return Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(280)
Options purchased	(377)
Futures contracts	351
Options written	251
Swaps	(4)
Net realized gain (loss)	(59)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(4,495)
Investments in affiliates	(1)
Options purchased	102
Futures contracts	(265)
Options written	(78)
Swaps	4,060
Change in net unrealized appreciation/depreciation	(677)
Net realized/unrealized gains (losses)	(736)
Change in net assets resulting from operations	$10,105
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Tax Aware Fund	17

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Tax Aware Real Return Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,841	$19,696
Net realized gain (loss)	(59)	(1,310)
Change in net unrealized appreciation/depreciation	(677)	5,263
Change in net assets resulting from operations	10,105	23,649
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,773)	(3,308)
Class C	(65)	(106)
Class I	(7,287)	(12,908)
Class R6	(1,830)	(3,323)
Total distributions to shareholders	(10,955)	(19,645)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,588	42,389
NET ASSETS:
Change in net assets	26,738	46,393
Beginning of period	612,231	565,838
End of period	$638,969	$612,231
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Tax Aware Fund	April 30, 2026

	JPMorgan Tax Aware Real Return Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$8,316	$32,939
Distributions reinvested	1,616	3,084
Cost of shares redeemed	(9,258)	(25,359)
Change in net assets resulting from Class A capital transactions	674	10,664
Class C
Proceeds from shares issued	823	1,727
Distributions reinvested	57	91
Cost of shares redeemed	(651)	(1,322)
Change in net assets resulting from Class C capital transactions	229	496
Class I
Proceeds from shares issued	76,067	184,801
Distributions reinvested	6,613	11,066
Cost of shares redeemed	(58,179)	(171,661)
Change in net assets resulting from Class I capital transactions	24,501	24,206
Class R6
Proceeds from shares issued	13,367	39,862
Distributions reinvested	605	1,164
Cost of shares redeemed	(11,788)	(34,003)
Change in net assets resulting from Class R6 capital transactions	2,184	7,023
Total change in net assets resulting from capital transactions	$27,588	$42,389
SHARE TRANSACTIONS:
Class A
Issued	883	3,525
Reinvested	172	331
Redeemed	(984)	(2,716)
Change in Class A Shares	71	1,140
Class C
Issued	88	184
Reinvested	6	10
Redeemed	(69)	(141)
Change in Class C Shares	25	53
Class I
Issued	8,043	19,743
Reinvested	701	1,184
Redeemed	(6,158)	(18,412)
Change in Class I Shares	2,586	2,515
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Tax Aware Fund	19

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Tax Aware Real Return Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	1,414	4,274
Reinvested	64	124
Redeemed	(1,248)	(3,652)
Change in Class R6 Shares	230	746
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Tax Aware Fund	April 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

21

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Tax Aware Real Return Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$9.45	$0.15	$(0.01)	$0.14	$(0.15)
Year Ended October 31, 2025	9.38	0.30	0.07	0.37	(0.30)
Year Ended October 31, 2024	8.95	0.29	0.44	0.73	(0.30)
Year Ended October 31, 2023	9.06	0.26	(0.11)	0.15	(0.26)
Year Ended October 31, 2022	9.94	0.14	(0.88)	(0.74)	(0.14)
Year Ended October 31, 2021	9.11	0.13	0.84	0.97	(0.14)
Class C
Six Months Ended April 30, 2026 (Unaudited)	9.43	0.13	(0.01)	0.12	(0.13)
Year Ended October 31, 2025	9.36	0.25	0.07	0.32	(0.25)
Year Ended October 31, 2024	8.93	0.24	0.44	0.68	(0.25)
Year Ended October 31, 2023	9.04	0.21	(0.11)	0.10	(0.21)
Year Ended October 31, 2022	9.92	0.09	(0.87)	(0.78)	(0.10)
Year Ended October 31, 2021	9.09	0.08	0.84	0.92	(0.09)
Class I
Six Months Ended April 30, 2026 (Unaudited)	9.48	0.16	(0.01)	0.15	(0.17)
Year Ended October 31, 2025	9.41	0.32	0.07	0.39	(0.32)
Year Ended October 31, 2024	8.98	0.32	0.43	0.75	(0.32)
Year Ended October 31, 2023	9.09	0.29	(0.12)	0.17	(0.28)
Year Ended October 31, 2022	9.97	0.17	(0.88)	(0.71)	(0.17)
Year Ended October 31, 2021	9.13	0.16	0.84	1.00	(0.16)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	9.47	0.17	(0.01)	0.16	(0.17)
Year Ended October 31, 2025	9.40	0.33	0.07	0.40	(0.33)
Year Ended October 31, 2024	8.97	0.33	0.43	0.76	(0.33)
Year Ended October 31, 2023	9.08	0.30	(0.12)	0.18	(0.29)
Year Ended October 31, 2022	9.96	0.18	(0.88)	(0.70)	(0.18)
Year Ended October 31, 2021	9.13	0.17	0.83	1.00	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Tax Aware Fund	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.44	1.54%	$109,183	0.69%	3.25%	1.00%	16%
9.45	4.00	108,663	0.69	3.19	1.00	65
9.38	8.15	97,166	0.69	3.10	1.02	74
8.95	1.60	89,954	0.69	2.83	1.01	60
9.06	(7.46)	77,066	0.74	1.48	1.00	68
9.94	10.68	97,845	0.75	1.33	1.01	7

9.42	1.29	4,722	1.19	2.75	1.52	16
9.43	3.49	4,500	1.19	2.68	1.52	65
9.36	7.62	3,971	1.19	2.60	1.54	74
8.93	1.08	4,493	1.19	2.31	1.52	60
9.04	(7.93)	6,183	1.24	0.98	1.50	68
9.92	10.17	7,095	1.25	0.84	1.51	7

9.46	1.55	424,230	0.44	3.50	0.74	16
9.48	4.25	400,275	0.44	3.44	0.74	65
9.41	8.39	373,646	0.44	3.35	0.77	74
8.98	1.84	307,086	0.44	3.06	0.75	60
9.09	(7.20)	415,000	0.49	1.74	0.75	68
9.97	11.04	429,314	0.50	1.61	0.76	7

9.46	1.71	100,834	0.34	3.60	0.49	16
9.47	4.35	98,793	0.34	3.54	0.50	65
9.40	8.51	91,055	0.34	3.45	0.52	74
8.97	1.95	105,632	0.34	3.20	0.51	60
9.08	(7.11)	64,574	0.39	1.90	0.50	68
9.96	11.04	31,580	0.40	1.76	0.51	7

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Tax Aware Fund	23

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Tax Aware Real Return Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of the Fund is to seek to maximize after-tax inflation protected return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.

24	J.P. Morgan Tax Aware Fund	April 30, 2026

Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$588,757	$—	$588,757
Short-Term Investments
Investment Companies	35,952	—	—	35,952
Total Investments in Securities	$35,952	$588,757	$—	$624,709
Appreciation in Other Financial Instruments
Swaps	$—	$4,858	$—	$4,858
Depreciation in Other Financial Instruments
Futures Contracts	$(113)	$—	$—	$(113)
Swaps	—	(396)	—	(396)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(113)	$4,462	$—	$4,349
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of April 30, 2026, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of April 30, 2026, which are shown as a Receivable for Investment securities sold - delayed delivery securities and a Payable for Investment securities purchased - delayed delivery securities. on the Statement of Assets and Liabilities. The values of these securities held at April 30, 2026 are detailed on the SOI, if any.

April 30, 2026	J.P. Morgan Tax Aware Fund	25

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the six months ended April 30, 2026.
E. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.09% (a) (b)	$37,983	$103,951	$105,981	$—	$(1)	$35,952	35,949	$607	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
F. Derivatives— The Fund used derivative instruments including options, futures and swaps in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to effectively manage the long and short equity exposures in the portfolio, manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

26	J.P. Morgan Tax Aware Fund	April 30, 2026

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.
Notes F(1) - F(3) below describe the various derivatives used by the Fund.
(1) Options— The Fund purchased and/or sold ("wrote") put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statement of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statement of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
(2) Futures Contracts— The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

April 30, 2026	J.P. Morgan Tax Aware Fund	27

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Swaps— The Fund engaged in various swap transactions to manage interest rate (e.g., duration, yield curve) and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
Derivatives Volume
The table below discloses the volume of the Fund's options, futures contracts and swaps activity during the six months ended April 30, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):

Futures Contracts:
Average Notional Balance Long	$15,106
Average Notional Balance Short	(3,235)
Ending Notional Balance Long	4,740
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	409,439
Average Notional Balance - Receives Fixed Rate	56,330
Ending Notional Balance - Pays Fixed Rate	415,950
Ending Notional Balance - Receives Fixed Rate	197,155
Exchange-Traded Options:
Average Number of Contracts Purchased	1,725
Average Number of Contracts Written	(1,725)
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

28	J.P. Morgan Tax Aware Fund	April 30, 2026

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended April 30, 2026, are as follows:
	Class A	Class C	Class I	Class R6	Total
Transfer agency fees	$2	$— (a)	$2	$1	$5

(a)	Amount rounds to less than one thousand.
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years, remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
K. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended April 30, 2026, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.

April 30, 2026	J.P. Morgan Tax Aware Fund	29

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of each Fund do not charge a distribution fee. The Distribution Plan provides that Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2026, JPMDS retained the following:
Front-End Sales Charge	CDSC
$— (a)	$—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R6
0.70%	1.20%	0.45%	0.35%

The expense limitation agreements were in effect for the six months ended April 30, 2026 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2027.

30	J.P. Morgan Tax Aware Fund	April 30, 2026

For the six months ended April 30, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$265	$177	$393	$835
Additionally, the Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended April 30, 2026 was $30.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended April 30, 2026, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$124,307	$89,529
During the six months ended April 30, 2026, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$615,776	$17,529	$4,288	$13,241
At October 31, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$95,424	$29,543

April 30, 2026	J.P. Morgan Tax Aware Fund	31

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended April 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of April 30, 2026, the Fund had two individual shareholder and/or non-affiliated omnibus accounts, which owned 38.2% of the Fund’s outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund’s investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

32	J.P. Morgan Tax Aware Fund	April 30, 2026

The Fund invests primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer's ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers' ratings and the Fund's ability to collect principal and interest, in the event of an issuer's default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

April 30, 2026	J.P. Morgan Tax Aware Fund	33

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. April 2026.
SAN-TA-426

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

Semi-Annual Financial Statements
J.P. Morgan Specialty Funds
April 30, 2026 (Unaudited)
JPMorgan Research Market Neutral Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 101.6%
Common Stocks — 78.9%
Aerospace & Defense — 2.1%
Howmet Aerospace, Inc. (a)	15	3,767
RTX Corp. (a)	15	2,587
TransDigm Group, Inc. (a)	1	692
		7,046
Air Freight & Logistics — 0.4%
FedEx Corp.	4	1,394
Automobiles — 0.4%
General Motors Co.	17	1,284
Banks — 3.1%
Citigroup, Inc.	12	1,560
Fifth Third Bancorp (a)	71	3,583
Truist Financial Corp.	10	502
US Bancorp	40	2,246
Wells Fargo & Co. (a)	26	2,168
		10,059
Beverages — 0.7%
Keurig Dr Pepper, Inc.	24	709
PepsiCo, Inc.	10	1,578
		2,287
Biotechnology — 2.7%
AbbVie, Inc. (a)	5	1,096
Biogen, Inc. *	9	1,738
BioMarin Pharmaceutical, Inc. *	3	168
Insmed, Inc. *	3	401
Natera, Inc. *	4	697
Neurocrine Biosciences, Inc. *	7	963
Regeneron Pharmaceuticals, Inc.	3	2,063
Vertex Pharmaceuticals, Inc. * (a)	4	1,857
		8,983
Broadline Retail — 1.1%
Amazon.com, Inc. * (a)	13	3,495
Building Products — 2.0%
Carrier Global Corp.	5	361
Fortune Brands Innovations, Inc.	10	422
Masco Corp.	10	717
Trane Technologies plc	11	5,160
		6,660
Capital Markets — 3.6%
Ameriprise Financial, Inc.	2	777
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Ares Management Corp., Class A	5	573
Blackstone, Inc.	11	1,341
Charles Schwab Corp. (The) (a)	15	1,374
CME Group, Inc.	4	1,220
Intercontinental Exchange, Inc.	7	1,068
Morgan Stanley	13	2,422
MSCI, Inc.	2	1,497
State Street Corp.	9	1,462
		11,734
Chemicals — 0.9%
Albemarle Corp.	2	381
Ecolab, Inc.	9	2,326
PPG Industries, Inc.	2	181
		2,888
Commercial Services & Supplies — 0.2%
Waste Connections, Inc.	3	490
Communications Equipment — 0.7%
Arista Networks, Inc. *	13	2,264
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	—	247
Consumer Finance — 0.4%
American Express Co.	3	974
Capital One Financial Corp.	2	413
		1,387
Consumer Staples Distribution & Retail — 0.3%
Walmart, Inc.	8	1,008
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	33	867
Electric Utilities — 4.4%
Entergy Corp.	59	6,940
NextEra Energy, Inc. (a)	45	4,367
Southern Co. (The) (a)	34	3,303
		14,610
Electrical Equipment — 0.4%
Eaton Corp. plc	1	411
Emerson Electric Co.	2	211
Vertiv Holdings Co., Class A	2	811
		1,433
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Specialty Funds	1

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	17	2,560
Corning, Inc.	14	2,266
Keysight Technologies, Inc. *	1	288
		5,114
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	25	1,736
Entertainment — 2.2%
Spotify Technology SA *	2	692
Take-Two Interactive Software, Inc. *	6	1,227
Walt Disney Co. (The) (a)	32	3,330
Warner Music Group Corp., Class A (a)	75	2,130
		7,379
Financial Services — 5.7%
Affirm Holdings, Inc., Class A *	48	3,073
Apollo Global Management, Inc. (a)	4	525
Corpay, Inc. * (a)	16	4,822
Fidelity National Information Services, Inc. (a)	38	1,761
Fiserv, Inc. *	5	343
Klarna Group plc (United Kingdom) *	7	101
Mastercard, Inc., Class A (a)	10	5,026
Toast, Inc., Class A *	76	2,159
WEX, Inc. *	7	1,076
		18,886
Food Products — 0.1%
Mondelez International, Inc., Class A	3	168
Ground Transportation — 1.4%
CSX Corp.	65	2,930
Saia, Inc. *	2	976
XPO, Inc. *	3	718
		4,624
Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp. *	22	1,245
Dexcom, Inc. *	7	434
Edwards Lifesciences Corp. *	17	1,423
Intuitive Surgical, Inc. *	2	975
Medtronic plc	—	20
Stryker Corp.	5	1,561
		5,658
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — 1.3%
Cencora, Inc.	1	336
Molina Healthcare, Inc. *	4	683
UnitedHealth Group, Inc. (a)	9	3,414
		4,433
Health Care REITs — 0.9%
Ventas, Inc.	34	2,986
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	4	761
Chipotle Mexican Grill, Inc., Class A * (a)	20	678
Darden Restaurants, Inc.	2	333
DoorDash, Inc., Class A *	16	2,626
McDonald's Corp. (a)	9	2,662
Royal Caribbean Cruises Ltd.	1	322
Yum! Brands, Inc. (a)	13	2,038
		9,420
Household Products — 0.6%
Church & Dwight Co., Inc.	21	2,031
Industrial Conglomerates — 0.8%
3M Co. (a)	18	2,610
Insurance — 2.1%
Aon plc, Class A	6	1,982
Arthur J Gallagher & Co. (a)	10	2,140
Progressive Corp. (The) (a)	15	2,939
		7,061
Interactive Media & Services — 0.8%
Meta Platforms, Inc., Class A (a)	4	2,663
IT Services — 0.7%
Accenture plc, Class A	2	317
Cognizant Technology Solutions Corp., Class A (a)	8	414
Shopify, Inc., Class A (Canada) *	12	1,512
		2,243
Life Sciences Tools & Services — 1.5%
Danaher Corp.	8	1,414
IQVIA Holdings, Inc. *	3	496
Thermo Fisher Scientific, Inc.	4	1,741
Waters Corp. *	4	1,369
		5,020
Machinery — 2.9%
AGCO Corp.	2	269
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Specialty Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Machinery — continued
Deere & Co.	1	369
Donaldson Co., Inc.	23	2,013
Dover Corp.	18	4,038
IDEX Corp.	6	1,282
Ingersoll Rand, Inc.	21	1,719
		9,690
Media — 0.5%
Omnicom Group, Inc.	20	1,560
Multi-Utilities — 3.0%
Ameren Corp. (a)	20	2,227
Dominion Energy, Inc.	29	1,889
NiSource, Inc.	24	1,146
Sempra (a)	48	4,586
		9,848
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc.	3	925
ConocoPhillips	14	1,701
Diamondback Energy, Inc.	1	198
EOG Resources, Inc.	11	1,564
EQT Corp.	21	1,271
Marathon Petroleum Corp.	3	787
Phillips 66	6	1,096
Targa Resources Corp.	9	2,257
Williams Cos., Inc. (The)	9	680
		10,479
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	6	413
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co. (a)	29	1,770
Johnson & Johnson (a)	15	3,404
		5,174
Residential REITs — 0.2%
American Homes 4 Rent, Class A	9	287
UDR, Inc.	14	524
		811
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc. *	7	2,573
Analog Devices, Inc.	2	652
ASML Holding NV (Registered), NYRS (Netherlands) (a)	1	1,505
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.	4	1,648
Lam Research Corp.	12	3,212
Microchip Technology, Inc.	3	320
Micron Technology, Inc.	4	2,138
NVIDIA Corp. (a)	19	3,861
NXP Semiconductors NV (Netherlands) (a)	6	1,837
Skyworks Solutions, Inc.	20	1,367
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	6	2,284
Texas Instruments, Inc.	4	1,093
Universal Display Corp.	6	479
		22,969
Software — 2.9%
Autodesk, Inc. *	2	577
Cadence Design Systems, Inc. *	7	2,255
Fortinet, Inc. *	4	334
Intuit, Inc.	8	3,158
Microsoft Corp. (a)	6	2,267
Oracle Corp.	4	608
ServiceNow, Inc. *	4	396
		9,595
Specialized REITs — 0.7%
American Tower Corp.	3	543
Equinix, Inc.	2	1,647
		2,190
Specialty Retail — 5.1%
AutoZone, Inc. *	1	3,823
Best Buy Co., Inc.	6	341
Burlington Stores, Inc. * (a)	13	4,058
Lowe's Cos., Inc. (a)	17	4,158
O'Reilly Automotive, Inc. *	23	2,260
Ross Stores, Inc. (a)	7	1,725
Tractor Supply Co.	10	361
		16,726
Technology Hardware, Storage & Peripherals — 1.9%
Hewlett Packard Enterprise Co.	62	1,792
Seagate Technology Holdings plc	3	2,109
Western Digital Corp.	6	2,434
		6,335
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Specialty Funds	3

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Tobacco — 0.5%
Philip Morris International, Inc.	10	1,565
Trading Companies & Distributors — 0.7%
United Rentals, Inc.	2	2,202
Total Common Stocks (Cost $202,710)		259,725
Short-Term Investments — 22.7%
Investment Companies — 22.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (b) (c)(Cost $74,875)	74,862	74,877
Total Long Positions (Cost $277,585)		334,602
Short Positions — (77.1)%
Common Stocks — (77.1)%
Aerospace & Defense — (0.7)%
General Dynamics Corp.	—	(189)
Lockheed Martin Corp.	(1)	(563)
Northrop Grumman Corp.	(3)	(1,653)
(2,405)
Air Freight & Logistics — (0.3)%
CH Robinson Worldwide, Inc.	(4)	(797)
United Parcel Service, Inc., Class B	(2)	(204)
(1,001)
Automobiles — (1.3)%
Ford Motor Co.	(181)	(2,184)
Tesla, Inc. *	(6)	(2,236)
(4,420)
Banks — (2.4)%
Citizens Financial Group, Inc.	(32)	(2,107)
KeyCorp	(116)	(2,560)
PNC Financial Services Group, Inc. (The)	(15)	(3,354)
(8,021)
Beverages — (0.5)%
Coca-Cola Co. (The)	(6)	(446)
Molson Coors Beverage Co., Class B	(25)	(1,076)
Monster Beverage Corp. *	(3)	(213)
(1,735)
Biotechnology — (2.0)%
Amgen, Inc.	(9)	(2,908)
Gilead Sciences, Inc.	(10)	(1,310)
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Incyte Corp. *	(13)	(1,275)
Moderna, Inc. *	(24)	(1,098)
(6,591)
Broadline Retail — (1.5)%
eBay, Inc.	(49)	(5,026)
Building Products — (0.2)%
Lennox International, Inc.	(1)	(599)
Capital Markets — (5.7)%
Bank of New York Mellon Corp. (The)	(8)	(1,096)
Blackrock, Inc.	(2)	(1,927)
Carlyle Group, Inc. (The)	(27)	(1,342)
Coinbase Global, Inc., Class A *	(2)	(304)
FactSet Research Systems, Inc.	(7)	(1,646)
Franklin Resources, Inc.	(138)	(4,137)
Goldman Sachs Group, Inc. (The)	(1)	(711)
LPL Financial Holdings, Inc.	(3)	(1,123)
Moody's Corp.	(7)	(3,426)
Nasdaq, Inc.	(7)	(667)
Northern Trust Corp.	(6)	(906)
Tradeweb Markets, Inc., Class A	(13)	(1,473)
(18,758)
Chemicals — (0.9)%
Air Products and Chemicals, Inc.	(5)	(1,572)
Dow, Inc.	(8)	(330)
Eastman Chemical Co.	(12)	(877)
(2,779)
Commercial Services & Supplies — (2.8)%
Cintas Corp.	(7)	(1,200)
Republic Services, Inc., Class A	(10)	(2,152)
Veralto Corp.	(23)	(2,006)
Waste Management, Inc.	(17)	(3,969)
(9,327)
Communications Equipment — (1.0)%
Cisco Systems, Inc.	(35)	(3,205)
Consumer Finance — (0.7)%
Synchrony Financial	(32)	(2,409)
Consumer Staples Distribution & Retail — (3.9)%
Dollar General Corp.	(9)	(1,043)
Dollar Tree, Inc. *	(38)	(3,651)
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Specialty Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Kroger Co. (The)	(13)	(895)
Sysco Corp.	(49)	(3,622)
Target Corp.	(27)	(3,549)
(12,760)
Distributors — (0.2)%
Pool Corp.	(4)	(773)
Electric Utilities — (6.5)%
American Electric Power Co., Inc.	(26)	(3,620)
Duke Energy Corp.	(32)	(4,217)
Edison International	(11)	(782)
Eversource Energy	(52)	(3,656)
Exelon Corp.	(97)	(4,452)
Pinnacle West Capital Corp.	(13)	(1,316)
PPL Corp.	(94)	(3,503)
(21,546)
Electrical Equipment — (0.3)%
Acuity, Inc.	(1)	(462)
Rockwell Automation, Inc.	(2)	(668)
(1,130)
Energy Equipment & Services — (0.5)%
Halliburton Co.	(10)	(419)
SLB Ltd.	(24)	(1,363)
(1,782)
Entertainment — (0.7)%
TKO Group Holdings, Inc.	(12)	(2,240)
Financial Services — (3.2)%
Berkshire Hathaway, Inc., Class B *	(2)	(743)
Block, Inc. *	(53)	(3,711)
PayPal Holdings, Inc.	(37)	(1,862)
Voya Financial, Inc.	(32)	(2,644)
Western Union Co. (The)	(160)	(1,454)
(10,414)
Food Products — (1.2)%
Campbell's Co. (The)	(46)	(964)
Conagra Brands, Inc.	(56)	(800)
General Mills, Inc.	(22)	(768)
Kraft Heinz Co. (The)	(68)	(1,544)
(4,076)
INVESTMENTS	SHARES (000)	VALUE ($000)

Ground Transportation — (0.2)%
Old Dominion Freight Line, Inc.	(3)	(627)
Health Care Equipment & Supplies — (0.8)%
Abbott Laboratories	(5)	(478)
Dentsply Sirona, Inc.	(62)	(727)
Zimmer Biomet Holdings, Inc.	(18)	(1,437)
(2,642)
Health Care Providers & Services — (0.9)%
Centene Corp. *	(17)	(891)
Cigna Group (The)	(1)	(176)
Elevance Health, Inc.	(3)	(1,269)
Humana, Inc.	(1)	(241)
McKesson Corp.	—	(481)
(3,058)
Hotels, Restaurants & Leisure — (1.5)%
Expedia Group, Inc.	(2)	(651)
Starbucks Corp.	(41)	(4,308)
(4,959)
Household Durables — (0.6)%
DR Horton, Inc.	(2)	(368)
Mohawk Industries, Inc. *	(5)	(579)
NVR, Inc. *	—	(480)
Toll Brothers, Inc.	(5)	(645)
(2,072)
Household Products — (0.7)%
Clorox Co. (The)	(10)	(942)
Procter & Gamble Co. (The)	(8)	(1,271)
(2,213)
Industrial Conglomerates — (1.0)%
Honeywell International, Inc.	(15)	(3,270)
Insurance — (3.7)%
Aflac, Inc.	(2)	(151)
Allstate Corp. (The)	(22)	(4,838)
American International Group, Inc.	(23)	(1,717)
Kinsale Capital Group, Inc.	(4)	(1,157)
RenaissanceRe Holdings Ltd. (Bermuda)	(1)	(403)
Ryan Specialty Holdings, Inc.	(24)	(844)
WR Berkley Corp.	(45)	(3,021)
(12,131)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Specialty Funds	5

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Interactive Media & Services — (0.2)%
Alphabet, Inc., Class C	(2)	(631)
IT Services — (0.4)%
EPAM Systems, Inc. *	(5)	(557)
Infosys Ltd. (India)	(36)	(452)
International Business Machines Corp.	(1)	(306)
MongoDB, Inc., Class A *	(1)	(123)
(1,438)
Life Sciences Tools & Services — (2.2)%
Agilent Technologies, Inc.	(10)	(1,151)
Bruker Corp.	(40)	(1,457)
ICON plc *	(6)	(694)
Illumina, Inc. *	(10)	(1,349)
Revvity, Inc.	(28)	(2,417)
(7,068)
Machinery — (3.3)%
Illinois Tool Works, Inc.	(15)	(3,891)
Otis Worldwide Corp.	(40)	(3,088)
PACCAR, Inc.	(3)	(346)
Snap-on, Inc.	(8)	(3,179)
Stanley Black & Decker, Inc.	(3)	(231)
(10,735)
Media — (1.5)%
Charter Communications, Inc., Class A *	(2)	(263)
Fox Corp., Class A	(39)	(2,493)
Paramount Skydance Corp., Class B	(99)	(1,015)
Sirius XM Holdings, Inc.	(42)	(1,144)
(4,915)
Metals & Mining — (0.2)%
Freeport-McMoRan, Inc.	(8)	(477)
Multi-Utilities — (0.3)%
WEC Energy Group, Inc.	(7)	(815)
Oil, Gas & Consumable Fuels — (3.1)%
APA Corp.	(33)	(1,361)
Chevron Corp.	(5)	(931)
Enbridge, Inc. (Canada)	(55)	(3,059)
Kinder Morgan, Inc.	(15)	(492)
Occidental Petroleum Corp.	(27)	(1,630)
ONEOK, Inc.	(28)	(2,565)
(10,038)
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — (1.9)%
Eli Lilly & Co.	(2)	(2,326)
Merck & Co., Inc.	(21)	(2,250)
Pfizer, Inc.	(64)	(1,698)
(6,274)
Professional Services — (2.2)%
Automatic Data Processing, Inc.	(14)	(3,047)
Paychex, Inc.	(31)	(2,877)
Verisk Analytics, Inc., Class A	(8)	(1,453)
(7,377)
Residential REITs — (0.2)%
AvalonBay Communities, Inc.	(3)	(541)
Retail REITs — (1.7)%
NNN REIT, Inc.	(33)	(1,433)
Realty Income Corp.	(45)	(2,881)
Simon Property Group, Inc.	(5)	(1,113)
(5,427)
Semiconductors & Semiconductor Equipment — (6.9)%
ARM Holdings plc *	(3)	(689)
Intel Corp. *	(6)	(618)
KLA Corp.	(1)	(1,069)
Marvell Technology, Inc.	(7)	(1,090)
Monolithic Power Systems, Inc.	(4)	(6,472)
ON Semiconductor Corp. *	(10)	(1,055)
QUALCOMM, Inc.	(46)	(8,212)
Teradyne, Inc.	(10)	(3,419)
(22,624)
Software — (1.7)%
Adobe, Inc. *	(5)	(1,204)
Bill Holdings, Inc. *	(12)	(467)
Fair Isaac Corp. *	(1)	(1,069)
Palo Alto Networks, Inc. *	(3)	(594)
Salesforce, Inc.	(2)	(287)
Synopsys, Inc. *	(1)	(501)
Workday, Inc., Class A *	(13)	(1,515)
(5,637)
Specialized REITs — (0.2)%
Iron Mountain, Inc.	(5)	(672)
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Specialty Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Specialty Retail — (1.4)%
Home Depot, Inc. (The)	(10)	(3,273)
TJX Cos., Inc. (The)	(8)	(1,305)
(4,578)
Technology Hardware, Storage & Peripherals — (2.9)%
Apple, Inc.	(18)	(4,916)
Dell Technologies, Inc., Class C	(2)	(508)
NetApp, Inc.	(11)	(1,164)
Sandisk Corp. *	(3)	(2,916)
(9,504)
Trading Companies & Distributors — (0.9)%
Fastenal Co.	(61)	(2,727)
WW Grainger, Inc.	—	(329)
(3,056)
Total Common Stocks (Proceeds $(245,722))		(253,776)
Total Short Positions (Proceeds $(245,722))		(253,776)
Total Investments — 24.5% (Cost $31,863)		80,826
Other Assets in Excess of Liabilities — 75.5%		248,529
Net Assets — 100.0%		329,355

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is $91,032 and $248,813, respectively.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
Futures contracts outstanding as of April 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(21)	06/18/2026	USD	(7,601)	(467)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Specialty Funds	7

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Research Market Neutral Fund
ASSETS:
Investments in non-affiliates, at value	$259,725
Investments in affiliates, at value	74,877
Cash	— (a)
Deposits at broker for futures contracts	676
Deposits at broker for securities sold short	248,813
Receivables:
Investment securities sold	4,451
Fund shares sold	1,383
Interest from non-affiliates	678
Dividends from non-affiliates	115
Dividends from affiliates	232
Tax reclaims	15
Total Assets	590,965
LIABILITIES:
Payables:
Securities sold short, at value	253,776
Dividend expense to non-affiliates on securities sold short	179
Investment securities purchased	2,544
Fund shares redeemed	4,764
Variation margin on futures contracts	74
Accrued liabilities:
Investment advisory fees	72
Administration fees	13
Distribution fees	8
Service fees	69
Custodian and accounting fees	17
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	94
Total Liabilities	261,610
Net Assets	$329,355

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Specialty Funds	April 30, 2026

JPMorgan Research Market Neutral Fund
NET ASSETS:
Paid-in-Capital	$320,747
Total distributable earnings (loss)	8,608
Total Net Assets	$329,355
Net Assets:
Class A	$30,569
Class C	1,835
Class I	296,951
Total	$329,355
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,144
Class C	147
Class I	19,254
Net Asset Value (a):
Class A — Redemption price per share	$14.25
Class C — Offering price per share (b)	12.46
Class I — Offering and redemption price per share	15.42
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$15.04
Cost of investments in non-affiliates	$202,710
Cost of investments in affiliates	74,875
Proceeds from securities sold short	245,722

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Specialty Funds	9

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited)
(Amounts in thousands)

JPMorgan Research Market Neutral Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16
Interest income from non-affiliates on securities sold short	4,880
Dividend income from non-affiliates	2,370
Dividend income from affiliates	1,326
Foreign taxes withheld (net)	4
Total investment income	8,596
EXPENSES:
Investment advisory fees	630
Administration fees	135
Distribution fees:
Class A	38
Class C	8
Service fees:
Class A	38
Class C	3
Class I	409
Custodian and accounting fees	22
Professional fees	40
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	19
Registration and filing fees	56
Transfer agency fees (See Note 2.H.)	7
Dividend expense to non-affiliates on securities sold short	3,198
Other	8
Total expenses	4,624
Less fees waived	(209)
Net expenses	4,415
Net investment income (loss)	4,181
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Specialty Funds	April 30, 2026

JPMorgan Research Market Neutral Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$13,165
Investments in affiliates	(2)
Futures contracts	(148)
Securities sold short	(19,274)
Foreign currency transactions	— (a)
Net realized gain (loss)	(6,259)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,433
Investments in affiliates	(10)
Futures contracts	(280)
Securities sold short	(7,824)
Foreign currency translations	— (a)
Change in net unrealized appreciation/depreciation	(3,681)
Net realized/unrealized gains (losses)	(9,940)
Change in net assets resulting from operations	$(5,759)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Specialty Funds	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Research Market Neutral Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,181	$10,948
Net realized gain (loss)	(6,259)	(5,479)
Change in net unrealized appreciation/depreciation	(3,681)	9,233
Change in net assets resulting from operations	(5,759)	14,702
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(926)	(1,459)
Class C	(54)	(97)
Class I	(9,716)	(16,312)
Total distributions to shareholders	(10,696)	(17,868)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(42,645)	51,933
NET ASSETS:
Change in net assets	(59,100)	48,767
Beginning of period	388,455	339,688
End of period	$329,355	$388,455
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Specialty Funds	April 30, 2026

	JPMorgan Research Market Neutral Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,261	$11,108
Distributions reinvested	907	1,425
Cost of shares redeemed	(10,096)	(13,729)
Change in net assets resulting from Class A capital transactions	3,072	(1,196)
Class C
Proceeds from shares issued	90	956
Distributions reinvested	54	96
Cost of shares redeemed	(723)	(427)
Change in net assets resulting from Class C capital transactions	(579)	625
Class I
Proceeds from shares issued	57,189	340,591
Distributions reinvested	8,449	13,687
Cost of shares redeemed	(110,776)	(301,774)
Change in net assets resulting from Class I capital transactions	(45,138)	52,504
Total change in net assets resulting from capital transactions	$(42,645)	$51,933
SHARE TRANSACTIONS:
Class A
Issued	835	751
Reinvested	63	97
Redeemed	(697)	(933)
Change in Class A Shares	201	(85)
Class C
Issued	8	73
Reinvested	4	7
Redeemed	(57)	(33)
Change in Class C Shares	(45)	47
Class I
Issued	3,662	21,359
Reinvested	540	869
Redeemed	(7,122)	(19,071)
Change in Class I Shares	(2,920)	3,157
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Specialty Funds	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Research Market Neutral Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$14.90	$0.15	$(0.39)	$(0.24)	$(0.41)	$—	$(0.41)
Year Ended October 31, 2025	15.01	0.39	0.20	0.59	(0.35)	(0.35)	(0.70)
Year Ended October 31, 2024	13.56 *	0.47	1.34	1.81	(0.36)	—	(0.36)
Year Ended October 31, 2023	12.30 *	0.34	0.84	1.18	—	—	—
Year Ended October 31, 2022	12.63 *	(0.10)	(0.32)	(0.42)	—	—	—
Year Ended October 31, 2021	13.23 *	(0.21)	0.41	0.20	—	(0.91)	(0.91)
Class C
Six Months Ended April 30, 2026 (Unaudited)	13.04	0.10	(0.34)	(0.24)	(0.34)	—	(0.34)
Year Ended October 31, 2025	13.23	0.28	0.18	0.46	(0.30)	(0.35)	(0.65)
Year Ended October 31, 2024	12.00 *	0.36	1.17	1.53	(0.30)	—	(0.30)
Year Ended October 31, 2023	10.94 *	0.25	0.77	1.02	—	—	—
Year Ended October 31, 2022	11.29 *	(0.14)	(0.30)	(0.44)	—	—	—
Year Ended October 31, 2021	11.97 *	(0.25)	0.41	0.16	—	(0.91)	(0.91)
Class I
Six Months Ended April 30, 2026 (Unaudited)	16.10	0.18	(0.42)	(0.24)	(0.44)	—	(0.44)
Year Ended October 31, 2025	16.16	0.46	0.22	0.68	(0.39)	(0.35)	(0.74)
Year Ended October 31, 2024	14.58 *	0.55	1.42	1.97	(0.39)	—	(0.39)
Year Ended October 31, 2023	13.19 *	0.41	0.75	1.16	—	—	—
Year Ended October 31, 2022	13.51 *	(0.06)	(0.53)	(0.59)	—	—	—
Year Ended October 31, 2021	14.03 *	(0.20)	0.46	0.26	—	(0.91)	(0.91)

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods.
**	Amount presented after future share reacquisition adjustment.
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

	April 30, 2026	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.90%	0.91%	0.92%	0.90%	0.90%	0.92%
Class C	1.41	1.41	1.42	1.39	1.39	1.41
Class I	0.65	0.66	0.67	0.64	0.64	0.66
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.02	1.15	1.05	1.07	1.08	1.14
Class C	1.54	1.66	1.57	1.55	1.57	1.64
Class I	0.76	0.89	0.79	0.81	0.82	0.87

(g)	Interest expense on securities sold short is 0.16%.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Specialty Funds	April 30, 2026

		Ratios/Supplemental data
				Ratios to average net assets(a)
Future share reacquisition adjustment	Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including dividend expense for securities sold short)(e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(c)	Portfolio turnover rate (including securities sold short)(c)

$—	$14.25	(1.66)%	$30,569	2.67%	2.11%	2.79%	48%	125%
—	14.90	4.08	28,964	2.58	2.63	2.82	144	284
—	15.01	13.62	30,435	2.71	3.36	2.84	103	218
0.08	13.56 *	10.24	23,101 **	2.84	2.69	3.01	92	232
0.09	12.30 *	(2.61)	20,259 **	2.72	(0.84)	2.90	100	252
0.11	12.63 *	2.67	17,161 **	2.92 (g)	(1.71)	3.14	119	307

—	12.46	(1.91)	1,835	3.19	1.57	3.32	48	125
—	13.04	3.58	2,510	2.99	2.13	3.24	144	284
—	13.23	13.02	1,913	3.20	2.86	3.35	103	218
0.04	12.00 *	9.69	1,762 **	3.33	2.20	3.50	92	232
0.09	10.94 *	(3.10)	1,504 **	3.21	(1.30)	3.39	100	252
0.07	11.29 *	2.25	1,233 **	3.44 (g)	(2.22)	3.67	119	307

—	15.42	(1.56)	296,951	2.43	2.35	2.54	48	125
—	16.10	4.37	356,981	2.30	2.89	2.53	144	284
—	16.16	13.84	307,340	2.44	3.62	2.56	103	218
0.23	14.58 *	10.54	200,510 **	2.55	2.98	2.72	92	232
0.27	13.19 *	(2.37)	139,458 **	2.41	(0.47)	2.59	100	252
0.13	13.51 *	3.10	75,401 **	2.69 (g)	(1.50)	2.90	119	307

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Specialty Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Research Market Neutral Fund	Class A, Class C and Class I	Diversified
The investment objective of the Fund is to seek to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

16	J.P. Morgan Specialty Funds	April 30, 2026

•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$334,602	$—	$—	$334,602
Total Liabilities for Securities Sold Short (a)	$(253,776)	$—	$—	$(253,776)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(467)	$—	$—	$(467)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of April 30, 2026, the Fund had no investments in restricted securities including securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

April 30, 2026	J.P. Morgan Specialty Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Fund did not lend out any securities during the six months ended April 30, 2026.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$73,284	$168,953	$167,348	$(2)	$(10)	$74,877	74,862	$1,326	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
E. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also used index futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the futures contracts activity during the six months ended April 30, 2026:

Futures Contracts:
Average Notional Balance Short	$(11,450)
Ending Notional Balance Short	(7,601)
F. Short Sales— The Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold

18	J.P. Morgan Specialty Funds	April 30, 2026

short on the Statement of Assets and Liabilities. Securities segregated as collateral are denoted on the SOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statement of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statement of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of April 30, 2026, the Fund had outstanding short sales as listed on its SOI.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short are recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended April 30, 2026, are as follows:
	Class A	Class C	Class I	Total
Transfer agency fees	$3	$— (a)	$4	$7

(a)	Amount rounds to less than one thousand.
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

April 30, 2026	J.P. Morgan Specialty Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
K. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended April 30, 2026, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2026, JPMDS retained the following:
Front-End Sales Charge	CDSC
$— (a)	$—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

20	J.P. Morgan Specialty Funds	April 30, 2026

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:
Class A	Class C	Class I
0.95%	1.45%	0.69%

The expense limitation agreement was in effect for the six months ended April 30, 2026 and are in place until at least February 28, 2027.
For the six months ended April 30, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$81	$54	$1	$136
Additionally, the Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended April 30, 2026 was $73.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended April 30, 2026, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Fund used related party broker-dealers during the six months ended April 30, 2026, and incurred less than one thousand dollars in brokerage commissions with broker-dealers affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

April 30, 2026	J.P. Morgan Specialty Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
4. Investment Transactions
During the six months ended April 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
$139,402	$210,137	$150,108	$224,948
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2026 were as follows:
Aggregate Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$31,863	$79,296	$30,800	$48,496

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
At October 31, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term
$22,988 *

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

22	J.P. Morgan Specialty Funds	April 30, 2026

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended April 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of April 30, 2026, the Fund had four individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the Fund's outstanding shares, and collectively owning 72.7% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
As of April 30, 2026, the Fund pledged a significant portion of its assets to Citigroup Global Markets, Inc. for securities sold short. For the Fund, deposits at broker for securities sold short, as noted on the Statement of Assets and Liabilities, are held at Citigroup Global Markets, Inc.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

April 30, 2026	J.P. Morgan Specialty Funds	23

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. April 2026.
SAN-SPEC-426

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
July 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
July 1, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 1, 2026